Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Frontier Diversified Series [Member]	Jun. 30, 2011 Frontier Diversified Series [Member]	Dec. 31, 2011 Frontier Dynamic Series [Member]	Jun. 30, 2011 Frontier Dynamic Series [Member]	Dec. 31, 2011 Frontier Long/Short Commodity Series [Member]	Jun. 30, 2011 Frontier Long/Short Commodity Series [Member]	Dec. 31, 2011 Frontier Masters Series [Member]	Jun. 30, 2011 Frontier Masters Series [Member]	Dec. 31, 2011 Balanced Series [Member]	Jun. 30, 2011 Balanced Series [Member]	Dec. 31, 2011 Berkeley/Graham/Tiverton Series [Member]	Jun. 30, 2011 Berkeley/Graham/Tiverton Series [Member]	Dec. 31, 2011 Currency Series [Member]	Jun. 30, 2011 Currency Series [Member]	Dec. 31, 2011 Long Only Commodity Series [Member]	Jun. 30, 2011 Long Only Commodity Series [Member]	Dec. 31, 2011 Managed Futures Index Series [Member]	Jun. 30, 2011 Managed Futures Index Series [Member]	Dec. 31, 2011 Winton Series [Member]	Jun. 30, 2011 Winton Series [Member]	Dec. 31, 2011 Winton/Graham Series [Member]	Jun. 30, 2011 Winton/Graham Series [Member]
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	FRONTIER FUND
Entity Central Index Key	0001261379
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,320,682	1,327,025	0	16,639	499,966	476,218	518,762	541,201	1,953,014	2,133,093	426,174	465,799	61,036	68,088	0	28,645	0	30,969	342,279	359,487	282,832	310,686
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

Statements Of Financial Condition (The Series Of The Frontier Fund - Diversified, Dynamic And Long/Short Commodity Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Frontier Diversified Series [Member]
ASSETS
Cash and cash equivalents	$ 4,976,749		$ 4,647,422		$ 8,738,002
U.S. Treasury securities, at fair value	16,557,304		13,620,730
Custom time deposits	75,318,509		77,115,708
Swap contracts, at fair value	131,004		11,407,905
Investments in unconsolidated trading companies, at fair value	38,240,171		54,940,095
Prepaid service fees - Class 1	162,977		407,844
Interest receivable	228,877		185,893
Receivable from related parties	16,362		90,000
Other assets	10,129		60
Total Assets	135,642,082		162,415,657
LIABILITIES
Pending owner additions	243,088		622,918
Owner redemptions payable	321,138		219,042
Incentive fees payable to Managing Owner	522,033		1,453,102
Management fees payable to Managing Owner	180,232		139,758
Interest payable to Managing Owner	53,915		52,961
Trading fees payable to Managing Owner	269,021		310,302
Trailing service fees payable to Managing Owner	76,877		48,903
Payables to related parties			57,770
Other liabilities	2,174		14,929
Total Liabilities	1,668,478		2,919,685
CAPITAL
Total Owners' Capital	133,973,604		159,495,972
Total Capital	133,973,604	[1]	159,495,972	[1]	56,316,119	[1]
Total Liabilities and Capital	135,642,082		162,415,657
Units Outstanding	1,320,682	[1]	1,521,715	[1]	579,363	[1]
Frontier Diversified Series [Member] | Managing Owner Class 1 [Member]
CAPITAL
Managing Owner Units	27,334		28,484
Total Capital	27,334	[1]	28,484	[1]	26,621	[1]
Units Outstanding	275	[1]	275	[1]	275	[1]
Frontier Diversified Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	1,486,740		1,627,227
Total Capital	1,486,740	[1]	1,627,227	[1]	543,790	[1]
Units Outstanding	14,301	[1]	15,285	[1]	5,562	[1]
Frontier Diversified Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	72,397,572		89,993,647
Total Capital	72,397,572	[1]	89,993,647	[1]	32,933,919	[1]
Units Outstanding	728,370	[1]	868,850	[1]	340,214	[1]
Frontier Diversified Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	60,061,958		67,846,614
Total Capital	60,061,958	[1]	67,846,614	[1]	22,811,789	[1]
Units Outstanding	577,736	[1]	637,305	[1]	233,312	[1]
Frontier Diversified Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	728,645		869,125
Net Asset Value per Unit	$ 99.4		$ 103.58
Frontier Diversified Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	592,037		652,590
Net Asset Value per Unit	$ 103.96		$ 106.46
Frontier Dynamic Series [Member]
ASSETS
Cash and cash equivalents			498,048	[2],[3]	2,262,363	[2]
U.S. Treasury securities, at fair value			2,796,510	[3]
Custom time deposits			15,832,842	[3]
Swap contracts, at fair value			10,956,772	[3]
Prepaid service fees - Class 1			6,542	[3]
Interest receivable			38,166	[3]
Other assets			12	[3]
Total Assets			30,128,892	[3]
LIABILITIES
Inter-series payables, at fair value			28,320,283	[3]
Pending owner additions			70,000	[3]
Owner redemptions payable			28,323	[3]
Interest payable to Managing Owner			10,064	[3]
Trading fees payable to Managing Owner			59,936	[3]
Trailing service fees payable to Managing Owner			726	[3]
Payables to related parties			6,585	[3]
Other liabilities			53	[3]
Total Liabilities			28,495,970	[3]
CAPITAL
Total Owners' Capital			1,632,922	[3]
Total Capital			1,632,922	[1],[3]	896,917	[1]
Total Liabilities and Capital			30,128,892	[3]
Units Outstanding			17,644	[1]	9,782	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 1 [Member]
CAPITAL
Managing Owner Units			25,282	[3]
Total Capital			25,282	[1]	25,142	[1]
Units Outstanding			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units			25,960	[3]
Total Capital			25,960	[1]	25,370	[1]
Units Outstanding			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units			1,193,940	[3]
Total Capital			1,193,940	[1]	581,113	[1]
Units Outstanding			12,987	[1]	6,356	[1]
Frontier Dynamic Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units			387,740	[3]
Total Capital			387,740	[1]	265,292	[1]
Units Outstanding			4,107	[1]	2,876	[1]
Frontier Dynamic Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding			13,262	[3]
Net Asset Value per Unit	$ 88.05	[3]	$ 91.94	[3]
Frontier Dynamic Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding			4,382	[3]
Net Asset Value per Unit	$ 91.26	[3]	$ 94.4	[3]
Frontier Long/Short Commodity Series [Member]
ASSETS
Cash and cash equivalents	3,045,849		1,114,912		6,658,536		2,504,519
U.S. Treasury securities, at fair value	9,466,240		6,801,035
Custom time deposits	43,061,546		38,505,033
Receivable from futures commission merchants	47,822,021
Swap contracts, at fair value	74,898
Investments in unconsolidated trading companies, at fair value	4,081,988		32,964,448
Prepaid service fees - Class 1	96,503		47,889
Interest receivable	130,855		92,819
Receivable from related parties	4,071
Other assets	9,592		212
Total Assets	107,793,563		79,526,348
LIABILITIES
Open trade deficit, at fair value	25,934,678
Pending owner additions	40,966		125,967
Owner redemptions payable	84,705		161,182
Incentive fees payable to Managing Owner	127,052		1,600,703
Management fees payable to Managing Owner	284,677		300,038
Interest payable to Managing Owner	30,614		21,144
Trading fees payable to Managing Owner	83,646		44,699
Trailing service fees payable to Managing Owner	22,920		69,686
Payables to related parties			8,528
Other liabilities			10,961
Total Liabilities	26,609,258		2,342,908
CAPITAL
Total Owners' Capital	70,960,726		77,183,440
Non-Controlling Interests	10,223,579
Total Capital	81,184,305		77,183,440		80,387,710		59,308,614
Total Liabilities and Capital	107,793,563		79,526,348
Units Outstanding	499,966		552,621		587,224		566,000
Frontier Long/Short Commodity Series [Member] | Managing Owner Class 1a [Member]
CAPITAL
Managing Owner Units	14,271		32,439
Total Capital	14,271	[4]	32,439	[4]	27,911	[4]
Units Outstanding	117	[4]	275	[4]	275	[4]
Frontier Long/Short Commodity Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	499,336		1,309,512
Total Capital	499,336		1,309,512		1,089,327		933,708
Units Outstanding	3,083		8,544		8,544		8,544
Frontier Long/Short Commodity Series [Member] | Managing Owner Class 2a [Member]
CAPITAL
Managing Owner Units	282,740		33,324
Total Capital	282,740	[4]	33,324	[4]	28,183	[4]
Units Outstanding	2,222	[4]	275	[4]	275	[4]
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	4,159,047		31,185,756
Total Capital	4,159,047		31,185,756		45,759,225		46,525,406
Units Outstanding	30,551		234,956		402,206		463,448
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 1a [Member]
CAPITAL
Limited Owner Units	18,877,124		5,619,870
Total Capital	18,877,124	[4]	5,619,870	[4]	1,064,105	[4]
Units Outstanding	155,099	[4]	47,642	[4]	10,484	[4]
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	8,689,426		14,275,466
Total Capital	8,689,426		14,275,466		13,896,776		10,273,181
Units Outstanding	53,648		93,143		109,000		94,008
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 2a [Member]
CAPITAL
Limited Owner Units	10,628,724		3,728,502
Total Capital	10,628,724	[4]	3,728,502	[4]	848,349	[4]
Units Outstanding	83,538	[4]	30,769	[4]	8,278	[4]
Frontier Long/Short Commodity Series [Member] | Limited Owners Class 3 [Member]
CAPITAL
Limited Owner Units	27,810,058		20,998,571
Total Capital	$ 27,810,058	[5]	$ 20,998,571	[5]	$ 6,140,056	[5]
Units Outstanding	171,708	[5]	137,017	[5]	48,162	[5]
Frontier Long/Short Commodity Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	30,551		234,956
Net Asset Value per Unit	$ 136.13		$ 132.73
Frontier Long/Short Commodity Series [Member] | Total Owner Class OneA [Member]
CAPITAL
Units Outstanding	155,216		47,917
Net Asset Value per Unit	$ 121.71		$ 117.96
Frontier Long/Short Commodity Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	56,731		101,687
Net Asset Value per Unit	$ 161.97		$ 153.26
Frontier Long/Short Commodity Series [Member] | Total Owner Class TwoA [Member]
CAPITAL
Units Outstanding	85,760		31,044
Net Asset Value per Unit	$ 127.23		$ 121.18
Frontier Long/Short Commodity Series [Member] | Total Owner Class Three [Member]
CAPITAL
Units Outstanding	171,708		137,017
Net Asset Value per Unit	$ 161.96		$ 153.26

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[3]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. The Series remains open.
[4]	Frontier Long/Short Commodity Series Class 1a and 2a began trading operations on June 9, 2009
[5]	Frontier Long/Short Commodity Series Class 3 began trading operations on May 30, 2009

Statements Of Financial Condition (The Series Of The Frontier Fund - Frontier Master, Balanced And Berkeley/Graham/Tiverton Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Masters Series [Member]
ASSETS
Cash and cash equivalents	$ 2,234,716		$ 1,207,290
U.S. Treasury securities, at fair value	7,232,546		3,543,554
Custom time deposits	32,900,559		20,062,341
Receivable from futures commission merchants	5,107,749
Open trade equity, at fair value	792,372
Swap contracts, at fair value	57,225		26,242,246
Investments in unconsolidated trading companies, at fair value	4,717,914		15,921,658
Prepaid service fees - Class 1	50,950		204,960
Interest receivable	99,978		48,362
Other assets	6,162		15
Total Assets	53,200,171		67,230,426
LIABILITIES
Pending owner additions	22,716		146,000
Owner redemptions payable	4,996		183,222
Incentive fees payable to Managing Owner			229,686
Management fees payable to Managing Owner	117,541		108,531
Interest payable to Managing Owner	23,408		13,334
Trading fees payable to Managing Owner	105,278		131,841
Trailing service fees payable to Managing Owner	41,911		21,894
Payables to related parties	56		113,911
Other liabilities	856		6,277
Total Liabilities	316,762		954,696
CAPITAL
Total Owners' Capital	52,824,997		66,275,730
Non-Controlling Interests	58,412
Total Capital	52,883,409	[1]	66,275,730	[1]
Total Liabilities and Capital	53,200,171		67,230,426
Units Outstanding	518,762	[1]	637,138	[1]
Frontier Masters Series [Member] | Managing Owner Class 1 [Member]
CAPITAL
Managing Owner Units	27,569		28,315
Total Capital	27,569	[1]	28,315	[1]
Units Outstanding	275	[1]	275	[1]
Frontier Masters Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	589,893		696,838
Total Capital	589,893	[1]	696,838	[1]
Units Outstanding	5,627	[1]	6,586	[1]
Frontier Masters Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	34,062,567		41,185,360
Total Capital	34,062,567	[1]	41,185,360	[1]
Units Outstanding	339,777	[1]	399,994	[1]
Frontier Masters Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	18,144,968		24,365,217
Total Capital	18,144,968	[1]	24,365,217	[1]
Units Outstanding	173,083	[1]	230,283	[1]
Frontier Masters Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	340,052		400,269
Net Asset Value per Unit	$ 100.25		$ 102.96
Frontier Masters Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	178,710		236,869
Net Asset Value per Unit	$ 104.83		$ 105.81
Balanced Series [Member]
ASSETS
Cash and cash equivalents	9,758,138		5,375,950
U.S. Treasury securities, at fair value	29,168,216		27,253,497
Custom time deposits	132,685,042		154,299,574
Receivable from futures commission merchants	74,736,294		85,398,794
Open trade equity, at fair value	13,104,541		30,878,505
Swap contracts, at fair value	23,819,312		49,811,462
Investments in unconsolidated trading companies, at fair value	18,255,809		42,072,378
Inter-series receivables, at fair value			41,137,058
Prepaid service fees - Class 1			3
Interest receivable	403,201		371,950
Other assets	48,273		18,859
Total Assets	301,978,826		436,618,030
LIABILITIES
Short options written, at fair value	3,326,453		4,788,295
Pending owner additions	45,208
Owner redemptions payable	84,710		112,581
Incentive fees payable to Managing Owner	1,195,031		2,688,776
Management fees payable to Managing Owner	241,525		114,145
Interest payable to Managing Owner	397,864		149,043
Trading fees payable to Managing Owner	176,398		71,087
Trailing service fees payable to Managing Owner	435,380		196,325
Payables to related parties	2,408		67,515
Other liabilities	8,437		3,129
Total Liabilities	5,913,414		8,190,896
CAPITAL
Total Owners' Capital	255,432,076		376,897,450
Non-Controlling Interests	40,633,336		51,529,684
Total Capital	296,065,412		428,427,134
Total Liabilities and Capital	301,978,826		436,618,030
Units Outstanding	1,953,014		2,760,618
Balanced Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	3,351,608		2,679,852
Total Capital	3,351,608		2,679,852
Units Outstanding	21,620		16,806
Balanced Series [Member] | Managing Owner Class 2a [Member]
CAPITAL
Managing Owner Units	158,814		165,380
Total Capital	158,814		165,380
Units Outstanding	1,237		1,237
Balanced Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	183,785,318		287,807,510
Total Capital	183,785,318		287,807,510
Units Outstanding	1,476,131		2,181,233
Balanced Series [Member] | Limited Owners Class 1a [Member]
CAPITAL
Limited Owner Units	2,536,559		5,120,558
Total Capital	2,536,559		5,120,558
Units Outstanding	23,388		44,006
Balanced Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	60,020,959		74,035,876
Total Capital	60,020,959		74,035,876
Units Outstanding	387,173		464,304
Balanced Series [Member] | Limited Owners Class 2a [Member]
CAPITAL
Limited Owner Units	2,626,016		3,396,994
Total Capital	2,626,016		3,396,994
Units Outstanding	20,460		25,416
Balanced Series [Member] | Limited Owners Class 3a [Member]
CAPITAL
Limited Owner Units	2,952,802		3,691,280
Total Capital	2,952,802	[2]	3,691,280	[2]
Units Outstanding	23,005	[2]	27,616	[2]
Balanced Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	1,476,131		2,181,233
Net Asset Value per Unit	$ 124.5		$ 131.95
Balanced Series [Member] | Total Owner Class OneA [Member]
CAPITAL
Units Outstanding	23,388		44,006
Net Asset Value per Unit	$ 108.45		$ 116.36
Balanced Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	408,793		481,110
Net Asset Value per Unit	$ 155.02		$ 159.46
Balanced Series [Member] | Total Owner Class TwoA [Member]
CAPITAL
Units Outstanding	21,697		26,653
Net Asset Value per Unit	$ 128.35		$ 133.66
Balanced Series [Member] | Total Owner Class ThreeA [Member]
CAPITAL
Units Outstanding	23,005		27,616
Net Asset Value per Unit	$ 128.36		$ 133.66
Berkeley/Graham/Tiverton Series [Member]
ASSETS
Cash and cash equivalents	1,352,378	[3]	1,341,151	[3]
U.S. Treasury securities, at fair value	4,347,398	[3]	7,024,829	[3]
Custom time deposits	19,776,137	[3]	39,772,074	[3]
Swap contracts, at fair value	34,397	[3]
Investments in unconsolidated trading companies, at fair value	8,234,047	[3]	12,665,871	[3]
Investment in Berkeley Quantitative Colorado Fund, LLC, at fair value	6,270,844	[3]	10,157,099	[3]
Prepaid service fees - Class 1			16	[3]
Interest receivable	60,095	[3]	95,873	[3]
Other assets	7,914	[3]	136	[3]
Total Assets	40,083,210	[3]	71,057,049	[3]
LIABILITIES
Pending owner additions	3,396	[3]
Owner redemptions payable	182,552	[3]	96,181	[3]
Incentive fees payable to Managing Owner			270,557	[3]
Management fees payable to Managing Owner	101,400	[3]	152,455	[3]
Interest payable to Managing Owner	68,021	[3]	119,500	[3]
Trading fees payable to Managing Owner	25,212	[3]	29,714	[3]
Trailing service fees payable to Managing Owner	87,016	[3]	148,307	[3]
Payables to related parties	268	[3]	10,054	[3]
Other liabilities	1,373	[3]	953	[3]
Total Liabilities	469,238	[3]	827,721	[3]
CAPITAL
Total Owners' Capital	39,613,972	[3]	70,229,328	[3]
Total Capital	39,613,972	[3]	70,229,328	[3]
Total Liabilities and Capital	40,083,210	[3]	71,057,049	[3]
Units Outstanding	426,174	[3]	623,512	[3]
Berkeley/Graham/Tiverton Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	7,878	[3]	136,528	[3]
Total Capital	7,878	[3]	136,528	[3]
Units Outstanding	70	[3]	1,036	[3]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	35,180,631	[3]	61,842,996	[3]
Total Capital	35,180,631	[3]	61,842,996	[3]
Units Outstanding	386,533	[3]	559,848	[3]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	4,425,463	[3]	8,249,804	[3]
Total Capital	$ 4,425,463	[3]	$ 8,249,804	[3]
Units Outstanding	39,571	[3]	62,628	[3]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	386,533	[3]	559,848	[3]
Net Asset Value per Unit	$ 91.02	[3]	$ 110.46	[3]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	39,641	[3]	63,664	[3]
Net Asset Value per Unit	$ 111.84	[3]	$ 131.73	[3]

[1]	The Frontier Masters Series began trading operations on June 9, 2009
[2]	The Balanced Series Class 3a began trading operations on June 4, 2009
[3]	Formerly the Campbell/Graham/Tiverton Series.

Statements Of Financial Condition (The Series Of The Frontier Fund - Currency, Long Only And Managed Futures Index Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Currency Series [Member]
ASSETS
Cash and cash equivalents	$ 182,875		$ 275,485
U.S. Treasury securities, at fair value	326,517		2,009,673
Custom time deposits	1,485,313		11,378,050
Receivable from futures commission merchants			678,208
Open trade equity, at fair value			28,390
Swap Contracts, at fair value	2,583		5,668,768
Investments in unconsolidated trading companies, at fair value	2,352,121
Interest receivable	4,514		27,428
Other Assets	497		28
Total Assets	4,354,420		20,066,030
LIABILITIES
Short options written, at fair value			1,292
Inter-series payables, at fair value			12,816,775
Pending owner additions	4,509
Owner redemptions payable	15,694		45,220
Management fees payable to Managing Owner			13,860
Interest payable to Managing Owner	5,681		24,379
Trading fees payable to Managing Owner	2,727		8,409
Trailing service fees payable to Managing Owner	6,285		11,273
Payables to related parties	52		5,298
Other liabilities	115		124
Total Liabilities	35,063		12,926,630
CAPITAL
Total Owners' Capital	4,319,357		7,139,400
Total Capital	4,319,357		7,139,400
Total Liabilities and Capital	4,354,420		20,066,030
Units Outstanding	61,036		88,632
Currency Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	2,563		2,791
Total Capital	2,563		2,791
Units Outstanding	29		29
Currency Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	4,228,350		6,381,882
Total Capital	4,228,350		6,381,882
Units Outstanding	59,997		80,694
Currency Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	88,444		754,727
Total Capital	88,444		754,727
Units Outstanding	1,010		7,909
Currency Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	59,997		80,694
Net Asset Value per Unit	$ 70.48		$ 79.09
Currency Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	1,039		7,938
Net Asset Value per Unit	$ 87.61		$ 95.43
Long Only Commodity Series [Member]
ASSETS
Cash and cash equivalents	1,452,927	[1],[2]	175,096	[1],[2]
U.S. Treasury securities, at fair value			485,541	[2]
Custom time deposits			2,748,960	[2]
Swap Contracts, at fair value			790,796	[2]
Interest receivable			6,627	[2]
Receivable from related parties	70	[2]
Other Assets	87	[2]	61	[2]
Total Assets	1,453,084	[2]	4,207,081	[2]
LIABILITIES
Owner redemptions payable	1,441,899	[2]
Management fees payable to Managing Owner	102	[2]	4,634	[2]
Interest payable to Managing Owner	452	[2]	1,760	[2]
Trading fees payable to Managing Owner	635	[2]	1,750	[2]
Trailing service fees payable to Managing Owner	672	[2]	5,599	[2]
Payables to related parties	9,315	[2]	90	[2]
Other liabilities	9	[2]	17	[2]
Total Liabilities	1,453,084	[2]	13,850	[2]
CAPITAL
Total Owners' Capital			4,193,231	[2]
Total Capital			4,193,231	[2],[3]
Total Liabilities and Capital	1,453,084	[2]	4,207,081	[2]
Units Outstanding			43,728	[3]
Long Only Commodity Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units			51,212	[2]
Total Capital			51,212	[3]
Units Outstanding			494	[3]
Long Only Commodity Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units			3,348,953	[2]
Total Capital			3,348,953	[3]
Units Outstanding			35,587	[3]
Long Only Commodity Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units			793,066	[2]
Total Capital			793,066	[3]
Units Outstanding			7,647	[3]
Long Only Commodity Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding			35,587	[2]
Net Asset Value per Unit	$ 87.11	[2]	$ 94.11	[2]
Long Only Commodity Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding			8,141	[2]
Net Asset Value per Unit	$ 97.88	[2]	$ 103.71	[2]
Long Only Commodity Series [Member] | Total Owner Class Three [Member]
CAPITAL
Net Asset Value per Unit	$ 97.88	[2],[4]
Managed Futures Index Series [Member]
ASSETS
Cash and cash equivalents	1,241,857	[1],[2]	196,091	[1],[2]
U.S. Treasury securities, at fair value			597,700	[2]
Custom time deposits			3,383,966	[2]
Investments in unconsolidated trading companies, at fair value			992,837	[2]
Interest receivable			8,157	[2]
Receivable from related parties	72	[2]	1,440	[2]
Other Assets	183	[2]	3	[2]
Total Assets	1,242,112	[2]	5,180,194	[2]
LIABILITIES
Pending owner additions			1,440	[2]
Owner redemptions payable	1,225,363	[2]	794	[2]
Management fees payable to Managing Owner	4,148	[2]	10,789	[2]
Interest payable to Managing Owner	1,133	[2]	2,212	[2]
Trading fees payable to Managing Owner	1,467	[2]	2,154	[2]
Trailing service fees payable to Managing Owner	444	[2]	2,338	[2]
Payables to related parties	9,534	[2]
Other liabilities	23	[2]	4	[2]
Total Liabilities	1,242,112	[2]	19,731	[2]
CAPITAL
Total Owners' Capital			5,160,463	[2]
Total Capital			5,160,463	[2],[3]
Total Liabilities and Capital	1,242,112	[2]	5,180,194	[2]
Units Outstanding			40,854	[3]
Managed Futures Index Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units			2,375,149	[2]
Total Capital			2,375,149	[3]
Units Outstanding			18,314	[3]
Managed Futures Index Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units			1,388,452	[2]
Total Capital			1,388,452	[3]
Units Outstanding			11,770	[3]
Managed Futures Index Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units			1,396,862	[2]
Total Capital			$ 1,396,862	[3]
Units Outstanding			10,770	[3]
Managed Futures Index Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding			11,770	[2]
Net Asset Value per Unit	$ 106.83	[2]	$ 117.96	[2]
Managed Futures Index Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding			29,084	[2]
Net Asset Value per Unit	$ 119.76	[2]	$ 129.69	[2]
Managed Futures Index Series [Member] | Total Owner Class Three [Member]
CAPITAL
Net Asset Value per Unit	$ 119.76	[2],[4]

[1]	The Long Only Commodity Series and Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[2]	The Long/Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. Both Series remain open.
[3]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[4]	The Long Only Commodity Series, Class 3 Units and the Managed Futures Index Series, Class 3 Units began trading operations on January 14, 2011.

Statements Of Financial Condition (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Winton Series [Member]
ASSETS
Cash and cash equivalents	$ 2,051,272	$ 1,808,624
U.S. Treasury securities, at fair value	7,821,927	8,020,509
Custom time deposits	35,581,630	45,409,259
Swap Contracts, at fair value	61,888
Investments in unconsolidated trading companies, at fair value	4,731,916	6,222,907
Interest receivable	108,125	109,462
Other Assets	6,890	117
Total Assets	50,363,648	61,570,878
LIABILITIES
Pending owner additions	18,811
Owner redemptions payable	10,618	8,782
Incentive fees payable to Managing Owner		467,341
Management fees payable to Managing Owner	90,559	122,675
Interest payable to Managing Owner	84,494	102,270
Trading fees payable to Managing Owner	31,302	25,245
Trailing service fees payable to Managing Owner	78,044	99,085
Payables to related parties	319	25,385
Other liabilities	1,377	658
Total Liabilities	315,524	851,441
CAPITAL
Total Owners' Capital	50,048,124	60,719,437
Total Capital	50,048,124	60,719,437
Total Liabilities and Capital	50,363,648	61,570,878
Units Outstanding	342,279	439,278
Winton Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	34,276	230,781
Total Capital	34,276	230,781
Units Outstanding	207	1,499
Winton Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	38,345,799	49,350,981
Total Capital	38,345,799	49,350,981
Units Outstanding	271,704	365,451
Winton Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	11,668,049	11,137,675
Total Capital	11,668,049	11,137,675
Units Outstanding	70,368	72,328
Winton Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	271,704	365,451
Net Asset Value per Unit	$ 141.13	$ 135.04
Winton Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	70,575	73,827
Net Asset Value per Unit	$ 165.82	$ 153.99
Winton/Graham Series [Member]
ASSETS
Cash and cash equivalents	1,156,042	1,352,481
U.S. Treasury securities, at fair value	3,839,855	7,045,351
Custom time deposits	17,467,347	39,888,265
Receivable from futures commission merchants		11,090,076
Open trade equity, at fair value		1,427,138
Swap Contracts, at fair value	30,381
Investments in unconsolidated trading companies, at fair value	8,473,424	3,383,251
Interest receivable	53,079	96,154
Other Assets	6,520	111
Total Assets	31,026,648	64,282,827
LIABILITIES
Pending owner additions	5,763
Owner redemptions payable	15,451	61,838
Incentive fees payable to Managing Owner		623,629
Management fees payable to Managing Owner	100,311	168,136
Interest payable to Managing Owner	52,268	97,293
Trading fees payable to Managing Owner	19,427	24,127
Trailing service fees payable to Managing Owner	57,141	103,698
Payables to related parties	356	12,309
Other liabilities	2,244	1,001
Total Liabilities	252,961	1,092,031
CAPITAL
Total Owners' Capital	30,773,687	57,510,438
Non-Controlling Interests		5,680,358
Total Capital	30,773,687	63,190,796
Total Liabilities and Capital	31,026,648	64,282,827
Units Outstanding	282,832	463,652
Winton/Graham Series [Member] | Managing Owner Class 2 [Member]
CAPITAL
Managing Owner Units	55,553	61,691
Total Capital	55,553	61,691
Units Outstanding	428	428
Winton/Graham Series [Member] | Limited Owners Class 1 [Member]
CAPITAL
Limited Owner Units	24,783,519	45,898,246
Total Capital	24,783,519	45,898,246
Units Outstanding	236,649	383,032
Winton/Graham Series [Member] | Limited Owners Class 2 [Member]
CAPITAL
Limited Owner Units	5,934,615	11,550,501
Total Capital	$ 5,934,615	$ 11,550,501
Units Outstanding	45,755	80,192
Winton/Graham Series [Member] | Total Owner Class One [Member]
CAPITAL
Units Outstanding	236,649	383,032
Net Asset Value per Unit	$ 104.73	$ 119.83
Winton/Graham Series [Member] | Total Owner Class Two [Member]
CAPITAL
Units Outstanding	46,183	80,620
Net Asset Value per Unit	$ 129.7	$ 144.04

Consolidated Statements Of Financial Condition (The Frontier Fund) (The Frontier Fund [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The Frontier Fund [Member]
ASSETS
Cash and cash equivalents	$ 27,452,803	$ 17,992,550	$ 68,024,605	$ 27,690,748
U.S. Treasury securities, at fair value	78,760,003	79,198,929
Custom time deposits	358,276,083	448,396,072
Receivable from futures commission merchants	160,366,935	218,054,990
Open trade equity, at fair value		24,082,503
Swap contracts, at fair value	24,211,688	104,877,949
Investment in Berkeley Quantitative Colorado Fund, LLC, at fair value	6,270,844	10,157,099
Prepaid service fees	310,430	667,254
Interest receivable	1,088,724	1,080,891
Other assets	96,247	19,614
Total Assets	656,833,757	904,527,851
LIABILITIES
Open trade deficit, at fair value	6,556,700
Written options, at fair value	3,336,326	5,464,104
Pending owner additions	384,457	966,325
Owner redemptions payable	3,387,126	917,165
Incentive fees payable to Managing Owner	1,844,116	7,333,794
Management fees payable to Managing Owner	1,120,495	1,135,021
Interest payable to Managing Owner	717,850	593,960
Trading fees payable to Managing Owner	715,113	709,264
Trailing service fees payable to Managing Owner	806,690	707,834
Payables to related parties	1,733	216,005
Other liabilities	16,608	38,106
Total Liabilities	18,887,214	18,081,578
CAPITAL
Managing Owner Units	6,538,575	9,510,765
Limited Owner Units	631,407,968	876,927,046
Total Owners' Capital	637,946,543	886,437,811
Non-Controlling Interests		8,462
Total Capital	637,946,543	886,446,273	743,474,470	615,694,795
Total Liabilities and Capital	$ 656,833,757	$ 904,527,851

Statements Of Financial Condition (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company I, LLC [Member]
ASSETS
Receivable from futures commission merchants	$ 44,352,814		$ 51,797,165
Open trade equity, at fair value	295,708		6,816,875
Swap contracts, at fair value	17,706,757		49,811,462
Total Assets	62,355,279		108,425,502
LIABILITIES
Payable to futures commission merchants
Options written, at fair value	444,255		128,013
Open trade deficit, at fair value
Total Liabilities	444,255		128,013
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	61,911,024		108,297,489
Total Liabilities and Capital	62,355,279		108,425,502
Frontier Trading Company II, LLC [Member]
ASSETS
Receivable from futures commission merchants	13,281,065		13,321,102
Open trade equity, at fair value	4,042,808		6,370,110
Total Assets	17,323,873		19,691,212
LIABILITIES
Payable to futures commission merchants
Options written, at fair value	9,873		12,125
Open trade deficit, at fair value
Total Liabilities	9,873		12,125
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	17,314,000		19,679,087
Total Liabilities and Capital	17,323,873		19,691,212
Frontier Trading Company III, LLC [Member]
ASSETS
Receivable from futures commission merchants			678,454
Open trade equity, at fair value			28,390
Swap contracts, at fair value			5,668,768
Total Assets			6,375,612
LIABILITIES
Payable to futures commission merchants
Options written, at fair value			1,292
Open trade deficit, at fair value
Total Liabilities			1,292
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			6,374,320
Total Liabilities and Capital			6,375,612
Frontier Trading Company V, LLC [Member]
ASSETS
Receivable from futures commission merchants	19,418,926		11,089,508
Open trade equity, at fair value	1,438,257		1,427,138
Swap contracts, at fair value
Total Assets	20,857,183		12,516,646
LIABILITIES
Payable to futures commission merchants
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	20,857,183		12,516,646
Total Liabilities and Capital	20,857,183		12,516,646
Frontier Trading Company VI LLC [Member]
ASSETS
Receivable from futures commission merchants			7,683,483
Open trade equity, at fair value			593,970
Swap contracts, at fair value
Total Assets			8,277,453
LIABILITIES
Payable to futures commission merchants
Options written, at fair value			56,300
Open trade deficit, at fair value
Total Liabilities			56,300
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			8,221,153
Total Liabilities and Capital			8,277,453
Frontier Trading Company VII, LLC [Member]
ASSETS
Receivable from futures commission merchants	47,822,021		83,823,713
Swap contracts, at fair value
Total Assets	47,822,021		83,823,713
LIABILITIES
Payable to futures commission merchants
Options written, at fair value			662,392
Open trade deficit, at fair value	25,934,678		14,945,485
Total Liabilities	25,934,678		15,607,877
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	21,887,343		68,215,836
Total Liabilities and Capital	47,822,021		83,823,713
Frontier Trading Company VIII, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			790,795
Total Assets			790,795
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			790,795
Total Liabilities and Capital			790,795
Frontier Trading Company IX, LLC [Member]
ASSETS
Receivable from futures commission merchants	4,767,402		4,340,260
Open trade equity, at fair value	444,769		1,531,050
Total Assets	5,212,171		5,871,310
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	5,212,171		5,871,310
Total Liabilities and Capital	5,212,171		5,871,310
Frontier Trading Company X, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			11,407,905
Total Assets			11,407,905
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			11,407,905
Total Liabilities and Capital			11,407,905
Frontier Trading Company XI, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			26,242,246
Total Assets			26,242,246
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
CTA fees payable
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			26,242,246
Total Liabilities and Capital			26,242,246
Frontier Trading Company XII, LLC [Member]
ASSETS
Receivable from futures commission merchants
Open trade equity, at fair value
Swap contracts, at fair value			10,956,756
Total Assets			10,956,756
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value
CTA fees payable
Total Liabilities
CAPITAL
MEMBERS' EQUITY (Net Asset Value)			10,956,756
Total Liabilities and Capital			10,956,756
Frontier Trading Company XIV, LLC [Member]
ASSETS
Receivable from futures commission merchants	12,159,223		23,739,656
Open trade equity, at fair value			323,845
Total Assets	12,159,223		24,063,501
LIABILITIES
Payable to futures commission merchants
Open trade deficit, at fair value	238,949
CTA fees payable
Total Liabilities	238,949
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	11,920,274		24,063,501
Total Liabilities and Capital	12,159,223		24,063,501
Frontier Trading Company XV, LLC [Member]
ASSETS
Receivable from futures commission merchants	6,632,990		21,572,442
Open trade equity, at fair value	12,006,820		17,332,625
Total Assets	18,639,810		38,905,067
LIABILITIES
Payable to futures commission merchants
Options written, at fair value	2,882,198
Open trade deficit, at fair value
CTA fees payable
Total Liabilities	2,882,198
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	15,757,612		38,905,067
Total Liabilities and Capital	18,639,810		38,905,067
Frontier Trading Company XVII, LLC [Member]
ASSETS
Receivable from futures commission merchants				[1]
Open trade equity, at fair value				[1]
Swap contracts, at fair value	5,881,772	[1]		[1]
Total Assets	5,881,772	[1]		[1]
LIABILITIES
Payable to futures commission merchants		[1]		[1]
Options written, at fair value				[1]
Open trade deficit, at fair value		[1]		[1]
CTA fees payable		[1]		[1]
Total Liabilities				[1]
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	5,881,772	[1]		[1]
Total Liabilities and Capital	5,881,772	[1]		[1]
Frontier Trading Company XVIII, LLC [Member]
ASSETS
Receivable from futures commission merchants	6,810,086	[1]		[1]
Open trade equity, at fair value	596,193	[1]		[1]
Swap contracts, at fair value				[1]
Total Assets	7,406,279	[1]		[1]
LIABILITIES
Payable to futures commission merchants		[1]		[1]
Options written, at fair value				[1]
Open trade deficit, at fair value		[1]		[1]
CTA fees payable		[1]		[1]
Total Liabilities				[1]
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	7,406,279	[1]		[1]
Total Liabilities and Capital	7,406,279	[1]		[1]
Frontier Trading Company XXI, LLC [Member]
ASSETS
Receivable from futures commission merchants	5,107,786	[1]		[1]
Open trade equity, at fair value	792,372	[1]		[1]
Swap contracts, at fair value				[1]
Total Assets	5,900,158	[1]		[1]
LIABILITIES
Payable to futures commission merchants				[1]
Open trade deficit, at fair value				[1]
CTA fees payable				[1]
Total Liabilities				[1]
CAPITAL
MEMBERS' EQUITY (Net Asset Value)	5,900,158	[1]		[1]
Total Liabilities and Capital	$ 5,900,158	[1]		[1]

[1]	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respecitively.

Condensed Schedules Of Investments (The Series Of The Frontier Fund - Diversified, Dynamic, Long/Short Commodity And Frontier Master Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000	[1]	$ 36,500,000	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000	[1]	36,700,000	[1]
Frontier Diversified Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.95%	[1]	4.20%	[1]
Investment Owned, Underlying Face Amount, at Market Value	7,976,700	[1]	6,706,231	[1]
Frontier Diversified Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.40%	[1]	4.34%	[1]
Investment Owned, Underlying Face Amount, at Market Value	8,580,604	[1]	6,914,499	[1]
Frontier Diversified Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	12.35%		8.54%
Investment Owned, Underlying Face Amount, at Market Value	16,557,304		13,620,730
Frontier Diversified Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	7,673,204	[1]	6,277,315	[1]
Investment Owned, at Cost	8,014,902	[1]	6,556,852	[1]
Frontier Diversified Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	7,715,249	[1]	6,311,712	[1]
Investment Owned, at Cost	7,991,913	[1]	6,538,046	[1]
Frontier Diversified Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	15,388,453		12,589,027
Frontier Diversified Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	16,006,815		13,094,898
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Swaps [Member]
Investment Owned, Value	131,004	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[3]
Frontier Diversified Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, Value			11,407,905	[3]
Investment Owned, % of Total Capital (Net Asset Value)			7.15%	[3]
Frontier Dynamic Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[4]	84.32%	[1]
Investment Owned, Underlying Face Amount, at Market Value			1,376,875	[1]
Frontier Dynamic Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[4]	86.94%	[1]
Investment Owned, Underlying Face Amount, at Market Value			1,419,635	[1]
Frontier Dynamic Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[4]	171.26%
Investment Owned, Underlying Face Amount, at Market Value			2,796,510
Frontier Dynamic Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value			1,288,813	[1]
Investment Owned, at Cost			1,346,206	[1]
Frontier Dynamic Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value			1,295,875	[1]
Investment Owned, at Cost			1,342,344	[1]
Frontier Dynamic Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value			2,584,688
Frontier Dynamic Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost			2,688,550
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Frontier Dynamic Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, Value			10,956,772	[3]
Investment Owned, % of Total Capital (Net Asset Value)			670.99%	[3]
Frontier Long/Short Commodity Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	(25,934,678)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(18.22%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.62%	[1]	4.34%	[1]
Investment Owned, Underlying Face Amount, at Market Value	4,560,486	[1]	3,348,522	[1]
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.04%	[1]	4.47%	[1]
Investment Owned, Underlying Face Amount, at Market Value	4,905,754	[1]	3,452,513	[1]
Frontier Long/Short Commodity Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	11.66%		8.81%
Investment Owned, Underlying Face Amount, at Market Value	9,466,240		6,801,035
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	4,386,970	[1]	3,134,358	[1]
Investment Owned, at Cost	4,582,327	[1]	3,273,935	[1]
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	4,411,008	[1]	3,151,532	[1]
Investment Owned, at Cost	4,569,184	[1]	3,264,544	[1]
Frontier Long/Short Commodity Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	8,797,978		6,285,890
Frontier Long/Short Commodity Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	9,151,511		6,538,479
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(49,183)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.06%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(206,400)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.25%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	179,573	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.22%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	416,924	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.51%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(272,223)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.34%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,555,016)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(4.38%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,802,753)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(4.68%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, Value	(4,371,122)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(5.38%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, Value	(1,647,299)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(2.03%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, Value	892,954	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.10%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, Value	(836,209)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.03%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(26,290)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.03%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, Value	(3,069,350)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(3.78%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	19,602	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(194,462)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.24%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, Value	(11,121,080)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(13.70%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,017,374)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.25%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, Value	(2,559,548)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(3.15%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, Value	(4,790,794)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(5.90%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	111,130	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.14%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(4,720)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(35,903,640)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(44.20%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	13,843	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	290,936	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.36%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	(3,375)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	(918,634)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.13%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	1,070,542	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.32%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, Value	(1,910,259)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(2.35%)	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, Value	(1,842,322)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(2.27%)	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, Value	1,591,665	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.96%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	573,850	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.71%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, Value	869,669	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.07%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, Value	2,835,790	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.49%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(75,712)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.09%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	82,675	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, Value	2,879,260	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.55%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	273,765	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.34%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, Value	2,867,576	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.53%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, Value	1,370,557	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.69%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(864)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	9,968,962	[2]
Investment Owned, % of Total Capital (Net Asset Value)	12.30%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Swaps [Member]
Investment Owned, Value	74,898	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[3]
Frontier Long/Short Commodity Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Frontier Masters Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	792,372	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.50%	[2]	0.00%	[2]
Frontier Masters Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.59%	[1]	2.63%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,484,374	[1]	1,744,686	[1]
Frontier Masters Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	7.09%	[1]	2.71%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,748,172	[1]	1,798,868	[1]
Frontier Masters Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	13.68%		5.34%
Investment Owned, Underlying Face Amount, at Market Value	7,232,546		3,543,554
Frontier Masters Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,351,802	[1]	1,633,099	[1]
Investment Owned, at Cost	3,501,062	[1]	1,705,823	[1]
Frontier Masters Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,370,168	[1]	1,642,048	[1]
Investment Owned, at Cost	3,491,020	[1]	1,700,931	[1]
Frontier Masters Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	6,721,970		3,275,147
Frontier Masters Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	6,992,082		3,406,754
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(40,664)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.08%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(37,959)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.07%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	22,523	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	4,733	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	13,625	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.03%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	1,520	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	20,708	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	(2,284)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	229,378	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.43%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	2,876	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	31,011	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	6,731	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	31,302	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	283,500	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.54%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	18,428	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.03%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	57,511	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.11%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	19,290	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	76,986	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.15%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Value	3,727	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(100)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Value	(1,195)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	(24,881)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.05%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	2,100	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	(31)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(173)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	20,200	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	314,855	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.60%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value	1,074	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(3,693)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	18,129	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.03%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	6,645	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	508,872	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.96%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Swaps [Member]
Investment Owned, Value	57,225	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.11%	[3]
Frontier Masters Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, Value			$ 26,242,246	[3]
Investment Owned, % of Total Capital (Net Asset Value)			39.60%	[3]

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except for those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	See Notes to Financial Statements, Note 4.
[4]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.

Condensed Schedules Of Investments (The Series Of The Frontier Fund - Balanced, Berkeley/Graham/Tiverton, Currency And Long Only Commodity Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000	[1]	$ 36,500,000	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000	[1]	36,700,000	[1]
Balanced Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	9,778,088	[2]	26,090,210	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.12%	[2]	6.07%	[2]
Balanced Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Value	17,706,757	[3]
Investment Owned, % of Total Capital (Net Asset Value)	5.97%	[3]
Balanced Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, Value	5,881,772	[3]
Investment Owned, % of Total Capital (Net Asset Value)	1.98%	[3]
Balanced Series [Member] | Total Swaps [Member]
Investment Owned, Value	23,819,312	[3]
Investment Owned, % of Total Capital (Net Asset Value)	8.03%	[3]
Balanced Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%
Balanced Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%
Balanced Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	4.74%	[1]	3.13%	[1]
Investment Owned, Underlying Face Amount, at Market Value	14,052,173	[1]	13,418,389	[1]
Balanced Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.10%	[1]	3.23%	[1]
Investment Owned, Underlying Face Amount, at Market Value	15,116,043	[1]	13,835,108	[1]
Balanced Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	9.84%		6.36%
Investment Owned, Underlying Face Amount, at Market Value	29,168,216		27,253,497
Balanced Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	13,517,520	[1]	12,560,178	[1]
Investment Owned, at Cost	14,119,472	[1]	13,119,498	[1]
Balanced Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	13,591,588	[1]	12,629,001	[1]
Investment Owned, at Cost	14,078,974	[1]	13,081,869	[1]
Balanced Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	27,109,108		25,189,179
Balanced Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	28,198,446		26,201,367
Balanced Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,930,354)	[2]	1,088,633	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.65%)	[2]	0.25%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(3,533,012)	[2]	8,015,226	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.19%)	[2]	1.87%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, Value			6,234,313	[2]
Investment Owned, % of Total Capital (Net Asset Value)			1.46%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	122,059	[2]	1,192,754	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.28%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	11,380	[2]	54,979	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(23,315)	[2]	1,008,666	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.24%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(300,490)	[2]	119,345	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.10%)	[2]	0.03%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	407,889	[2]	394,589	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.14%	[2]	0.09%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	56,394	[2]	19,156	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	1,984,386	[2]	397,103	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.67%	[2]	0.09%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	57,916	[2]	171,547	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.04%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(152,208)	[2]	1,284,530	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.05%)	[2]	0.30%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	230,760	[2]	4,124,449	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.08%	[2]	0.96%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Value	1,440	[2]	178,197	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.04%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value			12,801	[2]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	185,788	[2]	185,280	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[2]	0.04%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value	5,579	[2]	20,301	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	67,663	[2]	(347,494)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	(0.08%)	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	(171,692)	[2]	93,974	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.06%)	[2]	0.02%	[2]
Balanced Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(2,979,817)	[2]	24,248,349	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.01%)	[2]	5.65%	[2]
Balanced Series [Member] | Options Purchased [Member]
Investment Owned, Value	11,928,779	[2]	24,855,339	[2]
Investment Owned, % of Total Capital (Net Asset Value)	4.02%	[2]	5.80%	[2]
Balanced Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, Value			4,299,158	[2]
Investment Owned, % of Total Capital (Net Asset Value)			1.00%	[2]
Balanced Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Value			29,154,497	[2]
Investment Owned, % of Total Capital (Net Asset Value)			6.80%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	1,630,955	[2]	(2,251,017)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.55%	[2]	(0.53%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, Value			(4,448,411)	[2]
Investment Owned, % of Total Capital (Net Asset Value)			(1.04%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	4,181,645	[2]	(7,195,082)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.41%	[2]	(1.68%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, Value			(5,109,138)	[2]
Investment Owned, % of Total Capital (Net Asset Value)			(1.19%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	(56,702)	[2]	(152,716)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.02%)	[2]	(0.04%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	442,669	[2]	165,269	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.15%	[2]	0.04%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(95,263)	[2]	(351,689)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.03%)	[2]	(0.08%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	22,315	[2]	67,860	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.02%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,508,797)	[2]	(44,519)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.51%)	[2]	(0.01%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	896	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	(134,897)	[2]	(424,601)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.05%)	[2]	(0.10%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(22,100)	[2]	(149,997)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	(0.04%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	293,052	[2]	(3,226,990)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[2]	(0.75%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(451,002)	[2]	(807,600)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.15%)	[2]	(0.19%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Value	471,246	[2]	(54,735)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.16%	[2]	(0.01%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value	(30,196)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	3,585	[2]	93,081	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value	(22,258)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(396,702)	[2]	76,258	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.13%)	[2]	0.02%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	110,866	[2]	2,893	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Balanced Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	4,439,312	[2]	(23,811,134)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.50%	[2]	(5.56%)	[2]
Balanced Series [Member] | Options Written [Member]
Investment Owned, Value	(3,326,453)	[2]	(4,788,295)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.12%)	[2]	(1.12%)	[2]
Balanced Series [Member] | Currency Forwards [Member]
Investment Owned, Value	(283,733)	[2]	1,286,793	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.27%)	[2]	0.30%	[2]
Balanced Series [Member] | Swaps [Member]
Investment Owned, Value	230,783	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.08%	[3]
Balanced Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, Value			49,811,462	[3]
Investment Owned, % of Total Capital (Net Asset Value)			11.63%	[3]
Balanced Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Balanced Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Balanced Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Balanced Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, Value			49,811,462	[3]
Investment Owned, % of Total Capital (Net Asset Value)			11.63%	[3]
Berkeley/Graham/Tiverton Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Total Swaps [Member]
Investment Owned, Value	34,397	[3],[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, Value	6,270,844	[4]
Investment Owned, % of Total Capital (Net Asset Value)	15.83%	[4]
Berkeley/Graham/Tiverton Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, Value			10,157,099	[4]
Investment Owned, % of Total Capital (Net Asset Value)			14.46%	[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.29%	[1],[4]	4.92%	[1],[4]
Investment Owned, Underlying Face Amount, at Market Value	2,094,416	[1],[4]	3,458,708	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.69%	[1],[4]	5.08%	[1],[4]
Investment Owned, Underlying Face Amount, at Market Value	2,252,982	[1],[4]	3,566,121	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	10.98%	[4]	10.00%	[4]
Investment Owned, Underlying Face Amount, at Market Value	4,347,398	[4]	7,024,829	[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	2,014,729	[1],[4]	3,237,497	[1],[4]
Investment Owned, at Cost	2,104,447	[1],[4]	3,381,666	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	2,025,768	[1],[4]	3,255,236	[1],[4]
Investment Owned, at Cost	2,098,411	[1],[4]	3,371,967	[1],[4]
Berkeley/Graham/Tiverton Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	4,040,497	[4]	6,492,733	[4]
Berkeley/Graham/Tiverton Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	4,202,858	[4]	6,753,633	[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member]
Investment Owned, Value	34,397	[3],[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Berkeley/Graham/Tiverton Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3],[4]
Currency Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value			27,098	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.38%	[2]
Currency Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]
Currency Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]
Currency Series [Member] | Total Swaps [Member]
Investment Owned, Value	2,583	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[3]
Currency Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%
Currency Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%
Currency Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	3.64%	[1]	13.86%	[1]
Investment Owned, Underlying Face Amount, at Market Value	157,304	[1]	989,472	[1]
Currency Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	3.92%	[1]	14.29%	[1]
Investment Owned, Underlying Face Amount, at Market Value	169,213	[1]	1,020,201	[1]
Currency Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	7.56%		28.15%
Investment Owned, Underlying Face Amount, at Market Value	326,517		2,009,673
Currency Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	151,319	[1]	926,188	[1]
Investment Owned, at Cost	158,057	[1]	967,432	[1]
Currency Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	152,148	[1]	931,263	[1]
Investment Owned, at Cost	157,604	[1]	964,657	[1]
Currency Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	303,467		1,857,451
Currency Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	315,661		1,932,089
Currency Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Currency Series [Member] | Options Written [Member]
Investment Owned, Value			(1,292)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.02%)	[2]
Currency Series [Member] | Currency Forwards [Member]
Investment Owned, Value			28,390	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.40%	[2]
Currency Series [Member] | Swaps [Member]
Investment Owned, Value	2,583	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[3]
Currency Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Currency Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, Value			5,668,768	[3]
Investment Owned, % of Total Capital (Net Asset Value)			79.40%	[3]
Currency Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Currency Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Currency Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, Value			5,668,768	[3]
Investment Owned, % of Total Capital (Net Asset Value)			79.40%	[3]
Long Only Commodity Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Total Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[5]
Long Only Commodity Series [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%
Long Only Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[5]	5.70%	[1]
Investment Owned, Underlying Face Amount, at Market Value			239,058	[1]
Long Only Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[5]	5.88%	[1]
Investment Owned, Underlying Face Amount, at Market Value			246,483	[1]
Long Only Commodity Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[5]	11.58%
Investment Owned, Underlying Face Amount, at Market Value			485,541
Long Only Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value			223,769	[1]
Investment Owned, at Cost			233,733	[1]
Long Only Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value			224,995	[1]
Investment Owned, at Cost			233,063	[1]
Long Only Commodity Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value			448,764
Long Only Commodity Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost			466,796
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[5]	0.00%	[2]
Long Only Commodity Series [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[5]
Long Only Commodity Series [Member] | Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Investment Owned, Value			415,648	[3]
Investment Owned, % of Total Capital (Net Asset Value)			9.91%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Investment Owned, Value			375,148	[3]
Investment Owned, % of Total Capital (Net Asset Value)			8.95%	[3]
Long Only Commodity Series [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, Value			$ 790,796	[3]
Investment Owned, % of Total Capital (Net Asset Value)			18.86%	[3]

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except of those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	See Notes to Financial Statements, Note 4.
[4]	Formerly the Cambell/Graham/Tiverton Series
[5]	The Long Only Commodity Series ceased trading operations on December 21, 2011 and redeemed all existing Units. The Series remains open.

Condensed Schedules Of Investments (The Series Of The Frontier Fund - Managed Futures Index, Winston And Winton/Graham Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000	[1]	$ 36,500,000	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000	[1]	36,700,000	[1]
Managed Futures Index Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]	5.70%	[1]
Investment Owned, Underlying Face Amount, at Market Value			294,280	[1]
Managed Futures Index Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[3]	5.88%	[1]
Investment Owned, Underlying Face Amount, at Market Value			303,420	[1]
Managed Futures Index Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3]	11.58%	[1]
Investment Owned, Underlying Face Amount, at Market Value			597,700	[1]
Managed Futures Index Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value			275,459	[1]
Investment Owned, at Cost			287,725	[1]
Managed Futures Index Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value			276,968	[1]
Investment Owned, at Cost			286,900	[1]
Managed Futures Index Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value			552,427	[1]
Managed Futures Index Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost			574,625	[1]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[3]	0.00%	[2]
Managed Futures Index Series [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Winton Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	7.53%		6.50%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,768,316		3,948,936	[1]
Winton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	8.10%	[1]	6.14%	[1]
Investment Owned, Underlying Face Amount, at Market Value	4,053,611	[1]	4,071,573	[1]
Winton Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	15.63%		12.64%	[1]
Investment Owned, Underlying Face Amount, at Market Value	7,821,927		8,020,509	[1]
Winton Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,624,941	[1]	3,696,370	[1]
Investment Owned, at Cost	3,786,364		3,860,974	[1]
Winton Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,644,803	[1]	3,716,625	[1]
Investment Owned, at Cost	3,775,504	[1]	3,849,900	[1]
Winton Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	7,269,744		7,412,995	[1]
Winton Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	7,561,868	[1]	7,710,874	[1]
Winton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton Series [Member] | Swaps [Member]
Investment Owned, Value	61,888	[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.12%	[4]
Winton/Graham Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value			1,427,138	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	2.31%	[2]
Winton/Graham Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.01%		5.53%	[1]
Investment Owned, Underlying Face Amount, at Market Value	1,849,901		3,468,812	[1]
Winton/Graham Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.47%	[1]	5.70%	[1]
Investment Owned, Underlying Face Amount, at Market Value	1,989,954	[1]	3,576,539	[1]
Winton/Graham Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	12.48%		11.23%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,839,855		7,045,351	[1]
Winton/Graham Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	1,779,516	[1]	3,246,954	[1]
Investment Owned, at Cost	1,858,760		3,391,545	[1]
Winton/Graham Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	1,789,267	[1]	3,264,746	[1]
Investment Owned, at Cost	1,853,429	[1]	3,381,818	[1]
Winton/Graham Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,568,783		6,511,700	[1]
Winton/Graham Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	3,712,189	[1]	6,773,363	[1]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			172,560	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.28%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			181,596	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.29%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value			98,545	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.16%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			23,874	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.04%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			89,785	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.14%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value			14,200	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			22,017	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.04%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			10,474	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			17,866	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.03%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			200,060	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.32%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value			349,196	[2]
Investment Owned, % of Total Capital (Net Asset Value)			0.56%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Value			4,650	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value			(29,609)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value			11,090	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value			(173,696)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.28%)	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			(24,225)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.04%)	[2]
Winton/Graham Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value			968,383	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	1.56%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			(18,909)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.03%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			(34,144)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value			(2,458)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			(33,762)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			2,730	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			(11,891)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.02%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value			(4,408)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.01%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			(114,032)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.18%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			(28,536)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.05%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			(21,733)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.03%)	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value			9,471	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.02%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value			3,649	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			3,237	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.01%	[2]
Winton/Graham Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value			(250,786)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	(0.38%)	[2]
Winton/Graham Series [Member] | Currency Forwards [Member]
Investment Owned, Value			709,541	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	1.13%	[2]
Winton/Graham Series [Member] | Swaps [Member]
Investment Owned, Value	$ 30,381	[4]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[4]

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except for those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	The Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. The Series remains open.
[4]	See Notes to Financial Statements, Note 4.

Condensed Schedules Of Investments (The Series Of The Frontier Fund - Parenthetical) (The Series Of The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Cost of Investment in Berkeley Quantitative Colorado Fund L L C	$ 8,487,603		$ 10,000,000
U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Face Value	36,700,000	[1]	36,700,000	[1]
Rate	4.00%		4.00%
Cost	38,016,039		38,016,039
Debt Instrument, Maturity Date	Feb 15, 2015		Feb 15, 2015
U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Face Value	36,500,000	[1]	36,500,000	[1]
Rate	3.88%		3.88%
Cost	$ 38,125,391		$ 38,125,391
Debt Instrument, Maturity Date	Feb 15, 2013		Feb 15, 2013
Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Number of Contracts	841
Settling	Jan 1, 2013
Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Number of Contracts	841
Settling	Nov 1, 2012
Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Number of Contracts	1,002
Settling	Sep 1, 2013
Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Number of Contracts	393
Settling	Sep 1, 2012
Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Number of Contracts	238
Settling	May 1, 2012
Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Number of Contracts	330
Settling	Jun 1, 2012
Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Number of Contracts	135
Settling	Dec 1, 2013
Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Number of Contracts	152
Settling	Dec 1, 2013
Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Number of Contracts	151
Settling	Dec 1, 2012
Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Number of Contracts	1,525
Settling	Dec 1, 2012
Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Number of Contracts			215
Settling			Mar 16, 2011
Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Number of Contracts			131
Settling			Mar 1, 2011
Call			8,400
Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Number of Contracts	218
Settling	Dec 1, 2012
Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Number of Contracts	842
Settling	Dec 1, 2013
Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Number of Contracts	373
Settling	Jun 1, 2012
Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Number of Contracts	2,123
Settling	Apr 1, 2012
Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Number of Contracts	78
Settling	Dec 1, 2012
Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Number of Contracts	152
Settling	Dec 1, 2012
Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Number of Contracts	1,123
Settling	Jul 1, 2012
Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Number of Contracts	288
Settling	Sep 1, 2012
Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Number of Contracts			265
Settling			Mar 1, 2011
Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Number of Contracts			204
Settling			Mar 16, 2011
Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Termination date			Nov 6, 2012
Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Termination date			Jan 26, 2013
Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Termination date			Feb 28, 2011
Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Termination date			Feb 28, 2011
Swaps [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Termination date			Nov 6, 2012
Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Termination date			Jun 30, 2016
Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Termination date			Jun 6, 2014

[1]	Assets have been allocated to Series based on net assets which include inter-Series investments.

Consolidated Condensed Schedules Of Investments (The Frontier Fund) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000	[1]	$ 36,500,000	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000	[1]	36,700,000	[1]
The Frontier Fund [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	(9,893,026)	[2]	18,618,399	[3]
Investment Owned, Percent of Net Assets	(1.54%)	[2]	2.07%	[3]
The Frontier Fund [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Percent of Net Assets	5.95%		4.40%
Investment Owned, Underlying Face Amount, at Market Value	37,943,670		38,993,970
The Frontier Fund [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Percent of Net Assets	6.40%		4.54%
Investment Owned, Underlying Face Amount, at Market Value	40,816,333		40,204,959
The Frontier Fund [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, Percent of Net Assets	12.35%		8.94%
Investment Owned, Underlying Face Amount, at Market Value	78,760,003		79,198,929
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,511,157)	[2]	6,478,548	[3]
Investment Owned, Percent of Net Assets	(0.24%)	[2]	0.73%	[3]
The Frontier Fund [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, at Fair Value			43,349,975
Investment Owned, Percent of Net Assets			4.89%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(4,401,353)		19,579,755
Investment Owned, Percent of Net Assets	(0.69%)		2.21%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	891,115		3,826,839
Investment Owned, Percent of Net Assets	0.14%		0.43%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	353,570		177,645
Investment Owned, Percent of Net Assets	0.06%		0.02%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(13,430,017)		35,053,948
Investment Owned, Percent of Net Assets	(2.11%)		3.95%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, at Fair Value			13,283,070
Investment Owned, Percent of Net Assets			1.50%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, at Fair Value			16,786,090
Investment Owned, Percent of Net Assets			1.89%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(3,481,430)		300,758
Investment Owned, Percent of Net Assets	(0.55%)		0.03%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	1,352,108		398,247
Investment Owned, Percent of Net Assets	0.21%		0.04%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	78,923		19,156
Investment Owned, Percent of Net Assets	0.01%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	4,207,802		502,318
Investment Owned, Percent of Net Assets	0.66%		0.06%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	666,559		189,413
Investment Owned, Percent of Net Assets	0.10%		0.02%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,105,701)		3,110,660
Investment Owned, Percent of Net Assets	(0.17%)		0.35%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, at Fair Value	(11,121,080)
Investment Owned, Percent of Net Assets	(1.74%)
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(8,190,181)		19,968,504
Investment Owned, Percent of Net Assets	(1.28%)		2.25%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, at Fair Value			11,302,637
Investment Owned, Percent of Net Assets			1.28%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(3,750)		202,488
Investment Owned, Percent of Net Assets	0.00%		0.02%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			12,902
Investment Owned, Percent of Net Assets			0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	483,160		483,784
Investment Owned, Percent of Net Assets	0.08%		0.05%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	5,579		46,157
Investment Owned, Percent of Net Assets	0.00%		0.01%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	252,897		(686,904)
Investment Owned, Percent of Net Assets	0.04%		(0.08%)
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(187,635)		114,086
Investment Owned, Percent of Net Assets	(0.03%)		0.01%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	(35,140,591)	[2]	174,500,076	[3]
Investment Owned, Percent of Net Assets	(5.51%)	[2]	19.66%	[3]
The Frontier Fund [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	11,933,138	[2]	31,091,768	[3]
Investment Owned, Percent of Net Assets	1.87%	[2]	3.51%	[3]
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	1,266,138	[2]	(7,598,915)	[3]
Investment Owned, Percent of Net Assets	0.20%	[2]	(0.86%)	[3]
The Frontier Fund [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, at Fair Value			(45,828,675)
Investment Owned, Percent of Net Assets			(5.17%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	5,601,385		(16,402,753)
Investment Owned, Percent of Net Assets	0.88%		(1.85%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	70,134		(184,137)
Investment Owned, Percent of Net Assets	0.01%		(0.02%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	851,771		(136,851)
Investment Owned, Percent of Net Assets	0.13%		(0.02%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	3,727
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(423,746)		(7,683,430)
Investment Owned, Percent of Net Assets	(0.07%)		(0.87%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, at Fair Value			(17,244,770)
Investment Owned, Percent of Net Assets			(1.95%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, at Fair Value			(28,698,600)
Investment Owned, Percent of Net Assets			(3.24%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, at Fair Value			(16,575,010)
Investment Owned, Percent of Net Assets			(1.87%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	3,495,760		51,020
Investment Owned, Percent of Net Assets	0.55%		0.01%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(1,195)
Investment Owned, Percent of Net Assets	0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,533,678)		(72,074)
Investment Owned, Percent of Net Assets	(0.24%)		(0.01%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	4,052		(10,102)
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(134,928)		(609,296)
Investment Owned, Percent of Net Assets	(0.02%)		(0.07%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(94,959)		(325,573)
Investment Owned, Percent of Net Assets	(0.01%)		(0.04%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	3,257,794		(3,226,989)
Investment Owned, Percent of Net Assets	0.51%		(0.36%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	3,561,139		(5,250,542)
Investment Owned, Percent of Net Assets	0.56%		(0.59%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, at Fair Value			(13,679,100)
Investment Owned, Percent of Net Assets			(1.54%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, at Fair Value			(20,198,035)
Investment Owned, Percent of Net Assets			(2.28%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets			0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	575,745		(54,735)
Investment Owned, Percent of Net Assets	0.09%		(0.01%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(29,121)
Investment Owned, Percent of Net Assets	0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(2,153)		102,552
Investment Owned, Percent of Net Assets	0.00%		0.01%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(27,463)
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(398,770)		79,907
Investment Owned, Percent of Net Assets	(0.06%)		0.01%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	137,120		6,129
Investment Owned, Percent of Net Assets	0.02%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	16,178,752	[2]	(183,539,979)	[3]
Investment Owned, Percent of Net Assets	2.55%	[2]	(20.71%)	[3]
The Frontier Fund [Member] | Options Written [Member]
Investment Owned, at Fair Value	(3,336,326)	[2]	(5,464,104)	[3]
Investment Owned, Percent of Net Assets	(0.52%)	[2]	(0.62%)	[3]
The Frontier Fund [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	472,001	[2]	2,030,638	[3]
Investment Owned, Percent of Net Assets	0.07%	[2]	0.23%	[3]
The Frontier Fund [Member] | Swaps [Member]
Investment Owned, at Fair Value	6,504,931	[4]	6,459,564	[4]
Investment Owned, Percent of Net Assets	1.02%	[4]	0.73%	[4]
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap #1 (Termination Date 6/6/14) [Member]
Investment Owned, at Fair Value			11,407,905
Investment Owned, Percent of Net Assets			1.29%
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap #2 (Termination Date 6/6/14) [Member]
Investment Owned, at Fair Value			10,956,772
Investment Owned, Percent of Net Assets			1.24%
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap #3 (Termination Date 6/6/14) [Member]
Investment Owned, at Fair Value			26,242,246
Investment Owned, Percent of Net Assets			2.96%
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, at Fair Value	17,706,757		49,811,462
Investment Owned, Percent of Net Assets	2.78%		5.62%
The Frontier Fund [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, at Fair Value	24,211,688	[4]	104,877,949	[4]
Investment Owned, Percent of Net Assets	3.80%	[4]	11.84%	[4]
The Frontier Fund [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, at Fair Value	6,270,844
Investment Owned, Percent of Net Assets	0.98%
The Frontier Fund [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, at Fair Value			$ 10,157,099
Investment Owned, Percent of Net Assets			1.15%

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except for those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[4]	See Notes to Financial Statements, Note 4.

Consolidated Condensed Schedules Of Investments (The Frontier Fund - Parenthetical) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Cost of Investment in Berkeley Quantitative Colorado Fund L L C	$ 8,487,603
Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Cost of Investment in Berkeley Quantitative Colorado Fund L L C		10,000,000
U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Face Value	36,500,000	36,500,000
Rate	3.88%	3.88%
Cost	38,125,391	38,125,391
Debt Instrument, Maturity Date	Feb 15, 2013	Feb 15, 2013
U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Face Value	36,700,000	36,700,000
Rate	4.00%	4.00%
Cost	$ 38,016,039	$ 38,016,039
Debt Instrument, Maturity Date	Feb 15, 2015	Feb 15, 2015
Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Number of Contracts	152
Settling	Dec 1, 2013
Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Number of Contracts		3,001
Settling		May 1, 2011
Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Number of Contracts		3,715
Settling		Apr 1, 2011
Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Number of Contracts		4,149
Settling		Dec 1, 2012
Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Number of Contracts		2,735
Settling		May 1, 2011
Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Number of Contracts		3,501
Settling		Mar 1, 2011
Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Number of Contracts		7,297
Settling		Feb 1, 2011
Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Number of Contracts		4,955
Settling		Dec 1, 2011
Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Number of Contracts		3,239
Settling		Feb 1, 2011
Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Number of Contracts		1,550
Settling		Mar 1, 2011
Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Number of Contracts		3,482
Settling		Mar 1, 2011
Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Termination date		Jun 6, 2014
Swaps [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Termination date	Nov 6, 2012	Nov 6, 2012

Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies I Through V) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Maximum percentage of any individual futures, forwarded and option position	5.00%
Frontier Trading Company I, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	$ (148,547)	[1]	$ 6,688,862	[1]
Investment Owned, Percent of Net Assets	(0.24%)	[1]	6.15%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(108,899)	[1]	555,817	[1]
Investment Owned, Percent of Net Assets	(0.18%)	[1]	0.51%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(29,673)	[1]	1,046,989	[1]
Investment Owned, Percent of Net Assets	(0.05%)	[1]	0.97%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	123,683	[1]	1,100,579	[1]
Investment Owned, Percent of Net Assets	0.20%	[1]	1.02%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	24,828	[1]	48,429	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]	0.04%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	29,865	[1]	872,990	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	0.81%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(63,395)	[1]	58,695	[1]
Investment Owned, Percent of Net Assets	(0.10%)	[1]	0.05%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	170,202	[1],[2]	394,589	[1]
Investment Owned, Percent of Net Assets	0.27%	[1],[2]	0.36%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	38,148	[1]	18,381	[1]
Investment Owned, Percent of Net Assets	0.06%	[1]	0.02%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	655,649	[1],[2]	372,737	[1]
Investment Owned, Percent of Net Assets	1.06%	[1],[2]	0.34%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	87,280	[1]	158,539	[1]
Investment Owned, Percent of Net Assets	0.14%	[1]	0.15%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(84,968)	[1]	1,177,535	[1]
Investment Owned, Percent of Net Assets	(0.14%)	[1]	1.09%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	66,608	[1]	2,746,254	[1]
Investment Owned, Percent of Net Assets	0.11%	[1]	2.54%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			178,197	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.16%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			12,801	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.01%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	76,371	[1]	167,031	[1]
Investment Owned, Percent of Net Assets	0.12%	[1]	0.15%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			12,657	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.01%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	7,360	[1]	(345,443)	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	(0.32%)	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(149,642)	[1]	56,222	[1]
Investment Owned, Percent of Net Assets	(0.24%)	[1]	0.05%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	843,417	[1]	8,632,999	[1]
Investment Owned, Percent of Net Assets	1.36%	[1]	7.96%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, at Fair Value			(3,015,935)	[1]
Investment Owned, Percent of Net Assets			(2.79%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	31,772	[1]	(331,303)	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	(0.31%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	240,822	[1]	(733,813)	[1]
Investment Owned, Percent of Net Assets	0.39%	[1]	(0.68%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(66,867)	[1]	(122,191)	[1]
Investment Owned, Percent of Net Assets	(0.11%)	[1]	(0.11%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	42,568	[1]	(62,039)	[1]
Investment Owned, Percent of Net Assets	0.07%	[1]	(0.06%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	975	[1]	(338,619)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.31%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(325)	[1]	67,860	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.06%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,508,797)	[1]	(81,746)	[1]
Investment Owned, Percent of Net Assets	(2.44%)	[1]	(0.08%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(95,043)	[1]	(378,077)	[1]
Investment Owned, Percent of Net Assets	(0.15%)	[1]	(0.35%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(111,437)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.10%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	189,502	[1]	(544,046)	[1]
Investment Owned, Percent of Net Assets	0.31%	[1]	(0.50%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(94,690)	[1]	(484,599)	[1]
Investment Owned, Percent of Net Assets	(0.15%)	[1]	(0.45%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	450,616	[1]	(54,735)	[1]
Investment Owned, Percent of Net Assets	0.73%	[1]	(0.05%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(30,196)	[1]
Investment Owned, Percent of Net Assets	(0.05%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	3,545	[1]	94,682	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.09%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(22,258)	[1]
Investment Owned, Percent of Net Assets	(0.04%)	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(329,376)	[1]	61,296	[1]
Investment Owned, Percent of Net Assets	(0.53%)	[1]	0.06%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	104,144	[1]	2,832	[1]
Investment Owned, Percent of Net Assets	0.17%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	(1,083,601)	[1]
Investment Owned, Percent of Net Assets	(1.75%)	[1]
Frontier Trading Company I, LLC [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	556,630	[1]	716,700	[1]
Investment Owned, Percent of Net Assets	0.90%	[1]	0.66%	[1]
Frontier Trading Company I, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value	(444,255)	[1]	(128,013)	[1]
Investment Owned, Percent of Net Assets	(0.72%)	[1]	(0.12%)	[1]
Frontier Trading Company I, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	(20,738)	[1]	483,111	[1]
Investment Owned, Percent of Net Assets	(0.03%)	[1]	0.45%	[1]
Frontier Trading Company I, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			49,811,462	[2]
Investment Owned, Percent of Net Assets			46.00%	[2]
Frontier Trading Company I, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, at Fair Value	17,706,757	[2]
Investment Owned, Percent of Net Assets	28.60%	[2]
Frontier Trading Company II, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	4,032,935	[1]	6,357,985	[1]
Investment Owned, Percent of Net Assets	23.29%	[1]	32.29%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(57,263)	[1]	222,700	[1]
Investment Owned, Percent of Net Assets	(0.33%)	[1]	1.13%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(150,823)	[1]	1,707,490	[1]
Investment Owned, Percent of Net Assets	(0.87%)	[1]	8.68%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	550,236	[1]	2,296,428	[1]
Investment Owned, Percent of Net Assets	3.18%	[1]	11.67%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(79,234)	[1]	32,042	[1]
Investment Owned, Percent of Net Assets	(0.46%)	[1]	0.16%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	111,908	[1]	279,399	[1]
Investment Owned, Percent of Net Assets	0.65%	[1]	1.42%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(84,305)	[1]	138,670	[1]
Investment Owned, Percent of Net Assets	(0.49%)	[1]	0.70%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	581,827	[1],[2]	4,447	[1]
Investment Owned, Percent of Net Assets	3.36%	[1],[2]	0.02%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	15,281	[1]
Investment Owned, Percent of Net Assets	0.09%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	1,509,072	[1],[2]	25,928	[1]
Investment Owned, Percent of Net Assets	8.72%	[1],[2]	0.13%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	312,983	[1]
Investment Owned, Percent of Net Assets	1.81%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(759,420)	[1]	983,795	[1]
Investment Owned, Percent of Net Assets	(4.39%)	[1]	5.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(84,235)	[1]	2,063,151	[1]
Investment Owned, Percent of Net Assets	(0.49%)	[1]	10.48%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(5,190)	[1]	19,642	[1]
Investment Owned, Percent of Net Assets	(0.03%)	[1]	0.10%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			101	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	130,552	[1]	252,337	[1]
Investment Owned, Percent of Net Assets	0.75%	[1]	1.28%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			14,766	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.08%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	32,527	[1]	(131,316)	[1]
Investment Owned, Percent of Net Assets	0.19%	[1]	(0.67%)	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(3,419)	[1]	54,237	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	0.28%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	2,020,497	[1]	7,963,817	[1]
Investment Owned, Percent of Net Assets	11.67%	[1]	40.46%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, at Fair Value			(1,676,222)	[1]
Investment Owned, Percent of Net Assets			(8.53%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	69,976	[1]	(69,311)	[1]
Investment Owned, Percent of Net Assets	0.40%	[1]	(0.35%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	399,332	[1]	(847,568)	[1]
Investment Owned, Percent of Net Assets	2.31%	[1]	(4.31%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	111,284	[1]	(22,213)	[1]
Investment Owned, Percent of Net Assets	0.64%	[1]	(0.11%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(16,438)	[1]	(259,920)	[1]
Investment Owned, Percent of Net Assets	(0.09%)	[1]	(1.32%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, at Fair Value	1,348,925	[1]
Investment Owned, Percent of Net Assets	7.79%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(107,778)	[1]	(117,540)	[1]
Investment Owned, Percent of Net Assets	(0.62%)	[1]	(0.60%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	63,905	[1]	(16,840)	[1]
Investment Owned, Percent of Net Assets	0.37%	[1]	(0.09%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(113,507)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.58%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	1,056	[1]	(5,694)	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	(0.03%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			(81,885)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.42%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	3,027	[1]	(141,744)	[1]
Investment Owned, Percent of Net Assets	0.02%	[1]	(0.72%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	6,750	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(29,096)	[1]
Investment Owned, Percent of Net Assets	(0.17%)	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	79,281	[1]
Investment Owned, Percent of Net Assets	0.46%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(20,197)	[1]
Investment Owned, Percent of Net Assets	(0.12%)	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	55,851	[1]
Investment Owned, Percent of Net Assets	0.32%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	1,965,878	[1]
Investment Owned, Percent of Net Assets	11.35%	[1]
Frontier Trading Company II, LLC [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	4,360	[1]	6,318	[1]
Investment Owned, Percent of Net Assets	0.03%	[1]	0.03%	[1]
Frontier Trading Company II, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value	(9,873)	[1]	(12,125)	[1]
Investment Owned, Percent of Net Assets	(0.06%)	[1]	(0.06%)	[1]
Frontier Trading Company II, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	52,073	[1]	76,197	[1]
Investment Owned, Percent of Net Assets	0.30%	[1]	0.39%	[1]
Frontier Trading Company II, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets			0.00%	[2]
Frontier Trading Company II, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]
Frontier Trading Company III, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value			27,098	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.43%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1],[2]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1],[2]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets			0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value			(1,292)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company III, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value			28,390	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.45%	[1]
Frontier Trading Company III, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			5,668,768	[2]
Investment Owned, Percent of Net Assets			88.93%	[2]
Frontier Trading Company III, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]
Frontier Trading Company V, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	1,438,257	[1]	1,427,138	[1]
Investment Owned, Percent of Net Assets	6.90%	[1]	11.37%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(3,756)	[1]	172,560	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	1.38%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(5,863)	[1]	181,596	[1]
Investment Owned, Percent of Net Assets	(0.03%)	[1]	1.45%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	16,724	[1]	98,545	[1]
Investment Owned, Percent of Net Assets	0.08%	[1]	0.79%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(233)	[1]	23,874	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.19%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	59,215	[1]	89,785	[1]
Investment Owned, Percent of Net Assets	0.28%	[1]	0.72%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(2,515)	[1]	14,200	[1]
Investment Owned, Percent of Net Assets	(0.01%)	[1]	0.11%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	322,301	[1],[2]	22,017	[1]
Investment Owned, Percent of Net Assets	1.55%	[1],[2]	0.18%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	9,531	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	484,795	[1],[2]	10,474	[1]
Investment Owned, Percent of Net Assets	2.32%	[1],[2]	0.08%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	292,784	[1]	17,866	[1]
Investment Owned, Percent of Net Assets	1.40%	[1]	0.14%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	390	[1]	200,060	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	1.60%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			349,196	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	2.79%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			4,650	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.04%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	151,551	[1]	(29,609)	[1]
Investment Owned, Percent of Net Assets	0.73%	[1]	(0.24%)	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			11,090	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.09%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	126,126	[1]	(173,696)	[1]
Investment Owned, Percent of Net Assets	0.60%	[1]	(1.39%)	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(12,524)	[1]	(24,225)	[1]
Investment Owned, Percent of Net Assets	(0.06%)	[1]	(0.19%)	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	1,438,526	[1]	968,383	[1]
Investment Owned, Percent of Net Assets	6.90%	[1]	7.74%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, at Fair Value			(250,786)	[1]
Investment Owned, Percent of Net Assets			(2.04%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	83,553	[1]	(18,909)	[1]
Investment Owned, Percent of Net Assets	0.40%	[1]	(0.15%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	121,322	[1]	(34,144)	[1]
Investment Owned, Percent of Net Assets	0.58%	[1]	(0.27%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(363)	[1]	(2,458)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(81,737)	[1]	(33,762)	[1]
Investment Owned, Percent of Net Assets	(0.39%)	[1]	(0.27%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			2,730	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(11,891)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.10%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			(4,408)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.04%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			(114,032)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.91%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(28,536)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.23%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(24,125)	[1]
Investment Owned, Percent of Net Assets	(0.12%)	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(786,722)	[1]	(21,733)	[1]
Investment Owned, Percent of Net Assets	(3.77%)	[1]	(0.17%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	25,239	[1]
Investment Owned, Percent of Net Assets	0.12%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	350	[1]	9,471	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.08%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(5,205)	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			3,649	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.03%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(36,242)	[1]	3,237	[1]
Investment Owned, Percent of Net Assets	(0.17%)	[1]	0.03%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	(703,930)	[1]
Investment Owned, Percent of Net Assets	(3.38%)	[1]
Frontier Trading Company V, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	$ 703,661	[1]	$ 709,541	[1]
Investment Owned, Percent of Net Assets	3.37%	[1]	5.67%	[1]
Frontier Trading Company V, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets			0.00%	[2]
Frontier Trading Company V, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[2]	See Notes to Financial Statements, Note 4.

Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies VI Through IX) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company VI LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value			$ 537,670
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	6.54%
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			13,058	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.16%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			67,497	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.82%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			10,225	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.12%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			31,319	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.38%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value			10,330	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.13%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value			775	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			7,479	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.09%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			788	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.01%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			53,135	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.65%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			94,793	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	1.15%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value			8,206	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.10%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Value			7,645	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.09%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value			(27,181)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.33%)	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			15,909	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.19%	[1]
Frontier Trading Company VI LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value			293,978	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	3.57%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			(3,738)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		(0.05%)
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value			(4,482)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		(0.05%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value			(13,070)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.16%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			(8,273)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.10%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value			3,532	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.04%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value			(16,762)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.20%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			(4,980)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.06%)	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			2,019	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.02%	[1]
Frontier Trading Company VI LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value			(45,754)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.56%)
Frontier Trading Company VI LLC [Member] | Options Purchased [Member]
Investment Owned, Value			(22,321)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.27%)	[1]
Frontier Trading Company VI LLC [Member] | Options Written [Member]
Investment Owned, Value			(56,300)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.68%)
Frontier Trading Company VI LLC [Member] | Currency Forwards [Member]
Investment Owned, Value			368,067
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	4.48%
Frontier Trading Company VI LLC [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%
Frontier Trading Company VII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	(25,934,678)	[1]	(15,607,877)
Investment Owned, % of Total Capital (Net Asset Value)	(118.49%)	[1]	(22.91%)
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(49,183)		750,203	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.22%)		1.10%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(206,400)	[1]	1,913,337	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.94%)	[1]	2.80%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, Value			43,349,975	[1]
Investment Owned, % of Total Capital (Net Asset Value)			63.55%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, Value			4,043,750	[1]
Investment Owned, % of Total Capital (Net Asset Value)			5.93%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	179,573	[1]	239,112	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.82%	[1]	0.35%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	416,924	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.90%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(215,479)	[1]	16,053,412	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.98%)	[1]	23.53%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,555,016)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(16.24%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,802,753)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(17.37%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, Value	(4,371,120)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(19.97%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, Value	(1,647,299)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(7.53%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, Value			4,453,298	[1]
Investment Owned, % of Total Capital (Net Asset Value)			6.53%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, Value			8,054,361	[1]
Investment Owned, % of Total Capital (Net Asset Value)			11.81%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, Value			13,283,070	[1]
Investment Owned, % of Total Capital (Net Asset Value)			19.47%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, Value			5,076,440	[1]
Investment Owned, % of Total Capital (Net Asset Value)			7.44%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, Value			16,786,090	[1]
Investment Owned, % of Total Capital (Net Asset Value)			24.61%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(26,290)	[1]	14,148	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.12%)	[1]	0.02%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, Value	(3,069,350)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(14.02%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	19,602	[1]	(19,102)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[1]	(0.03%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(194,462)	[1]	635,034	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.89%)	[1]	0.93%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, Value	(11,121,080)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(50.81%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,017,375)	[1]	9,573,232	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(4.65%)	[1]	14.03%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, Value	(4,790,794)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(21.89%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, Value	(2,559,548)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(11.69%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, Value			3,813,713	[1]
Investment Owned, % of Total Capital (Net Asset Value)			5.59%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, Value			11,302,637	[1]
Investment Owned, % of Total Capital (Net Asset Value)			16.57%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	111,130	[1]	55,237	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.51%	[1]	0.08%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(4,721)	[1]	27,570	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.02%)	[1]	0.04%	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			(6,200)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.01%)	[1]
Frontier Trading Company VII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(35,903,641)	[1]	139,399,317	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(164.04%)	[1]	204.34%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	13,843		(608,120)
Investment Owned, % of Total Capital (Net Asset Value)	0.06%		(0.89%)
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, Value			(45,828,675)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(67.18%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	290,936		(1,930,122)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.33%		(2.83%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	(3,375)		(6,750)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.02%)		(0.01%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	(918,634)	[1]	(6,675)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(4.20%)	[1]	(0.01%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	1,940,210	[1]	(7,196,572)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	8.86%	[1]	(10.55%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, Value	(1,842,322)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(8.42%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, Value	(1,910,259)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(8.73%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, Value	1,591,666	[1]
Investment Owned, % of Total Capital (Net Asset Value)	7.27%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, Value			(28,698,600)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(42.07%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, Value			(17,244,770)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(25.28%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, Value			(16,575,010)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(24.30%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	573,850	[1]
Investment Owned, % of Total Capital (Net Asset Value)	2.62%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, Value	2,835,790	[1]
Investment Owned, % of Total Capital (Net Asset Value)	12.96%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			97,843	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.14%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(75,712)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.35%)	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	82,675	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.38%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, Value	2,879,242	[1]
Investment Owned, % of Total Capital (Net Asset Value)	13.15%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	273,782	[1]	(4,401,168)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.25%	[1]	(6.45%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, Value	2,867,576	[1]
Investment Owned, % of Total Capital (Net Asset Value)	13.10%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, Value	1,370,557	[1]
Investment Owned, % of Total Capital (Net Asset Value)	6.26%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, Value			(13,679,100)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(20.05%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, Value			(20,198,035)	[1]
Investment Owned, % of Total Capital (Net Asset Value)			(29.61%)	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(863)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	9,968,962	[1]	(156,275,754)
Investment Owned, % of Total Capital (Net Asset Value)	45.55%	[1]	(229.09%)
Frontier Trading Company VII, LLC [Member] | Options Purchased [Member]
Investment Owned, Value			1,930,952	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	2.83%	[1]
Frontier Trading Company VII, LLC [Member] | Options Written [Member]
Investment Owned, Value			(662,392)
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.99%)
Frontier Trading Company VII, LLC [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VII, LLC [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%
Frontier Trading Company VIII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company VIII, LLC [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company VIII, LLC [Member] | Swaps [Member]
Investment Owned, Value			790,795
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		100.00%
Frontier Trading Company IX, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	444,769	[1]	1,531,050
Investment Owned, % of Total Capital (Net Asset Value)	8.53%	[1]	32.97%
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(78,818)		404,374	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(1.51%)		6.89%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(88,198)	[1]	316,784	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(1.69%)	[1]	5.40%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]
Investment Owned, Value	(271,164)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(5.20%)	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value			(3,675)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.06%)	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(21,396)	[1]	104,356	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.41%)	[1]	1.78%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	1,950	[1]	50,320	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[1]	0.86%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	51,996	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	287,405	[1]	16,887	[1]
Investment Owned, % of Total Capital (Net Asset Value)	5.51%	[1]	0.29%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(21,720)	[1]	12,220	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.42%)	[1]	0.21%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value			53,860	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.92%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value			463,755	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	7.90%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]
Investment Owned, Value			402,806	[1]
Investment Owned, % of Total Capital (Net Asset Value)			6.86%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(19,844)	[1]	13,284	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.38%)	[1]	0.23%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(6,881)	[1]	25,130	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.13%)	[1]	0.43%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value			26,299	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.45%	[1]
Frontier Trading Company IX, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(166,670)	[1]	1,886,400	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(3.20%)	[1]	32.13%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	41,937		(268,243)
Investment Owned, % of Total Capital (Net Asset Value)	0.80%		(4.57%)
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	336,000		(373,617)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	6.45%		(6.36%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	7,388	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.14%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(8,635)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.17%)	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(3,640)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.07%)	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value			45,500	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.77%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	(5,711)	[1]	(50,055)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.11%)	[1]	(0.85%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(22,100)	[1]	(21,799)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.42%)	[1]	(0.37%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	65,830	[1]
Investment Owned, % of Total Capital (Net Asset Value)	1.26%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(37,406)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(0.72%)	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	40	[1]	(1,601)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	(0.03%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(67,325)	[1]	14,963	[1]
Investment Owned, % of Total Capital (Net Asset Value)	(1.29%)	[1]	0.25%	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	1,930	[1]	(1,959)	[1]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[1]	(0.03%)	[1]
Frontier Trading Company IX, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	308,308	[1]	(656,811)
Investment Owned, % of Total Capital (Net Asset Value)	5.92%	[1]	(11.19%)
Frontier Trading Company IX, LLC [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%	[1]
Frontier Trading Company IX, LLC [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1]	0.00%
Frontier Trading Company IX, LLC [Member] | Currency Forwards [Member]
Investment Owned, Value	303,130	[1]	$ 301,461
Investment Owned, % of Total Capital (Net Asset Value)	5.82%	[1]	5.13%
Frontier Trading Company IX, LLC [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%		0.00%

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.

Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies X Through XIV) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company X, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company X, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			11,407,905	[2]
Investment Owned, Percent of Net Assets	0.00%	[3]	100.00%	[2]
Frontier Trading Company XI, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XI, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			26,242,246	[2]
Investment Owned, Percent of Net Assets	0.00%	[3]	100.00%	[2]
Frontier Trading Company XII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XII, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			10,956,756	[2]
Investment Owned, Percent of Net Assets	0.00%	[3]	100.00%	[2]
Frontier Trading Company XIV, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	(238,949)	[1]	323,845	[1]
Investment Owned, Percent of Net Assets	(2.00%)	[1]	1.35%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(146,081)	[1]	200,702	[1]
Investment Owned, Percent of Net Assets	(1.23%)	[1]	0.83%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(186,593)	[1]	1,527,816	[1]
Investment Owned, Percent of Net Assets	(1.57%)	[1]	6.35%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(46,338)	[1]	66,750	[1]
Investment Owned, Percent of Net Assets	(0.39%)	[1]	0.28%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,023)	[1]	38,587	[1]
Investment Owned, Percent of Net Assets	(0.01%)	[1]	0.16%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(159,720)	[1]	14,395	[1]
Investment Owned, Percent of Net Assets	(1.34%)	[1]	0.06%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	139,346	[1]	(3,703)	[1]
Investment Owned, Percent of Net Assets	1.17%	[1]	(0.02%)	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	43,082	[1]
Investment Owned, Percent of Net Assets	0.36%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	397,412	[1]	68,813	[1]
Investment Owned, Percent of Net Assets	3.33%	[1]	0.29%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	26,504	[1]
Investment Owned, Percent of Net Assets	0.22%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			7,240	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.03%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	218,499	[1]	44,753	[1]
Investment Owned, Percent of Net Assets	1.83%	[1]	0.19%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	1,440	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(8,787)	[1]	20,539	[1]
Investment Owned, Percent of Net Assets	(0.07%)	[1]	0.09%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	5,579	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	24,453	[1]	(61,968)	[1]
Investment Owned, Percent of Net Assets	0.21%	[1]	(0.27%)	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(22,009)	[1]	(3,701)	[1]
Investment Owned, Percent of Net Assets	(0.18%)	[1]	(0.02%)	[1]
Frontier Trading Company XIV, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	285,764	[1]	1,920,223	[1]
Investment Owned, Percent of Net Assets	2.40%	[1]	7.97%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	164,351	[1]	(203,148)	[1]
Investment Owned, Percent of Net Assets	1.38%	[1]	(0.84%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	18,542	[1]	(1,286,708)	[1]
Investment Owned, Percent of Net Assets	0.16%	[1]	(5.35%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(19,013)	[1]	(1,763)	[1]
Investment Owned, Percent of Net Assets	(0.16%)	[1]	(0.01%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(21,112)	[1]	(20,360)	[1]
Investment Owned, Percent of Net Assets	(0.18%)	[1]	(0.08%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	26,280	[1]
Investment Owned, Percent of Net Assets	0.22%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	896	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(34,143)	[1]	11,222	[1]
Investment Owned, Percent of Net Assets	(0.29%)	[1]	0.05%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(5,295)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	17,435	[1]
Investment Owned, Percent of Net Assets	0.15%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(253,018)	[1]	(20,045)	[1]
Investment Owned, Percent of Net Assets	(2.12%)	[1]	(0.08%)	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	17,898	[1]
Investment Owned, Percent of Net Assets	0.15%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	688	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	(81,194)	[1]	(1,526,097)	[1]
Investment Owned, Percent of Net Assets	(0.68%)	[1]	(6.33%)	[1]
Frontier Trading Company XIV, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XIV, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	(443,519)	[1]	(70,281)	[1]
Investment Owned, Percent of Net Assets	(3.72%)	[1]	(0.29%)	[1]
Frontier Trading Company XIV, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	100.00%	[3]	0.00%	[2]

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[2]	See Notes to Financial Statements, Note 4.
[3]	See Notes to Financial Statements, Note 4.

Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies XV Through XXI) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Frontier Trading Company XV, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	$ 9,124,622	[1]	$ 17,332,625	[1]
Investment Owned, Percent of Net Assets	57.91%	[1]	44.54%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(929,394)	[1]	115,384	[1]
Investment Owned, Percent of Net Assets	(5.90%)	[1]	0.30%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	290,940	[1]	6,583,934	[1]
Investment Owned, Percent of Net Assets	1.85%	[1]	16.92%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, at Fair Value	(836,691)	[1]
Investment Owned, Percent of Net Assets	(5.31%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, at Fair Value	(1,077,683)	[1]
Investment Owned, Percent of Net Assets	(6.84%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, at Fair Value	(1,743,900)	[1]
Investment Owned, Percent of Net Assets	(11.07%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Investment Owned, at Fair Value			6,234,313	[1]
Investment Owned, Percent of Net Assets			16.02%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			92,175	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.24%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(2,951)	[1]	416,851	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	1.07%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(3,240)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.01%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(4,456)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.01%)	[1]
Frontier Trading Company XV, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	(4,299,679)	[1]	13,434,960	[1]
Investment Owned, Percent of Net Assets	(27.29%)	[1]	34.53%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	840,022	[1]	(1,647,734)	[1]
Investment Owned, Percent of Net Assets	5.33%	[1]	(4.24%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Investment Owned, at Fair Value			(4,448,411)	[1]
Investment Owned, Percent of Net Assets			(11.43%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	581,101	[1]	(6,083,161)	[1]
Investment Owned, Percent of Net Assets	3.69%	[1]	(15.64%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, at Fair Value	1,080,293	[1]
Investment Owned, Percent of Net Assets	6.86%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, at Fair Value	2,495,700	[1]
Investment Owned, Percent of Net Assets	15.84%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Investment Owned, at Fair Value			(5,109,138)	[1]
Investment Owned, Percent of Net Assets			(13.13%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(30,525)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.08%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	208,124	[1]	227,308	[1]
Investment Owned, Percent of Net Assets	1.32%	[1]	0.58%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(66,491)	[1]
Investment Owned, Percent of Net Assets	(0.42%)	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(160,400)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.41%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Silver @ Comex Settling 3/1/2011 (Number Of Contracts: 164) [Member]
Investment Owned, at Fair Value			(2,522,543)	[1]
Investment Owned, Percent of Net Assets			(6.48%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(81,795)	[1]	(318,020)	[1]
Investment Owned, Percent of Net Assets	(0.52%)	[1]	(0.82%)	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XV, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	5,056,954	[1]	(20,092,624)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(51.65%)	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	3,069,581	[1]	11,010,254	[1]
Investment Owned, Percent of Net Assets	19.48%	[1]	28.30%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, at Fair Value	1,144,722	[1]
Investment Owned, Percent of Net Assets	7.26%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, at Fair Value	1,548,382	[1]
Investment Owned, Percent of Net Assets	9.83%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, at Fair Value	1,844,164	[1]
Investment Owned, Percent of Net Assets	11.70%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Crude Oil, Light Settling 12/1/2012, Call @ 9,400 (Number Of Contracts: 56) [Member]
Investment Owned, at Fair Value	814,800	[1]
Investment Owned, Percent of Net Assets	5.17%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,335 (Number Of Contracts: 140) [Member]
Investment Owned, at Fair Value	948,500	[1]
Investment Owned, Percent of Net Assets	6.02%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, at Fair Value	1,016,400	[1]
Investment Owned, Percent of Net Assets	6.45%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, at Fair Value	985,600	[1]
Investment Owned, Percent of Net Assets	6.25%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,500 (Number Of Contracts: 133) [Member]
Investment Owned, at Fair Value			4,093,906	[1]
Investment Owned, Percent of Net Assets			10.52%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Investment Owned, at Fair Value			4,299,158	[1]
Investment Owned, Percent of Net Assets			11.05%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Silver @ Comex Settling 3/1/2011, Call @ 1,900 (Number Of Contracts: 55) [Member]
Investment Owned, at Fair Value			3,285,425	[1]
Investment Owned, Percent of Net Assets			8.44%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Silver @ Comex Settling 3/1/2011, Call @ 1,975 (Number Of Contracts: 55) [Member]
Investment Owned, at Fair Value			3,080,825	[1]
Investment Owned, Percent of Net Assets			7.92%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Silver @ Comex Settling 3/1/2011, Call @ 2,100 (Number Of Contracts: 54) [Member]
Investment Owned, at Fair Value			2,690,550	[1]
Investment Owned, Percent of Net Assets			6.92%	[1]
Frontier Trading Company XV, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, at Fair Value	11,372,149	[1]	28,460,118	[1]
Investment Owned, Percent of Net Assets	72.16%	[1]	73.15%	[1]
Frontier Trading Company XV, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value	(2,025,048)	[1]	(4,603,983)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(11.83%)	[1]
Frontier Trading Company XV, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, at Fair Value	(857,150)	[1]
Investment Owned, Percent of Net Assets	(5.44%)	[1]
Frontier Trading Company XV, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, at Fair Value	(2,882,198)	[1]
Investment Owned, Percent of Net Assets	(18.29%)	[1]
Frontier Trading Company XV, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	(122,606)	[1]	134,154	[1]
Investment Owned, Percent of Net Assets	(0.78%)	[1]	0.34%	[1]
Frontier Trading Company XV, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]	0.00%	[2]
Frontier Trading Company XVII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVII, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value	5,881,772	[2]
Investment Owned, Percent of Net Assets	100.00%	[2]
Frontier Trading Company XVIII, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	596,193	[1]
Investment Owned, Percent of Net Assets	8.05%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(97,100)	[1]
Investment Owned, Percent of Net Assets	(1.31%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(57,349)	[1]
Investment Owned, Percent of Net Assets	(0.77%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,624)	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	32,889	[1]
Investment Owned, Percent of Net Assets	0.44%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(30,762)	[1]
Investment Owned, Percent of Net Assets	(0.42%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(79,325)	[1]
Investment Owned, Percent of Net Assets	(1.07%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	46,346	[1]
Investment Owned, Percent of Net Assets	0.63%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(24,837)	[1]
Investment Owned, Percent of Net Assets	(0.34%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	643,920	[1]
Investment Owned, Percent of Net Assets	8.69%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(34,147)	[1]
Investment Owned, Percent of Net Assets	(0.46%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(67,240)	[1]
Investment Owned, Percent of Net Assets	(0.91%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(51,397)	[1]
Investment Owned, Percent of Net Assets	(0.69%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	35,283	[1]
Investment Owned, Percent of Net Assets	0.48%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	42,730	[1]
Investment Owned, Percent of Net Assets	0.58%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(40)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	357,347	[1]
Investment Owned, Percent of Net Assets	4.82%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	2,256	[1]
Investment Owned, Percent of Net Assets	0.03%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(20,175)	[1]
Investment Owned, Percent of Net Assets	(0.27%)	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	10,165	[1]
Investment Owned, Percent of Net Assets	0.14%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	203,600	[1]
Investment Owned, Percent of Net Assets	2.75%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	20,285	[1]
Investment Owned, Percent of Net Assets	0.27%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	15,908	[1]
Investment Owned, Percent of Net Assets	0.21%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	2,710	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	4,097	[1]
Investment Owned, Percent of Net Assets	0.06%	[1]
Frontier Trading Company XVIII, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	238,846	[1]
Investment Owned, Percent of Net Assets	3.22%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XVIII, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]
Frontier Trading Company XXI, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	792,372	[1]
Investment Owned, Percent of Net Assets	13.43%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(40,664)	[1]
Investment Owned, Percent of Net Assets	(0.69%)	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(37,959)	[1]
Investment Owned, Percent of Net Assets	(0.64%)	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	22,523	[1]
Investment Owned, Percent of Net Assets	0.38%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	4,733	[1]
Investment Owned, Percent of Net Assets	0.08%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	13,622	[1]
Investment Owned, Percent of Net Assets	0.23%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	1,520	[1]
Investment Owned, Percent of Net Assets	0.03%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	20,708	[1]
Investment Owned, Percent of Net Assets	0.35%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(2,284)	[1]
Investment Owned, Percent of Net Assets	(0.04%)	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	229,550	[1]
Investment Owned, Percent of Net Assets	3.89%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	2,876	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	31,011	[1]
Investment Owned, Percent of Net Assets	0.53%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	6,903	[1]
Investment Owned, Percent of Net Assets	0.12%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	31,305	[1]
Investment Owned, Percent of Net Assets	0.53%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	283,844	[1]
Investment Owned, Percent of Net Assets	4.81%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	18,428	[1]
Investment Owned, Percent of Net Assets	0.31%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	57,512	[1]
Investment Owned, Percent of Net Assets	0.97%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	19,290	[1]
Investment Owned, Percent of Net Assets	0.33%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	76,986	[1]
Investment Owned, Percent of Net Assets	1.30%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	3,727	[1]
Investment Owned, Percent of Net Assets	0.06%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(100)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(1,195)	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(24,881)	[1]
Investment Owned, Percent of Net Assets	(0.42%)	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	2,100	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(31)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(173)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	20,200	[1]
Investment Owned, Percent of Net Assets	0.34%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	316,045	[1]
Investment Owned, Percent of Net Assets	5.36%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	1,074	[1]
Investment Owned, Percent of Net Assets	0.02%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(5,226)	[1]
Investment Owned, Percent of Net Assets	(0.09%)	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	18,129	[1]
Investment Owned, Percent of Net Assets	0.31%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	6,644	[1]
Investment Owned, Percent of Net Assets	0.11%	[1]
Frontier Trading Company XXI, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	$ 508,529	[1]
Investment Owned, Percent of Net Assets	8.62%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Purchased [Member] | Total Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Written [Member] | S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Options Written [Member] | Total Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Currency Forwards [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company XXI, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[2]	See Notes to Financial Statements, Note 4.

Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Parenthetical) (The Trading Companies Of The Frontier Fund [Member])	12 Months Ended
	Dec. 31, 2011 Total Return Option Basket Swap (Termination Date 11/6/12) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Aluminum Settling 1/1/2012, (Number Of Contracts: 52) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Copper @ LME Settling 1/26/2012 (Number of Contracts: 153) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Copper @ Comex Settling 7/1/2011, (Number Of Contracts: 500) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Crude Oil, Light Settling 11/1/2012, (Number Of Contracts: 841) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Crude Oil Light Settling 1/1/2013 ( Number Of Contracts: 841) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Crude Oil, Light Settling 9/1/2013, (Number Of Contracts: 1,002) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] NYM RBOB GAS Settling 4/1/2011, (Number Of Contracts: 1,612) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] NYM RBOB GAS Settling 3/1/2011, (Number Of Contracts: 1,657) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Crude Oil, Light Settling 5/1/2011, (Number Of Contracts: 2,000) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] ICE Brent Crude Oil Settling 12/1/2015, (Number Of Contracts: 1,359) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Silver @ Comex Settling 12/1/2013, (Number Of Contracts: 152) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]	Dec. 31, 2011 Long Futures Contracts [Member] Coffee @ CSCE Settling 9/1/2012, (Number Of Contracts: 176) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Coffee @ CSCE Settling 9/1/2011, (Number Of Contracts: 549) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]	Dec. 31, 2010 Long Futures Contracts [Member] Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 31) [Member]	Dec. 31, 2011 Options Purchased [Member] Copper @ LME Settling 3/1/2012, Put @ 7,000 (Number Of Contracts: 169) [Member]	Dec. 31, 2011 Options Purchased [Member] Copper @ LME Settling 3/1/2012, Put @ 7,300 (Number Of Contracts: 167) [Member]	Dec. 31, 2011 Options Purchased [Member] Copper @ LME Settling 12/1/2012, Put @ 6,600 (Number Of Contracts: 112) [Member]	Dec. 31, 2011 Options Purchased [Member] Crude Oil, Light Settling 12/1/2012, Call @ 9,400 (Number Of Contracts: 56) [Member]	Dec. 31, 2011 Options Purchased [Member] Euro Settling 3/1/2012, Put @ 1,335 (Number Of Contracts: 140) [Member]	Dec. 31, 2011 Options Purchased [Member] Euro Settling 3/1/2012, Put @ 1,360 (Number Of Contracts: 112) [Member]	Dec. 31, 2011 Options Purchased [Member] S&P (Mini) Settling 3/1/2012, Put @ 1,200 (Number Of Contracts: 560) [Member]	Dec. 31, 2010 Options Purchased [Member] Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]	Dec. 31, 2010 Options Purchased [Member] Copper @ LME Settling 3/1/2011, Call @ 8,500 (Number Of Contracts: 133) [Member]	Dec. 31, 2010 Options Purchased [Member] Silver @ Comex Settling 3/1/2011, Call @ 1,975 (Number Of Contracts: 55) [Member]	Dec. 31, 2010 Options Purchased [Member] Silver @ Comex Settling 3/1/2011, Call @ 1,900 (Number Of Contracts: 55) [Member]	Dec. 31, 2010 Options Purchased [Member] Silver @ Comex Settling 3/1/2011, Call @ 2,100 (Number Of Contracts: 54) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Copper @ LME Settling 2/15/2012 (Number of Contracts: 229) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Copper @ LME Settling 6/20/2012 (Number of Contracts: 48) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 1,505) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Crude Oil, Light Settling 12/1/2013, (Number Of Contracts: 987) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] ICE Brent Crude Oil Settling 12/1/2012, (Number Of Contracts: 1,660) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Silver @ Comex Settling 12/1/2012, (Number Of Contracts: 152) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]	Dec. 31, 2011 Short Futures Contracts [Member] Corn Settling 9/1/2012, (Number Of Contracts: 288) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]	Dec. 31, 2010 Short Futures Contracts [Member] Silver @ Comex Settling 3/1/2011 (Number Of Contracts: 164) [Member]	Dec. 31, 2011 Options Written [Member] S&P Index Settling 3/1/2012, Put @ 4,100 (Number Of Contracts: 1,737) [Member]
Number of Contracts		52	153	229	48	3,001	500	215	841	841	1,002	393	1,612	1,657	3,715	2,000	4,149	1,359	152	1,525	176	549	2,735	31	169	167	112	56	140	112	560	131	133	55	55	54	229	48	355	1,505	987	373	1,660	152	1,123	288	3,501	7,297	4,955	3,239	1,550	3,482	265	204	164	1,737
Settling		Jan 1, 2012	Jan 26, 2012	Feb 15, 2012	Jun 20, 2012	May 1, 2011	Jul 1, 2011	Mar 16, 2011	Nov 1, 2012	Jan 1, 2013	Sep 1, 2013	Sep 1, 2012	Apr 1, 2011	Mar 1, 2011	Apr 1, 2011	May 1, 2011	Dec 1, 2012	Dec 1, 2015	Dec 1, 2013	Dec 1, 2012	Sep 1, 2012	Sep 1, 2011	May 1, 2011	Mar 1, 2011	Mar 1, 2012	Mar 1, 2012	Dec 1, 2012	Dec 1, 2012	Mar 1, 2012	Mar 1, 2012	Mar 1, 2012	Mar 1, 2011	Mar 1, 2011	Mar 1, 2011	Mar 1, 2011	Mar 1, 2011	Feb 15, 2012	Jun 20, 2012	Mar 1, 2012	Dec 1, 2012	Dec 1, 2013	Jun 1, 2012	Dec 1, 2012	Dec 1, 2012	Jul 1, 2012	Sep 1, 2012	Mar 1, 2011	Feb 1, 2011	Dec 1, 2011	Feb 1, 2011	Mar 1, 2011	Mar 1, 2011	Mar 1, 2011	Mar 16, 2011	Mar 1, 2011	Mar 1, 2012
Call																												9,400				8,400	8,500	1,975	1,900	2,100
Put																									7,000	7,300	6,600		1,335	1,360	1,200																									4,100
Termination date	Nov 6, 2012

Statements Of Operations (The Series Of The Frontier Fund - Diversified, Dynamic And Long/Short Commodity Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Diversified Series [Member]
Investment Income:
Interest - net	$ 2,399,088	[1]	$ 2,225,700	[1]	$ 489,238	[1]
Total Income/(loss)	2,399,088	[1]	2,225,700	[1]	489,238	[1]
Expenses:
Incentive Fees	4,954,751	[1]	4,102,217	[1]	299,318	[1]
Management Fees	1,988,295	[1]	1,149,719	[1]	189,654	[1]
Service Fees - Class 1	1,797,911	[1]	1,465,769	[1]	179,789	[1]
Trading Fees	3,469,475	[1]	2,734,353	[1]	656,932	[1]
Total Expenses	12,210,432	[1]	9,452,058	[1]	1,325,693	[1]
Investment income/(loss) - net	(9,811,344)	[1]	(7,226,358)	[1]	(836,455)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options			59,523	[1]
Net change in open trade equity/(deficit)			(705,094)	[1]
Net realized gain/(loss) on swap contracts	(5,621,987)	[1]
Net unrealized gain/(loss) on swap contracts	1,315,339	[1]	416,156	[1]	(1,707,778)	[1]
Net unrealized gain/(loss) on U.S. Treasury securities	23,748	[1]	255,854	[1]	32,581	[1]
Trading commissions			(13,918)	[1]
Net change in inter-series payables			(177,180)	[1]	37,927	[1]
Change in fair value of investments in unconsolidated trading companies	9,711,686	[1]	18,683,902	[1]	1,166,809	[1]
Net gain/(loss) on investments	5,428,786	[1]	18,519,243	[1]	(470,461)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(4,382,558)	[1]	11,292,885	[1]	(1,306,916)	[1]
Less: Operations attributable to non-controlling interests			(157,005)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,382,558)	[1]	11,449,890	[1]	(1,306,916)	[1]
Frontier Diversified Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (4.18)	[1]	$ 6.78	[1]	$ (3.2)	[1]
Frontier Diversified Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (2.5)	[1]	$ 8.69	[1]	$ (2.23)	[1]
Frontier Dynamic Series [Member]
Investment Income:
Interest - net	250,426	[1],[2]	454,918	[1],[2]	269,363	[1],[2]
Total Income/(loss)	250,426	[1],[2]	454,918	[1],[2]	269,363	[1],[2]
Expenses:
Service Fees - Class 1	51,746	[1],[2]	91,089	[1],[2]	43,521	[1],[2]
Trading Fees	376,388	[1],[2]	687,992	[1],[2]	391,638	[1],[2]
Total Expenses	428,134	[1],[2]	779,081	[1],[2]	435,159	[1],[2]
Investment income/(loss) - net	(177,708)	[1],[2]	(324,163)	[1],[2]	(165,796)	[1],[2]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(2,157,451)	[1],[2]
Net unrealized gain/(loss) on swap contracts	1,317,993	[1],[2]	929,520	[1],[2]	(2,247,497)	[1],[2]
Net realized gain/(loss) on U.S. Treasury securities	128,823	[1],[2]
Net unrealized gain/(loss) on U.S. Treasury securities	(115,289)	[1],[2]	62,532	[1],[2]	52,757	[1],[2]
Net change in inter-series payables	941,000	[1],[2]	(644,168)	[1],[2]	2,323,884	[1],[2]
Net gain/(loss) on investments	115,076	[1],[2]	347,884	[1],[2]	129,144	[1],[2]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(62,632)	[1],[2]	23,721	[1],[2]	(36,652)	[1],[2]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(62,632)	[1],[2]	23,721	[1],[2]	(36,652)	[1],[2]
Frontier Dynamic Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (3.89)	[1],[2]	$ 0.51	[1],[2]	$ (8.57)	[1],[2]
Frontier Dynamic Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (3.14)	[1],[2]	$ 2.15	[1],[2]	$ (7.75)	[1],[2]
Frontier Long/Short Commodity Series [Member]
Investment Income:
Interest - net	1,371,889	[3]	1,120,080	[3]	1,213,141	[3]
Total Income/(loss)	1,371,889	[3]	1,120,080	[3]	1,213,141	[3]
Expenses:
Incentive Fees	2,887,684	[3]	3,065,308	[3]	2,135,357	[3]
Management Fees	3,607,413	[3]	3,355,920	[3]	2,923,989	[3]
Service Fees - Class 1	824,266	[3]	1,174,272	[3]	1,437,570	[3]
Trading Fees	768,116	[3]	425,521	[3]	350,577	[3]
Total Expenses	8,087,479	[3]	8,021,021	[3]	6,847,493	[3]
Investment income/(loss) - net	(6,715,590)	[3]	(6,900,941)	[3]	(5,634,352)	[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	5,096,970	[3]	(24,029,654)	[3]	60,288,927	[3]
Net change in open trade equity/(deficit)	2,754,587	[3]	18,487,268	[3]	(28,316,249)	[3]
Net realized gain/(loss) on swap contracts	(11,411)	[3]
Net unrealized gain/(loss) on swap contracts	20,529	[3]
Net unrealized gain/(loss) on U.S. Treasury securities	24,825	[3]	208,016	[3]	(358,065)	[3]
Trading commissions	(457,918)	[3]	(444,193)	[3]	(3,052,293)	[3]
Change in fair value of investments in unconsolidated trading companies	9,807,106	[3]	21,681,676	[3]	357,682	[3]
Net gain/(loss) on investments	17,234,688	[3]	15,903,113	[3]	28,920,002	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	10,519,098	[3]	9,002,172	[3]	23,285,650	[3]
Less: Operations attributable to non-controlling interests	6,059,461	[3]	(2,913,121)	[3]	14,758,299	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ 4,459,637	[3]	$ 11,915,293	[3]	$ 8,527,351	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 3.4	[3]	$ 18.96	[3]	$ 13.38	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class OneA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 3.75	[3]	$ 16.47	[3]	$ 1.49	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 8.71	[3]	$ 25.77	[3]	$ 18.21	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class TwoA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 6.05	[3]	$ 18.7	[3]	$ 2.48	[3]
Frontier Long/Short Commodity Series [Member] | Total Owner Class Three [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 8.7	[3]	$ 25.77	[3]	$ 4.79	[3]

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[3]	The Frontier Long/Short Commodity Series' Classes 1a and 2a began trading operations on June 9, 2009.

Statements Of Operations (The Series Of The Frontier Fund - Frontier Master, Balanced And Berkeley/Graham/Tiverton Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Masters Series [Member]
Investment Income:
Interest - net	$ 1,026,007	[1]	$ 941,795	[1]	$ 292,218	[1]
Total Income/(loss)	1,026,007	[1]	941,795	[1]	292,218	[1]
Expenses:
Incentive Fees	805,663	[1]	490,628	[1]	9,073	[1]
Management Fees	1,439,579	[1]	1,093,634	[1]	336,955	[1]
Service Fees - Class 1	809,423	[1]	675,234	[1]	95,272	[1]
Trading Fees	1,411,575	[1]	1,507,560	[1]	444,862	[1]
Total Expenses	4,466,240	[1]	3,767,056	[1]	886,162	[1]
Investment income/(loss) - net	(3,440,233)	[1]	(2,825,261)	[1]	(593,944)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	(3,513,968)	[1]
Net change in open trade equity/(deficit)	792,372	[1]
Net realized gain/(loss) on swap contracts	2,061,339	[1]
Net unrealized gain/(loss) on swap contracts	(1,607,804)	[1]	3,474,611	[1]	(1,864,032)	[1]
Net unrealized gain/(loss) on U.S. Treasury securities	5,038	[1]	192,745	[1]	52,370	[1]
Trading commissions	(68,034)	[1]
Net change in inter-series payables			(829,341)	[1]	815,865	[1]
Change in fair value of investments in unconsolidated trading companies	4,724,104	[1]	6,007,106	[1]	682,798	[1]
Net gain/(loss) on investments	2,393,047	[1]	8,845,121	[1]	(312,999)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(1,047,186)	[1]	6,019,860	[1]	(906,943)	[1]
Less: Operations attributable to non-controlling interests	(27,734)	[1],[2]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(1,019,452)	[1],[2]	6,019,860	[1],[2]	(906,943)	[1],[2]
Frontier Masters Series [Member] | Managing Owner Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(746)	[2]	2,338	[2]	(1,523)	[2]
Frontier Masters Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(6,945)	[2]	61,487	[2]	(2,149)	[2]
Frontier Masters Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(829,415)	[2]	3,421,875	[2]	(614,393)	[2]
Frontier Masters Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(182,346)	[2]	2,534,160	[2]	(288,878)	[2]
Frontier Masters Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (2.71)	[1]	$ 8.5	[1]	$ (5.54)	[1]
Frontier Masters Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (0.98)	[1]	$ 10.44	[1]	$ (4.63)	[1]
Balanced Series [Member]
Investment Income:
Interest - net	534,877	[3]	404,451	[3]	901,710	[3]
Total Income/(loss)	534,877	[3]	404,451	[3]	901,710	[3]
Expenses:
Incentive Fees	13,141,331	[3]	13,893,116	[3]	7,386,253	[3]
Management Fees	2,615,058	[3]	2,253,874	[3]	1,555,348	[3]
Service Fees - Class 1	7,074,592	[3]	8,595,406	[3]	9,120,995	[3]
Trading Fees	1,760,639	[3]	1,810,726	[3]	1,937,150	[3]
Total Expenses	24,591,620	[3]	26,553,122	[3]	19,999,746	[3]
Investment income/(loss) - net	(24,056,743)	[3]	(26,148,671)	[3]	(19,098,036)	[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	52,383,136	[3]	27,742,406	[3]	24,948,863	[3]
Net change in open trade equity/(deficit)	(70,076,328)	[3]	17,459,669	[3]	(17,024,041)	[3]
Net realized gain/(loss) on swap contracts	4,529,039	[3]
Net unrealized gain/(loss) on swap contracts	(19,161,366)	[3]	8,790,928	[3]	(12,051,820)	[3]
Net unrealized gain/(loss) on U.S. Treasury securities	16,555	[3]	595,392	[3]	(2,354,829)	[3]
Trading commissions	(4,914,236)	[3]	(4,075,189)	[3]	(1,528,958)	[3]
Net change in inter-series receivables	(2,475,914)	[3]	2,200,706	[3]	(5,590,378)	[3]
Change in fair value of investments in unconsolidated trading companies	45,347,382	[3]	29,620,482	[3]	13,109,866	[3]
Net gain/(loss) on investments	5,648,268	[3]	82,334,394	[3]	(491,297)	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(18,408,475)	[3]	56,185,723	[3]	(19,589,333)	[3]
Less: Operations attributable to non-controlling interests	(6,164,402)	[3]	14,493,972	[3]	(438,431)	[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(12,244,073)	[3]	41,691,751	[3]	(19,150,902)	[3]
Balanced Series [Member] | Managing Owner Class 1a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS					(3)
Balanced Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(48,244)		292,672		(104,950)
Balanced Series [Member] | Managing Owner Class 2a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(6,566)		19,863		(4,861)
Balanced Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(10,220,419)		30,096,947		(16,376,424)
Balanced Series [Member] | Limited Owners Class 1a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(202,038)		461,105		(598,966)
Balanced Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(1,519,167)		9,923,923		(1,927,648)
Balanced Series [Member] | Limited Owners Class 2a [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(118,843)		407,260		(102,895)
Balanced Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.45)	[3]	$ 13.41	[3]	$ (6.63)	[3]
Balanced Series [Member] | Total Owner Class OneA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.91)	[3]	$ 10.86	[3]	$ (6.59)	[3]
Balanced Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (4.44)	[3]	$ 20.45	[3]	$ (3.43)	[3]
Balanced Series [Member] | Total Owner Class TwoA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (5.31)	[3]	$ 16.06	[3]	$ (3.7)	[3]
Balanced Series [Member] | Total Owner Class ThreeA [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (5.3)	[3]	$ 16.06	[3]	$ (4.37)	[3]
Berkeley/Graham/Tiverton Series [Member]
Investment Income:
Interest - net	106,784	[4]	8,268	[4]	293,910	[4]
Total Income/(loss)	106,784	[4]	8,268	[4]	293,910	[4]
Expenses:
Incentive Fees	29,678	[4]	270,462	[4]	222,963	[4]
Management Fees	1,240,589	[4]	2,289,188	[4]	2,291,126	[4]
Service Fees - Class 1	1,422,634	[4]	1,927,715	[4]	2,148,431	[4]
Trading Fees	280,872	[4]	360,892	[4]	421,502	[4]
Total Expenses	2,973,773	[4]	4,848,257	[4]	5,084,022	[4]
Investment income/(loss) - net	(2,866,989)	[4]	(4,839,989)	[4]	(4,790,112)	[4]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options			4,500,964	[4]	(1,617,478)	[4]
Net change in open trade equity/(deficit)			2,345,538	[4]	(760,231)	[4]
Net realized gain/(loss) on swap contracts	(6,252)	[4],[5]
Net unrealized gain/(loss) on swap contracts	2,447	[4]
Net unrealized gain/(loss) on U.S. Treasury securities	2,768	[4]	144,737	[4]	(467,310)	[4]
Trading commissions			(69,462)	[4]	(99,835)	[4]
Change in fair value of investments in unconsolidated trading companies	(4,026,248)	[4]	3,570,155	[4]	2,247,382	[4]
Net realized gain/ (loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(135,775)	[4]
Net unrealized gain/(loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(2,238,083)	[4]	153,203	[4]
Net gain/(loss) on investments	(6,401,143)	[4]	10,645,135	[4]	(697,472)	[4]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(9,268,132)	[4],[5]	5,805,146	[4],[5]	(5,487,584)	[4],[5]
Less: Operations attributable to non-controlling interests			1,892,545	[4],[5]	(1,336,526)	[4],[5]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(9,268,132)	[4],[5]	3,912,601	[4],[5]	(4,151,058)	[4],[5]
Berkeley/Graham/Tiverton Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(8,650)	[5]	11,018	[5]	(7,368)	[5]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(8,391,772)	[5]	3,266,796	[5]	(3,926,382)	[5]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (867,710)	[5]	$ 634,787	[5]	$ (217,308)	[5]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (19.44)	[4]	$ 5.81	[4]	$ (5.89)	[4]
Berkeley/Graham/Tiverton Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (19.89)	[4]	$ 10.63	[4]	$ (3.04)	[4]

[1]	The Frontier Masters Series began trading operations on June 9, 2009.
[2]	The Frontier Masters Series began trading operations on June 9, 2009
[3]	The Balanced Series Class 3a began trading operations on June 4, 2009.
[4]	Formerly known as the Campbell/Graham/Tiverton Series.
[5]	Formerly the Campbell/Graham/Tiverton Series.

Statements Of Operations (The Series Of The Frontier Fund - Currency, Long Only And Managed Futures Index Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Currency Series [Member]
Investment Income:
Interest - net	$ 61,690		$ 129,943		$ 88,884
Total Income/(loss)	61,690		129,943		88,884
Expenses:
Management Fees	80,701		163,333		161,155
Service Fees - Class 1	153,870		216,919		302,067
Trading Fees	60,410		102,763		140,572
Total Expenses	294,981		483,015		603,794
Investment income/(loss) - net	(233,291)		(353,072)		(514,910)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	(142,069)		290,954		(178,743)
Net realized gain/(loss) on swap contracts	(8,302,467)
Net change in open trade equity/(deficit)	(27,166)		54,015		2,985
Net unrealized gain/(loss) on swap contracts	6,327,629		675,809		(4,129,164)
Net unrealized gain/(loss) on U.S. Treasury securities	(4,083)		52,062		(165,246)
Net change in inter-series payables	1,534,914		(550,017)		2,412,702
Net increase from payments by managing owner	390,589
Change in fair value of investments in unconsolidated trading companies	(164,993)
Net gain/(loss) on investments	(387,646)		522,823		(2,057,466)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(620,937)		169,751		(2,572,376)
Currency Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (8.61)		$ 1.09		$ (18.19)
Currency Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.82)		$ 4.09		$ (17.96)
Long Only Commodity Series [Member]
Investment Income:
Interest - net	60,039	[1]	83,311	[1]	76,629	[1]
Total Income/(loss)	60,039	[1]	83,311	[1]	76,629	[1]
Expenses:
Management Fees	37,451	[1]	52,798	[1]	53,403	[1]
Service Fees - Class 1	38,421	[1]	65,418	[1]	68,696	[1]
Trading Fees	14,105	[1]	20,116	[1]	21,077	[1]
Total Expenses	89,977	[1]	138,332	[1]	143,176	[1]
Investment income/(loss) - net	(29,938)	[1]	(55,021)	[1]	(66,547)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(50,501)	[1]	509,662	[1]	883,900	[1]
Net realized gain/(loss) on U.S. Treasury securities	49,592	[1],[2]
Net unrealized gain/(loss) on U.S. Treasury securities	(48,272)	[1]	12,440	[1]	(24,171)	[1]
Net gain/(loss) on investments	(49,181)	[1]	522,102	[1]	859,729	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(79,119)	[1],[2]	467,081	[1],[2]	793,182	[1],[2]
Long Only Commodity Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7)	[1]	$ 10.52	[1]	$ 13.28	[1]
Long Only Commodity Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (5.83)	[1]	$ 13.41	[1]	$ 15.84	[1]
Long Only Commodity Series [Member] | Total Owner Class Three [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (6)	[1],[3]
Managed Futures Index Series [Member]
Investment Income:
Interest - net	82,283	[1]	51,321	[1]	67,985	[1]
Total Income/(loss)	82,283	[1]	51,321	[1]	67,985	[1]
Expenses:
Management Fees	91,855	[1]	120,305	[1]	78,544	[1]
Service Fees - Class 1	11,957	[1]	32,965	[1]	41,467	[1]
Trading Fees	21,395	[1]	26,465	[1]	19,812	[1]
Total Expenses	125,207	[1]	179,735	[1]	139,823	[1]
Investment income/(loss) - net	(42,924)	[1]	(128,414)	[1]	(71,838)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(969)	[1]
Net realized gain/(loss) on U.S. Treasury securities	7,179	[1],[2]
Net unrealized gain/(loss) on U.S. Treasury securities	(6,967)	[1]	(4,201)	[1]	(22,641)	[1]
Change in fair value of investments in unconsolidated trading companies	(314,596)	[1]	436,689	[1]	(467,800)	[1]
Net gain/(loss) on investments	(315,353)	[1]	432,488	[1]	(490,441)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	$ (358,277)	[1],[2]	$ 304,074	[1],[2]	$ (562,279)	[1],[2]
Managed Futures Index Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (11.13)	[1]	$ 5.42	[1]	$ (19.64)	[1]
Managed Futures Index Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (9.93)	[1]	$ 8.41	[1]	$ (18.42)	[1]
Managed Futures Index Series [Member] | Total Owner Class Three [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (6.97)	[1],[3]

[1]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units.
[2]	The Long Only Commodity Series and Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[3]	Both the Long Only Commodity Series, Class 3 Units and the Managed Futures Index Series, Class 3 Units began trading operations on January 14, 2011.

Statements Of Operations (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Winton Series [Member]
Investment Income:
Interest - net	$ 457,889	$ 306,338	$ 361,106
Total Income/(loss)	457,889	306,338	361,106
Expenses:
Incentive Fees	813,809	534,245	(21,347)
Management Fees	1,225,133	1,529,612	1,430,660
Service Fees - Class 1	1,271,915	1,456,391	1,634,324
Trading Fees	285,429	291,849	331,643
Total Expenses	3,596,286	3,812,097	3,375,280
Investment income/(loss) - net	(3,138,397)	(3,505,759)	(3,014,174)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options			(4,684,999)
Net change in open trade equity/(deficit)			(3,608,807)
Net realized gain/(loss) on swap contracts	(9,969)
Net unrealized gain/(loss) on swap contracts	7,291
Net unrealized gain/(loss) on U.S. Treasury securities	(2,017)	163,733	(434,210)
Trading commissions			(36,658)
Change in fair value of investments in unconsolidated trading companies	5,869,725	11,846,927	1,026,676
Net gain/(loss) on investments	5,865,030	12,010,660	(7,737,998)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	2,726,633	8,504,901	(10,752,172)
Less: Operations attributable to non-controlling interests			(4,066,993)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	2,726,633	8,504,901	(6,685,179)
Winton Series [Member] | Managing Owner Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS			(139)
Winton Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	3,495	25,499	(22,653)
Winton Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	1,885,111	6,726,042	(5,850,743)
Winton Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	838,027	1,753,360	(811,644)
Winton Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 6.09	$ 17.47	$ (12.84)
Winton Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ 11.83	$ 23.89	$ (9.94)
Winton/Graham Series [Member]
Investment Income:
Interest - net	217,875	263,156	259,485
Total Income/(loss)	217,875	263,156	259,485
Expenses:
Incentive Fees	298,707	702,432	350,180
Management Fees	1,382,514	1,959,820	1,583,991
Service Fees - Class 1	1,023,780	1,373,119	1,406,083
Trading Fees	221,789	286,314	285,842
Total Expenses	2,926,790	4,321,685	3,626,096
Investment income/(loss) - net	(2,708,915)	(4,058,529)	(3,366,611)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	798,159	5,481,406	5,853,780
Net change in open trade equity/(deficit)	(1,521,787)	616,950	1,681,991
Net realized gain/(loss) on swap contracts	(5,791)
Net unrealized gain/(loss) on swap contracts	(944)
Net unrealized gain/(loss) on U.S. Treasury securities	(3,545)	159,470	(367,408)
Trading commissions	(274,394)	(613,637)	(342,295)
Change in fair value of investments in unconsolidated trading companies	(1,252,281)	6,322,180	(2,906,982)
Net gain/(loss) on investments	(2,260,583)	11,966,369	3,919,086
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(4,969,498)	7,907,840	552,475
Less: Operations attributable to non-controlling interests	(470,719)	2,644,623	3,347,600
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,498,779)	5,263,217	(2,795,125)
Winton/Graham Series [Member] | Managing Owner Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(6,138)	6,701	(1,325)
Winton/Graham Series [Member] | Limited Owners Class 1 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	(3,872,396)	3,862,904	(2,415,463)
Winton/Graham Series [Member] | Limited Owners Class 2 [Member]
Realized and unrealized gain/(loss) on investments:
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (620,245)	$ 1,393,612	$ (378,337)
Winton/Graham Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (15.1)	$ 9.77	$ (6.12)
Winton/Graham Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (14.34)	$ 15.65	$ (3.1)

Consolidated Statements Of Operations (The Frontier Fund) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Frontier Fund [Member]
Investment Income:
Interest - net	$ 6,568,847	$ 5,989,281	$ 4,313,669
Total Income/(loss)	6,568,847	5,989,281	4,313,669
Expenses:
Incentive Fees	22,931,623	23,058,408	10,381,797
Management Fees	13,708,588	13,968,203	10,604,825
Service Fees - Class 1	14,480,515	17,074,297	16,478,215
Trading Fees	8,670,193	8,254,551	5,001,607
Total Expenses	59,790,919	62,355,459	42,466,444
Investment income/(loss) - net	(53,222,072)	(56,366,178)	(38,152,775)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	145,646,477	105,722,234	85,572,188
Net change in open trade equity/(deficit)	(86,552,220)	34,563,870	(45,929,274)
Net realized gain/(loss) on swap contracts	(9,576,420)	509,662	883,900
Net unrealized gain/(loss) on swap contracts	(11,778,886)	14,287,024	(22,000,291)
Net realized gain/(loss) on U.S. Treasury securities	185,594	(555,749)	(475,991)
Net unrealized gain/(loss) on U.S. Treasury securities	(107,239)	1,842,780	(4,056,172)
Trading commissions	(7,960,245)	(10,194,355)	(5,163,131)
Net increase from payments by managing owner	390,589
Change in fair value of investments in unconsolidated trading companies		361,773
Net realized gain/(loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(135,775)
Net unrealized gain/(loss) on investment in Berkeley Quantitative Colorado Fund, LLC	(2,238,083)	153,203
Net gain/(loss) on investments	27,873,792	147,246,191	9,307,220
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(25,348,280)	90,880,013	(28,845,555)
Less: Operations attributable to non-controlling interests	(591)	1,157,873	1,342
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS	$ (25,347,689)	$ 89,722,140	$ (28,846,897)

Statements Of Operations (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Trading Company I, LLC [Member]
Investment Income:
Interest - net	$ (60,089)		$ (43,262)		$ (28,283)
Total Income/(loss)	(60,089)		(43,262)		(28,283)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	61,056,128		23,493,386		8,715,485
Net realized gain/(loss) on swap contracts	6,689,123
Net change in open trade equity/(deficit)	(80,961,624)		5,505,198		905,718
Net unrealized gain/(loss) on option/ swap contracts	(18,832,300)		8,790,927		(12,051,821)
Trading commissions	(3,722,719)		(3,146,590)		(1,297,644)
Net gain/(loss) on investments	(35,771,393)		34,642,921		(3,728,262)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(35,831,482)		34,599,659		(3,756,545)
Frontier Trading Company II, LLC [Member]
Investment Income:
Interest - net	13,749		7,102		11,757
Total Income/(loss)	13,749		7,102		11,757
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	21,444,191		26,434,521		(3,723,161)
Net change in open trade equity/(deficit)	(2,190,461)		5,967,280		(1,513,729)
Trading commissions	(132,566)		(221,457)		(139,754)
Net gain/(loss) on investments	19,121,164		32,180,344		(5,376,644)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	19,134,913		32,187,446		(5,364,887)
Frontier Trading Company III, LLC [Member]
Investment Income:
Interest - net	1,215		1,636		970
Total Income/(loss)	1,215		1,636		970
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(142,069)		290,954		(178,745)
Net realized gain/(loss) on swap contracts	(8,301,000)
Net change in open trade equity/(deficit)	(27,098)		54,017		2,983
Net unrealized gain/(loss) on option/ swap contracts	6,331,232		675,809		(4,129,162)
Net gain/(loss) on investments	(2,138,935)		1,020,780		(4,304,924)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(2,137,720)		1,022,416		(4,303,954)
Frontier Trading Company V, LLC [Member]
Investment Income:
Interest - net	5,304		11,448		5,825
Total Income/(loss)	5,304		11,448		5,825
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(9,654,886)		5,481,406		4,236,302
Net realized gain/(loss) on swap contracts
Net change in open trade equity/(deficit)	11,205		616,949		921,760
Net unrealized gain/(loss) on option/ swap contracts
Trading commissions	(621,086)		(613,637)		(442,130)
Net gain/(loss) on investments	(10,264,767)		5,484,718		4,715,932
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(10,259,463)		5,496,166		4,721,757
Frontier Trading Company VI LLC [Member]
Investment Income:
Interest - net	1,781		9,062		9,613
Total Income/(loss)	1,781		9,062		9,613
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	1,091,347		3,310,465		(210,732)
Net realized gain/(loss) on swap contracts
Net change in open trade equity/(deficit)	(537,670)		1,304,905		(877,165)
Net unrealized gain/(loss) on option/ swap contracts
Trading commissions	(6,105)		(137,762)		(76,084)
Net gain/(loss) on investments	547,572		4,477,608		(1,163,981)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	549,352		4,486,670		(1,154,368)
Frontier Trading Company VII, LLC [Member]
Investment Income:
Interest - net	68		29,449		3,666
Total Income/(loss)	68		29,449		3,666
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	80,287,339		39,831,024		60,288,927
Net realized gain/(loss) on swap contracts
Net change in open trade equity/(deficit)	(14,886,524)		4,988,429		(28,316,249)
Net unrealized gain/(loss) on option/ swap contracts
Trading commissions	(2,029,377)		(4,896,288)		(3,052,293)
Net gain/(loss) on investments	63,371,439		39,923,165		28,920,385
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	63,371,507		39,952,614		28,924,051
Frontier Trading Company VIII, LLC [Member]
Investment Income:
Interest - net	(20)		(380)		853
Total Income/(loss)	(20)		(380)		853
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(49,660)		509,662		883,900
Net gain/(loss) on investments	(49,660)		509,662		883,900
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(49,680)		509,282		884,753
Frontier Trading Company IX, LLC [Member]
Investment Income:
Interest - net	16,331		16,310		5,629
Total Income/(loss)	16,331		16,310		5,629
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(1,718,447)		1,015,966		(1,054,979)
Net change in open trade equity/(deficit)	(1,086,304)		1,492,816		(165,186)
Trading commissions	(90,719)		(127,401)		(25,833)
Net gain/(loss) on investments	(2,895,470)		2,381,381		(1,245,998)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(2,879,139)		2,397,691		(1,240,369)
Frontier Trading Company X, LLC [Member]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(5,602,827)	[1],[2]
Net unrealized gain/(loss) on option/ swap contracts	1,291,619	[1]	416,157	[1]	(1,707,778)	[1]
Net gain/(loss) on investments	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
Frontier Trading Company XI, LLC [Member]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	2,070,346	[1],[2]
Net unrealized gain/(loss) on swap contracts	(1,610,580)	[1]	3,474,611	[1]	(1,864,032)	[1]
Net gain/(loss) on investments	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
Frontier Trading Company XII, LLC [Member]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(4,332,249)	[1],[2]
Net unrealized gain/(loss) on swap contracts	1,317,993	[1]	929,503	[1]	(2,247,497)	[1]
Net gain/(loss) on investments	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
Frontier Trading Company XIV, LLC [Member]
Investment Income:
Interest - net	(69,299)	[1]	(20,254)	[1]	(1,416)	[1]
Total Income/(loss)	(69,299)	[1]	(20,254)	[1]	(1,416)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	13,274,058	[1]	(234,782)	[1]	2,920,905	[1]
Net change in open trade equity/(deficit)	(562,793)	[1]	2,822,669	[1]	(2,986,215)	[1]
Trading commissions	(685,193)	[1]	(320,752)	[1]	(33,595)	[1]
Net gain/(loss) on investments	12,026,072	[1]	2,267,135	[1]	(98,905)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	11,956,773	[1]	2,246,881	[1]	(100,321)	[1]
Frontier Trading Company XV, LLC [Member]
Investment Income:
Interest - net	620	[1]	(4,474)	[1]	(1,089)	[1]
Total Income/(loss)	620	[1]	(4,474)	[1]	(1,089)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(13,634,237)	[1]	3,641,985	[1]	14,119,248	[1]
Net change in open trade equity/(deficit)	12,294,008	[1]	11,935,971	[1]	(14,596,420)	[1]
Trading commissions	(557,846)	[1]	(567,787)	[1]	(64,559)	[1]
Net gain/(loss) on investments	(1,898,075)	[1]	15,010,169	[1]	(541,731)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(1,897,455)	[1]	15,005,695	[1]	(542,820)	[1]
Frontier Trading Company XVII, LLC [Member]
Investment Income:
Interest - net				[3]		[3]
Total Income/(loss)				[3]		[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies				[3]		[3]
Net realized gain/(loss) on swap contracts				[3]		[3]
Net change in open trade equity/(deficit)				[3]		[3]
Net unrealized gain/(loss) on swap contracts	(368,228)	[3]		[3]		[3]
Trading commissions				[3]		[3]
Net gain/(loss) on investments	(368,228)	[3]		[3]		[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(368,228)	[3]		[3]		[3]
Frontier Trading Company XVIII, LLC [Member]
Investment Income:
Interest - net	(335)	[3]		[3]		[3]
Total Income/(loss)	(335)	[3]		[3]		[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(2,842,978)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts				[3]		[3]
Net change in open trade equity/(deficit)	596,193	[3]		[3]		[3]
Net unrealized gain/(loss) on swap contracts				[3]		[3]
Trading commissions	(46,600)	[3]		[3]		[3]
Net gain/(loss) on investments	(2,293,386)	[3]		[3]		[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(2,293,721)	[3]		[3]		[3]
Frontier Trading Company XXI, LLC [Member]
Investment Income:
Interest - net	(10,186)	[3]		[3]		[3]
Total Income/(loss)	(10,186)	[3]		[3]		[3]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures and currencies	(3,513,960)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts		[3]		[3]		[3]
Net change in open trade equity/(deficit)	792,372	[3]		[3]		[3]
Net unrealized gain/(loss) on swap contracts		[3]		[3]		[3]
Trading commissions	(68,034)	[3]		[3]		[3]
Net gain/(loss) on investments	(2,789,622)	[3]		[3]		[3]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	$ (2,799,807)	[3]		[3]		[3]

[1]	Trading Companies X, XI, XII, XIV and XV commenced operations in June 2009.
[2]	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
[3]	Trading Companies XVII, XVIII and XXI commenced operations in July, October and March 2011, respectively.

Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Frontier Diversified And Dynamic Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Frontier Diversified Series [Member]
Sale of Units	$ 44,490,694	[1]	$ 100,025,158	[1]	$ 57,792,453	[1]
Redemption of Units	(65,630,504)	[1]	(8,295,195)	[1]	(169,418)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(4,382,558)	[1]	11,449,890	[1]	(1,306,916)	[1]
Change in control of ownership - Trading Companies			172,237	[1]
Distributions			(15,232)	[1]
Operations attributable to non-controlling interests			(157,005)	[1]
Owners' Capital	133,973,604	[1]	159,495,972	[1]	56,316,119	[1]
Owners' Capital - Units, Sale of Units	423,027	[1]	1,023,195	[1]	581,063	[1]
Owners' Capital - Units, Redemption of Units	(624,060)	[1]	(80,843)	[1]	(1,700)	[1]
Owners' Capital - Units	1,320,682	[1]	1,521,715	[1]	579,363	[1]
Frontier Diversified Series [Member] | Managing Owner Class 1 [Member]
Sale of Units					27,500	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,150)	[1]	1,863	[1]	(879)	[1]
Owners' Capital	27,334	[1]	28,484	[1]	26,621	[1]
Owners' Capital - Units, Sale of Units					275	[1]
Owners' Capital - Units	275	[1]	275	[1]	275	[1]
Frontier Diversified Series [Member] | Managing Owner Class 2 [Member]
Sale of Units	200,000	[1]	965,000	[1]	547,500	[1]
Redemption of Units	(300,000)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(40,487)	[1]	118,437	[1]	(3,710)	[1]
Owners' Capital	1,486,740	[1]	1,627,227	[1]	543,790	[1]
Owners' Capital - Units, Sale of Units	1,818	[1]	9,723	[1]	5,562	[1]
Owners' Capital - Units, Redemption of Units	(2,802)	[1]
Owners' Capital - Units	14,301	[1]	15,285	[1]	5,562	[1]
Frontier Diversified Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	26,631,502	[1]	56,557,502	[1]	33,782,890	[1]
Redemption of Units	(41,207,525)	[1]	(5,635,008)	[1]	(10,924)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(3,020,052)	[1]	6,137,234	[1]	(838,047)	[1]
Owners' Capital	72,397,572	[1]	89,993,647	[1]	32,933,919	[1]
Owners' Capital - Units, Sale of Units	256,557	[1]	583,661	[1]	340,324	[1]
Owners' Capital - Units, Redemption of Units	(397,037)	[1]	(55,025)	[1]	(110)	[1]
Owners' Capital - Units	728,370	[1]	868,850	[1]	340,214	[1]
Change in net asset value per unit	$ (4.18)	[1]	$ 6.78	[1]	$ (3.2)	[1]
Net asset value per unit	$ 99.4	[1]	$ 103.58	[1]	$ 96.8	[1]	$ 100	[1],[2]
Frontier Diversified Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	17,659,192	[1]	42,502,656	[1]	23,434,563	[1]
Redemption of Units	(24,122,979)	[1]	(2,660,187)	[1]	(158,494)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,320,869)	[1]	5,192,356	[1]	(464,280)	[1]
Owners' Capital	60,061,958	[1]	67,846,614	[1]	22,811,789	[1]
Owners' Capital - Units, Sale of Units	164,652	[1]	429,811	[1]	234,902	[1]
Owners' Capital - Units, Redemption of Units	(224,221)	[1]	(25,818)	[1]	(1,590)	[1]
Owners' Capital - Units	577,736	[1]	637,305	[1]	233,312	[1]
Change in net asset value per unit	$ (2.5)	[1]	$ 8.69	[1]	$ (2.23)	[1]
Net asset value per unit	$ 103.96	[1]	$ 106.46	[1]	$ 97.77	[1]	$ 100	[1],[2]
Frontier Diversified Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies			172,237	[1]
Distributions			(15,232)	[1]
Operations attributable to non-controlling interests			(157,005)	[1]
Frontier Dynamic Series [Member]
Sale of Units	206,700	[1]	993,636	[1]	933,569	[1]
Redemption of Units	(1,776,990)	[1]	(281,352)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(62,632)	[1],[3]	23,721	[1],[3]	(36,652)	[1],[3]
Owners' Capital			1,632,922	[1],[4]	896,917	[1]
Owners' Capital - Units, Sale of Units	2,227	[1]	10,961	[1]	9,782	[1]
Owners' Capital - Units, Redemption of Units	(19,871)	[1]	(3,099)	[1]
Owners' Capital - Units			17,644	[1]	9,782	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 1 [Member]
Sale of Units					27,500	[1]
Redemption of Units	(24,214)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,068)	[1]	140	[1]	(2,358)	[1]
Owners' Capital			25,282	[1]	25,142	[1]
Owners' Capital - Units, Sale of Units					275	[1]
Owners' Capital - Units, Redemption of Units	(275)	[1]
Owners' Capital - Units			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Managing Owner Class 2 [Member]
Sale of Units					27,500	[1]
Redemption of Units	(25,098)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(862)	[1]	590	[1]	(2,130)	[1]
Owners' Capital			25,960	[1]	25,370	[1]
Owners' Capital - Units, Sale of Units					275	[1]
Owners' Capital - Units, Redemption of Units	(275)	[1]
Owners' Capital - Units			275	[1]	275	[1]
Frontier Dynamic Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	165,200	[1]	860,542	[1]	601,269	[1]
Redemption of Units	(1,307,577)	[1]	(261,947)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(51,563)	[1]	14,232	[1]	(20,156)	[1]
Owners' Capital			1,193,940	[1]	581,113	[1]
Owners' Capital - Units, Sale of Units	1,791	[1]	9,518	[1]	6,356	[1]
Owners' Capital - Units, Redemption of Units	(14,778)	[1]	(2,887)	[1]
Owners' Capital - Units			12,987	[1]	6,356	[1]
Change in net asset value per unit	$ (3.89)	[1]	$ 0.51	[1]	$ (8.57)	[1]
Net asset value per unit	$ 88.05	[1],[4]	$ 91.94	[1]	$ 91.43	[1]	$ 100	[1],[2]
Frontier Dynamic Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	41,500	[1]	133,094	[1]	277,300	[1]
Redemption of Units	(420,101)	[1]	(19,405)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(9,139)	[1]	8,759	[1]	(12,008)	[1]
Owners' Capital			$ 387,740	[1]	$ 265,292	[1]
Owners' Capital - Units, Sale of Units	436	[1]	1,443	[1]	2,876	[1]
Owners' Capital - Units, Redemption of Units	(4,543)	[1]	(212)	[1]
Owners' Capital - Units			4,107	[1]	2,876	[1]
Change in net asset value per unit	$ (3.14)	[1]	$ 2.15	[1]	$ (7.75)	[1]
Net asset value per unit	$ 91.26	[1],[4]	$ 94.4	[1]	$ 92.25	[1]	$ 100	[1],[2]

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	Values are for both the Managing Owner and Limited Owners.
[3]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[4]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. The Series remains open.

Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Frontier Long/Short Commodity Series) (Frontier Long/Short Commodity Series [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Sale of Units	$ 41,710,300		$ 21,784,520		$ 18,982,722
Redemption of Units	(52,392,651)		(25,370,305)		(16,388,436)
Change in control of ownership - Trading Companies	28,341,047
Contributions	4,105,200		(8,718,487)		56,470,869
Distributions	(28,282,129)		97,830		(61,271,709)
Operations attributable to non-controlling interests	6,059,461	[1]	(2,913,121)	[1]	14,758,299	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	4,459,637	[1]	11,915,293	[1]	8,527,351	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	4,459,637	[1]	11,915,293	[1]	8,527,351	[1]
Owners' Capital	81,184,305		77,183,440		80,387,710		59,308,614
Owners' Capital - Units, Sale of Units	287,564		178,306		169,306
Redemption of Units	(340,219)		(212,909)		(148,082)
Owners' Capital - Units	499,966		552,621		587,224		566,000
Managing Owner Class 1a [Member]
Sale of Units					27,500	[2]
Redemption of Units	(20,000)	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	1,832	[2]	4,528	[2]	411	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,832	[2]	4,528	[2]	411	[2]
Owners' Capital	14,271	[2]	32,439	[2]	27,911	[2]
Owners' Capital - Units, Sale of Units					275	[2]
Redemption of Units	(158)	[2]
Owners' Capital - Units	117	[2]	275	[2]	275	[2]
Managing Owner Class 2 [Member]
Redemption of Units	(920,000)
Net increase/ (decrease) in Owners' Capital resulting from operations	109,824		220,185		155,619
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	109,824		220,185		155,619
Owners' Capital	499,336		1,309,512		1,089,327		933,708
Redemption of Units	(5,461)
Owners' Capital - Units	3,083		8,544		8,544		8,544
Managing Owner Class 2a [Member]
Sale of Units	260,000	[2]			27,500	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(10,584)	[2]	5,141	[2]	683	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(10,584)	[2]	5,141	[2]	683	[2]
Owners' Capital	282,740	[2]	33,324	[2]	28,183	[2]
Owners' Capital - Units, Sale of Units	1,947	[2]			275	[2]
Owners' Capital - Units	2,222	[2]	275	[2]	275	[2]
Limited Owners Class 1 [Member]
Sale of Units	75,898		119,434		7,069,581
Redemption of Units	(29,615,581)		(19,502,051)		(14,009,386)
Net increase/ (decrease) in Owners' Capital resulting from operations	2,512,974		4,809,148		6,173,624
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	2,512,974		4,809,148		6,173,624
Owners' Capital	4,159,047		31,185,756		45,759,225		46,525,406
Owners' Capital - Units, Sale of Units	531		1,046		67,026
Redemption of Units	(204,936)		(168,296)		(128,268)
Owners' Capital - Units	30,551		234,956		402,206		463,448
Change in net asset value per unit	$ 3.4		$ 18.96		$ 13.38
Net asset value per unit	$ 136.13		$ 132.73		$ 113.77		$ 100.39
Limited Owners Class 1a [Member]
Sale of Units	14,327,910	[2]	4,247,899	[2]	1,052,844	[2]
Redemption of Units	(597,869)	[2]	(404,900)	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(472,787)	[2]	712,766	[2]	11,261	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(472,787)	[2]	712,766	[2]	11,261	[2]
Owners' Capital	18,877,124	[2]	5,619,870	[2]	1,064,105	[2]
Owners' Capital - Units, Sale of Units	112,147	[2]	40,887	[2]	10,484	[2]
Redemption of Units	(4,690)	[2]	(3,729)	[2]
Owners' Capital - Units	155,099	[2]	47,642	[2]	10,484	[2]
Change in net asset value per unit	$ 3.75	[2],[3]	$ 16.47	[2],[3]	$ 1.49	[2],[3]
Net asset value per unit	$ 121.71	[2],[3]	$ 117.96	[2],[3]	$ 101.49	[2],[3]	$ 100	[2],[3]
Limited Owners Class 2 [Member]
Sale of Units					3,221,195
Redemption of Units	(6,812,419)		(2,103,245)		(1,557,461)
Net increase/ (decrease) in Owners' Capital resulting from operations	1,226,379		2,481,935		1,959,861
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,226,379		2,481,935		1,959,861
Owners' Capital	8,689,426		14,275,466		13,896,776		10,273,181
Owners' Capital - Units, Sale of Units					28,148
Redemption of Units	(39,495)		(15,857)		(13,156)
Owners' Capital - Units	53,648		93,143		109,000		94,008
Change in net asset value per unit	$ 8.71	[3]	$ 25.77	[3]	$ 18.21	[3]
Net asset value per unit	$ 161.97	[3]	$ 153.26	[3]	$ 127.49	[3]	$ 109.28	[3]
Limited Owners Class 2a [Member]
Sale of Units	7,570,730	[2]	2,527,455	[2]	837,250	[2]
Redemption of Units	(547,685)	[2]	(148,649)	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(122,823)	[2]	501,347	[2]	11,099	[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(122,823)	[2]	501,347	[2]	11,099	[2]
Owners' Capital	10,628,724	[2]	3,728,502	[2]	848,349	[2]
Owners' Capital - Units, Sale of Units	57,000	[2]	23,967	[2]	8,278	[2]
Redemption of Units	(4,231)	[2]	(1,476)	[2]
Owners' Capital - Units	83,538	[2]	30,769	[2]	8,278	[2]
Change in net asset value per unit	$ 6.05	[2],[3]	$ 18.7	[2],[3]	$ 2.48	[2],[3]
Net asset value per unit	$ 127.23	[2],[3]	$ 121.18	[2],[3]	$ 102.48	[2],[3]	$ 100	[2],[3]
Limited Owners Class 3 [Member]
Sale of Units	19,475,762	[4]	14,889,732	[4]	6,746,852	[4]
Redemption of Units	(13,879,097)	[4]	(3,211,460)	[4]	(821,589)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	1,214,822	[4]	3,180,243	[4]	214,793	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,214,822	[4]	3,180,243	[4]	214,793	[4]
Owners' Capital	27,810,058	[4]	20,998,571	[4]	6,140,056	[4]
Owners' Capital - Units, Sale of Units	115,939	[4]	112,406	[4]	54,820	[4]
Redemption of Units	(81,248)	[4]	(23,551)	[4]	(6,658)	[4]
Owners' Capital - Units	171,708	[4]	137,017	[4]	48,162	[4]
Change in net asset value per unit	$ 8.7	[4]	$ 25.77	[4]	$ 4.79	[4]
Net asset value per unit	$ 161.96	[4]	$ 153.26	[4]	$ 127.49	[4]	$ 122.7	[4]
Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies	28,341,047
Contributions	4,105,200		(8,718,487)		56,470,869
Distributions	(28,282,129)		97,830		(61,271,709)
Operations attributable to non-controlling interests	6,059,461		(2,913,121)		14,758,299
Owners' Capital	$ 10,223,579				$ 11,533,778		$ 1,576,319

[1]	The Frontier Long/Short Commodity Series' Classes 1a and 2a began trading operations on June 9, 2009.
[2]	Frontier Long/Short Commodity Series Class 1a and 2a began trading operations on June 9, 2009
[3]	Values are for both the Managing Owner and Limited Owners.
[4]	Frontier Long/Short Commodity Series Class 3 began trading operations on May 30, 2009

Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Frontier Master And Balanced Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Balanced Series [Member]
Sale of Units	$ 2,762,993		$ 4,186,954		$ 108,364,108
Redemption of Units	(111,984,294)		(45,997,154)		(45,880,314)
Change in control of ownership - Trading Companies	17,035,844		(10,641,521)		350,058
Contributions	136,058,408		47,689,690		22,053,200
Distributions	(157,826,198)		(24,463,479)		(12,642,418)
Operations attributable to non-controlling interests	(6,164,402)	[1]	14,493,972	[1]	(438,431)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(12,244,073)	[1]	41,691,751	[1]	(19,150,902)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(12,244,073)	[1]	41,691,751	[1]	(19,150,902)	[1]
Owners' Capital	296,065,412		428,427,134		401,466,921		348,811,620
Owners' Capital - Units, Sale of Units	19,562		35,175		845,085
Owners' Capital - Units, Redemption of Units	(827,166)		(368,824)		(359,689)
Owners' Capital - Units	1,953,014		2,760,618		3,094,267		2,608,871
Balanced Series [Member] | Managing Owner Class 1a [Member]
Redemption of Units					(221)
Net increase/ (decrease) in Owners' Capital resulting from operations					(3)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests					(3)
Owners' Capital							224
Owners' Capital - Units, Redemption of Units					(2)
Owners' Capital - Units							2
Balanced Series [Member] | Managing Owner Class 2 [Member]
Sale of Units	1,250,000				460,000
Redemption of Units	(530,000)		(1,310,000)		(270,000)
Net increase/ (decrease) in Owners' Capital resulting from operations	(48,244)		292,672		(104,950)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(48,244)		292,672		(104,950)
Owners' Capital	3,351,608		2,679,852		3,697,180		3,612,130
Owners' Capital - Units, Sale of Units	8,074				3,176
Owners' Capital - Units, Redemption of Units	(3,260)		(9,790)		(1,939)
Owners' Capital - Units	21,620		16,806		26,596		25,359
Balanced Series [Member] | Managing Owner Class 2a [Member]
Sale of Units					30,000
Net increase/ (decrease) in Owners' Capital resulting from operations	(6,566)		19,863		(4,861)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(6,566)		19,863		(4,861)
Owners' Capital	158,814		165,380		145,517		120,378
Owners' Capital - Units, Sale of Units					245
Owners' Capital - Units	1,237		1,237		1,237		992
Balanced Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	680,177		733,684		75,585,729
Redemption of Units	(94,481,950)		(29,047,428)		(29,735,827)
Net increase/ (decrease) in Owners' Capital resulting from operations	(10,220,419)		30,096,947		(16,376,424)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(10,220,419)		30,096,947		(16,376,424)
Owners' Capital	183,785,318		287,807,510		286,024,307		256,550,829
Owners' Capital - Units, Sale of Units	5,200		6,013		604,791
Owners' Capital - Units, Redemption of Units	(710,302)		(237,733)		(241,428)
Owners' Capital - Units	1,476,131		2,181,233		2,412,953		2,049,590
Change in net asset value per unit	$ (7.45)		$ 13.41		$ (6.63)
Net asset value per unit	$ 124.5		$ 131.95		$ 118.54		$ 125.17
Balanced Series [Member] | Limited Owners Class 1a [Member]
Sale of Units	5,618		25,858		3,817,405
Redemption of Units	(2,387,579)		(4,516,519)		(2,204,266)
Net increase/ (decrease) in Owners' Capital resulting from operations	(202,038)		461,105		(598,966)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(202,038)		461,105		(598,966)
Owners' Capital	2,536,559		5,120,558		9,150,114		8,135,941
Owners' Capital - Units, Sale of Units	48		245		34,150
Owners' Capital - Units, Redemption of Units	(20,666)		(42,973)		(20,000)
Owners' Capital - Units	23,388		44,006		86,734		72,584
Change in net asset value per unit	$ (7.91)		$ 10.86		$ (6.59)
Net asset value per unit	$ 108.45		$ 116.36		$ 105.5		$ 112.09
Balanced Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	16,575		14,425		25,457,174
Redemption of Units	(12,512,325)		(9,577,458)		(13,352,072)
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,519,167)		9,923,923		(1,927,648)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(1,519,167)		9,923,923		(1,927,648)
Owners' Capital	60,020,959		74,035,876		73,674,986		63,497,532
Owners' Capital - Units, Sale of Units	105		102		177,866
Owners' Capital - Units, Redemption of Units	(77,236)		(65,779)		(93,669)
Owners' Capital - Units	387,173		464,304		529,981		445,784
Change in net asset value per unit	$ (4.44)	[2]	$ 20.45	[2]	$ (3.43)	[2]
Net asset value per unit	$ 155.02	[2]	$ 159.46	[2]	$ 139.01	[2]	$ 142.44	[2]
Balanced Series [Member] | Limited Owners Class 2a [Member]
Sale of Units					1,772,211
Redemption of Units	(652,135)		(163,315)		(282,240)
Net increase/ (decrease) in Owners' Capital resulting from operations	(118,843)		407,260		(102,895)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(118,843)		407,260		(102,895)
Owners' Capital	2,626,016		3,396,994		3,153,049		1,765,973
Owners' Capital - Units, Sale of Units					14,604
Owners' Capital - Units, Redemption of Units	(4,956)		(1,395)		(2,353)
Owners' Capital - Units	20,460		25,416		26,811		14,560
Change in net asset value per unit	$ (5.31)	[2]	$ 16.06	[2]	$ (3.7)	[2]
Net asset value per unit	$ 128.35	[2]	$ 133.66	[2]	$ 117.6	[2]	$ 121.3	[2]
Balanced Series [Member] | Limited Owners Class 3a [Member]
Sale of Units	810,623	[3]	3,412,987	[3]	1,241,589	[3]
Redemption of Units	(1,420,305)	[3]	(1,382,434)	[3]	(35,688)	[3]
Net increase/ (decrease) in Owners' Capital resulting from operations	(128,796)	[3]	489,981	[3]	(35,155)	[3]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(128,796)	[3]	489,981	[3]	(35,155)	[3]
Owners' Capital	2,952,802	[3]	3,691,280	[3]	1,170,746	[3]
Owners' Capital - Units, Sale of Units	6,135	[3]	28,815	[3]	10,253	[3]
Owners' Capital - Units, Redemption of Units	(10,746)	[3]	(11,154)	[3]	(298)	[3]
Owners' Capital - Units	23,005	[3]	27,616	[3]	9,955	[3]
Change in net asset value per unit	$ (5.3)	[3]	$ 16.06	[3]	$ (4.37)	[3]
Net asset value per unit	$ 128.36	[3]	$ 133.66	[3]	$ 117.6	[3]	$ 121.97	[3]
Balanced Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies	17,035,844		(10,641,521)		350,058
Contributions	136,058,408		47,689,690		22,053,200
Distributions	(157,826,198)		(24,463,479)		(12,642,418)
Operations attributable to non-controlling interests	(6,164,402)		14,493,972		(438,431)
Owners' Capital	40,633,336		51,529,684		24,451,022		15,128,613
Frontier Masters Series [Member]
Sale of Units	12,197,503	[4]	43,068,005	[4]	24,199,026	[4]
Redemption of Units	(24,628,784)	[4]	(6,099,322)	[4]	(4,896)	[4]
Contributions	115,000	[4]
Distributions	(28,854)	[4]
Operations attributable to non-controlling interests	(27,734)	[4],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations	(1,019,452)	[4],[5]	6,019,860	[4],[5]	(906,943)	[4],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(1,019,452)	[4],[5]	6,019,860	[4],[5]	(906,943)	[4],[5]
Owners' Capital	52,883,409	[4]	66,275,730	[4]	23,287,187	[4]
Owners' Capital - Units, Sale of Units	117,674	[4]	452,514	[4]	245,707	[4]
Owners' Capital - Units, Redemption of Units	(236,050)	[4]	(61,033)	[4]	(50)	[4]
Owners' Capital - Units	518,762	[4]	637,138	[4]	245,657	[4]
Frontier Masters Series [Member] | Managing Owner Class 1 [Member]
Sale of Units					27,500	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(746)	[4]	2,338	[4]	(1,523)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(746)	[4]	2,338	[4]	(1,523)	[4]
Owners' Capital	27,569	[4]	28,315	[4]	25,977	[4]
Owners' Capital - Units, Sale of Units					275	[4]
Owners' Capital - Units	275	[4]	275	[4]	275	[4]
Frontier Masters Series [Member] | Managing Owner Class 2 [Member]
Sale of Units			425,000	[4]	212,500	[4]
Redemption of Units	(100,000)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(6,945)	[4]	61,487	[4]	(2,149)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(6,945)	[4]	61,487	[4]	(2,149)	[4]
Owners' Capital	589,893	[4]	696,838	[4]	210,351	[4]
Owners' Capital - Units, Sale of Units			4,380	[4]	2,206	[4]
Owners' Capital - Units, Redemption of Units	(959)	[4]
Owners' Capital - Units	5,627	[4]	6,586	[4]	2,206	[4]
Frontier Masters Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	8,975,267	[4]	26,672,742	[4]	15,316,642	[4]
Redemption of Units	(15,268,645)	[4]	(3,606,610)	[4]	(4,896)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(829,415)	[4]	3,421,875	[4]	(614,393)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(829,415)	[4]	3,421,875	[4]	(614,393)	[4]
Owners' Capital	34,062,567	[4]	41,185,360	[4]	14,697,353	[4]
Owners' Capital - Units, Sale of Units	87,494	[4]	280,625	[4]	155,639	[4]
Owners' Capital - Units, Redemption of Units	(147,711)	[4]	(36,220)	[4]	(50)	[4]
Owners' Capital - Units	339,777	[4]	399,994	[4]	155,589	[4]
Change in net asset value per unit	$ (2.71)	[2],[4]	$ 8.5	[2],[4]	$ (5.54)	[2],[4]
Net asset value per unit	$ 100.25	[2],[4]	$ 102.96	[2],[4]	$ 94.46	[2],[4]	$ 100	[2],[4]
Frontier Masters Series [Member] | Limited Owners Class 2 [Member]
Sale of Units	3,222,236	[4]	15,970,263	[4]	8,642,384	[4]
Redemption of Units	(9,260,139)	[4]	(2,492,712)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations	(182,346)	[4]	2,534,160	[4]	(288,878)	[4]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(182,346)	[4]	2,534,160	[4]	(288,878)	[4]
Owners' Capital	18,144,968	[4]	24,365,217	[4]	8,353,506	[4]
Owners' Capital - Units, Sale of Units	30,180	[4]	167,509	[4]	87,587	[4]
Owners' Capital - Units, Redemption of Units	(87,380)	[4]	(24,813)	[4]
Owners' Capital - Units	173,083	[4]	230,283	[4]	87,587	[4]
Change in net asset value per unit	$ (0.98)	[2],[4]	$ 10.44	[2],[4]	$ (4.63)	[2],[4]
Net asset value per unit	$ 104.83	[2],[4]	$ 105.81	[2],[4]	$ 95.37	[2],[4]	$ 100	[2],[4]
Frontier Masters Series [Member] | Non-Controlling Interests [Member]
Contributions	115,000	[4]
Distributions	(28,854)	[4]
Operations attributable to non-controlling interests	(27,734)	[4]
Owners' Capital	$ 58,412	[4]

[1]	The Balanced Series Class 3a began trading operations on June 4, 2009.
[2]	Values are for both the Managing Owner and Limited Owners.
[3]	The Balanced Series Class 3a began trading operations on June 4, 2009
[4]	The Frontier Masters Series began trading operations on June 9, 2009
[5]	The Frontier Masters Series began trading operations on June 9, 2009.

Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Berkeley/Graham/Tiverton And Currency Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Berkeley/Graham/Tiverton Series [Member]
Sale of Units	$ 73,374	[1]	$ 124,546	[1]	$ 14,949,919	[1]
Redemption of Units	(21,420,598)	[1]	(13,170,179)	[1]	(9,201,430)	[1]
Change in control of ownership - Trading Companies			(14,996,045)	[1]	(4,388,979)	[1]
Contributions			16,000,000	[1]	4,418,397	[1]
Distributions			(2,896,500)	[1]	(820,772)	[1]
Operations attributable to non-controlling interests			1,892,545	[1],[2]	(1,336,526)	[1],[2]
Net increase/ (decrease) in Owners' Capital resulting from operations	(9,268,132)	[1],[2]	3,912,601	[1],[2]	(4,151,058)	[1],[2]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(9,268,132)	[1],[2]	3,912,601	[1],[2]	(4,151,058)	[1],[2]
Owners' Capital	39,613,972	[1]	70,229,328	[1]	79,362,360	[1]	79,892,809	[1]
Owners' Capital - Units, Sale of Units	704	[1]	1,202	[1]	134,699	[1]
Owners' Capital - Units, Redemption of Units	(198,042)	[1]	(123,198)	[1]	(84,931)	[1]
Owners' Capital - Units	426,174	[1]	623,512	[1]	745,508	[1]	695,740	[1]
Berkeley/Graham/Tiverton Series [Member] | Managing Owner Class 2 [Member]
Redemption of Units	(120,000)	[1]			(170,000)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(8,650)	[1]	11,018	[1]	(7,368)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(8,650)	[1]	11,018	[1]	(7,368)	[1]
Owners' Capital	7,878	[1]	136,528	[1]	125,510	[1]	302,878	[1]
Owners' Capital - Units, Redemption of Units	(966)	[1]			(1,403)	[1]
Owners' Capital - Units	70	[1]	1,036	[1]	1,036	[1]	2,439	[1]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	73,374	[1]	124,546	[1]	10,924,243	[1]
Redemption of Units	(18,343,967)	[1]	(10,995,712)	[1]	(7,507,650)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(8,391,772)	[1]	3,266,796	[1]	(3,926,382)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(8,391,772)	[1]	3,266,796	[1]	(3,926,382)	[1]
Owners' Capital	35,180,631	[1]	61,842,996	[1]	69,447,366	[1]	69,957,155	[1]
Owners' Capital - Units, Sale of Units	704	[1]	1,202	[1]	101,789	[1]
Owners' Capital - Units, Redemption of Units	(174,019)	[1]	(104,985)	[1]	(71,005)	[1]
Owners' Capital - Units	386,533	[1]	559,848	[1]	663,631	[1]	632,847	[1]
Change in net asset value per unit	$ (19.44)	[1]	$ 5.81	[1]	$ (5.89)	[1]
Net asset value per unit	$ 91.02	[1]	$ 110.46	[1]	$ 104.65	[1]	$ 110.54	[1]
Berkeley/Graham/Tiverton Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					4,025,676	[1]
Redemption of Units	(2,956,631)	[1]	(2,174,467)	[1]	(1,523,780)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(867,710)	[1]	634,787	[1]	(217,308)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(867,710)	[1]	634,787	[1]	(217,308)	[1]
Owners' Capital	4,425,463	[1]	8,249,804	[1]	9,789,484	[1]	7,504,896	[1]
Owners' Capital - Units, Sale of Units					32,910	[1]
Owners' Capital - Units, Redemption of Units	(23,057)	[1]	(18,213)	[1]	(12,523)	[1]
Owners' Capital - Units	39,571	[1]	62,628	[1]	80,841	[1]	60,454	[1]
Change in net asset value per unit	$ (19.89)	[1],[3]	$ 10.63	[1],[3]	$ (3.04)	[1],[3]
Net asset value per unit	$ 111.84	[1],[3]	$ 131.73	[1],[3]	$ 121.1	[1],[3]	$ 124.14	[1],[3]
Berkeley/Graham/Tiverton Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies			(14,996,045)	[1]	(4,388,979)	[1]
Contributions			16,000,000	[1]	4,418,397	[1]
Distributions			(2,896,500)	[1]	(820,772)	[1]
Operations attributable to non-controlling interests			1,892,545	[1]	(1,336,526)	[1]
Owners' Capital							2,127,880	[1]
Currency Series [Member]
Sale of Units	58,429		65,957		652,368
Redemption of Units	(2,257,535)		(3,304,436)		(2,718,649)
Net increase/ (decrease) in Owners' Capital resulting from operations	(620,937)		169,751		(2,572,376)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(620,937)		169,751		(2,572,376)
Owners' Capital	4,319,357		7,139,400		10,208,128		14,846,785
Owners' Capital - Units, Sale of Units	789		827		7,075
Owners' Capital - Units, Redemption of Units	(28,385)		(38,811)		(31,137)
Owners' Capital - Units	61,036		88,632		126,616		150,678
Currency Series [Member] | Managing Owner Class 2 [Member]
Redemption of Units			(570,000)
Net increase/ (decrease) in Owners' Capital resulting from operations	(228)		(1,593)		(112,973)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(228)		(1,593)		(112,973)
Owners' Capital	2,563		2,791		574,384		687,357
Owners' Capital - Units, Redemption of Units			(6,260)
Owners' Capital - Units	29		29		6,289		6,289
Currency Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	58,429		65,957		570,243
Redemption of Units	(1,610,039)		(1,751,140)		(2,434,358)
Net increase/ (decrease) in Owners' Capital resulting from operations	(601,922)		132,683		(2,101,688)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(601,922)		132,683		(2,101,688)
Owners' Capital	4,228,350		6,381,882		7,934,382		11,900,185
Owners' Capital - Units, Sale of Units	789		827		6,288
Owners' Capital - Units, Redemption of Units	(21,486)		(21,855)		(28,285)
Owners' Capital - Units	59,997		80,694		101,722		123,719
Change in net asset value per unit	$ (8.61)		$ 1.09		$ (18.19)
Net asset value per unit	$ 70.48		$ 79.09		$ 78		$ 96.19
Currency Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					82,125
Redemption of Units	(647,496)		(983,296)		(284,291)
Net increase/ (decrease) in Owners' Capital resulting from operations	(18,787)		38,661		(357,715)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(18,787)		38,661		(357,715)
Owners' Capital	$ 88,444		$ 754,727		$ 1,699,362		$ 2,259,243
Owners' Capital - Units, Sale of Units					787
Owners' Capital - Units, Redemption of Units	(6,899)		(10,696)		(2,852)
Owners' Capital - Units	1,010		7,909		18,605		20,670
Change in net asset value per unit	$ (7.82)	[3]	$ 4.09	[3]	$ (17.96)	[3]
Net asset value per unit	$ 87.61	[3]	$ 95.43	[3]	$ 91.34	[3]	$ 109.3	[3]

[1]	Formerly the Campbell/Graham/Tiverton Series.
[2]	Formerly known as the Campbell/Graham/Tiverton Series.
[3]	Values are for both the Managing Owner and Limited Owners.

Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Long Only Commodity And Managed Futures Index Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Long Only Commodity Series [Member]
Sale of Units	$ 1,636,562	[1]	$ 935	[1]	$ 496,147	[1]
Redemption of Units	(5,750,674)	[1]	(941,110)	[1]	(665,477)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(79,119)	[1]	467,081	[1]	793,182	[1]
Owners' Capital			4,193,231	[1],[2]	4,666,325	[1]	4,042,473	[1]
Owners' Capital - Units, Sale of Units	15,544	[1]	12	[1]	7,417	[1]
Owners' Capital - Units, Redemption of Units	(59,272)	[1]	(11,263)	[1]	(9,310)	[1]
Owners' Capital - Units			43,728	[1]	54,979	[1]	56,872	[1]
Long Only Commodity Series [Member] | Managing Owner Class 2 [Member]
Redemption of Units	(48,901)	[1]	(80,000)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(2,311)	[1]	(2,301)	[1]	23,421	[1]
Owners' Capital			51,212	[1]	133,513	[1]	110,092	[1]
Owners' Capital - Units, Redemption of Units	(494)	[1]	(985)	[1]
Owners' Capital - Units			494	[1]	1,479	[1]	1,479	[1]
Long Only Commodity Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	1,084	[1]	935	[1]	409,347	[1]
Redemption of Units	(3,330,733)	[1]	(731,802)	[1]	(572,400)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(19,304)	[1]	368,239	[1]	620,408	[1]
Owners' Capital			3,348,953	[1]	3,711,581	[1]	3,254,226	[1]
Owners' Capital - Units, Sale of Units	12	[1]	12	[1]	6,185	[1]
Owners' Capital - Units, Redemption of Units	(35,599)	[1]	(8,830)	[1]	(8,065)	[1]
Owners' Capital - Units			35,587	[1]	44,405	[1]	46,285	[1]
Change in net asset value per unit	$ (7)	[1]	$ 10.52	[1]	$ 13.28	[1]
Net asset value per unit	$ 87.11	[1],[3]	$ 94.11	[1]	$ 83.59	[1]	$ 70.31	[1]
Long Only Commodity Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					86,800	[1]
Redemption of Units	(815,229)	[1]	(129,308)	[1]	(93,077)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	22,163	[1]	101,143	[1]	149,353	[1]
Owners' Capital			793,066	[1]	821,231	[1]	678,155	[1]
Owners' Capital - Units, Sale of Units					1,232	[1]
Owners' Capital - Units, Redemption of Units	(7,647)	[1]	(1,448)	[1]	(1,245)	[1]
Owners' Capital - Units			7,647	[1]	9,095	[1]	9,108	[1]
Change in net asset value per unit	$ (5.83)	[1],[4]	$ 13.41	[1],[4]	$ 15.84	[1],[4]
Net asset value per unit	$ 97.88	[1],[3],[4]	$ 103.71	[1],[4]	$ 90.3	[1],[4]	$ 74.46	[1],[4]
Long Only Commodity Series [Member] | Limited Owners Class 3 [Member]
Sale of Units	1,635,478	[1],[5]
Redemption of Units	(1,555,811)	[1],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations	(79,667)	[1],[5]
Owners' Capital - Units, Sale of Units	15,532	[1],[5]
Owners' Capital - Units, Redemption of Units	(15,532)	[1],[5]
Change in net asset value per unit	$ (6)	[1],[5]
Net asset value per unit	$ 97.88	[1],[3],[5]	$ 103.88	[1],[5]
Managed Futures Index Series [Member]
Sale of Units	375,118	[1]	2,000,000	[1]	1,979,837	[1]
Redemption of Units	(5,177,304)	[1]	(916,820)	[1]	(1,047,400)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(358,277)	[1]	304,074	[1]	(562,279)	[1]
Owners' Capital			5,160,463	[1],[2]	3,773,209	[1]	3,403,051	[1]
Owners' Capital - Units, Sale of Units	2,962	[1]	16,177	[1]	15,414	[1]
Owners' Capital - Units, Redemption of Units	(43,816)	[1]	(7,608)	[1]	(8,412)	[1]
Owners' Capital - Units			40,854	[1]	32,285	[1]	25,283	[1]
Managed Futures Index Series [Member] | Managing Owner Class 2 [Member]
Sale of Units			2,000,000	[1]	200,000	[1]
Redemption of Units	(2,200,563)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(174,586)	[1]	115,944	[1]	(18,354)	[1]
Owners' Capital			2,375,149	[1]	259,205	[1]	77,559	[1]
Owners' Capital - Units, Sale of Units			16,177	[1]	1,582	[1]
Owners' Capital - Units, Redemption of Units	(18,314)	[1]
Owners' Capital - Units			18,314	[1]	2,137	[1]	555	[1]
Managed Futures Index Series [Member] | Limited Owners Class 1 [Member]
Sale of Units					708,699	[1]
Redemption of Units	(1,310,251)	[1]	(518,756)	[1]	(822,446)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(78,201)	[1]	75,773	[1]	(321,795)	[1]
Owners' Capital			1,388,452	[1]	1,831,435	[1]	2,266,977	[1]
Owners' Capital - Units, Sale of Units					5,748	[1]
Owners' Capital - Units, Redemption of Units	(11,770)	[1]	(4,504)	[1]	(6,625)	[1]
Owners' Capital - Units			11,770	[1]	16,274	[1]	17,151	[1]
Change in net asset value per unit	$ (11.13)	[1]	$ 5.42	[1]	$ (19.64)	[1]
Net asset value per unit	$ 106.83	[1],[3]	$ 117.96	[1]	$ 112.54	[1]	$ 132.18	[1]
Managed Futures Index Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					1,071,138	[1]
Redemption of Units	(1,306,278)	[1]	(398,064)	[1]	(224,954)	[1]
Net increase/ (decrease) in Owners' Capital resulting from operations	(90,584)	[1]	112,357	[1]	(222,130)	[1]
Owners' Capital			1,396,862	[1]	1,682,569	[1]	1,058,515	[1]
Owners' Capital - Units, Sale of Units					8,084	[1]
Owners' Capital - Units, Redemption of Units	(10,770)	[1]	(3,104)	[1]	(1,787)	[1]
Owners' Capital - Units			10,770	[1]	13,874	[1]	7,577	[1]
Change in net asset value per unit	$ (9.93)	[1],[4]	$ 8.41	[1],[4]	$ (18.42)	[1],[4]
Net asset value per unit	$ 119.76	[1],[3],[4]	$ 129.69	[1],[4]	$ 121.28	[1],[4]	$ 139.7	[1],[4]
Managed Futures Index Series [Member] | Limited Owners Class 3 [Member]
Sale of Units	375,118	[1],[5]
Redemption of Units	(360,212)	[1],[5]
Net increase/ (decrease) in Owners' Capital resulting from operations	$ (14,906)	[1],[5]
Owners' Capital - Units, Sale of Units	2,962	[1],[5]
Owners' Capital - Units, Redemption of Units	(2,962)	[1],[5]
Change in net asset value per unit	$ (6.97)	[1],[5]
Net asset value per unit	$ 119.76	[1],[3],[5]	$ 126.73	[1],[5]

[1]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[2]	The Long/Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. Both Series remain open.
[3]	Net asset value per unit represents the liquidation value.
[4]	Values are for both the Managing Owner and Limited Owners.
[5]	The Long Only Commodity Series, Class 3 Units and the Managed Futures Index Series, Class 3 units began trading operations on January 14, 2011

Statements Of Changes In Owners' Capital (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Winton Series [Member]
Sale of Units	$ 256,132		$ 277,520		$ 487,976
Redemption of Units	(13,654,078)		(6,465,163)		(9,427,644)
Change in control of ownership - Trading Companies					(13,830,805)
Contributions					15,598,979
Distributions					(2,389,350)
Operations attributable to non-controlling interests					(4,066,993)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	2,726,633		8,504,901		(6,685,179)
Owners' Capital	50,048,124		60,719,437		58,402,179		78,715,195
Owners' Capital - Units, Sale of Units	1,867		2,209		3,877
Owners' Capital - Units, Redemption of Units	(98,866)		(51,311)		(76,957)
Owners' Capital - Units	342,279		439,278		488,380		561,460
Winton Series [Member] | Managing Owner Class 1 [Member]
Redemption of Units					(1,165)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests					(139)
Owners' Capital							1,304
Owners' Capital - Units, Redemption of Units					(10)
Owners' Capital - Units							10
Winton Series [Member] | Managing Owner Class 2 [Member]
Sale of Units					200,000
Redemption of Units	(200,000)		(250,000)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	3,495		25,499		(22,653)
Owners' Capital	34,276		230,781		455,282		277,935
Owners' Capital - Units, Sale of Units					1,514
Owners' Capital - Units, Redemption of Units	(1,292)		(2,000)
Owners' Capital - Units	207		1,499		3,499		1,985
Winton Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	256,132		277,520		287,976
Redemption of Units	(13,146,425)		(5,850,898)		(8,521,271)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	1,885,111		6,726,042		(5,850,743)
Owners' Capital	38,345,799		49,350,981		48,198,317		62,282,355
Owners' Capital - Units, Sale of Units	1,867		2,209		2,363
Owners' Capital - Units, Redemption of Units	(95,614)		(46,709)		(70,007)
Owners' Capital - Units	271,704		365,451		409,951		477,595
Change in net asset value per unit	$ 6.09		$ 17.47		$ (12.84)
Net asset value per unit	$ 141.13		$ 135.04		$ 117.57		$ 130.41
Winton Series [Member] | Limited Owners Class 2 [Member]
Redemption of Units	(307,653)		(364,265)		(905,208)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	838,027		1,753,360		(811,644)
Owners' Capital	11,668,049		11,137,675		9,748,580		11,465,432
Owners' Capital - Units, Redemption of Units	(1,960)		(2,602)		(6,940)
Owners' Capital - Units	70,368		72,328		74,930		81,870
Change in net asset value per unit	$ 11.83	[1]	$ 23.89	[1]	$ (9.94)	[1]
Net asset value per unit	$ 165.82	[1]	$ 153.99	[1]	$ 130.1	[1]	$ 140.04	[1]
Winton Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies					(13,830,805)
Contributions					15,598,979
Distributions					(2,389,350)
Operations attributable to non-controlling interests					(4,066,993)
Owners' Capital							4,688,169
Winton/Graham Series [Member]
Sale of Units	111,245		143,516		20,567,523
Redemption of Units	(22,349,217)		(8,587,168)		(7,276,754)
Change in control of ownership - Trading Companies	(5,222,639)		5,800,968		2,258,238
Contributions	3,981,000				8,100,000
Distributions	(3,968,000)		(8,907,979)		(7,563,092)
Operations attributable to non-controlling interests	(470,719)		2,644,623		3,347,600
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(4,498,779)		5,263,217		(2,795,125)
Owners' Capital	30,773,687		63,190,796		66,833,619		50,195,229
Owners' Capital - Units, Sale of Units	964		1,289		181,210
Owners' Capital - Units, Redemption of Units	(181,784)		(72,824)		(63,606)
Owners' Capital - Units	282,832		463,652		535,187		417,583
Winton/Graham Series [Member] | Managing Owner Class 2 [Member]
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(6,138)		6,701		(1,325)
Owners' Capital	55,553		61,691		54,990		56,315
Owners' Capital - Units	428		428		428		428
Winton/Graham Series [Member] | Limited Owners Class 1 [Member]
Sale of Units	111,245		143,516		20,207,122
Redemption of Units	(17,353,576)		(6,276,569)		(5,384,099)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(3,872,396)		3,862,904		(2,415,463)
Owners' Capital	24,783,519		45,898,246		48,168,395		35,760,835
Owners' Capital - Units, Sale of Units	964		1,289		178,479
Owners' Capital - Units, Redemption of Units	(147,347)		(55,910)		(48,630)
Owners' Capital - Units	236,649		383,032		437,653		307,804
Change in net asset value per unit	$ (15.1)		$ 9.77		$ (6.12)
Net asset value per unit	$ 104.73		$ 119.83		$ 110.06		$ 116.18
Winton/Graham Series [Member] | Limited Owners Class 2 [Member]
Sale of Units					360,401
Redemption of Units	(4,995,641)		(2,310,599)		(1,892,655)
Net increase/ (decrease) in Owners' Capital resulting from operations attributable to controlling interests	(620,245)		1,393,612		(378,337)
Owners' Capital	5,934,615		11,550,501		12,467,488		14,378,079
Owners' Capital - Units, Sale of Units					2,731
Owners' Capital - Units, Redemption of Units	(34,437)		(16,914)		(14,976)
Owners' Capital - Units	45,755		80,192		97,106		109,351
Change in net asset value per unit	$ (14.34)	[1]	$ 15.65	[1]	$ (3.1)	[1]
Net asset value per unit	$ 129.7	[1]	$ 144.04	[1]	$ 128.39	[1]	$ 131.49	[1]
Winton/Graham Series [Member] | Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies	(5,222,639)		5,800,968		2,258,238
Contributions	3,981,000				8,100,000
Distributions	(3,968,000)		(8,907,979)		(7,563,092)
Operations attributable to non-controlling interests	(470,719)		2,644,623		3,347,600
Owners' Capital			$ 5,680,358		$ 6,142,746

[1]	Values are for both the Managing Owner and Limited Owners.

Statements Of Changes In Owners' Capital (The Frontier Fund) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sale of Units	$ 103,879,050	$ 172,670,747	$ 249,405,648
Redemption of Units	(327,022,629)	(119,428,204)	(92,780,418)
Change in control of ownership - Trading Companies		(11,390,610)
Contributions		10,239,857
Distributions	(7,871)
Operations attributable to non-controlling interests	(591)	1,157,873	1,342
Net increase/ (decrease) in Owners' Capital resulting from operations	(25,347,689)	89,722,140	(28,846,897)
Owners' Capital	637,946,543	886,446,273	743,474,470	615,694,795
Managing Owner [Member]
Sale of Units	1,710,000	3,390,000	1,815,000
Redemption of Units	(4,488,776)	(2,210,000)	(441,386)
Net increase/ (decrease) in Owners' Capital resulting from operations	(193,414)	882,512	(105,241)
Owners' Capital	6,538,575	9,510,765	7,448,253	6,179,880
Limited Owners [Member]
Sale of Units	102,169,050	169,280,747	247,590,648
Redemption of Units	(322,533,853)	(117,218,204)	(92,339,032)
Net increase/ (decrease) in Owners' Capital resulting from operations	(25,154,275)	88,839,628	(28,741,656)
Owners' Capital	631,407,968	876,927,046	736,024,875	609,514,915
Non-Controlling Interests [Member]
Change in control of ownership - Trading Companies		(11,390,610)
Contributions		10,239,857
Distributions	(7,871)
Operations attributable to non-controlling interests	(591)	1,157,873	1,342
Owners' Capital		$ 8,462	$ 1,342

Statements Of Changes In Members' Equity (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Frontier Trading Company I, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	$ 61,911,024		$ 108,297,489		$ 70,763,746		$ 104,857,900
Capital Contributed	167,775,000		93,655,000		27,700,000
Capital Distributed	(178,329,983)		(90,720,916)		(58,037,609)
Net Increase in Members' Equity Resulting From Operations	(35,831,482)		34,599,659		(3,756,545)
Frontier Trading Company II, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	17,314,000		19,679,087		16,891,641		11,811,964
Capital Contributed	9,800,000		15,900,000		31,050,000
Capital Distributed	(31,300,000)		(45,300,000)		(20,605,436)
Net Increase in Members' Equity Resulting From Operations	19,134,913		32,187,446		(5,364,887)
Frontier Trading Company III, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			6,374,320		5,501,904		9,805,858
Capital Contributed	2,064,017		250,000
Capital Distributed	(6,300,618)		(400,000)
Net Increase in Members' Equity Resulting From Operations	(2,137,719)		1,022,416		(4,303,954)
Frontier Trading Company V, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	20,858,183		12,516,646		13,820,480		5,110,183
Capital Contributed	29,400,000		7,700,000		18,100,000
Capital Distributed	(10,800,000)		(14,500,000)		(14,111,460)
Net Increase in Members' Equity Resulting From Operations	(10,259,463)		5,496,166		4,721,757
Frontier Trading Company VI LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			8,221,153		12,034,483		6,381,232
Capital Contributed			6,200,000		16,900,000
Capital Distributed	(8,770,505)		(14,500,000)		(10,092,381)
Net Increase in Members' Equity Resulting From Operations	549,352		4,486,670		(1,154,368)
Frontier Trading Company VII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	21,887,343		68,215,836		23,263,222		9,245,270
Capital Contributed	68,341,000		92,000,000		71,700,000
Capital Distributed	(178,041,000)		(87,000,000)		(86,606,099)
Net Increase in Members' Equity Resulting From Operations	63,371,507		39,952,614		28,924,051
Frontier Trading Company VIII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			790,795		584,770		836,554
Capital Contributed	896,087		1,194,774		1,849,628
Capital Distributed	(1,637,202)		(1,498,031)		(2,986,165)
Net Increase in Members' Equity Resulting From Operations	(49,680)		509,282		884,753
Frontier Trading Company IX, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	5,212,171		5,871,310		1,173,619		1,998,134
Capital Contributed	7,532,417		5,400,000		900,000
Capital Distributed	(5,312,417)		(3,100,000)		(484,146)
Net Increase in Members' Equity Resulting From Operations	(2,879,139)		2,397,691		(1,240,369)
Frontier Trading Company X, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			11,407,905	[1]	8,550,639	[1]
Capital Contributed			2,500,000	[1]	10,279,667	[1]
Capital Distributed	(7,096,697)	[1]	(58,891)	[1]	(21,250)	[1]
Net Increase in Members' Equity Resulting From Operations	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
Frontier Trading Company XI, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			26,242,246	[1]	15,972,157	[1]		[1]
Capital Contributed	124,293	[1]	14,489,668	[1]	18,060,709	[1]
Capital Distributed	(26,826,305)	[1]	(7,694,190)	[1]	(224,520)	[1]
Net Increase in Members' Equity Resulting From Operations	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
Frontier Trading Company XII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			10,956,756	[1]	10,027,253	[1]		[1]
Capital Contributed	10,123,315	[1]			12,500,000	[1]
Capital Distributed	(18,065,815)	[1]			(225,250)	[1]
Net Increase in Members' Equity Resulting From Operations	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
Frontier Trading Company XIV, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	11,920,274	[1]	24,063,501	[1]	9,220,327	[1]		[1]
Capital Contributed	59,500,000	[1]	12,600,000	[1]	9,321,648	[1]
Capital Distributed	(83,600,000)	[1]	(3,707)	[1]
Net Increase in Members' Equity Resulting From Operations	11,956,773	[1]	2,246,881	[1]	(101,321)	[1]
Frontier Trading Company XV, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	15,757,612	[1]	38,905,067	[1]	23,799,372	[1]		[1]
Capital Contributed	37,750,000	[1]	100,000	[1]	26,742,192	[1]
Capital Distributed	(59,000,000)	[1]		[1]	(2,400,000)	[1]
Net Increase in Members' Equity Resulting From Operations	(1,897,455)	[1]	15,005,695	[1]	(542,820)	[1]
Frontier Trading Company XVII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	5,881,772	[2]						[2]
Capital Contributed	6,250,000	[2]		[2]		[2]
Capital Distributed				[2]		[2]
Net Increase in Members' Equity Resulting From Operations	(368,228)	[2]
Frontier Trading Company XVIII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	7,406,279	[2]						[2]
Capital Contributed	9,700,000	[2]		[2]		[2]
Capital Distributed				[2]		[2]
Net Increase in Members' Equity Resulting From Operations	(2,293,721)	[2]
Frontier Trading Company XXI, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	5,900,158
Capital Contributed	11,500,000	[2]		[2]		[2]
Capital Distributed	(2,800,035)	[2]		[2]		[2]
Net Increase in Members' Equity Resulting From Operations	$ (2,799,807)

[1]	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
[2]	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respectively.

Statements Of Cash Flows (The Series Of The Frontier Fund - Frontier Diversified, Dynamic, And Long/Short Commodity Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Diversified Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (4,382,558)	[1]	$ 11,292,885	[1]	$ (1,306,916)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	(2,912,826)		(6,617,820)		(6,714,475)
Net change in custom time deposits	(6,680,291)		(35,501,972)		(25,376,919)
Net change in ownership allocation of credit default swaps	(80,518)
Net unrealized gain/(loss) on swap contracts	(1,315,339)		(416,156)		1,707,778
Net realized gain/(loss) on swap contracts	5,621,987
Net unrealized gain/(loss) on U.S. Treasury securities	(23,748)		(255,854)		(32,581)
(Purchases) sales of:
Sales of swap contracts	7,096,699		58,890		21,250
(Purchases) of swap contracts	(45,928)		(2,500,000)		(10,279,667)
Sales of custom time deposits	8,477,490
(Purchases) of custom time deposits			(8,262,241)		(7,974,576)
Increase and/or decrease in:
Change in control of ownership - trading companies			157,005
Investments in unconsolidated trading companies, at fair value	16,699,924		(44,134,477)		(10,805,618)
Prepaid service fees - Class 1	244,867		16,493		(424,337)
Interest receivable	(42,984)		(92,242)		(93,651)
Receivable from related parties	73,638		189,820		(279,820)
Other assets	(10,069)		(60)
Inter-series payables/receivables, at fair value			(10,962,073)		10,962,073
Incentive fees payable to Managing Owner	(931,069)		1,320,668		132,434
Management fees payable to Managing Owner	40,474		111,533		28,225
Interest payable to Managing Owner	954		40,782		12,179
Trading fees payable to Managing Owner	(41,281)		236,534		73,768
Trailing service fees payable to Managing Owner	27,974		48,296		607
Payables to related parties	(57,770)		57,770
Other liabilities	(12,755)		10,957		3,972
Net cash provided by (used in) operating activities	21,746,871		(95,201,262)		(50,346,274)
Cash Flows from Financing Activities:
Proceeds from sale of units	44,490,694		100,025,158		57,792,453
Payment for redemption of units	(65,630,504)		(8,295,195)		(169,418)
Pending owner additions	(379,830)		(838,323)		1,461,241
Owner redemptions payable	102,096		219,042
Net cash provided by (used in) financing activities	(21,417,544)		91,110,682		59,084,276
Net Increase (Decrease) in cash and cash equivalents	329,327		(4,090,580)		8,738,002
Cash and cash equivalents, beginning of year or period	4,647,422		8,738,002
Cash and cash equivalents, end of year or period	4,976,749		4,647,422		8,738,002
Frontier Dynamic Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(62,632)	[1],[2]	23,721	[1],[2]	(36,652)	[1],[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value					18,604	[2]
Net change in ownership allocation of U.S. Treasury Securities	2,810,044	[2]	5,175	[2]	(2,705,000)	[2]
Net change in custom time deposits	11,120,141	[2]	(279,244)	[2]	(8,966,996)	[2]
Net change in ownership allocation of credit default swaps	7,075	[2]
Net unrealized gain/(loss) on swap contracts	(1,317,993)	[2]	(929,519)	[2]	2,247,497	[2]
Net realized gain/(loss) on swap contracts	2,157,451	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	115,289	[2]	(62,532)	[2]	(52,757)	[2]
Net realized (gain)/loss on U.S. Treasury securities	(128,823)	[1],[2]
(Purchases) sales of:
Sales of swap contracts	10,123,315	[2]
(Purchases) of swap contracts	(13,076)	[2]			(12,274,750)	[2]
Sales of custom time deposits	4,712,701	[2]
(Purchases) of custom time deposits			(2,013,641)	[2]	(4,572,961)	[2]
Increase and/or decrease in:
Prepaid service fees - Class 1	6,542	[2]	(6,362)	[2]	(180)	[2]
Interest receivable	38,166	[2]	(146)	[2]	(38,020)	[2]
Receivable from related parties			30	[2]	(30)	[2]
Other assets	12	[2]	(12)	[2]
Inter-series payables/receivables, at fair value	(28,320,283)	[2]	644,167	[2]	27,676,116	[2]
Interest payable to Managing Owner	(10,064)	[2]	6,016	[2]	4,048	[2]
Trading fees payable to Managing Owner	(59,936)	[2]	31,345	[2]	28,591	[2]
Trailing service fees payable to Managing Owner	(726)	[2]	726	[2]
Payables to related parties	(6,585)	[2]	6,585	[2]
Other liabilities	(53)	[2]	(1,231)	[2]	1,284	[2]
Net cash provided by (used in) operating activities	1,170,565	[2]	(2,574,922)	[2]	1,328,794	[2]
Cash Flows from Financing Activities:
Proceeds from sale of units	206,700	[2]	993,636	[2]	933,569	[2]
Payment for redemption of units	(1,776,990)	[2]	(281,352)	[2]
Pending owner additions	(70,000)	[2]	70,000	[2]
Owner redemptions payable	(28,323)	[2]	28,323	[2]
Net cash provided by (used in) financing activities	(1,668,613)	[2]	810,607	[2]	933,569	[2]
Net Increase (Decrease) in cash and cash equivalents	(498,048)	[2]	(1,764,315)	[2]	2,262,363	[2]
Cash and cash equivalents, beginning of year or period	498,048	[2],[3]	2,262,363	[2]
Cash and cash equivalents, end of year or period			498,048	[2],[3]	2,262,363	[2]
Frontier Long/Short Commodity Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	10,519,098	[4]	9,002,172	[4]	23,285,650	[4]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	25,934,678		(518,490)		11,272,253
Net change in ownership allocation of U.S. Treasury Securities	(2,640,380)		1,640,941		303,949
Net change in custom time deposits	(15,719,642)		6,227,099		(280,966)
Net change in ownership allocation of credit default swaps	12,468
Net change in ownership allocation of certificates of deposit					(1,733,099)
Net unrealized gain/(loss) on swap contracts	(20,529)
Net realized gain/(loss) on swap contracts	11,411
Net unrealized gain/(loss) on U.S. Treasury securities	(24,825)		(208,016)		358,065
(Purchases) sales of:
(Purchases) of swap contracts	(78,248)
Sales of custom time deposits	11,163,129
(Purchases) of custom time deposits			(4,030,695)		(10,876,124)
Sale of certificates of deposit					10,913,236
Increase and/or decrease in:
Receivable from futures commission merchants	(47,822,021)		23,781,708		(25,290,201)
Change in control of ownership - trading companies	28,341,047		(8,718,487)
Contributions to trading companies	4,105,200		97,830		56,470,869
Distributions from trading companies	(28,282,129)				(61,271,709)
Investments in unconsolidated trading companies, at fair value	28,882,460		(31,058,824)		(1,905,624)
Prepaid service fees - Class 1	(48,614)		12,992		205,391
Interest receivable	(38,036)		21,471		2,341
Receivable from related parties	(4,071)				9,162
Other assets	(9,380)		(212)		11,333
Incentive fees payable to Managing Owner	(1,473,651)		1,322,436		239,089
Management fees payable to Managing Owner	(15,361)		155,692		122,457
Interest payable to Managing Owner	9,470		11,205		9,610
Trading fees payable to Managing Owner	38,947		29,219		12,781
Trailing service fees payable to Managing Owner	(46,766)		6,179		58,188
Payables to related parties	(8,528)		(26,996)		(214,285)
Other liabilities	(10,961)		8,000		(13,211)
Net cash provided by (used in) operating activities	12,774,766		(2,244,776)		1,689,155
Cash Flows from Financing Activities:
Proceeds from sale of units	41,710,300		21,784,520		18,982,722
Payment for redemption of units	(52,392,651)		(25,370,305)		(16,388,436)
Pending owner additions	(85,001)		125,967		(129,636)
Owner redemptions payable	(76,477)		160,970		212
Net cash provided by (used in) financing activities	(10,843,829)		(3,298,848)		2,464,862
Net Increase (Decrease) in cash and cash equivalents	1,930,937		(5,543,624)		4,154,017
Cash and cash equivalents, beginning of year or period	1,114,912		6,658,536		2,504,519
Cash and cash equivalents, end of year or period	$ 3,045,849		$ 1,114,912		$ 6,658,536

[1]	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009.
[2]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.
[3]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. The Series remains open.
[4]	The Frontier Long/Short Commodity Series' Classes 1a and 2a began trading operations on June 9, 2009.

Statements Of Cash Flows (The Series Of The Frontier Fund - Frontier Master, Balanced And Berkeley/Graham/Tiverton Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Masters Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (1,047,186)	[1]	$ 6,019,860	[1]	$ (906,943)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	(792,372)
Net change in ownership allocation of U.S. Treasury Securities	(3,683,954)		(506,120)		(2,792,319)
Net change in custom time deposits	(18,343,873)		(1,397,123)		(8,817,861)
Net change in ownership allocation of credit default swaps	(44,941)
Net unrealized gain/(loss) on swap contracts	1,607,804		(3,474,611)		1,864,032
Net realized gain/(loss) on swap contracts	(2,061,339)	[1]
Net unrealized gain/(loss) on U.S. Treasury securities	(5,038)		(192,745)		(52,370)
(Purchases) sales of:
Sales of swap contracts	26,826,316		7,694,189		224,521
(Purchases) of swap contracts	(142,819)		(14,489,668)		(18,060,709)
Sales of custom time deposits	5,505,655
(Purchases) of custom time deposits			(4,603,586)		(5,243,771)
Increase and/or decrease in:
Receivable from futures commission merchants	(5,107,749)
Investments in unconsolidated trading companies, at fair value	11,203,744		(11,021,651)		(4,900,007)
Contributions to trading companies	115,000
Distributions from trading companies	(28,854)
Inter-series payables/receivables, at fair value			(18,184,135)		18,184,135
Prepaid service fees - Class 1	154,010		(37,436)		(167,524)
Interest receivable	(51,616)		(8,877)		(39,485)
Receivable from related parties			179,715		(179,715)
Other assets	(6,147)		(15)
Incentive fees payable to Managing Owner	(229,686)		229,686
Management fees payable to Managing Owner	9,010		78,602		29,929
Interest payable to Managing Owner	10,074		7,240		6,094
Trading fees payable to Managing Owner	(26,563)		90,865		40,976
Trailing service fees payable to Managing Owner	20,017		20,581		1,313
Payables to related parties	(113,855)		113,911
Other liabilities	(5,421)		4,341		1,936
Net cash provided by (used in) operating activities	13,760,217		(39,476,977)		(20,807,768)
Cash Flows from Financing Activities:
Proceeds from sale of units	12,197,503		43,068,005		24,199,026
Payment for redemption of units	(24,628,784)		(6,099,322)		(4,896)
Pending owner additions	(123,284)		(2,036,469)		2,182,469
Owner redemptions payable	(178,226)		183,222
Net cash provided by (used in) financing activities	(12,732,791)		35,115,436		26,376,599
Net Increase (Decrease) in cash and cash equivalents	1,027,426		(4,361,541)		5,568,831
Cash and cash equivalents, beginning of year or period	1,207,290		5,568,831
Cash and cash equivalents, end of year or period	2,234,716		1,207,290		5,568,831
Balanced Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(18,408,475)	[2]	56,185,723	[2]	(19,589,333)	[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	16,312,122		(15,156,564)		12,215,881
Net change in ownership allocation of U.S. Treasury Securities	(1,931,274)		2,431,689		7,002,882
Net change in custom time deposits	(7,080,628)		6,455,088		11,599,532
Net change in ownership allocation of credit default swaps	34,673
Net change in ownership allocation of certificates of deposit					5,605,836
Net change in ownership allocation of total return swaps	2,955,994
Net unrealized gain/(loss) on swap contracts	19,161,366		(8,790,927)		12,051,821
Net realized gain/(loss) on swap contracts	(4,529,039)	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	16,555		(595,392)		2,354,829
(Purchases) sales of:
Sales of swap contracts	27,897,084
(Purchases) of swap contracts	(19,527,925)
Sales of custom time deposits	28,695,160
(Purchases) of custom time deposits			(16,960,383)		(27,740,904)
Sale of certificates of deposit					34,060,541
Increase and/or decrease in:
Receivable from futures commission merchants	10,662,500		(14,237,495)		(34,145,915)
Change in control of ownership - trading companies	17,035,844		(10,641,521)		350,058
Investments in unconsolidated trading companies, at fair value	23,816,569		(26,562,849)		(10,836,114)
Contributions to trading companies	136,058,408		47,689,690		22,053,200
Distributions from trading companies	(157,826,198)		(24,463,479)		(12,642,418)
Inter-series payables/receivables, at fair value			27,952,024		(54,409,622)
Prepaid service fees - Class 1	41,137,058		487,872		305,556
Interest receivable	(31,251)		31,827		100,228
Receivable from related parties			296,789		(83,234)
Other assets	(29,414)		(18,859)		55,234
Incentive fees payable to Managing Owner	(1,493,745)		1,382,180		(550,987)
Management fees payable to Managing Owner	127,380		(94,591)		192,338
Interest payable to Managing Owner	248,821		74,328		11,503
Trading fees payable to Managing Owner	105,311		(32,230)		81,998
Trailing service fees payable to Managing Owner	239,055		110,726		25,270
Payables to related parties	(65,107)		(202,485)		255,549
Other liabilities	5,308		(2,560)		(133,953)
Net cash provided by (used in) operating activities	113,586,152		25,338,601		(51,810,224)
Cash Flows from Financing Activities:
Proceeds from sale of units	2,762,993		4,186,954		108,364,108
Payment for redemption of units	(111,984,294)		(45,997,154)		(45,880,314)
Pending owner additions	45,208				(1,966,385)
Owner redemptions payable	(27,871)		(555,035)		379,944
Net cash provided by (used in) financing activities	(109,203,964)		(42,365,235)		60,897,353
Net Increase (Decrease) in cash and cash equivalents	4,382,188		(17,026,634)		9,087,129
Cash and cash equivalents, beginning of year or period	5,375,950		22,402,584		13,315,455
Cash and cash equivalents, end of year or period	9,758,138		5,375,950		22,402,584
Berkeley/Graham/Tiverton Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(9,268,132)	[3],[4]	5,805,146	[3],[4]	(5,487,584)	[3],[4]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	2,680,199	[4]	2,633,748	[4]	744,334	[4]
Net change in custom time deposits	6,356,295	[4]	11,105,118	[4]	1,922,789	[4]
Net change in ownership allocation of credit default swaps	33,510	[4]
Net change in ownership allocation of certificates of deposit					(1,786,344)	[4]
Net unrealized gain/(loss) on swap contracts	(2,447)	[4]
Net realized gain/(loss) on swap contracts	6,252	[3],[4]
Net unrealized gain/(loss) on U.S. Treasury securities	(2,768)	[4]	(144,737)	[4]	467,310	[4]
Net realized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	135,775	[4]
Net unrealized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	2,238,082	[4]	(157,099)	[4]
(Purchases) sales of:
(Purchases) of swap contracts	(71,712)	[4]
Sales of custom time deposits	13,639,642	[4]
(Purchases) of custom time deposits			(3,849,159)	[4]	(13,330,504)	[4]
Sale of certificates of deposit					12,854,431	[4]
Sale of Berkeley Quantitative Colorado Fund LLC	1,512,397	[4]
Purchase of Berkeley Quantitative Colorado Fund, LLC			(10,000,000)	[4]
Increase and/or decrease in:
Receivable from futures commission merchants					5,110,183	[4]
Change in control of ownership - trading companies			(14,996,045)	[4]	(4,388,979)	[4]
Investments in unconsolidated trading companies, at fair value	4,431,824	[4]	2,982,381	[4]	(1,193,609)	[4]
Contributions to trading companies			16,000,000	[4]	4,418,397	[4]
Distributions from trading companies			(2,896,500)	[4]	(820,772)	[4]
Prepaid service fees - Class 1	16	[4]	64,993	[4]	115,630	[4]
Interest receivable	35,778	[4]	36,182	[4]	8,562	[4]
Receivable from related parties			200	[4]	(200)	[4]
Other assets	(7,777)	[4]	(136)	[4]
Incentive fees payable to Managing Owner	(270,557)	[4]	270,557	[4]	(488,067)	[4]
Management fees payable to Managing Owner	(51,055)	[4]	58,444	[4]	68,346	[4]
Interest payable to Managing Owner	(51,479)	[4]	61,387	[4]	41,497	[4]
Trading fees payable to Managing Owner	(4,502)	[4]	12,630	[4]	11,750	[4]
Trailing service fees payable to Managing Owner	(61,291)	[4]	62,266	[4]	62,406	[4]
Payables to related parties	(9,786)	[4]	(235,882)	[4]	218,818	[4]
Other liabilities	420	[4]	473	[4]	(13,570)	[4]
Net cash provided by (used in) operating activities	21,268,684	[4]	6,813,967	[4]	(1,465,176)	[4]
Cash Flows from Financing Activities:
Proceeds from sale of units	73,374	[4]	124,546	[4]	14,949,919	[4]
Payment for redemption of units	(21,420,598)	[4]	(13,170,179)	[4]	(9,201,430)	[4]
Pending owner additions	3,396	[4]			(136,277)	[4]
Owner redemptions payable	86,371	[4]	96,181	[4]
Net cash provided by (used in) financing activities	(21,257,457)	[4]	(12,949,452)	[4]	5,612,212	[4]
Net Increase (Decrease) in cash and cash equivalents	11,227	[4]	(6,135,485)	[4]	4,147,036	[4]
Cash and cash equivalents, beginning of year or period	1,341,151	[4]	7,476,636	[4]	3,329,600	[4]
Cash and cash equivalents, end of year or period	$ 1,352,378	[4]	$ 1,341,151	[4]	$ 7,476,636	[4]

[1]	The Frontier Masters Series began trading operations on June 9, 2009.
[2]	The Balanced Series Class 3a began trading operations on June 4, 2009.
[3]	Formerly known as the Campbell/Graham/Tiverton Series.
[4]	Formerly the Campbell/Graham/Tiverton Series.

Statements Of Cash Flows (The Series Of The Frontier Fund - Currency, Long Only And Managed Futures Index Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Currency Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (620,937)		$ 169,751		$ (2,572,376)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	27,098		(7,634)		(6,654)
Net change in ownership allocation of U.S. Treasury Securities	1,679,073		556,890		832,583
Net change in custom time deposits	6,056,239		2,239,528		2,983,995
Net change in ownership allocation of credit default swaps	15,835
Net change in ownership allocation of certificates of deposit					121,328
Net unrealized gain/(loss) on swap contracts	(6,327,629)		(675,809)		4,129,162
Net realized gain/(loss) on swap contracts	8,302,467
Net unrealized gain/(loss) on U.S. Treasury securities	4,083		(52,062)		165,246
Net increase from payments by managing owner	(390,589)
(Purchases) sales of:
Sales of swap contracts	5,043,086
(Purchases) of swap contracts	(23,489)
Sales of custom time deposits	3,836,498
(Purchases) of custom time deposits			(1,188,104)		(3,748,697)
Sale of certificates of deposit					3,503,196
Increase and/or decrease in:
Receivable from futures commission merchants	678,208		(188,725)		181,444
Investments in unconsolidated trading companies, at fair value	(2,352,121)
Prepaid service fees - Class 1			2,852		31,122
Interest receivable	22,914		7,474		11,147
Receivable from related parties					444
Other assets	(469)		(28)		12,627
Inter-series payables/receivables, at fair value	(13,770,271)		550,017		(2,412,702)
Management fees payable to Managing Owner	(13,860)		5,323		6,277
Interest payable to Managing Owner	(18,698)		10,108		9,563
Trading fees payable to Managing Owner	(5,682)		2,839		3,531
Trailing service fees payable to Managing Owner	(4,988)		(2,356)		12,394
Payables to related parties	(5,246)		(4,706)		7,477
Other liabilities	(9)		(312)		436
Net cash provided by (used in) operating activities	2,131,513		1,425,046		3,271,543
Cash Flows from Financing Activities:
Proceeds from sale of units	58,429		65,957		652,368
Payment for redemption of units	(2,257,535)		(3,304,436)		(2,718,649)
Pending owner additions	4,509				(10,000)
Redemptions payable	(29,526)		45,220
Net cash provided by (used in) financing activities	(2,224,123)		(3,193,259)		(2,076,281)
Net Increase (Decrease) in cash and cash equivalents	(92,610)		(1,768,213)		1,195,262
Cash and cash equivalents, beginning of year or period	275,485		2,043,698		848,436
Cash and cash equivalents, end of year or period	182,875		275,485		2,043,698
Long Only Commodity Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(79,119)	[1],[2]	467,081	[1],[2]	793,182	[1],[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	486,861	[2]	98,238	[2]	(47,468)	[2]
Net change in custom time deposits	2,113,208	[2]	342,083	[2]	(385,575)	[2]
Net change in ownership allocation of credit default swaps	323,021	[2]
Net change in ownership allocation of certificates of deposit					125,139	[2]
Net realized gain/(loss) on swap contracts	50,501	[2]	(509,662)	[2]	(883,900)	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	48,272	[2]	(12,440)	[2]	24,171	[2]
Net realized (gain)/loss on U.S. Treasury securities	(49,592)	[1],[2]
(Purchases) sales of:
Sales of swap contracts	1,313,361	[2]	1,498,091	[2]	2,985,691	[2]
(Purchases) of swap contracts	(896,087)	[2]	(1,194,834)	[2]	(1,849,628)	[2]
Sales of custom time deposits	635,752	[2]
(Purchases) of custom time deposits			(266,848)	[2]	(618,522)	[2]
Sale of certificates of deposit					440,409	[2]
Increase and/or decrease in:
Prepaid service fees - Class 1			1,065	[2]	10,370	[2]
Interest receivable	6,627	[2]	1,303	[2]	(745)	[2]
Receivable from related parties	(70)	[2]			63,133	[2]
Other assets	(26)	[2]	(61)	[2]	95	[2]
Management fees payable to Managing Owner	(4,532)	[2]	(257)	[2]	724	[2]
Interest payable to Managing Owner	(1,308)	[2]	(153)	[2]	420	[2]
Trading fees payable to Managing Owner	(1,115)	[2]	(154)	[2]	239	[2]
Trailing service fees payable to Managing Owner	(4,927)	[2]	298	[2]	1,358	[2]
Payables to related parties	9,225	[2]	(62)	[2]	152	[2]
Other liabilities	(8)	[2]	(188)	[2]	(84)	[2]
Net cash provided by (used in) operating activities	3,950,044	[2]	423,500	[2]	659,161	[2]
Cash Flows from Financing Activities:
Proceeds from sale of units	1,636,562	[2]	935	[2]	496,147	[2]
Payment for redemption of units	(5,750,674)	[2]	(941,110)	[2]	(665,477)	[2]
Redemptions payable	1,441,899	[2]
Net cash provided by (used in) financing activities	(2,672,213)	[2]	(940,175)	[2]	(169,330)	[2]
Net Increase (Decrease) in cash and cash equivalents	1,277,831	[2]	(516,675)	[2]	489,831	[2]
Cash and cash equivalents, beginning of year or period	175,096	[2],[3]	691,771	[2]	201,940	[2]
Cash and cash equivalents, end of year or period	1,452,927	[2],[3]	175,096	[2],[3]	691,771	[2]
Managed Futures Index Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(358,277)	[1],[2]	304,074	[1],[2]	(562,279)	[1],[2]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in ownership allocation of U.S. Treasury Securities	597,912	[2]	(122,708)	[2]	(65,671)	[2]
Net change in custom time deposits	2,648,080	[2]	(906,594)	[2]	(205,014)	[2]
Net change in ownership allocation of credit default swaps	2,842	[2]
Net change in ownership allocation of certificates of deposit					(37,925)	[2]
Net realized gain/(loss) on swap contracts	969	[2]
Net unrealized gain/(loss) on U.S. Treasury securities	6,967	[2]	4,201	[2]	22,461	[2]
Net realized (gain)/loss on U.S. Treasury securities	(7,179)	[1],[2]
(Purchases) sales of:
(Purchases) of swap contracts	(3,811)	[2]
Sales of custom time deposits	735,886	[2]
(Purchases) of custom time deposits			(108,662)	[2]	(715,160)	[2]
Sale of certificates of deposit					488,020	[2]
Increase and/or decrease in:
Investments in unconsolidated trading companies, at fair value	992,837	[2]	(429,423)	[2]	110,557	[2]
Prepaid service fees - Class 1			3,350	[2]	5,498	[2]
Interest receivable	8,157	[2]	(1,513)	[2]	(926)	[2]
Receivable from related parties	1,368	[2]	(1,342)	[2]	(98)	[2]
Other assets	(180)	[2]	(3)	[2]	1,220	[2]
Management fees payable to Managing Owner	(6,641)	[2]	3,684	[2]	2,003	[2]
Interest payable to Managing Owner	(1,079)	[2]	807	[2]	87	[2]
Trading fees payable to Managing Owner	(687)	[2]	518	[2]	360	[2]
Trailing service fees payable to Managing Owner	(1,894)	[2]	255	[2]	486	[2]
Payables to related parties	9,534	[2]	(14,235)	[2]	13,889	[2]
Other liabilities	19	[2]	(177)	[2]	361	[2]
Net cash provided by (used in) operating activities	4,624,823	[2]	(1,267,768)	[2]	(942,131)	[2]
Cash Flows from Financing Activities:
Proceeds from sale of units	375,118	[2]	2,000,000	[2]	1,979,837	[2]
Payment for redemption of units	(5,177,304)	[2]	(916,820)	[2]	(1,047,400)	[2]
Pending owner additions	(1,440)	[2]	1,440	[2]	(30,000)	[2]
Redemptions payable	1,224,569	[2]	794	[2]
Net cash provided by (used in) financing activities	(3,579,057)	[2]	1,085,414	[2]	902,437	[2]
Net Increase (Decrease) in cash and cash equivalents	1,045,766	[2]	(182,354)	[2]	(39,694)	[2]
Cash and cash equivalents, beginning of year or period	196,091	[2],[3]	378,445	[2]	418,139	[2]
Cash and cash equivalents, end of year or period	$ 1,241,857	[2],[3]	$ 196,091	[2],[3]	$ 378,445	[2]

[1]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units.
[2]	The Long Only Commodity Series and Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[3]	The Long/Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Net asset value per unit represents the liquidation value. Both Series remain open.

Statements Of Cash Flows (The Series Of The Frontier Fund - Winton And Winston/Graham Series) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Winton Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ 2,726,633	$ 8,504,901	$ (10,752,172)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value			2,158,369
Net change in ownership allocation of U.S. Treasury Securities	196,565	(42,915)	3,663,697
Net change in custom time deposits	(2,508,040)	(2,803,095)	4,403,764
Net change in ownership allocation of credit default swaps	18,791
Net change in ownership allocation of certificates of deposit			(1,780,051)
Net unrealized gain/(loss) on swap contracts	(7,291)
Net realized gain/(loss) on swap contracts	9,969
Net unrealized gain/(loss) on U.S. Treasury securities	2,017	(163,733)	434,210
(Purchases) sales of:
(Purchases) of swap contracts	(83,357)
Sales of custom time deposits	12,335,669		8,577,280
(Purchases) of custom time deposits		(3,981,330)	(12,043,170)
Sale of certificates of deposit			14,073,176
Increase and/or decrease in:
Receivable from futures commission merchants			9,653,595
Change in control of ownership of trading companies			(13,830,805)
Contributions to trading companies			15,598,979
Distributions from trading companies			(2,389,350)
Investments in unconsolidated trading companies, at fair value	1,490,991	187,005	(6,409,912)
Prepaid service fees - Class 1			89,142
Interest receivable	1,337	(1,003)	47,584
Receivable from related parties			64,844
Other assets	(6,773)	(117)
Incentive fees payable to Managing Owner	(467,341)	467,341
Management fees payable to Managing Owner	(32,116)	59,416	45,414
Interest payable to Managing Owner	(17,776)	50,929	39,027
Trading fees payable to Managing Owner	6,057	11,974	8,809
Trailing service fees payable to Managing Owner	(21,041)	24,219	57,290
Payables to related parties	(25,066)	(147,171)	146,959
Other liabilities	719	(132)	(35,068)
Net cash provided by (used in) operating activities	13,619,947	2,166,289	11,821,611
Cash Flows from Financing Activities:
Proceeds from sale of units	256,132	277,520	487,976
Payment for redemption of units	(13,654,078)	(6,465,163)	(9,427,644)
Pending owner additions	18,811
Owner redemptions payable	1,836	8,782
Net cash provided by (used in) financing activities	(13,377,299)	(6,178,861)	(8,939,668)
Net Increase (Decrease) in cash and cash equivalents	242,648	(4,012,572)	2,881,943
Cash and cash equivalents, beginning of year or period	1,808,624	5,821,196	2,939,253
Cash and cash equivalents, end of year or period	2,051,272	1,808,624	5,821,196
Winton/Graham Series [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	(4,969,498)	7,907,840	552,475
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	1,427,138	(616,949)	(810,189)
Net change in ownership allocation of U.S. Treasury Securities	3,201,951	478,631	287,793
Net change in custom time deposits	8,934,476	1,250,739	(1,954,820)
Net change in ownership allocation of credit default swaps	26,895
Net change in ownership allocation of certificates of deposit			(391,105)
Net unrealized gain/(loss) on swap contracts	944
Net realized gain/(loss) on swap contracts	5,791
Net unrealized gain/(loss) on U.S. Treasury securities	3,545	(159,470)	367,408
(Purchases) sales of:
(Purchases) of swap contracts	(64,011)
Sales of custom time deposits	13,486,442		5,320,983
(Purchases) of custom time deposits		(4,735,352)	(13,135,610)
Sale of certificates of deposit			8,666,991
Increase and/or decrease in:
Receivable from futures commission merchants	11,090,076	1,920,174	(13,010,250)
Change in control of ownership of trading companies	(5,222,639)		2,258,238
Contributions to trading companies	3,981,000	5,800,968	8,100,000
Distributions from trading companies	(3,968,000)	(8,907,979)	(7,563,092)
Investments in unconsolidated trading companies, at fair value	(5,090,173)	(125,872)	461,573
Prepaid service fees - Class 1		105,448	260,260
Interest receivable	43,075	6,068	2,921
Receivable from related parties		470	19,530
Other assets	(6,409)	(111)
Incentive fees payable to Managing Owner	(623,629)	623,629	(76,168)
Management fees payable to Managing Owner	(67,825)	88,752	67,364
Interest payable to Managing Owner	(45,025)	43,126	39,066
Trading fees payable to Managing Owner	(4,700)	12,047	9,876
Trailing service fees payable to Managing Owner	(46,557)	50,986	47,078
Payables to related parties	(11,953)	8,509	(1,324)
Other liabilities	1,242	98	(7,278)
Net cash provided by (used in) operating activities	22,082,156	3,751,752	(10,488,280)
Cash Flows from Financing Activities:
Proceeds from sale of units	111,245	143,516	20,567,523
Payment for redemption of units	(22,349,216)	(8,587,168)	(7,276,754)
Pending owner additions	5,763		(710,128)
Owner redemptions payable	(46,387)	61,838
Net cash provided by (used in) financing activities	(22,278,595)	(8,381,814)	12,580,641
Net Increase (Decrease) in cash and cash equivalents	(196,439)	(4,630,062)	2,092,361
Cash and cash equivalents, beginning of year or period	1,352,481	5,982,543	3,890,182
Cash and cash equivalents, end of year or period	$ 1,156,042	$ 1,352,481	$ 5,982,543

Statements Of Cash Flows (The Frontier Fund) (The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The Frontier Fund [Member]
Cash Flows from Operating Activities:
Net increase/(decrease) in capital resulting from operations	$ (25,348,280)	$ 90,880,013	$ (28,845,555)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net change in open trade equity, at fair value	28,511,425	(6,846,087)	24,190,631
Net unrealized gain/(loss) on swap contracts	11,724,468	(14,287,024)	22,000,291
Net realized gain/(loss) on swap contracts	9,630,838	(509,662)	(883,900)
Net unrealized gain/(loss) on U.S. Treasury securities	624,520	(1,842,780)	4,056,172
Net realized (gain)/loss on U.S. Treasury securities	(185,594)	555,749	475,991
Net increase in payments from Managing Owner	(390,589)
Net realized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	135,775
Net unrealized (gain)/loss on investment in Berkeley Quantitative Colorado Fund, LLC	2,238,083	(157,099)
(Purchases) sales of:
Sales of swap contracts	66,705,656	9,250,733	3,231,840
(Purchases) of swap contracts	(7,004,112)	(18,184,063)	(42,465,133)
(Purchases) of U.S. Treasury securities, at fair value		(63,268,374)
Sales of custom time deposits	90,119,989
(Purchases) of custom time deposits			(111,179,807)
Sale of certificates of deposit			85,123,779
Sale of Berkeley Quantitative Colorado Fund LLC	1,512,397
Purchase of Berkeley Quantitative Colorado Fund, LLC		(10,000,000)
Increase and/or decrease in:
Receivable from futures commission merchants	57,688,055	(93,266,222)	(73,735,646)
Change in control of ownership - trading companies		(11,390,610)
Contributions to trading companies		10,239,857
Distributions from trading companies	(7,871)
Prepaid service fees	356,824	651,267	430,928
Interest receivable	(7,833)	544	(546)
Receivable from related parties		4,915	41,251
Other assets	(76,633)	(19,614)	80,509
Incentive fees payable to Managing Owner	(5,489,678)	5,616,497	(743,699)
Management fees payable to Managing Owner	(14,526)	466,598	563,077
Interest payable to Managing Owner	123,890	305,775	173,094
Trading fees payable to Managing Owner	5,849	395,587	272,679
Trailing service fees payable to Managing Owner	98,856	322,176	266,390
Payables to related parties	(214,272)	216,005
Other liabilities	(21,498)	19,269	(195,355)
Net cash provided by (used in) operating activities	230,715,739	(100,846,550)	(117,332,813)
Cash Flows from Financing Activities:
Proceeds from sale of units	103,879,050	172,670,747	249,405,648
Payment for redemption of units	(327,022,629)	(119,428,204)	(92,780,418)
Pending owner additions	(581,868)	(2,677,385)	661,284
Redemptions payable	2,469,961	249,337	380,156
Net cash provided by (used in) financing activities	(221,255,486)	50,814,495	157,666,670
Net Increase (Decrease) in cash and cash equivalents	9,460,253	(50,032,055)	40,333,857
Cash and cash equivalents, beginning of year or period	17,992,550	68,024,605	27,690,748
Cash and cash equivalents, end of year or period	$ 27,452,803	$ 17,992,550	$ 68,024,605

Statements Of Cash Flows (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Frontier Trading Company I, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	$ (35,831,482)		$ 34,599,659		$ (3,756,545)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	6,837,409		(4,596,691)		20,744,056
Net realized gain/(loss) on swap contracts	(6,689,123)
Net unrealized (gain)loss on option/swap contracts	18,832,300		(8,790,927)		12,051,821
(Purchases) of swap contracts
Sales of swap contracts	19,961,528
Net cash provided by (used in) operating activities	10,554,983		(2,934,084)		30,337,609
Cash Flows from Financing Activities:
Capital Contributed	167,775,000		93,655,000		27,700,000
Capital Distributed	(178,329,983)		(90,720,916)		(58,037,609)
Net cash provided by (used in) financing activities	(10,554,983)		2,934,084		(30,337,609)
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	7,444,351		(24,146,125)		1,298,277
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company II, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	19,134,913		32,187,446		(5,364,887)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	2,325,050		(5,830,482)		1,630,866
(Purchases) of swap contracts
Net cash provided by (used in) operating activities	21,500,000		29,400,000		(10,444,564)
Cash Flows from Financing Activities:
Capital Contributed	9,800,000		15,900,000		31,050,000
Capital Distributed	(31,300,000)		(45,300,000)		(20,605,436)
Net cash provided by (used in) financing activities	(21,500,000)		(29,400,000)		10,444,564
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	40,037		3,043,036		(6,710,543)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company III, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,137,720)		1,022,416		(4,303,954)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	27,098		(7,634)		(6,654)
Net realized gain/(loss) on swap contracts	8,301,000
Net unrealized (gain)loss on option/swap contracts	(6,331,232)		(675,809)		4,129,162
(Purchases) of swap contracts
Sales of swap contracts	3,699,000
Net cash provided by (used in) operating activities	4,236,600		150,000
Cash Flows from Financing Activities:
Capital Contributed	2,064,017		250,000
Capital Distributed	(6,300,618)		(400,000)
Net cash provided by (used in) financing activities	(4,236,000)		(150,000)
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	678,454		(188,973)		181,446
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company V, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	10,259,463		5,496,166		4,721,757
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	(11,119)		(616,949)		(921,715)
Net realized gain/(loss) on swap contracts
(Purchases) of swap contracts
Sales of swap contracts
Net cash provided by (used in) operating activities	18,600,000		6,800,000		(3,988,540)
Cash Flows from Financing Activities:
Capital Contributed	29,400,000		7,700,000		18,100,000
Capital Distributed	(10,800,000)		(14,500,000)		(14,111,460)
Net cash provided by (used in) financing activities	18,600,000		(6,800,000)		3,988,540
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	(8,329,418)		1,920,783		(7,788,582)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company VI LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	549,352		4,486,670		(1,154,368)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	537,670		(1,304,905)		877,115
Net realized gain/(loss) on swap contracts
(Purchases) of swap contracts
Sales of swap contracts
Net cash provided by (used in) operating activities	8,770,505		8,300,000		(6,807,619)
Cash Flows from Financing Activities:
Capital Contributed			6,200,000		16,900,000
Capital Distributed	(8,770,505)		(14,500,000)		(10,092,381)
Net cash provided by (used in) financing activities	(8,770,505)		(8,300,000)		6,807,619
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	7,683,483		5,118,235		(6,530,366)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company VII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	63,371,507		39,952,614		28,924,051
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	10,326,801		15,089,387		11,272,253
Net realized gain/(loss) on swap contracts
(Purchases) of swap contracts
Sales of swap contracts
Net cash provided by (used in) operating activities	109,701,000		(5,000,000)		14,906,099
Cash Flows from Financing Activities:
Capital Contributed	68,341,000		92,000,000		71,700,000
Capital Distributed	(178,041,000)		(87,000,000)		(86,606,099)
Net cash provided by (used in) financing activities	109,700,000		5,000,000		(14,906,099)
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	36,001,692		(60,042,001)		(25,290,205)
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company VIII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(49,680)		509,282		884,753
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	49,660		(509,662)		(883,900)
(Purchases) of swap contracts			(1,194,395)		(1,850,007)
Sales of swap contracts	741,135		1,498,032		2,985,691
Net cash provided by (used in) operating activities	741,115		303,257		1,136,537
Cash Flows from Financing Activities:
Capital Contributed	896,087		1,194,774		1,849,628
Capital Distributed	(1,637,202)		(1,498,031)		(2,986,165)
Net cash provided by (used in) financing activities	(741,115)		(303,257)		(1,136,537)
Net Increase (Decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company IX, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,879,139)		2,397,691		(1,240,369)
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	1,086,281		(1,492,816)		165,185
Net cash provided by (used in) operating activities	(2,220,000)		(2,300,000)		(415,854)
Cash Flows from Financing Activities:
Capital Contributed	7,532,417		5,400,000		900,000
Capital Distributed	(5,312,417)		(3,100,000)		(484,146)
Net cash provided by (used in) financing activities	2,220,000		2,300,000		415,854
Net Increase (Decrease) in cash and cash equivalents
Decrease (increase) in receivable from commodities future merchant	(427,142)		(3,204,875)		659,330
Cash and cash equivalents, beginning of year or period
Cash and cash equivalents, end of year or period
Frontier Trading Company X, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	5,602,827	[1],[2]
Net unrealized (gain)loss on option/swap contracts	(1,291,619)	[1]	(416,157)	[1]	1,707,778	[1]
(Purchases) of swap contracts			(2,500,000)	[1]	(10,279,667)	[1]
Sales of swap contracts	7,096,697	[1]	58,891	[1]	21,250	[1]
Net cash provided by (used in) operating activities	7,096,697	[1]	(2,441,109)	[1]	(10,258,417)	[1]
Cash Flows from Financing Activities:
Capital Contributed			2,500,000	[1]	10,279,667	[1]
Capital Distributed	(7,096,697)	[1]	(58,891)	[1]	(21,250)	[1]
Net cash provided by (used in) financing activities	(7,096,697)	[1]	2,441,109	[1]	10,258,417	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XI, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	(2,070,346)	[1],[2]
Net unrealized (gain)loss on option/swap contracts	1,610,580	[1]	(3,474,611)	[1]	1,864,032	[1]
(Purchases) of swap contracts			(14,489,668)	[1]	(18,060,709)	[1]
Sales of swap contracts	26,702,011	[1]	7,694,190	[1]	224,520	[1]
Net cash provided by (used in) operating activities	26,702,011	[1]	(6,795,478)	[1]	(17,836,189)	[1]
Cash Flows from Financing Activities:
Capital Contributed	124,293	[1]	14,489,668	[1]	18,060,709	[1]
Capital Distributed	(26,826,305)	[1]	(7,694,190)	[1]	(224,520)	[1]
Net cash provided by (used in) financing activities	(26,702,011)	[1]	6,795,478	[1]	17,836,189	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Net realized gain/(loss) on swap contracts	4,332,249	[1],[2]
Net unrealized (gain)loss on option/swap contracts	(1,317,993)	[1]	(929,503)	[1]	2,247,497	[1]
(Purchases) of swap contracts					(12,274,750)	[1]
Sales of swap contracts	7,942,500	[1]
Net cash provided by (used in) operating activities	7,942,500	[1]			(12,274,750)	[1]
Cash Flows from Financing Activities:
Capital Contributed	10,123,315	[1]			12,500,000	[1]
Capital Distributed	(18,065,815)	[1]			(225,250)	[1]
Net cash provided by (used in) financing activities	(7,942,500)	[1]			12,274,750	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XIV, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	11,956,773	[1]	2,246,881	[1]	(100,321)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	562,794	[1]	(323,845)	[1]
Increase (decrease) in CTA fees payable			(2,498,825)	[1]	2,498,825	[1]
Net cash provided by (used in) operating activities	24,100,000	[1]	(12,596,293)	[1]	(9,321,648)	[1]
Cash Flows from Financing Activities:
Capital Contributed	59,500,000	[1]	12,600,000	[1]	9,321,648	[1]
Capital Distributed	(83,600,000)	[1]	(3,707)	[1]
Net cash provided by (used in) financing activities	(24,100,000)	[1]	12,596,293	[1]	9,321,648	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Decrease (increase) in receivable from commodities future merchant	11,580,433	[1]	(12,020,504)	[1]	(11,720,152)	[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XV, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(1,897,455)	[1]	15,005,695	[1]	(542,820)	[1]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	8,208,003	[1]	(5,958,542)	[1]	(11,374,083)	[1]
Sales of swap contracts		[1]		[1]		[1]
Net cash provided by (used in) operating activities	21,250,000	[1]	(100,000)	[1]	(24,342,192)	[1]
Cash Flows from Financing Activities:
Capital Contributed	37,750,000	[1]	100,000	[1]	26,742,192	[1]
Capital Distributed	(59,000,000)	[1]		[1]	(2,400,000)	[1]
Net cash provided by (used in) financing activities	(21,250,000)	[1]	100,000	[1]	24,342,192	[1]
Net Increase (Decrease) in cash and cash equivalents		[1]		[1]		[1]
Decrease (increase) in receivable from commodities future merchant	14,939,452	[1]	(9,147,153)	[1]	(12,425,289)	[1]
Cash and cash equivalents, beginning of year or period		[1]		[1]
Cash and cash equivalents, end of year or period		[1]		[1]		[1]
Frontier Trading Company XVII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(368,228)	[3]		[3]		[3]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value				[3]		[3]
Net realized gain/(loss) on swap contracts				[4]		[4]
Net unrealized (gain)loss on option/swap contracts	368,228	[3]		[3]		[3]
(Purchases) of swap contracts	(6,250,000)	[3]		[3]		[3]
Sales of swap contracts		[3]		[3]		[3]
Net cash provided by (used in) operating activities	(6,250,000)	[3]		[3]		[3]
Cash Flows from Financing Activities:
Capital Contributed	6,250,000	[3]		[3]		[3]
Capital Distributed				[3]		[3]
Net cash provided by (used in) financing activities	6,250,000	[3]		[3]		[3]
Net Increase (Decrease) in cash and cash equivalents		[3]		[3]		[3]
Decrease (increase) in receivable from commodities future merchant				[3]		[3]
Cash and cash equivalents, beginning of year or period		[3]		[3]
Cash and cash equivalents, end of year or period		[3]		[3]		[3]
Frontier Trading Company XVIII, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,293,721)	[3]		[3]		[3]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	(596,193)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts				[4]		[4]
Net unrealized (gain)loss on option/swap contracts				[3]		[3]
(Purchases) of swap contracts				[3]		[3]
Sales of swap contracts		[3]		[3]		[3]
Net cash provided by (used in) operating activities	(9,700,000)	[3]		[3]		[3]
Cash Flows from Financing Activities:
Capital Contributed	9,700,000	[3]		[3]		[3]
Capital Distributed				[3]		[3]
Net cash provided by (used in) financing activities	9,700,000	[3]		[3]		[3]
Net Increase (Decrease) in cash and cash equivalents		[3]		[3]		[3]
Decrease (increase) in receivable from commodities future merchant	(6,810,086)	[3]		[3]		[3]
Cash and cash equivalents, beginning of year or period		[3]		[3]
Cash and cash equivalents, end of year or period		[3]		[3]		[3]
Frontier Trading Company XXI, LLC [Member]
Cash Flows from Operating Activities:
Net increase (decrease) in members' equity resulting from operations	(2,799,807)	[3]		[3]		[3]
Adjustments to reconcile net increase/(decrease) in capital resulting from operations to net cash provided by (used in) operating activities:
Decrease (increase) in open trade equity, at fair value	(792,372)	[3]		[3]		[3]
Net realized gain/(loss) on swap contracts		[4]		[4]		[4]
Net unrealized gain/(loss) on swap contracts		[3]		[3]		[3]
Net cash provided by (used in) operating activities	(8,699,965)	[3]		[3]		[3]
Cash Flows from Financing Activities:
Capital Contributed	11,500,000	[3]		[3]		[3]
Capital Distributed	(2,800,035)	[3]		[3]		[3]
Net cash provided by (used in) financing activities	8,699,965	[3]		[3]		[3]
Net Increase (Decrease) in cash and cash equivalents		[3]		[3]		[3]
Decrease (increase) in receivable from commodities future merchant	(5,107,786)	[3]		[3]		[3]
Cash and cash equivalents, beginning of year or period		[3]		[3]
Cash and cash equivalents, end of year or period		[3]		[3]		[3]

[1]	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
[2]	Trading Companies X, XI, XII, XIV and XV commenced operations in June 2009.
[3]	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respectively.
[4]	Trading Companies XVII, XVIII and XXI commenced operations in July, October and March 2011, respectively.

Organization	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Organization And Purpose

1. Organization and Purpose

The Frontier Fund, which is referred to in this report as the Trust, was formed on August 8, 2003, as a Delaware statutory trust. Please refer to the consolidated financial statements of the Trust included within this annual report. The Trust is a multi-advisor commodity pool, as described in Commodity Futures Trading Commission (the "CFTC") Regulation § 4.10(d)(2). The Trust has authority to issue separate series, or each, a Series, of units of beneficial interest (the "Units") pursuant to the requirements of the Delaware Statutory Trust Act, as amended (the "Trust Act"). The assets of each Series are valued and accounted for separately from the assets of other Series. The Trust is not registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is managed by its Managing Owner, Equinox Fund Management, LLC.

Purchasers of Units are limited owners of the Trust ("Limited Owners") with respect to beneficial interests of the Series' Units purchased. The Trust Act provides that, except as otherwise provided in the amended and restated declaration of trust and trust agreement of the Trust dated as of August 8, 2003, by and among the Managing Owner, Wilmington Trust Company as trustee and the unitholders from time to time (the "Trust Agreement"), unitholders in a Delaware statutory trust will have the same limitation of liability as do stockholders of private corporations organized under the General Corporation Law of the State of Delaware. The Trust Agreement confers substantially the same limited liability, and contains the same limited exceptions thereto, as would a limited partnership agreement for a Delaware limited partnership engaged in like transactions as the Trust. In addition, pursuant to the Trust Agreement, the Managing Owner of the Trust is liable for obligations of a Series in excess of that Series' assets. Limited Owners do not have any such liability. The Managing Owner will make contributions to the Series of the Trust necessary to maintain at least a 1% interest in the aggregate capital, profits and losses of all Series.

The Trust has been organized to pool assets of investor funds for the purpose of trading in the United States ("U.S.") and international markets for currencies, interest rates, stock indices, agricultural and energy products, precious and base metals and other commodities. The Trust may also engage in futures contracts, forwards, option contracts and other interest in derivative instruments, including swap contracts ("Swaps").

The Trust has eleven (11) separate and distinct Series of Units issued and outstanding: Frontier Diversified Series, Frontier Dynamic Series (closed to outside investors effective July 15, 2011 and existing outside investors were liquidated as of July 15, 2011), Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series, Berkeley/Graham/Tiverton Series (formerly Campbell/Graham/Tiverton Series), Currency Series, Long Only Commodity Series (ceased operations as of December 21, 2011), Managed Futures Index Series (ceased operations as of December 21, 2011), Winton Series and Winton/Graham Series (each a "Series" and collectively, the "Series"). The Trust may issue additional Series of Units.

The Trust, with respect to each Series:

•

engages in the speculative trading of a diversified portfolio of futures, forward (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts), and may, from time to time, engage in cash and spot transactions;

•

allocates funds to a limited liability trading company or companies ("Trading Company"). Except as otherwise described in these notes, each Trading Company has one-year renewable contracts with its own independent commodity trading advisor(s), or each, a Trading Advisor, that will manage all or a portion of such Trading Company's assets and make the trading decisions for the assets of each Series vested in such Trading Company. Each Trading Company will segregate its assets from any other Trading Company;

•	maintains separate, distinct records for each Series, and accounts for the assets of each Series separately from the other Series;

•	calculates the Net Asset Value ("NAV") of its Units for each Series separately from the other Series;

•

has an investment objective of increasing the value of each Series' Units over the long term (capital appreciation), while controlling risk and volatility; further, to offer exposure to the investment programs of individual Trading Advisors and to specific instruments (currencies);

•

maintains each Series of Units in three or six sub-classes—Class 1, Class 1a, Class 2, Class 2a, Class 3, and Class 3a. Investors who have purchased Class 1 or Class 1a Units of any Series are charged a service fee of up to three percent (3.0%) annually of the NAV of each Unit purchased, for the benefit of Selling Agents selling such Class 1 or Class 1a Units. The initial service fee, which is amortized monthly at an annual rate of up to three percent (3.0%) of the average daily NAV of Class 1 or Class 1 a of such Series, is prepaid to Equinox Fund Management, LLC (the "Managing Owner")

by each Series, and paid to the selling agents by the Managing Owner in the month following sale; provided, however, that investors who redeem all or a portion of their Class 1 or Class 1 a Units of any Series during the first twelve (12) months following the effective date of their purchase are subject to a redemption fee of up to three percent (3.0%) of the NAV at which such investor redeemed to reimburse the Managing Owner for the then-unamortized balance of the prepaid initial service fee. With respect to Class 2 and Class 2a Units of any Series, the Managing Owner pays an ongoing service fee to Selling Agents of up to one half percent (0.5%) annually of the NAV of each Class 2 or Class 2a Unit (of which 0.25% will be charged to Limited Owners holding Class 2 Units of the Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series or Class 2a Units of the Frontier Long/Short Commodity Series) sold until such Class 2 or Class 2a Units which are subject to the fee limitation are reclassified as Class 3 or Class 3a Units of the applicable Series. The Managing Owner may also pay Selling Agents certain additional fees and expenses for administrative and other services rendered and expenses incurred by such Selling Agents; and

•

all payments made to Selling Agents who are members of the Financial Industry Regulatory Authority, Inc. ("FINRA") and their associated persons that constitute underwriting compensation will be subject to the limitations set forth in Rule 2310(b)(4)(B)(ii) (formerly Rule 281 0(b)(4)(B)(ii)) of the Conduct Rules of FINRA ("Rule 2310"). An investor's Class 1 Units or Class 2 Units of any Series, or Class 1a Units or Class 2a Units of the Frontier Long/Short Commodity Series or Balanced Series will be classified as Class 3 or Class 3a Units of such Series, as applicable, when the Managing Owner determines that the fee limitation set forth in Rule 2310 with respect to such Units has been reached or will be reached. No service fees are paid with respect to Class 3 or Class 3a Units. Units of any Class in a Series may be redeemed, in whole or in part, on a daily basis, at the then current NAV per Unit for such Series on the day of the week after the date the Managing Owner is in receipt of a redemption request for at least one (1) Business Day to be received by the Managing Owner prior to 4:00 PM in New York.

The assets of any particular Series include only those funds and other assets that are paid to, held by or distributed to the Trust on account of and for the benefit of that Series. Under the "Inter-Series Limitation on Liability" expressly provided for under Section 3804(a) of the Trust Act, separate and distinct records of the cash and equivalents, although pooled for maximizing returns, is maintained in the books and records of each Series.

As of December 31, 2011, the Trust, with respect to the Frontier Diversified Series, Frontier Dynamic Series, Frontier Masters Series, Berkeley/Graham/Tiverton Series, Currency Series, Long Only Commodity Series, Managed Futures Index Series, Winton Series and Winton/Graham Series separates Units into three separate Classes—Class 1, Class 2, and Class 3. The Trust, with respect to the Balanced Series, and Frontier Long/Short Commodity Series separates Units into six separate Classes – Class 1, Class 2, Class 3, Class 1a, Class 2a and Class 3a. It is expected that between 10% and 30% of each Series' assets normally will be invested in one or more Trading Companies to be committed as margin for trading positions, but from time to time these percentages may be substantially more or less. The remainders of each Series' assets are maintained at the Trust level for cash management. Each of the respective Series has invested monies into pooled cash management assets which have included purchases of certificates of deposit, custom time deposits and U.S. Treasury securities. Each Series' ownership in these investments is based on its percentage ownership in the pooled cash management assets on the reporting date.

As of December 31, 2011, Winton Series has invested a portion of its assets in a single Trading Company, and a single Trading Advisor manages 100% of the assets invested in such Trading Company. The Currency Series invests a portion of its assets in a single Trading Company, which allocates assets to one Swap. Each of the Frontier Diversified Series, Frontier Masters Series, Frontier Long/Short Commodity Series, Balanced Series, Berkeley/Graham/Tiverton Series, and Winton/Graham Series has invested a portion of its assets in several different Trading Companies and has multiple Trading Advisors that manage the assets invested in such Trading Companies.

In November 2010, the Berkeley/Graham/Tiverton Series invested a portion of its assets in Berkeley Quantitative Colorado Fund LLC, an unaffiliated company, managed by an affiliate of Berkeley Quantitative L.P. Through this investment, Berkeley Quantitative L.P. became a commodity trading advisor to the Series.

During July, 2011, Currency Series liquidated its interest in an option basket and realized a decrease in fair value greater than had previously been recorded as unrealized loss. The Managing Owner determined to make a onetime administrative adjustment by payment to the Currency Series of $390,589 to reimburse the effect of the loss on the investors in the series, exclusive of the inter-series payables' interests, recorded in the Statements of Operations as Net increase from payments by managing owner.

The Frontier Fund [Member]
Organization And Purpose

1. Organization and Purpose

The Frontier Fund, which is referred to in this report as "the Trust", was formed on August 8, 2003, as a Delaware statutory trust. The Trust is a multi-advisor commodity pool, as described in Commodity Futures Trading Commission (the "CFTC") Regulation § 4.10(d)(2). The Trust has authority to issue separate series, or each, a Series, of units of beneficial interest (the "Units") pursuant to the requirements of the Delaware Statutory Trust Act, as amended (the "Trust Act"). The assets of each Series are valued and accounted for separately from the assets of other Series. The Trust is not registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is managed by its Managing Owner, Equinox Fund Management, LLC.

Purchasers of Units are limited owners of the Trust ("Limited Owners") with respect to beneficial interests of the Series' Units purchased. The Trust Act provides that, except as otherwise provided in the amended and restated declaration of trust and trust agreement of the Trust dated as of August 8, 2003, by and among the Managing Owner, Wilmington Trust Company as trustee and the unitholders from time to time (the "Trust Agreement"), unitholders in a Delaware statutory trust will have the same limitation of liability as do stockholders of private corporations organized under the General Corporation Law of the State of Delaware. The Trust Agreement confers substantially the same limited liability, and contains the same limited exceptions thereto, as would a limited partnership agreement for a Delaware limited partnership engaged in like transactions as the Trust. In addition, pursuant to the Trust Agreement, the Managing Owner of the Trust is liable for obligations of a Series in excess of that Series' assets. Limited Owners do not have any such liability. The Managing Owner will make contributions to Series of the Trust necessary to maintain at least a 1% interest in the aggregate capital, profits and losses of all Series.

The Trust has been organized to pool assets of investor funds for the purpose of trading in the United States ("U.S.") and international markets for currencies, interest rates, stock indices, agricultural and energy products, precious and base metals and other commodities. The Trust may also engage in futures contracts, forwards, option contracts and other interest in derivative instruments, including swap contracts ("Swaps").

The Trust has eleven (11) separate and distinct Series of Units issued and outstanding: Frontier Diversified Series, Frontier Dynamic Series (closed to outside investors effective July 15, 2011 and existing outside investors liquidated as of July 15, 2011), Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series, Berkeley/Graham/Tiverton Series (formerly Campbell/Graham/Tiverton Series), Currency Series, Long Only Commodity Series (ceased operations as of December 21, 2011), Managed Futures Index Series (ceased operations as of December 21, 2011), Winton Series and Winton/Graham Series (each a "Series" and collectively, the "Series"). The Trust financial statements are comprised of unitized Series which are consolidated into the Trust financial statements. However, the consolidated Trust does not issue units.

The Trust, with respect to each Series:

•

engages in the speculative trading of a diversified portfolio of futures, forward (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts), and may, from time to time, engage in cash and spot transactions;

•

allocates funds to a limited liability trading company or companies ("Trading Company"). Except as otherwise described in these notes, each Trading Company has one-year renewable contracts with its own independent commodity trading advisor(s), or each, a Trading Advisor, that will manage all or a portion of such Trading Company's assets and make the trading decisions for the assets of each Series vested in such Trading Company. Each Trading Company will segregate its assets from any other Trading Company;

•	maintains separate, distinct records for each Series, and accounts for the assets of each Series separately from the other Series;

•	calculates the Net Asset Value ("NAV") of its Units for each Series separately from the other Series;

•

has an investment objective of increasing the value of each Series' Units over the long term (capital appreciation), while controlling risk and volatility; further, to offer exposure to the investment programs of individual Trading Advisors and to specific instruments (currencies);

•

maintains each Series of Units in three or six sub-classes—Class 1, Class 1a, Class 2, Class 2a, Class 3, and Class 3a. Investors who have purchased Class 1 or Class 1a Units of any Series are charged a service fee of up to three percent (3.0%) annually of the NAV of each Unit purchased, for the benefit of Selling Agents selling such Class 1 or Class 1a Units. The initial service fee, which is amortized monthly at an annual rate of up to three percent (3.0%) of the average daily NAV of Class 1 or Class 1 a of such Series, is prepaid to Equinox Fund Management, LLC (the "Managing Owner") by each Series, and paid to the selling agents by the Managing Owner in the month following sale; provided, however, that investors who redeem all or a portion of their Class 1 or Class 1 a Units of any Series during the first twelve (12) months following the effective date of their purchase are subject to a redemption fee of up to three percent (3.0%) of the NAV at which such investor redeemed to reimburse the Managing Owner for the then-unamortized balance of the prepaid initial service fee. With respect to Class 2 and Class 2a Units of any Series, the Managing Owner pays an ongoing service fee to Selling Agents of up to one half percent (0.5%) annually of the NAV of each Class 2 or Class 2a Unit (of which 0.25% will be charged to Limited Owners holding Class 2 Units of the Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series or Class 2a Units of the Frontier Long/Short Commodity Series) sold until such Class 2 or Class 2a Units which are subject to the fee limitation are reclassified as Class 3 or Class 3a Units of the applicable Series. The Managing Owner may also pay Selling Agents certain additional fees and expenses for administrative and other services rendered and expenses incurred by such Selling Agents; and

•

all payments made to Selling Agents who are members of the Financial Industry Regulatory Authority, Inc. ("FINRA") and their associated persons that constitute underwriting compensation will be subject to the limitations set forth in Rule 2310(b)(4)(B)(ii) (formerly Rule 281 0(b)(4)(B)(ii)) of the Conduct Rules of FINRA ("Rule 2310"). An investor's Class 1 Units or Class 2 Units of any Series, or Class 1a Units or Class 2a Units of the Frontier Long/Short Commodity Series or Balanced Series will be classified as Class 3 or Class 3a Units of such Series, as applicable, when the Managing Owner determines that the fee limitation set forth in Rule 2310 with respect to such Units has been reached or will be reached. No service fees are paid with respect to Class 3 or Class 3a Units. Units of any Class in a Series may be redeemed, in whole or in part, on a daily basis, at the then current NAV per Unit for such Series on the day of the week after the date the Managing Owner is in receipt of a redemption request for at least one (1) Business Day to be received by the Managing Owner prior to 4:00 PM in New York.

The assets of any particular Series include only those funds and other assets that are paid to, held by or distributed to the Trust on account of and for the benefit of that Series. Under the "Inter-Series Limitation on Liability" expressly provided for under Section 3804(a) of the Trust Act, separate and distinct records of the cash and equivalents, although pooled for maximizing returns, is maintained in the books and records of each Series.

As of December 31, 2011, the Trust, with respect to the Frontier Diversified Series, Frontier Dynamic Series, Frontier Masters Series, Berkeley/Graham/Tiverton Series, Currency Series, Long Only Commodity Series, Managed Futures Index Series, Winton Series and Winton/Graham Series separates Units into three separate Classes—Class 1, Class 2, and Class 3. The Trust, with respect to the Balanced Series, and Frontier Long/Short Commodity Series separates Units into six separate Classes – Class 1, Class 2, Class 3, Class 1a, Class 2a and Class 3a. It is expected that between 10% and 30% of each Series' assets normally will be invested in one or more Trading Companies to be committed as margin for trading positions, but from time to time these percentages may be substantially more or less. The remainders of each Series' assets are maintained at the Trust level for cash management. Each of the respective Series has invested monies into pooled cash management assets which have included purchases of certificates of deposit, custom time deposits and U.S. Treasury securities. Each Series' ownership in these investments is based on its percentage ownership in the pooled cash management assets on the reporting date.

Each Series of the Trust may invest a portion of its assets in a single Trading Company or in several different Trading Companies and may have multiple Trading Advisors that manage the assets invested in such Trading Companies.

In November 2010, the Berkeley/Graham/Tiverton Series of the Trust invested a portion of its assets in Berkeley Quantitative Colorado Fund LLC, an unaffiliated company, managed by an affiliate of Berkeley Quantitative L.P. Through this investment, Berkeley Quantitative L.P. became a commodity trading advisor to the Trust.

During July, 2011, Currency Series of the Trust liquidated its interest in an option basket and realized a decrease in fair value greater than had previously been recorded as unrealized loss. The Managing Owner determined to make a onetime administrative adjustment by payment to the Currency Series of $390,589 to reimburse the effect of the loss on the investors in the series, exclusive of the inter-series payables' interests, recorded in the Consolidated Statements of Operations as Net increase from payments by managing owner.

The Trading Companies Of The Frontier Fund [Member]
Organization And Purpose

1. Organization and Purpose

These financial statements and related notes pertain to the following companies: Frontier Trading Company I LLC, Frontier Trading Company II LLC, Frontier Trading Company III LLC, Frontier Trading Company V LLC, Frontier Trading Company VI LLC, Frontier Trading Company VII, LLC, Frontier Trading Company VIII, LLC, Frontier Trading Company IX, LLC, Frontier Trading Company X, LLC, Frontier Trading Company XI, LLC, Frontier Trading Company XII, LLC, Frontier Trading Company XIV, LLC, Frontier Trading Company XV, LLC, Frontier Trading Company XVII, LLC, Frontier Trading Company XVIII, LLC, and Frontier Trading Company XXI, LLC (the "Trading Companies").

The Frontier Fund (the "Trust"), was formed as a Delaware statutory trust on August 8, 2003, with separate Series of Units (the "Series"). Its term will expire on December 31, 2053 (unless terminated earlier in certain circumstances). The Trust is a multi-advisor commodity pool as described in Commodity Futures Trading Commission, or CFTC Regulation § 4.10(d)(2).

All capital of the Trading Companies is provided by the Series and there are no other investors in the Trading Companies.

Each Trading Company authorizes certain Trading Advisors to place trades and manage assets at pre-determined investment levels. The Trading Companies were organized for the purpose of investing in securities and derivative instruments, and have no operating income or expenses, except for trading income and expenses.

Trading Companies engage in the speculative trading of a diversified portfolio of futures, forward (including interbank foreign currencies) and options contracts and other derivative instruments and may, from time to time, engage in cash and spot transactions. A brief description of the Trust's main types of investments is set forth below:

•	A futures contract is a standardized contract traded on an exchange that calls for the future delivery of a specified quantity of a commodity at a specified time and place.

•

A forward contract is an individually negotiated contract between principals, not traded on an exchange, to buy or sell a specified quantity of a commodity at or before a specified date at a specified price.

•

An option on a futures contract, forward contract or a commodity gives the buyer of the option the right, but not the obligation, to buy or sell a futures contract, forward contract or a commodity, as applicable, at a specified price on or before a specified date. Options on futures contracts are standardized contracts traded on an exchange, while options on forward contracts and commodities, referred to collectively as over-the-counter options, generally are individually negotiated, principal-to-principal contracts not traded on an exchange.

•	A swap contract generally involves an exchange of a stream of payments between the contracting parties. Swap contracts generally are not uniform and not exchange-traded.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Significant Accounting Policies

2. Significant Accounting Policies

The following are the significant accounting policies of the Series of the Trust.

Basis of Presentation—The Series of the Trust follow Generally Accepted Accounting Principles ("GAAP"), as established by the Financial Accounting Standards Board (the "FASB"), to ensure consistent reporting of financial condition, schedules of investments, results of operations, changes in capital and cash flows.

Consolidation—The Series, through investing in the Trading Companies, authorize certain Trading Advisors to place trades and manage assets at pre-determined investment levels. The Trading Companies were organized by the Managing Owner for the purpose of investing in commodities interests and derivative instruments, and have no operating income or expenses, except for trading income and expenses, all of which is allocated to the Series. Trading Companies in which a Series has a controlling and majority equity interest are consolidated by such Series. Investments in Trading Companies in which a Series does not have a controlling and majority interest are accounted for under the equity method, which approximates fair value.Fair value represents the proportionate share of the Series interest in the NAV in a Trading Company. The equity interest held by Series of the Trust is shown as investments in unconsolidated trading companies in the statements of financial condition. The income or loss attributable thereto in proportion of investment level is shown in the statements of operations as equity in earnings/(loss) from unconsolidated trading companies.

The consolidated financial statements of the Balanced Series include the assets, liabilities and earnings of its majority-owned Trading Companies; Frontier Trading Company I LLC, Frontier Trading Company IX, LLC, Frontier Trading Company XIV, LLC (earnings from June 20, 2011 through December 31, 2011), Frontier Trading Company XV, LLC, Frontier Trading Company XVII, LLC (earnings from July 5, 2011 through December 31, 2011) and Frontier Trading Company XVIII, LLC (earnings from October 24, 2011 through December 31, 2011). Also included in the consolidated financial statements were the earnings of its majority owned trading company, Frontier Trading Company VI, LLC, from January 1, 2011 through March 18, 2011 and trading Company XII from July 18, 2011 through October 11, 2011.

The consolidated financial statements of the Currency Series include the earnings of its wholly owned trading company, Frontier Trading Company III, LLC through July 15, 2011.

The consolidated financial statements of the Winton/Graham Series include the earnings of its majority-owned trading company, Frontier Trading Company V, LLC through June 17, 2011.

The consolidated financial statements of the Frontier Long/Short Commodity Series include the assets, liabilities and earnings of its majority owned trading company, Frontier Trading Company VII, LLC, from September 28, 2011 through December 31, 2011.

The consolidated financial statements of the Frontier Long/Only Commodity Series include the earnings of its wholly owned trading company, Frontier Trading Company VIII, LLC through the last day of trading operations on November 10, 2011.

The consolidated financial statements of the Frontier Diversified Series include the earnings of its wholly owned trading company, Frontier Trading Company X, LLC through October 11, 2011.

The consolidated financial statements of the Frontier Masters Series include the assets, liabilities and earnings of it's majority owned trading company, Frontier Trading Company XXI, LLC (earnings from March 1, 2011 through December 31, 2011. Also included in the consolidated financial statements were the earnings of its wholly owned trading company, Frontier Trading Company XI, LLC through March 11, 2011.

The consolidated financial statements of the Frontier Dynamic Series include the earnings of its wholly owned trading company, Frontier Trading Company XII, LLC through September 30, 2011.

Investment in Berkeley Quantitative Colorado Fund LLC—The Berkeley/Graham/Tiverton Series has an investment in the Berkeley Quantitative Colorado Fund LLC. The Berkeley Quantitative Colorado Fund LLC began operations on November 1, 2010. The Berkeley Quantitative Colorado Fund LLC is not consolidated into the financial statements of the Berkeley/Graham/Tiverton Series because the Trust has no control or transparency over the operations of the trading company. This investment is shown on the statements of financial condition with the change in fair value shown in net unrealized gain/(loss) on the Berkeley Quantitative Colorado Fund LLC.

Use of Estimates—The preparation of financial statements in conformity with GAAP may require the Managing Owner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The valuation of swap contracts requires significant estimates as well as the valuation of certain other investments. Please refer to Note 3 for discussion of valuation methodology.

Cash and Cash Equivalents—Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits held at banks with maturities of three months or less.

Interest Income—Aggregate interest income from all sources, including assets held at Futures Commission Merchants ("FCM"), up to two percentage points of the aggregate percentage yield (annualized) is paid to the Managing Owner by the Balanced Series (Class 1 and Class 2 only), Berkeley/Graham/Tiverton Series, Currency Series, Winton Series and Winton/Graham Series. For the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series (Class 1a, Class 2a and Class 3a only), Long Only Commodity Series and Managed Futures Index Series, 20% of the total interest allocated to each Series is paid to the Managing Owner. All interest not paid to the Managing Owner is interest income to the Series.

U.S. Treasury Securities, custom time deposits and certain demand deposits are pooled for purposes of maximizing returns on these assets to investors of all Series. Interest income from pooled cash management assets is recognized on the accrual basis and allocated daily to each Series based upon its daily proportion of ownership of the pool. Interest income from demand deposits of the Series is allocated to the respective Series in proportion to their daily NAV.

U.S. Treasury Securities—U.S. Treasury Securities are allocated to all Series of the Trust based on each Series' percentage ownership in the pooled cash management assets as of the reporting date. They are reported at fair value as Level 1 inputs under ASC 820, Fair Value Measurements and Disclosures ("ASC 820"). The Series of the Trust values U.S. Treasury Securities at fair value and records the daily change in value in the statements of operations as net unrealized gain/(loss) on U.S. Treasury securities. Accrued interest is reported on the statements of financial condition as interest receivable.

Custom Time Deposits—Custom time deposits are structured deposit agreements with U.S. Bank National Association that earn a guaranteed fixed interest rate between 2.17% and 3.75% , mature nine months from the deposit date and are subject to automatic six-month rollovers through October 2013. Custom time deposits were purchased on September 15, 2009, October 21, 2008 and October 30, 2008. Interest is paid monthly or at least every nine months. Unscheduled withdrawals will be subject to certain penalties and other costs of up to 1.0% of the amount deposited if withdrawn within the first nine months from the deposit date. The withdrawal fee is set at 0.225% for the period from nine months to one year subsequent to the deposit date and decreases by .05% increments for each year thereafter through the maturity date. Custom time deposits are allocated to each Series based on their percentage ownership in the pooled cash management assets as of the reporting date. The Series of the Trust values the custom time deposits at face value plus accrued interest as it is considered a deposit account under paragraph 7.50 of the Investment Company Audit Guide, and accordingly, this deposit is not subject to ASC 820.

Credit Default Swaps—The Series of the Trust invests in credit default swaps for the purpose of mitigating part of the risk of concentration of deposits with U.S. Bank National Association to other major financial institutions. See Note 4. Credit Default Swaps are allocated to each Series based on their percentage ownership in the pooled cash management assets as of the reporting date. Credit Default Swaps are reported at fair value based upon counterparty value per the valuation policy. The Series of the Trust record the daily change in fair value in the statements of operations as net unrealized gain/(loss) on swap contracts.

Receivable From Futures Commission Merchants—The Series of the Trust deposits assets with a FCM subject to CFTC regulations and various exchange and broker requirements. Margin requirements are satisfied by the deposit of cash with such FCM. The Trust earns interest income on its assets deposited with the FCM.

Investment Transactions—Futures, options on futures, forward and swap contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts are settled. Unrealized gains or losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210, Balance Sheet ("ASC 210").

Any change in net unrealized gain or loss from the preceding period is reported in the statements of operations. Fair value of exchange-traded contracts is based upon exchange settlement prices. Fair value of non-exchange-traded contracts is based on third party quoted dealer values on the interbank market. For U.S. Treasury securities, interest is recognized in the period earned and the instruments are marked-to-market daily based on third party information. Custom time deposits are valued at face value plus accrued interest and the interest income is recognized in the period earned. Transaction costs are recognized as incurred and reflected separately in the statements of operations.

Foreign currency transactions—The Series' functional currency is the U.S. dollar, however, they transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income. The Series do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Allocation of Earnings—Each Series of the Trust maintains three or six classes of Units—Class 1, Class 2, Class 3, Class 1a, Class 2a and Class 3a). All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that fees charged to a Class or Series differ as described below. Revenues, expenses (other than expenses attributable to a specific class), and realized and unrealized trading gains and losses of each Series are allocated daily to Class 1, Class 1a, Class 2, Class 2a, Class 3 and Class 3a Units based on each Class' respective owners' capital balances.

Each Series allocates funds to an affiliated Trading Company, or Companies, of the Trust. Each Trading Company allocates all of its daily trading gains or losses to the Series in proportion to each Series' ownership interest in the Trading Company, adjusted on a daily basis. As of December 31, 2011, the value of all open contracts and cash held at clearing brokers is similarly allocated to the Series in proportion to each Series' funds allocated to the Trading Company, or Companies.

Inter-Series Receivables/Payables—The Balanced Series, for the purposes of diversification of investments and trading advisors through the other Series' access to trading companies in which the Balanced Series did not have a direct interest, advanced funds to the Currency Series and the Frontier Dynamic Series. The amount of the funds advanced by the Balanced Series to each of the Currency Series and the Frontier Dynamic Series participated on a pari passu basis with Class 2 Units of such investee Series. The Balanced Series and investee Series reflected the changes in values of these investments as "net change in inter-series receivables/payables" in the statements of operations. The Balanced Series was subject to the same allocations of income and fees as the Limited Owners of such Series. As a result of fees charged by the investee Series, fees were not charged by the Balanced Series on the capital allocated to advances in affiliated Series. The Managing Owner monitored such allocations so that aggregate fees of the investee Series on the Balanced Series advances did not exceed the allowable fees of the Balanced Series as provided in the Trust's Prospectus. Interest was not credited to the Balanced Series on the capital allocated to its inter-series advances to avoid the duplication of interest charged or received. These investments were liquidated during the third quarter of 2011.

Payments by the Managing Owner—The Managing Owner may make discretionary payments to a Series related to a variety of factors, including investment losses to reimburse the effect of a loss on a portfolio investment which has been caused by a situation outside the Trust's, or it's affiliates', direct control. Such payments will be made on a discretionary basis and will be disclosed in the statement of operations as a net increase from payments by managing owner. These payments are in accordance with the Trust agreement on a discretionary basis as determined by the Managing Owner.

Investments and Swaps—The Trust records investment transactions on a trade date basis and all investments are recorded at fair value in its financial statements, with changes in fair value reported as a component of realized and unrealized gains/(losses) on investments in the statements of operations. Certain Series of the Trust strategically invest a portion or all of their assets in total return Swaps, selected at the discretion of the Managing Owner. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more underlying investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts requires significant estimates. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that are corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap Contracts are reported utilizing Level 3 Inputs. Swap Contracts are reported at fair value based upon a weekly indicative value that is calculated by management using bid/ask prices from the counterparty. This fair value is corroborated by a daily range of valuations provided by a third party pricing service. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. All valuation processes are monitored by the valuation committee of the Managing Owner.

Income Taxes—The Trust applies the provisions of ASC 740 Income Taxes ("ASC 740"), which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Trust's level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Managing Owner has concluded there is no tax expense, interest or penalties to be recorded by the Trust for the years ended December 31, 2011, 2010 and 2009. The 2008 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

In the opinion of the Managing Owner, (i) the Trust is treated as a partnership for Federal income tax purposes and, assuming that at least 90% of the gross income of the Trust constitutes "qualifying income" within the meaning of Section 7704(d) of the Code, the Trust is not a publicly traded partnership treated as a corporation, and (ii) the discussion set forth in the Prospectus under the heading "Federal Income Tax Consequences" correctly summarizes the material Federal income tax consequences as of the date of the Prospectus to potential U.S. Limited Owners of the purchase, ownership and disposition of Units of the Trust.

Fees and Expenses—All management fees, incentive fees, service fees and trading fees of the Trust are paid to the Managing Owner. It is the responsibility of the Managing Owner to pay all Trading Advisor management and incentive fees, Selling Agent Service fees and all other operating expenses and continuing offering costs of the Trust.

Service Fees—The Trust maintains each Series of Units in three or six sub-classes—Class 1, Class 1a, Class 2, Class 2a, Class 3, and Class 3a. Investors who have purchased Class 1 or Class 1a Units of any Series are charged a service fee of up to three percent (3.0%) annually of the NAV of each Unit purchased, for the benefit of selling agents selling such Class 1 or Class 1a Units. The initial service fee, which is amortized monthly at an annual rate of up to three percent (3.0%) of the average daily NAV of Class 1 or Class 1a of such Series, is prepaid to the Managing Owner by each Series, and paid to the selling agents by the Managing Owner in the month following sale; provided, however, that investors who redeem all or a portion of their Class 1 or Class 1a Units of any Series during the first twelve (12) months following the effective date of their purchase are subject to a redemption fee of up to three percent (3.0%) of the NAV at which such investor redeemed to reimburse the Managing Owner for the then-unamortized balance of the prepaid initial service fee. With respect to Class 2 and Class 2a Units of any Series, the Managing Owner pays an ongoing service fee to Selling Agents of up to one half percent (0.5%) annually of the NAV of each Class 2 or Class 2a Unit (of which 0.25% will be charged to Limited Owners holding Class 2 Units of the Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series or Class 2a Units of the Frontier Long/Short Commodity Series) sold until such Class 2 or Class 2a Units which are subject to the fee limitation are reclassified as Class 3 or Class 3a Units of the applicable Series for administrative purposes. The Managing Owner may also pay Selling Agents certain additional fees and expenses for administrative and other services rendered and expenses incurred by such Selling Agents.

These service fees are part of the offering costs of the Trust, which include registration and filing fees, legal and blue sky expenses, accounting and audit, printing, marketing support and other offering costs which are born by the Managing Owner. With respect to the service fees, the initial service fee (for the first 12 months) relating to a purchase of Class 1 and Class 1a Units by an investor is prepaid by the Managing Owner to the relevant selling agent in the month following such purchase and is reimbursed for such payment by the Series monthly in arrears in an amount based upon a corresponding percentage of NAV, calculated daily. Consequently, the Managing Owner bears the risk of the downside and enjoys the benefit of the upside potential of any difference between the amount of the initial service fee prepaid by it and the amount of the reimbursement thereof, which may result from variations in NAV over the following 12 months.

Pending Owner Additions—Funds received for new subscriptions and for additions to existing owner interests are recorded as capital additions at the NAV per unit of the second business day following receipt.

Recently Adopted Accounting Pronouncements—In January 2010, FASB issued Accounting Standards update No. 2010-06 ("ASU 2010-06") for improving disclosure about fair value measurements. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of ASU 2010-06 on January 1, 2011 did not have a material impact on the Trust's statements of financial condition, results of operations and cash flows.

Recently Issued Accounting Pronouncements—In May 2011, the FASB issued ASU No. 2011-04 which provides guidance pertaining to fair value measurement that included a common definition of fair value and information to assist reporting entities to measure and disclose fair value with regards to U.S. GAAP and International Financial Reporting Standards ("IFRS") convergence issues. This guidance becomes effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. Management of the series are currently evaluating the impact that this accounting guidance may have on the Trust's statement of financial condition, results of operations and cash flows.

In November of 2011, FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January, 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Our effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial positions or results of operations.

Reclassification—Certain amounts in the 2010 financial statements have been reclassified to conform to the 2011 presentation. None of the reclassifications had an impact on the NAV or performance of any of the Series.

Subsequent Events—The Trust follows the provisions of FASB ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. Refer to Note 11.

The Frontier Fund [Member]
Significant Accounting Policies

2. Significant Accounting Policies

The following are the significant accounting policies of the Trust.

Basis of Presentation—The Trust follows Generally Accepted Accounting Principles ("GAAP"), as established by the Financial Accounting Standards Board (the "FASB"), to ensure consistent reporting of financial condition, schedules of investments, results of operations, changes in capital and cash flows.

Consolidation— Each Series of the Trust invests in Trading Companies who authorize certain Trading Advisors to place trades and manage assets at pre-determined investment levels. The Trading Companies were organized by the Managing Owner for the purpose of investing in commodities interests and derivative instruments, and have no operating income or expenses, except for trading income and expenses, all of which is allocated to the Series. The Trading Companies and Series of the Trust which have a controlling interest are consolidated by the Trust.

Investment in Berkeley Quantitative Colorado Fund LLC - The Berkeley/Graham/Tiverton Series of the Trust has an investment in the Berkeley Quantitative Colorado Fund LLC. The Berkeley Quantitative Colorado Fund LLC began operations on November 1, 2010. The Berkeley Quantitative Colorado Fund LLC is not consolidated into the financial statements of the Trust because the Trust has no control or transparency over the operations of the fund. This investment is shown on the consolidated statements of financial condition with the change in fair value shown in net unrealized gain/(loss) on the Berkeley Quantitative Colorado Fund LLC.

Use of Estimates—The preparation of financial statements in conformity with GAAP may require the Managing Owner to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The valuation of swap contracts requires significant estimates as well as the valuation of certain other investments. Please refer to Note 3 for discussion of valuation methodology.

Cash and Cash Equivalents—Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits held at banks with maturities of three months or less.

Interest Income—Aggregate interest income from all sources, including assets held at Futures Commission Merchants ("FCM"), up to two percentage points of the aggregate percentage yield (annualized) is paid to the Managing Owner. All interest not paid to the Managing Owner is interest income to the Trust.

U.S. Treasury Securities—U.S. Treasury Securities are reported at fair value as Level 1 inputs under ASC 820, Fair Value Measurements and Disclosures ("ASC 820"). The Trust values U.S. Treasury Securities at fair value and records the daily change in value in the statements of operations as net unrealized gain/(loss) on U.S. Treasury securities. Accrued interest is reported on the consolidated statements of financial condition as interest receivable.

Custom Time Deposits—Custom time deposits are structured deposit agreements with U.S. Bank National Association that earn a guaranteed fixed interest rate between 2.17% and 3.75% , mature nine months from the deposit date and are subject to automatic six-month rollovers through October 2013. Custom time deposits were purchased on September 15, 2009, October 21, 2008 and October 30, 2008. Interest is paid monthly or at least every nine months. Unscheduled withdrawals will be subject to certain penalties and other costs of up to 1.0% of the amount deposited if withdrawn within the first nine months from the deposit date. The withdrawal fee is set at 0.225% for the period from nine months to one year subsequent to the deposit date and decreases by .05% increments for each year thereafter through the maturity date. The Trust values the custom time deposits at face value plus accrued interest as it is considered a deposit account under paragraph 7.50 of the Investment Company Audit Guide, and accordingly, this deposit is not subject to ASC 820.

Credit Default Swaps—The Trust invests in credit default swaps for the purpose of mitigating part of the risk of concentration of deposits with U.S. Bank National Association to other major financial institutions. See Note 4. Credit Default Swaps are reported at fair value based upon daily valuations provided by a third party pricing service. The Trust records the daily change in fair value in the consolidated statements of operations as net unrealized gain/(loss) on swap contracts.

Receivable From Futures Commission Merchants—The Trust deposits assets with a FCM subject to CFTC regulations and various exchange and broker requirements. Margin requirements are satisfied by the deposit of cash with such FCM. The Trust earns interest income on its assets deposited with the FCM.

Investment Transactions—Futures, options on futures, forward and swap contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts are settled. Unrealized gains or losses on open contracts (the difference between contract trade price and market price) are reported in the consolidated statements of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210, Balance Sheet ("ASC 210").

Any change in net unrealized gain or loss from the preceding period is reported in the consolidated statements of operations. Fair value of exchange-traded contracts is based upon exchange settlement prices. Fair value of non-exchange-traded contracts is based on third party quoted dealer values on the interbank market. For U.S. Treasury securities, interest is recognized in the period earned and the instruments are marked-to-market daily based on third party information. Custom time deposits are valued at face value plus accrued interest and the interest income is recognized in the period earned. Transaction costs are recognized as incurred and reflected separately in the consolidated statements of operations.

Foreign currency transactions—The Series of the Trust's functional currency is the U.S. dollar, however, they transact business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statements of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income. The Series of the Trust do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Allocation of Earnings—Each Series of the Trust maintains three or six classes of Units—Class 1, Class 2, Class 3, Class 1a, Class 2a and Class 3a). All classes have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that fees charged to a Class or Series differ as described below. Revenues, expenses (other than expenses attributable to a specific class), and realized and unrealized trading gains and losses of each Series are allocated daily to Class 1, Class 1a, Class 2, Class 2a, Class 3 and Class 3a Units based on each Class' respective owners' capital balances.

Payments by the Managing Owner — The Managing Owner may make discretionary payments to the Trust related to a variety of factors, including investment losses to reimburse the effect of a loss on a portfolio investment which has been caused by a situation outside the Trust's, or it's affiliates', direct control. Such payments will be made on a discretionary basis and will be disclosed in the consolidated statement of operations as a net increase from payments by managing owner. These payments are in accordance with the Trust agreement on a discretionary basis as determined by the Managing Owner.

Investments and Swaps—The Trust records investment transactions on a trade date basis and all investments are recorded at fair value in its financial statements, with changes in fair value reported as a component of realized and unrealized gains/(losses) on investments in the consolidated statements of operations. Certain Series of the Trust strategically invest a portion or all of their assets in total return Swaps, selected at the discretion of the Managing Owner. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more underlying investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts requires significant estimates. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that are corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap Contracts are reported utilizing Level 3 Inputs. Swap Contracts are reported at fair value based upon a weekly indicative value that is calculated by management using bid/ask prices from the counterparty. This fair value is corroborated by a daily range of valuations provided by a third party pricing service. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. All valuation processes are monitored by the valuation committee of the Managing Owner.

Income Taxes—The Trust applies the provisions of ASC 740 Income Taxes ("ASC 740"), which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Trust's level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Managing Owner has concluded there is no tax expense, interest or penalties to be recorded by the Trust for the years ended December 31, 2011, 2010 and 2009. The 2008 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

In the opinion of the Managing Owner, (i) the Trust is treated as a partnership for Federal income tax purposes and, assuming that at least 90% of the gross income of the Trust constitutes "qualifying income" within the meaning of Section 7704(d) of the Code, the Trust is not a publicly traded partnership treated as a corporation, and (ii) the discussion set forth in the Prospectus under the heading "Federal Income Tax Consequences" correctly summarizes the material Federal income tax consequences as of the date of the Prospectus to potential U.S. Limited Owners of the purchase, ownership and disposition of Units of the Trust.

Fees and Expenses—All management fees, incentive fees, service fees and trading fees of the Trust are paid to the Managing Owner. It is the responsibility of the Managing Owner to pay all Trading Advisor management and incentive fees, Selling Agent Service fees and all other operating expenses and continuing offering costs of the Trust.

Service Fees—The Trust maintains each Series of Units in three or six sub-classes—Class 1, Class 1a, Class 2, Class 2a, Class 3, and Class 3a. Investors who have purchased Class 1 or Class 1a Units of any Series are charged a service fee of up to three percent (3.0%) annually of the NAV of each Unit purchased, for the benefit of selling agents selling such Class 1 or Class 1a Units. The initial service fee, which is amortized monthly at an annual rate of up to three percent (3.0%) of the average daily NAV of Class 1 or Class 1a of such Series, is prepaid to the Managing Owner by each Series, and paid to the selling agents by the Managing Owner in the month following sale; provided, however, that investors who redeem all or a portion of their Class 1 or Class 1a Units of any Series during the first twelve (12) months following the effective date of their purchase are subject to a redemption fee of up to three percent (3.0%) of the NAV at which such investor redeemed to reimburse the Managing Owner for the then-unamortized balance of the prepaid initial service fee. With respect to Class 2 and Class 2a Units of any Series, the Managing Owner pays an ongoing service fee to Selling Agents of up to one half percent (0.5%) annually of the NAV of each Class 2 or Class 2a Unit (of which 0.25% will be charged to Limited Owners holding Class 2 Units of the Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series or Class 2a Units of the Frontier Long/Short Commodity Series) sold until such Class 2 or Class 2a Units which are subject to the fee limitation are reclassified as Class 3 or Class 3a Units of the applicable Series for administrative purposes. The Managing Owner may also pay Selling Agents certain additional fees and expenses for administrative and other services rendered and expenses incurred by such Selling Agents.

These service fees are part of the offering costs of the Trust, which include registration and filing fees, legal and blue sky expenses, accounting and audit, printing, marketing support and other offering costs which are born by the Managing Owner. With respect to the service fees, the initial service fee (for the first 12 months) relating to a purchase of Class 1 and Class 1a Units by an investor is prepaid by the Managing Owner to the relevant selling agent in the month following such purchase and is reimbursed for such payment by the Series monthly in arrears in an amount based upon a corresponding percentage of NAV, calculated daily. Consequently, the Managing Owner bears the risk of the downside and enjoys the benefit of the upside potential of any difference between the amount of the initial service fee prepaid by it and the amount of the reimbursement thereof, which may result from variations in NAV over the following 12 months.

Pending Owner Additions—Funds received for new subscriptions and for additions to existing owner interests are recorded as capital additions at the NAV per unit of the second business day following receipt.

Recently Adopted Accounting Pronouncements—In January 2010, FASB issued Accounting Standards update No. 2010-06 ("ASU 2010-06") for improving disclosure about fair value measurements. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. As this update is disclosure related, adoption of ASU 2010-06 on January 1, 2011 did not have a material impact on the Trust's consolidated statements of financial condition, results of operations or cash flows.

Recently Issued Accounting Pronouncements—In May 2011, the FASB issued ASU No. 2011-04 which provides guidance pertaining to fair value measurement that included a common definition of fair value and information to assist reporting entities to measure and disclose fair value with regards to U.S. GAAP and International Financial Reporting Standards ("IFRS") convergence issues. This guidance becomes effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. We are currently evaluating the impact that this accounting guidance may have on the Trust's consolidated statements of financial condition, results of operations or cash flows.

In November of 2011, FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January, 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Our effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial positions or results of operations.

Subsequent Events—The Trust follows the provisions of FASB ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. Refer to Note 10.

The Trading Companies Of The Frontier Fund [Member]
Significant Accounting Policies
2. Significant Accounting Policies

The following are the significant accounting policies of the Trading Companies.

Basis of Presentation—The Trading Companies follow Generally Accepted Accounting Principles ("GAAP"), as established by the Financial Accounting Standards Board (the "FASB"), to ensure consistent reporting of financial condition, schedules of investments, results of operations, changes in capital and cash flows.

Cash held at Futures Commission Merchants—the Trading Companies deposit assets with a FCM subject to CFTC Commission regulations and various exchange and FCM requirements. Margin requirements are satisfied by the deposit of cash with such FCM. The Trading Companies earn interest income on its assets deposited with the FCM.

Use of Estimates—The preparation of financial statements in conformity with GAAP may require the management of the Trading Companies to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The valuation of swap contracts requires significant estimates as well as the valuation of certain other investments. Please refer to Note 3 for discussion of valuation methodology.

Revenue recognition—Futures, options on futures, and forward contracts are recorded on a trade date basis and realized gains or losses are recognized when contracts are liquidated. Unrealized gains or losses on open contracts (the difference between contract trade price and market price) are reported in the Statement of Operations as a Net change in open trade equity, as there exists a right of offset of unrealized gains or losses in accordance with ASC 210. Any change in net unrealized gain or loss from the preceding period is reported in the Statements of Operations. Market value of exchange-traded contracts is based upon exchange settlement prices. Market value of non-exchange-traded contracts is based on third party quoted dealer values on the interbank market.

Foreign Currency Transactions—The Trading Companies functional currency is the U.S. Dollar, however, it transacts business in currencies other than the U.S. Dollar. Assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. Dollar are translated into U.S. Dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. Dollars are reported in income currently.

Investments and Swaps— The Trading Companies record investment transactions on a trade date basis and all investments are recorded at fair value in its financial statements, with changes in fair value reported as a component of realized and unrealized gains/(losses) on investments in the statements of operations. Certain Trading Companies strategically invest a portion or all of their assets in total return Swaps, selected at the direction of management. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts require significant estimates. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other swap contracts are reported utilizing Level 3 Inputs. During the fourth quarter of 2010, these swap contracts are reported at fair value based upon daily valuations provided by a third party pricing service and corroborated by weekly counterparty settlement values. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. These swap contracts were previously reported at fair value based upon returns/values that were provided on less than a daily frequency from the swap counterparty, requiring additional internal financial modeling to develop pricing. All valuation processes are monitored by the valuation committee of management.

Income Taxes—The Trading Companies apply the provisions of ASC 740 Income Taxes ("ASC 740"), which provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trading Companies' financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Trading Company level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has concluded there is no tax expense, interest or penalties to be recorded by the Trading Companies for the periods ended December 31, 2011 and December 31, 2010. The 2008 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

Fees and Expenses—The Trading Companies incur no expenses other than trading commissions resulting from normal trading activity. All operating expenses such as legal, accounting, etc. are paid for, without reimbursement, by Equinox Fund Management, LLC, the managing owner of the Trust.

Recently Adopted Accounting Pronouncements—In January 2010, FASB issued Accounting Standards update No. 2010-06 ("ASU 2010-06") for improving disclosure about fair value measurements. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. As this update is disclosure related, adoption of ASU 2010-06 on January 1, 2011 did not have a material impact on the Trading Company's statements of financial condition, results of operations or cash flows.

Recently Issued Accounting Pronouncements—In May 2011, the FASB issued ASU No. 2011-04 which provides guidance pertaining to fair value measurement that included a common definition of fair value and information to assist reporting entities to measure and disclose fair value with regards to U.S. GAAP and International Financial Reporting Standards ("IFRS") convergence issues. This guidance becomes effective for interim and annual periods beginning on or after December 15, 2011, with early adoption prohibited. We are currently evaluating the impact that this accounting guidance may have on the Trading Company's statements of financial condition, results of operations or cash flows.

In November of 2011, FASB issued new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January, 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Our effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on the financial positions or results of operations.

Reclassification—Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform with the 2010 presentation. None of the reclasses had an impact on the NAV of the Trading Companies.

Subsequent Events—The Trading Companies follow the provisions of FASB ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. Refer to Note 9.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Fair Value Measurements

3. Fair Value Measurements

In connection with the valuation of investments the Series apply ASC 820. ASC 820 provides clarification that when a quoted price in an active market for the identical asset or liability is not available, a reporting entity is required to measure fair value using certain techniques. ASC 820 also clarifies that when estimating the fair value of an asset or liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of an asset or liability. ASC 820 also clarifies that both a quoted price in an active market for the identical asset or liability at the measurement date and the quoted price for the identical asset or liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements.

Level 1 Inputs

Unadjusted quoted prices in active markets for identical financial assets that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Inputs other than quoted prices included in Level 1 that are observable for the financial asset or liabilities, either directly or indirectly. These might include quoted prices for similar financial assets in active markets, quoted prices for identical or similar financial assets in markets that are not active, inputs other than quoted prices that are observable for the financial asset or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs

Unobservable inputs for determining the fair value of financial assets that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the financial asset.

The Series of the Trust uses the following methodologies to value instruments within its financial asset portfolio at fair value:

Trading Securities. These instruments include U.S. Treasury securities and open trade equity positions (futures contracts and currency forwards) that are actively traded on public markets with quoted pricing for corroboration. U.S. Treasury securities, futures contracts, and currency forwards are reported at fair value using Level 1 inputs. Trading securities instruments further include open trade equity positions (trading options) that are quoted prices for identical or similar assets that are not traded on active markets. Trading options are reported at fair value using Level 2 inputs.

Swap Contracts. Certain Series of the Trust strategically invest a portion or all of their assets in total return Swaps, selected at the direction of the Managing Owner. Each Series also owns a portion of the Credit Default Swaps ("CDS") based upon ownership percentages of the cash management pool. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts requires significant estimates. Certain Swap contracts are reported utilizing Level 2 inputs. These Swap contracts are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap contracts are reported utilizing Level 3 Inputs. Swap Contracts are reported at fair value based upon a weekly indicative value that is calculated by management using bid/ask prices from the counterparty. This fair value is corroborated by a daily range of valuations provided by a third party pricing service. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. All valuation processes are monitored by the valuation committee of the Managing Owner.

Investment in Unconsolidated Trading Companies. This investment represents the fair value of the allocation of cash, futures, forwards, options and swaps to each respective Series relative to its trading allocations from unconsolidated Trading Companies. The Series may redeem their investment in the trading companies on a daily basis at the state net asset value and therefore the inputs qualify for Level II. However, as the Series, under the same management as the Trading Companies, have access to the underlying positions of the Trading Companies, the level determination is reflected on that basis. As such, the Series report investments in unconsolidated Trading Companies at fair value using the corresponding inputs of the underlying securities of the Trading Companies which results in the Series reporting the corresponding Level determination from the inputs of the Trading Company.

Investment in the Berkeley Quantitative Colorado Fund LLC. Investment in Berkeley Quantitative Colorado Fund LLC is valued based on the daily net asset value as reported by the managing member of the Berkeley Quantitative Colorado Fund LLC. The reported net asset value represents fair value based on observable data such as ongoing redemption and/or subscription activity, which is reported as a Level 2 input.

Inter-Series Receivables and Payables. The Balanced Series, for the purposes of diversification of investments and trading advisors through the other Series' access to Trading Companies in which the Balanced Series does not have a direct interest, advanced funds to the Currency Series and Frontier Dynamic Series. As of December 31, 2011, all inter-Series receivables and payables have been settled. Inter-Series receivables and payables were reported at fair value using Level 1 inputs.

The following tables summarize the instruments that comprise the Series' financial asset portfolio, measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Diversified Series
Swap Contracts	$—	$—	$131,004	$131,004
Investment in Unconsolidated Trading Companies	30,885,365	2,212,764	5,142,042	38,240,171
U.S. Treasury Securities	16,557,304	—	—	16,557,304
Frontier Long/Short Commodity Series
Open Trade Deficit	(25,934,678)	—	—	(25,934,678)
Swap Contracts	—	—	74,898	74,898
Investment in Unconsolidated Trading Companies	3,221,324	5,428	855,236	4,081,988
U.S. Treasury Securities	9,466,240	—	—	9,466,240
Frontier Masters Series
Open Trade Equity	792,372	—	—	792,372
Swap Contracts	—	—	57,225	57,225
Investment in Unconsolidated Trading Companies	4,009,449	708,465	—	4,717,914
U.S. Treasury Securities	7,232,546	—	—	7,232,546
Balanced Series
Open Trade Equity	1,175,762	11,928,779	—	13,104,541
Options Written	—	(3,326,453)	—	(3,326,453)
Swap Contracts	—	—	23,819,312	23,819,312
Investment in Unconsolidated Trading Companies	18,257,754	(1,945)	—	18,255,809
U.S. Treasury Securities	29,168,216	—	—	29,168,216
Berkeley/Graham/Tiverton Series
Swap Contracts	—	—	34,397	34,397
Investment in Unconsolidated Trading Companies	7,219,498	1,014,549	—	8,234,047
Investment in Berkeley Quantitative Colorado Fund, LLC	—	6,270,844	—	6,270,844
U.S. Treasury Securities	4,347,398	—	—	4,347,398
Currency Series
Swap Contracts	—	—	2,583	2,583
U.S. Treasury Securities	326,517	—	—	326,517
Investment in Unconsolidated Trading Companies	—	—	2,352,121	2,352,121
Winton Series
Swap Contracts	—	—	61,888	61,888
Investment in Unconsolidated Trading Companies	4,733,423	(1,507)	—	4,731,916
U.S. Treasury Securities	7,821,927	—	—	7,821,927
Winton/Graham Series
Swap Contracts	—	—	30,381	30,381
Investment in Unconsolidated Trading Companies	8,474,102	(678)	—	8,473,424
U.S. Treasury Securities	3,839,855	—	—	3,839,855

December 31, 2010	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Diversified Series
Swap Contracts	$—	$—	$11,407,905	$11,407,905
Investment in Unconsolidated Trading Companies	36,804,535	5,737,148	12,398,412	54,940,095
U.S. Treasury Securities	13,620,730	—	—	13,620,730
Frontier Dynamic Series
Swap Contracts	—	—	10,956,772	10,956,772
U.S. Treasury Securities	2,796,510	—	—	2,796,510
Inter-Series Payables	28,320,283	—	—	28,320,283
Frontier Long/Short Commodity Series
Investment in Unconsolidated Trading Companies	31,804,854	596,889	562,705	32,964,448
U.S. Treasury Securities	6,801,035	—	—	6,801,035
Frontier Masters Series
Swap Contracts	—	—	26,242,246	26,242,246
Investment in Unconsolidated Trading Companies	13,705,024	2,216,634	—	15,921,658
U.S. Treasury Securities	3,543,554	—	—	3,543,554
Balanced Series
Open Trade Equity	1,724,008	29,154,497	—	30,878,505
Options Written	—	(4,788,295)	—	(4,788,295)
Swap Contracts	—	—	49,811,462	49,811,462
Investment in Unconsolidated Trading Companies	41,577,810	494,568	—	42,072,378
U.S. Treasury Securities	27,253,497	—	—	27,253,497
Inter-Series Receivables	41,137,058	—	—	41,137,058
Campbell/Graham/Tiverton Series
Investment in Unconsolidated Trading Companies	9,244,073	3,421,798	—	12,665,871
Investment in Berkeley Quantitative Colorado Fund, LLC	—	10,157,099	—	10,157,099
U.S. Treasury Securities	7,024,829	—	—	7,024,829
Currency Series
Open Trade Equity	28,390	—	—	28,390
Options Written	—	(1,292)	—	(1,292)
Swap Contracts	—	—	5,668,768	5,668,768
U.S. Treasury Securities	2,009,673	—	—	2,009,673
Inter-Series Payables	12,816,775	—	—	12,816,775
Long Only Commodity Series
Swap Contracts	—	790,796	—	790,796
U.S. Treasury Securities	485,541	—	—	485,541
Managed Futures Index Series
Investment in Unconsolidated Trading Companies	992,837	—	—	992,837
U.S. Treasury Securities	597,700	—	—	597,700
Winton Series
Investment in Unconsolidated Trading Companies	6,224,743	(1,836)	—	6,222,907
U.S. Treasury Securities	8,020,509	—	—	8,020,509
Winton/Graham Series
Open Trade Equity	1,427,138	—	—	1,427,138
Investment in Unconsolidated Trading Companies	3,384,249	(998)	—	3,383,251
U.S. Treasury Securities	7,045,351	—	—	7,045,351

The changes in Level 3 assets measured at fair value on a recurring basis are summarized in the following tables. Swap contract asset gains and losses (realized/unrealized) included in earnings are classified in "realized and unrealized gain (loss) on investments – net unrealized gain/(loss) on swap contracts" on the statements of operations. Investment in unconsolidated trading company asset gains and losses (realized/unrealized) included in earnings are classified in "Change in fair value of investments in unconsolidated trading companies." During the year ended December 31, 2011, all identified Level 3 assets are components of the Frontier Diversified Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series, Berkeley/Graham/Tiverton Series, Currency Series, Winton Series and Winton/Graham Series. The Series of the Trust assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Series' accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2, and 3 during the year. During the year ended December 31, 2010, all identified Level 3 assets are components of the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series and Currency Series.

2011:

Swaps:
	Frontier Diversified Series	Frontier Long/Short Commodity Series	Frontier Masters Series
	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$11,407,905	$—	$26,242,246
Total gains or losses (realized/unrealized):
Included in earnings-realized	(5,621,987)	(11,411)	2,061,339
Included in earnings-unrealized	1,315,339	20,529	(1,607,804)
Purchases of investments	45,929	78,248	142,819
Sales of investments	(7,096,699)	—	(26,826,316)
Change in ownership allocation of credit default swaps	80,517	(12,468)	44,941
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$131,004	$74,898	$57,225

	Balanced Series	Berkeley/Graham/Tiverton Series	Currency Series
	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$49,811,462	$—	$5,668,768
Total gains or losses (realized/unrealized):
Included in earnings-realized	(19,161,366)	(6,252)	(6,958,362)
Included in earnings-unrealized	4,529,039	2,447	6,327,609
Purchases of investments	19,527,925	71,712	23,489
Sales of investments	(27,897,084)	—	(5,043,086)
Change in ownership allocation of credit default swaps	(34,673)	(33,510)	(15,835)
Change in ownership allocation of total return swaps	(2,955,991)	—	—
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$23,819,312	$34,397	$2,583

	Winton Series	Winton/Graham Series	Frontier Dynamic Series
	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011	For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$—	$—	$10,956,772
Total gains or losses (realized/unrealized):
Included in earnings-realized	(9,969)	(5,791)	(2,157,451)
Included in earnings-unrealized	7,291	(944)	1,317,993
Purchases of investments	83,357	64,011	13,076
Sales of investments	—	—	(10,123,315)
Change in ownership allocation of credit default swaps	(18,791)	(26,895)	(7,075)
Change in inter-series receivable	—	—	—
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$61,888	$30,381	$—

Investments in Unconsolidated Trading Companies:

	Frontier Diversified Series	Frontier Long/Short Commodity Series	Currency Series
	For the Year Ended December 31, 2011	For the Year Ended December 31, 2011	For the Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$12,398,412	$562,705	$—
Change in unrealized in investment of unconsolidated trading companies	(5,086,488)	(753,554)	(162,659)
Realized gain/(loss) in investment of unconsolidated trading companies	1,806,063	267,565	(2,334)
Proceeds from sales of investments of unconsolidated trading companies	(5,387,844)	(798,199)	—
Purchases of investments of unconsolidated trading companies	—	—	2,500,000
Change in ownership allocation	1,411,899	1,576,719	17,114
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$5,142,042	$855,236	$2,352,121

2010:

Swaps:

	Frontier Diversified Series	Frontier Dynamic Series	Frontier Masters Series
	For The Year Ended December 31, 2010	For The Year Ended December 31, 2010	For The Year Ended December 31, 2010

Balance of recurring Level 3 assets as of January 1, 2010	$8,550,639	$10,027,253	$15,972,156
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—	—
Included in earnings-unrealized	416,156	929,519	3,474,611
Purchases of investments	2,500,000	—	14,489,668
Sales of investments	(58,890)	—	(7,694,189)
Change in allocation of total return swaps	—	—	(6,795,479)
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$11,407,905	$10,956,772	$26,242,246

	Balanced Series	Currency Series
	For The Year Ended December 31, 2010	For The Year Ended December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$41,020,535	$4,992,959
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—
Included in earnings-unrealized	8,790,927	675,809
Purchases, sales, issuances, and settlements, net	—	—
Transfers in and/or out of Level 3	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$49,811,462	$5,668,768

Investments in Unconsolidated Trading Companies:

	Frontier Diversified Series	Frontier Long/Short Commodity Series
	For the Year Ended December 31, 2010	For the Year Ended December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$2,540,406	$—
Change in unrealized in investment of unconsolidated trading companies	8,790,928	86,455
Realized gain/(loss) in investment of unconsolidated
Change in ownership allocation	1,067,077	476,250
Transfers in and/or out of Level 3	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$12,398,412	$562,705

Investment in Berkeley Quantitative Colorado Fund LLC

On November 1, 2010, the Berkeley/Graham/Tiverton Series made an investment in a non-registered fund, the Berkeley Quantitative Colorado Fund LLC. As of December 31, 2011 and 2010, the fair value of the investment in Berkeley Quantitative Colorado Fund LLC exceeded five percent of the Berkeley/Graham/Tiverton Series owners' capital balance.

The following table summarizes the Berkeley/Graham/Tiverton Series' investment in Berkeley Quantitative Colorado Fund LLC as of December 31, 2011 and 2010. The management agreement of the investee fund provides for compensation to the investment manager in the form of fees in the monthly amount equal to one-twelfth of 3.0% of the notional account net asset value and 20% of the new high net trading profits earned.

2011

Investment	% of Owners' Capital	Fair value	Income (loss)	Mgmt Fee	Incentive Fees	Investment Objective	Redemptions Permitted
Berkeley Quantitative						Leveraged
Colorado Fund LLC	15.83%	$6,270,844	$(2,373,858)	$791,365	$—	Speculation	Monthly	*

2010

Investment	% of Owners' Capital	Fair value	Income (loss)	Mgmt Fee	Incentive Fees	Investment Objective	Redemptions Permitted
Berkeley Quantitative						Leveraged
Colorado Fund LLC	14.46%	$10,157,099	$153,203	$146,432	$45,345	Speculation	Monthly	*

Information about the investee fund's portfolio is not available to the Series.

*	The interest of a member in Berkeley Quantitative Colorado Fund LLC may be wholly or partially withdrawn on the last trading day of any calendar month provided the managing member has been provided written notice within five business days of such withdrawal.

The Frontier Fund [Member]
Fair Value Measurements

3. Fair Value Measurements

In connection with the valuation of investments the Trust applies ASC 820. ASC 820 provides clarification that when a quoted price in an active market for the identical asset or liability is not available, a reporting entity is required to measure fair value using certain techniques. ASC 820 also clarifies that when estimating the fair value of an asset or liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of an asset or liability. ASC 820 also clarifies that both a quoted price in an active market for the identical asset or liability at the measurement date and the quoted price for the identical asset or liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements.

Level 1 Inputs

Unadjusted quoted prices in active markets for identical financial assets that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Inputs other than quoted prices included in Level 1 that are observable for the financial asset or liabilities, either directly or indirectly. These might include quoted prices for similar financial assets in active markets, quoted prices for identical or similar financial assets in markets that are not active, inputs other than quoted prices that are observable for the financial asset or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs

Unobservable inputs for determining the fair value of financial assets that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the financial asset.

The Trust uses the following methodologies to value instruments within its financial asset portfolio at fair value:

Trading Securities. These instruments include U.S. Treasury securities and open trade equity positions (futures contracts and currency forwards) that are actively traded on public markets with quoted pricing for corroboration. U.S. Treasury securities, futures contracts, and currency forwards are reported at fair value using Level 1 inputs. Trading securities instruments further include open trade equity positions (trading options) that are quoted prices for identical or similar assets that are not traded on active markets. Trading options are reported at fair value using Level 2 inputs.

Swap Contracts. Certain Series of the Trust strategically invest a portion or all of their assets in total return Swaps, selected at the direction of the Managing Owner. Each Series also owns a portion of the Credit Default Swaps ("CDS") based upon ownership percentages of the cash management pool. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts requires significant estimates. Certain Swap contracts are reported utilizing Level 2 inputs. These Swap contracts are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap contracts are reported utilizing Level 3 Inputs. Swap Contracts are reported at fair value based upon a weekly indicative value that is calculated by management using bid/ask prices from the counterparty. This fair value is corroborated by a daily range of valuations provided by a third party pricing service. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. All valuation processes are monitored by the valuation committee of the Managing Owner.

Investment in the Berkeley Quantitative Colorado Fund LLC. Investment in Berkeley Quantitative Colorado Fund LLC is valued based on the daily net asset value as reported by the managing member of the Berkeley Quantitative Colorado Fund LLC. The reported net asset value represents fair value based on observable data such as ongoing redemption and/or subscription activity, which is reported as a Level 2 input.

The following table summarizes the instruments that comprise the Trust's financial asset portfolio, by Series, measured at fair value on a recurring basis as of December 31, 2011 and December 31, 2010, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Open Trade Equity (Deficit)	$(18,489,839)	$11,933,138	$—	$(6,556,701)
Swap Contracts	—	—	24,211,688	24,211,688
U.S. Treasury Securities	78,760,003	—	—	78,760,003
Options Written	—	(3,336,326)	—	(3,336,326)

December 31, 2010	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Open Trade Equity (Deficit)	$(7,009,265)	$31,091,768	$—	$24,082,503
Swap Contracts	—	—	104,877,949	104,877,949
U.S. Treasury Securities	79,198,929	—	—	79,198,929
Options Written	—	(5,464,104)	—	(5,464,104)

For The Year Ended December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$104,877,949
Total gains or losses (realized/unrealized):
Included in earnings-realized	(9,630,838)
Included in earnings-unrealized	(11,724,468)
Purchases of investments	7,004,112
Sales of investments	(66,705,656)
Transfers in and/or out of Level 3	—
Net increase in payments from Managing Owner	390,589

Balance of recurring Level 3 assets as of December 31, 2011	$24,211,688

For The Year Ended December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$81,147,933
Total gains or losses (realized/unrealized):
Included in earnings-realized	509,662
Included in earnings-unrealized	14,287,024
Purchases of investments	18,184,063
Sales of investments	(9,250,733)
Transfers in and/or out of Level 3	—

Balance of recurring Level 3 assets as of December 31, 2010	$104,877,949

The Trust assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Trust's accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2, and 3 during the year.

The Trading Companies Of The Frontier Fund [Member]
Fair Value Measurements
3. Fair Value Measurements

In connection with the valuation of investments, the Trading Companies apply ASC 820. ASC 820 provides clarification that when a quoted price in an active market for the identical asset or liability is not available, a reporting entity is required to measure fair value using certain techniques. ASC 820 also clarifies that when estimating the fair value of an asset or liability, a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of an asset or liability. ASC 820 also clarifies that both a quoted price in an active market for the identical asset or liability at the measurement date and the quoted price for the identical asset or liability when traded as an asset or liability in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements.

Level 1 Inputs

Unadjusted quoted prices in active markets for identical financial assets that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs

Inputs other than quoted prices included in Level 1 that are observable for the financial asset or liabilities, either directly or indirectly. These might include quoted prices for similar financial assets in active markets, quoted prices for identical or similar financial assets in markets that are not active, inputs other than quoted prices that are observable for the financial asset or inputs that are derived principally from or corroborated by market data by correlation or other means.

Level 3 Inputs

Unobservable inputs for determining the fair value of financial assets that reflect an entity's own assumptions about the assumptions that market participants would use in pricing the financial asset.

The Trading Companies uses the following methodologies to value instruments within its financial asset portfolio at fair value:

Trading Securities. These instruments include U.S. Treasury Securities and Open Trade Equity Positions (Futures Contracts, Currency Forwards and Options) that are actively traded on public markets with quoted pricing for corroboration. U.S. Treasury Securities, Futures Contracts, and Currency Forward are reported at fair value using Level 1 inputs. Trading Securities instruments further include Open Trade Equity that are quoted prices for identical or similar assets that are not traded on active markets. Trading Options are reported at fair value using Level 2 inputs from similar financial data in an active market.

Swap Contracts. Certain Swap Contracts are reported utilizing Level 2 inputs. These Swap Contracts are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Certain Trading Companies strategically invest a portion or all of their assets in total return Swaps, selected at the direction of management. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount of value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities. The valuation of swap contracts require significant estimates. Swap contracts utilizing Level 2 inputs are reported at fair value based on daily reports from the swap counterparty that may be corroborated against independent valuation/rate of return information published and available on a daily recurring frequency. Other Swap Contracts are reported utilizing Level 3 Inputs. During the fourth quarter of 2010, these Swap Contracts are reported at fair value based upon daily valuations provided by a third party pricing service and corroborated by weekly counterparty settlement values. The third party pricing service utilizes a Black Scholes pricing model with input adjustments factoring in volatility and liquidity of the instruments. These swap contracts were previously reported at fair value based upon returns/values that were provided on less than a daily frequency from the swap counterparty, requiring additional internal financial modeling to develop pricing.

The following table summarizes the instruments that comprise the Trading Companies financial asset portfolio measured at fair value on a recurring basis as of December 31, 2011 and 2010, segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

December 31, 2011	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Trading Company I LLC
Open Trade Equity	$(260,922)	$556,630	$—	$295,708
Written Options	—	(444,255)	—	(444,255)
Swap Contracts	—	—	17,706,757	17,706,757
Frontier Trading Company II LLC
Open Trade Equity	$4,038,448	$4,360	$—	$4,042,808
Written Options	—	(9,873)	—	(9,873)
Frontier Trading Company V LLC
Open Trade Equity	$1,438,257	$—	$—	$1,438,257
Frontier Trading Company VII, LLC
Open Trade Equity	$(25,934,678)	$—	$—	$(25,934,677)
Frontier Trading Company IX, LLC
Open Trade Equity	$444,769	$—	$—	$444,769
Frontier Trading Company XIV, LLC
Open Trade Equity	$(238,948)	$—	$—	$(238,948)
Frontier Trading Company XV, LLC
Open Trade Equity	$634,671	$11,372,149	$—	$12,006,820
Written Options	—	(2,882,198)	—	(2,882,198)
Frontier Trading Company XVII, LLC
Swap Contracts	$—	$—	$5,881,772	$5,881,772
Frontier Trading Company XVIII, LLC
Open Trade Equity	$596,193	$—	$—	$596,193
Frontier Trading Company XXI, LLC
Open Trade Equity	$792,372	$—	$—	$792,372

December 31, 2010	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
Frontier Trading Company I LLC
Open Trade Equity	$6,100,175	$716,700	$—	$6,816,875
Written Options	—	(128,013)	—	(128,013)
Swap Contracts	—	—	49,811,462	49,811,462
Frontier Trading Company II LLC
Open Trade Equity	6,363,791	6,319	—	6,370,110
Written Options	—	(12,125)	—	(12,125)
Frontier Trading Company III LLC
Open Trade Equity	28,390	—	—	28,390
Written Options	—	(1,292)	—	(1,292)
Swap Contracts	—	—	5,668,768	5,668,768
Frontier Trading Company V LLC
Open Trade Equity	1,427,138			1,427,138
Frontier Trading Company VI LLC
Open Trade Equity	616,291	(22,321)	—	593,970
Written Options	—	(56,300)	—	(56,300)
Frontier Trading Company VII, LLC
Open Trade Equity	(16,876,380)	1,930,895	—	(14,945,485)
Written Options	—	(662,392)	—	(662,392)
Frontier Trading Company VIII, LLC
Swap Contracts	—	—	790,795	790,795
Frontier Trading Company IX, LLC
Open Trade Equity	1,531,050	—	—	1,531,050
Frontier Trading Company X, LLC
Swap Contracts	—	—	11,407,905	11,407,905
Frontier Trading Company XI, LLC
Swap Contracts	—	—	26,242,246	26,242,246
Frontier Trading Company XII, LLC
Swap Contracts	—	—	10,956,756	10,956,756
Frontier Trading Company XIII, LLC
Open Trade Equity	—	—	—	—
Frontier Trading Company XIV, LLC
Open Trade Equity	323,845	—	—	323,845
Frontier Trading Company XV, LLC
Open Trade Equity	(6,523,511)	28,460,119	—	21,936,608
Written Options	—	(4,603,983)	—	(4,603,983)

The changes in Level 3 assets measured at fair value on a recurring basis are summarized in the following tables. Swap Contract asset gains and losses (realized/unrealized) included in earnings are classified in "net realized and unrealized gain/(loss) on investments—net realized and unrealized gain/(loss) on swap contracts" on the statements of operations. During the year ended December 31, 2011 and 2010, all identified level three assets are components of the Frontier Trading Company I, Frontier Trading Company III, Frontier Trading Company VIII, Frontier Trading Company X, Frontier Trading Company XI and Frontier Trading Company XII.

2011:

Swap Contracts	Frontier Trading Company I LLC For The Year Ending December 31, 2011	Frontier Trading Company XVII, LLC For The Year Ending December 31, 2011
Balance of recurring Level 3 assets as of January 1, 2011	$49,811,462	$—
Total gains or losses (realized/unrealized):
Included in earnings-realized	6,689,123	36,540
Included in earnings-unrealized	(18,631,737)	(404,768)
Purchases, sales, issuances, and settlements, net	(20,162,091)	6,250,000
Transfers in and/or out of Level 3	—	—

Balance of recurring Level 3 assets as of December 31, 2011	$17,706,757	$5,881,772

2010:

Swap Contracts	Frontier Trading Company I LLC For The Year Ending December 31, 2010	Frontier Trading Company III LLC For The Year Ending December 31, 2010	Frontier Trading Company VIII, LLC For The Year Ending December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$41,020,535	$4,992,959	$584,770
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—	509,662
Included in earnings-unrealized	292,551	729,826	—
Purchases, sales, issuances, and settlements, net	8,498,376	(54,017)	(303,637)
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$49,811,462	$5,668,768	$790,795

Swap Contracts	Frontier Trading Company X, LLC For The Year Ending December 31, 2010	Frontier Trading Company XI, LLC For The Year Ending December 31, 2010	Frontier Trading Company XII, LLC For The Year Ending December 31, 2010
Balance of recurring Level 3 assets as of January 1, 2010	$8,550,639	$15,972,157	$10,027,253
Total gains or losses (realized/unrealized):
Included in earnings-realized	—	—	—
Included in earnings-unrealized	416,157	3,474,611	929,503
Included in other comprehensive income	—	—	—
Purchases, sales, issuances, and settlements, net	2,441,109	6,795,478	—
Transfers in and/or out of Level 3	—	—	—

Balance of recurring Level 3 assets as of December 31, 2010	$11,407,905	$26,242,246	$10,956,756

The Trading Companies assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Trading Company's accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no significant transfers among levels 1, 2, and 3 during the year.

Swaps	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Swaps

4. Swaps

In addition to authorizing Trading Advisors to manage pre-determined investment levels of futures and forward contracts, certain Series of the Trust will strategically invest a portion or all of their assets in total return Swaps, selected at the direction of the Managing Owner. Total return Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical total return Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities.

Each Series invests in Credit Default Swaps ("CDS") with highly-rated counterparties as part of its portfolio. CDSs are over-the-counter investment instruments designed to mitigate counterparty risk and generally pay upon the happening of a credit default of a counterparty. The CDS are allocated to each Series based on their percentage ownership in the pooled cash management assets at U.S. Bank National Association as of the reporting date. Approximately 27% of the Trust's U.S. Bank National Association exposure is risk-hedged in this manner with BNP Paribas through March 20, 2012, and 8% with Societe Generale through March 20, 2012.

Each Series' investment in swaps will likely differ substantially over time due to cash flows, portfolio management decisions and market movements. The Swaps serve to diversify the investment holdings of each Series and to provide access to programs and advisors that would not be otherwise available to the Series, and are not used for hedging purposes.

The Managing Owner follows a procedure in selecting well-established financial institutions which the Managing Owner, in its sole discretion, considers to be reputable, reliable, financially responsible and well established to act as swap counterparties. The procedure includes due diligence review of documentation on all new and existing financial institution counterparties prior to initiation of the relationship, and quarterly ongoing review during the relationship, to ensure that counterparties meet the Managing Owner's minimum credit requirements, the counterparty average rating being no less than an investment grade rating as defined by the rating agencies. As of December 31, 2011, approximately 5.0% of the Trust's assets were deposited with over-the-counter counterparties in order to initiate and maintain Swaps.

The Series may strategically invest assets in one or more swaps linked to certain underlying investments or indices at the direction of the Managing Owner. The Trading Company in which the assets of these Series will be invested will not own any of the investments or indices referenced by any Swap entered into by these Series. In addition, neither the swap counterparty to the Trading Company of these Series nor any advisor referenced by any such Swap is a Trading Advisor to these Series.

The Series have invested in the following Swaps as of December 31, 2011:

	Frontier Diversified Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$131,004	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$46,730	$(23,012)

Fair Value as of 12/31/2011	$131,004	$—

	Frontier Long/Short Commodity Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$74,898	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$33,374	$(12,845)

Fair Value as of 12/31/2011	$74,898	$—

	Frontier Masters Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$57,225	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$14,031	$(11,257)

Fair Value as of 12/31/2011	$57,225	$—

	Balanced Series
	Credit Default Swap	Credit Default Swap	Option Basket	Option Basket
Counterparty	BNP Paribas	Societe Generale	Company A	DeutscheBank
Notional Amount	$230,783	$0	$14,129,540	$23,551,287
Termination Date	3/20/2012	3/20/2012	11/6/2012	6/30/2016
Investee Returns	On Default	On Default	Total Returns	Total Returns
Realized Gain/(Loss)	$—	$—	$6,689,123	$—

Unrealized Gain/(Loss)	$87,639	$(41,932)	$(18,838,844)	$(368,228)

Fair Value as of 12/31/2011	$230,783	$—	$17,706,757	$5,881,772

	Berkeley/Graham/Tiverton Series (1)
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$34,397	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$10,346	$(7,899)

Fair Value as of 12/31/2011	$34,397	$—

(1)	Formerly known as the Campbell/Graham/Tiverton Series

	Currency Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$2,583	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$(2,228)	$(1,374)

Fair Value as of 12/31/2011	$2,583	$—

	Winton Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$61,888	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$19,456	$(12,165)

Fair Value as of 12/31/2011	$61,888	$—

	Winton/Graham Series
	Credit Default Swap	Credit Default Swap
Counterparty	BNP Paribas	Societe Generale
Notional Amount	$30,381	$0
Termination Date	3/20/2012	3/20/2012
Investee Returns	On Default	On Default
Realized Gain/(Loss)	$—	$—

Unrealized Gain/(Loss)	$6,528	$(7,471)

Fair Value as of 12/31/2011	$30,381	$—

The Series have invested in the following Swaps as of December 31, 2010:

	Option Basket Frontier Diversified Series	Option Basket Frontier Dynamic Series	Option Basket Frontier Masters Series	Option Basket Balanced Series
Series:	Frontier Diversified Series	Frontier Dynamic Series	Frontier Masters Series	Balanced Series
Counterparty	Company D	Company E	Company F	Company A
Notional Amount	$15,569,595	$27,048,602	$26,242,246	$68,460,196
Termination Date	6/6/2014	6/6/2014	6/6/2014	11/6/2012
Investee Returns	Total Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$0	$0	$0

Unrealized Gain/(Loss)	$416,156	$929,519	$3,474,611	$8,790,927

Fair Value as of 12/31/2010	$11,407,905	$10,956,772	$26,242,246	$49,811,462

	Option Basket Currency Series	Reuters/Jefferies CRB Index	Jefferies Commodity Performance Index
Series:	Currency Series	Long/Only Commodity Series	Long/Only Commodity Series
Counterparty	Company B	Company C	Company C
Notional Amount	$11,567,063	$2,040,000	$2,040,000
Termination Date	1/26/2013	2/28/2011	2/28/2011
Investee Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$190,556	$319,106

Unrealized Gain/(Loss)	$675,809	$0	$0

Fair Value as of 12/31/2010	$5,668,768	$415,648	$375,148

The Frontier Fund [Member]
Swaps

4. Swaps

In addition to authorizing Trading Advisors to manage pre-determined investment levels of futures and forward contracts, certain Series of the Trust will strategically invest a portion or all of their assets in total return swaps, selected at the direction of the Managing Owner. Total return Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical total return Swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities.

The Trust invests in Credit Default Swaps ("CDS") with highly-rated counterparties as part of its portfolio. CDSs are over-the-counter investment instruments designed to mitigate counterparty risk and generally pay upon the happening of a credit default of a counterparty. The CDS are allocated to each Series based on their percentage ownership in the pooled cash management assets at U.S. Bank National Association as of the reporting date. Approximately 27% of the Trust's U.S. Bank National Association exposure is risk-hedged in this manner with BNP Paribas through March 20, 2012, and 8% with Societe Generale through March 20, 2012.

The Trust's investment in Swaps will likely differ substantially over time due to cash flows, portfolio management decisions and market movements. The Swaps serve to diversify the investment holdings of the Trust and to provide access to programs and advisors that would not be otherwise available to the Trust, and are not used for hedging purposes.

The Managing Owner follows a procedure in selecting well-established financial institutions which the Managing Owner, in its sole discretion, considers to be reputable, reliable, financially responsible and well established to act as swap counterparties. The procedure includes due diligence review of documentation on all new and existing financial institution counterparties prior to initiation of the relationship, and quarterly ongoing review during the relationship, to ensure that counterparties meet the Managing Owner's minimum credit requirements, the counterparty average rating being no less than an investment grade rating as defined by the rating agencies. As of December 31, 2011, approximately 5.0% of the Trust's assets were deposited with over-the-counter counterparties in order to initiate and maintain Swaps.

The Trust strategically invests assets in one or more swaps linked to certain underlying investments or indices at the direction of the Managing Owner. The Trading Company in which the assets of the Trust will be invested will not own any of the investments or indices referenced by any swap entered into by the Trust. In addition, neither the swap counterparty nor any advisor referenced by any such swap is a Trading Advisor to the Trust.

The Trust has invested in the following Swaps as of December 31, 2011:

	Credit Default Swap	Credit Default Swap	Option Basket	Option Basket
Counterparty	BNP Paribas	Societe Generale	Company A	DeutscheBank
Notional Amount	$623,160	$0	$14,129,540	$23,551,287
Termination Date	3/20/2012	3/20/2012	11/6/2012	6/30/2016
Investee Returns	On Default	On Default	Total Returns	Total Returns
Realized Gain/(Loss)	$—	$—	$6,689,123	$—

Unrealized Gain/(Loss)	$213,160	$(120,458)	$(18,838,844)	$(368,228)

Fair Value as of 12/31/2011	$623,159	$—	$17,706,757	$5,881,772

The Trust has invested in the following Swaps as of December 31, 2010:

	Option Basket	Option Basket	Option Basket	Option Basket
Counterparty	Company D	Company E	Company F	Company A
Notional Amount	$15,569,595	$27,048,602	$26,242,246	$68,460,196
Termination Date	6/6/2014	6/6/2014	6/6/2014	11/6/2012
Investee Returns	Total Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$0	$0	$0

Unrealized Gain/(Loss)	$416,156	$929,519	$3,474,611	$8,790,927

Fair Value as of 12/31/2010	$11,407,905	$10,956,772	$26,242,246	$49,811,462

		Option Basket	Reuters/Jefferies CRB Index	Jefferies Commodity Performance Index
Counterparty		Company B	Company C	Company C
Notional Amount		$11,567,063	$2,040,000	$2,040,000
Termination Date		1/26/2013	2/28/2011	2/28/2011
Investee Returns		Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)		$0	$190,556	$319,106

Unrealized Gain/(Loss)		$675,809	$0	$0

Fair Value as of 12/31/2010		$5,668,768	$415,648	$375,148

The Trading Companies Of The Frontier Fund [Member]
Swaps

4. Swaps

In addition to authorizing Trading Advisors to manage pre-determined investment levels of futures and forward contracts, certain Trading Companies of the Trust will strategically invest a portion or all of their assets in total return swaps, selected at the direction of management. Swaps are privately negotiated contracts designed to provide investment returns linked to those produced by one or more investment products or indices. In a typical swap, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on one or more particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular investment, or in a "basket" of securities.

Each Trading Companies' investment in swaps will likely differ substantially over time due to cash flows, portfolio management decisions and market movements. The Swaps serve to diversify the investment holdings of each Trading Company and to provide access to programs and advisors that would not be otherwise available to the Trading Companies, and are not used for hedging purposes.

Management follows a procedure in selecting well-established financial institutions which management, in its sole discretion, considers to be reputable, reliable, financially responsible and well established, to act as swap counterparties. The procedure includes due diligence review of documentation on all new and existing financial institution counterparties prior to initiation of relationship, and quarterly ongoing review during the relationship, to ensure that counterparties meet the managements' minimum credit requirements, the counterparty average rating being no less than an investment grade rating as defined by the rating agencies.

The Trading Companies strategically invest assets in one or more swaps linked to certain underlying investments or indices, at the direction of management. The Trading Companies will not own any of the investments or indices referenced by any swap. In addition, the swap counterparty to the Trading Company is not a Trading Advisor to these Trading Companies.

The Trading Companies have invested in the following Swaps as of December 31, 2011.

	Option Basket Frontier Trading Company I, LLC	Option Basket Frontier Trading Company XVII, LLC
Counterparty	Company A	Company B
Notional Amount	$14,129,540	$23,551,287
Termination Date	11/6/2012	6/6/2014
Investee Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$6,689,123	$—

Unrealized Gain/(Loss)	$(18,832,300)	$(368,228)

Fair Value as of 12/31/2011	$17,706,757	$5,881,772

The Trading Companies have invested in the following Swaps as of December 31, 2010.

	Option Basket Frontier Trading Company X, LLC	Option Basket Frontier Trading Company XII, LLC	Option Basket Frontier Trading Company XI, LLC	Option Basket Frontier Trading Company I LLC
Counterparty	Company D	Company E	Company F	Company A
Notional Amount	$15,569,595	$27,048,602	$26,242,246	$68,460,196
Termination Date	6/6/2014	6/6/2014	6/6/2014	11/6/2012
Investee Returns	Total Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$0	$0	$0

Unrealized Gain/(Loss)	$416,156	$929,503	$3,474,611	$8,790,927

Fair Value as of 12/31/2010	$11,407,905	$10,956,756	$26,242,246	$49,811,462

	Option Basket Frontier Trading Company III, LLC	Reuters/Jefferies CRB Index Frontier Trading Company VIII, LLC	Jefferies Commodity Performance Index Frontier Trading Company VIII, LLC
Counterparty	Company B	Company C	Company C
Notional Amount	$11,567,063	$2,040,000	$2,040,000
Termination Date	7/26/2013	2/28/2011	2/28/2011
Investee Returns	Total Returns	Total Returns	Total Returns
Realized Gain/(Loss)	$0	$190,556	$319,106

Unrealized Gain/(Loss)	$675,809	$0	$0

Fair Value as of 12/31/2010	$5,668,768	$415,648	$375,148

Investments In Unconsolidated Trading Companies (The Series Of The Frontier Fund [Member])	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Investments In Unconsolidated Trading Companies

5. Investments in Unconsolidated Trading Companies

Investments in unconsolidated trading companies represent cash and open trade equity invested in the Trading Companies by each Series and cumulative trading profits or losses allocated to each Series by the Trading Companies. Trading Companies allocate trading profits or losses on the basis of the proportion of each Series' capital allocated for trading to each respective Trading Company, which bears no relationship to the amount of cash invested by a Series in the Trading Company. The Trading Companies are valued using the equity method of accounting, which approximates fair value.

The following table summarizes the Balanced Series, Winton Series, Currency Series, Berkeley/Graham/Tiverton Series, Winton/Graham Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, and Frontier Masters Series investments in unconsolidated Trading Companies as of December 31, 2011 and December 31, 2010.

	As of December 31, 2011		As of December 31, 2010
	Percentage of Series Net Assets Invested in Unconsolidated Trading Companies	Fair Value	Percentage of Series Net Assets Invested in Unconsolidated Trading Companies	Fair Value
Series
Balanced Series —
Frontier Trading Companies II, V and VII	6.17%	$18,255,809	9.82%	$42,072,378

Winton Series —
Frontier Trading Company II	9.45%	$4,731,916	10.25%	$6,222,907

Currency Series —
Frontier Trading Company XVII	54.46%	$2,352,121	—	$—

Berkeley/Graham/Tiverton Series — (1)
Frontier Trading Companies V and XV	20.79%	$8,234,047	18.04%	$12,665,871

Winton/Graham Series —
Frontier Trading Companies II and V	27.53%	$8,473,424	5.35%	$3,383,251

Frontier Long/Short Commodity Series —
Frontier Trading Company I and XVIII	5.03%	$4,081,988	42.71%	$32,964,448

Managed Futures Index Series —
Frontier Trading Company IX	—	$—	19.24%	$992,837

Frontier Diversified Series —
Frontier Trading Companies I, II, V, VII, IX, XIV, XV, XVIII and XXI	28.54%	$38,240,171	34.45%	$54,940,095

Frontier Masters Series —
Frontier Trading Companies II, XIV and XV	8.92%	$4,717,914	24.02%	$15,921,658

(1)	Formerly known as the Campbell/Graham/Tiverton Series

During 2010, the Balanced Series was invested in the Cantab Trading Company – Aristarchus Program, LLC, QIM Trading Company – Global Program, LLC, Tiverton Trading Company – Discretionary Program, LLC and Winton Trading Company – Diversified Program, LLC, part of such time as the majority owner. These investments were liquidated prior to December 31, 2010. Trading results for the year ended December 31, 2010 are disclosed on the statements of operations as components included in net gain/(loss) on investments.

During 2010, the Frontier Diversified Series was invested in the Beach Horizon Trading company – Horizon Program, LLC, part of such time as the majority owner. This investment was liquidated prior to December 31, 2010. Trading results for the year ended December 31, 2010 are disclosed on the statements of operations as components included in net gain/(loss) on investments.

The following table summarizes the Balanced Series, Winton Series, Currency Series, Berkeley/Graham/Tiverton Series, Winton/Graham Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, and Frontier Masters Series equity in earnings from unconsolidated Trading Companies as of December 31, 2011, 2010 and 2009.

	Year Ended December 31, 2011				Year Ended December 31, 2010				Year Ended December 31, 2009
Trading Company	Trading Commissions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Income (Loss)	Trading Commissions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Income (Loss)	Trading Commissions	Realized Gain/ (Loss)	Change in Unrealized Gain/ (Loss)	Net Income (Loss)
Balanced Series -—
Frontier Trading Company II LLC	$(43,339)	$6,799,558	$(505,785)	$6,250,434	$(60,597)	$7,096,974	$1,629,413	8,665,790	$(39,049)	$(607,023)	$(398,216)	(1,044,288)
Frontier Trading Company V LLC	(43,402)	(1,265,653)	264,191	(1,044,864)	—	—	—	—	—	—	—	—
Frontier Trading Company VI LLC	—	—	—	—	(14,868)	965,003	504,197	1,454,332	—	—	—	—
Frontier Trading Company VII, LLC	(1,127,503)	6,626,621	32,869,596	38,368,714	(2,786,670)	32,281,979	(11,621,678)	17,873,631	(2,080,917)	27,805,547	(11,570,476)	14,154,154
Frontier Trading Company XIV, LLC	(83,595)	2,045,925	(189,232)	1,773,098	(125,524)	(372,806)	2,118,611	1,620,281	—	—	—	—
Frontier Trading Company XVI, LLC	—	—	—	—	(3,985)	(13,787)	114,194	96,422	—	—	—	—
Frontier Trading Company XIX, LLC	—	—	—	—	(1,753)	(2,055)	(86,166)	(89,974)	—	—	—	—

Total	$(1,297,839)	$14,206,451	$32,438,770	$45,347,382	$(2,993,397)	$39,955,308	$(7,341,429)	$29,620,482	$(2,119,966)	$27,198,524	$(11,968,692)	$13,109,866

Winton Series —
Frontier Trading Company II LLC	$(40,368)	$6,690,990	$(780,897)	$5,869,725	$(83,447)	$9,623,332	$2,307,042	$11,846,927	$(41,731)	$127,741	$940,666	$1,026,676

Currency Series —
Frontier Trading Company XVII LLC	$—	$—	$(164,993)	$(164,993)	$—	$—	$—	$—	$—	$—	$—	$—

Tiverton/Graham/Transtrend Series — (1)
Frontier Trading Company I LLC	$—	$—	$—	$—	$—	$—	$—	$—	$(54,718)	$2,098,961	$(2,458,268)	$(414,025)
Frontier Trading Company V LLC	(240,088)	(3,589,415)	(84,896)	(3,914,399)	(259,831)	2,255,644	211,805	2,207,618	(155,621)	2,611,025	857,819	3,313,223
Frontier Trading Company VI LLC	(1,460)	259,429	(127,648)	130,321	(25,986)	(1,123,772)	30,335	(1,119,423)	(31,412)	35,919	(562,368)	(557,861)
Frontier Trading Company XV, LLC	(71,567)	(1,375,589)	1,204,986	(242,170)	(99,106)	834,219	1,746,847	2,481,960	(13,031)	2,775,831	(2,856,755)	(93,955)

Total	$(313,115)	$(4,705,575)	$992,442	$(4,026,248)	$(384,923)	$1,966,091	$1,988,987	$3,570,155	$(254,782)	$7,521,736	$(5,019,572)	$2,247,382

Winton/Graham Series —
Frontier Trading Company II LLC	$(17,959)	$3,055,428	$(461,106)	$2,576,363	$(43,976)	$5,238,242	$1,127,914	$6,322,180	$(29,942)	$(1,439,961)	$(100,553)	$(1,570,456)
Frontier Trading Company V LLC	(140,866)	(4,249,135)	561,357	(3,828,644)	—	—	—	—	(46,668)	(892,742)	(397,116)	$(1,336,526)

	$(158,825)	$(1,193,707)	$100,251	$(1,252,281)	$(43,976)	$5,238,242	$1,127,914	$6,322,180	$(76,610)	$(2,332,703)	$(497,669)	$(2,906,982)

Frontier Long/Short Commodity Series —
Frontier Trading Company I LLC	$(53,652)	$521,524	$(348,510)	$119,362	$(21,648)	$242,186	$432,867	$653,405	$—	$—	$—	$—
Frontier Trading Companies VII, LLC	(351,809)	73,665,834	(63,287,455)	10,026,570	(1,418,244)	3,385,377	19,061,138	21,028,271	—	—	—	—
Frontier Trading Companies XIII, LLC	—	—	—	—	—	—	—	—	(9,702)	135,132	232,252	357,682
Frontier Trading Companies XVIII, LLC	(6,881)	(419,984)	88,039	(338,826)	—	—	—	—	—	—	—	—

Total	$(412,342)	$73,767,374	$(63,547,926)	$9,807,106	$(1,439,892)	$3,627,563	$19,494,005	$21,681,676	$(9,702)	$135,132	$232,252	$357,682

Managed Futures Index Series —
Frontier Trading Company IX, LLC	$(10,986)	$(116,822)	$(186,788)	$(314,596)	$(22,391)	$153,962	$305,118	$436,689	$(11,181)	$(418,895)	$(37,724)	$(467,800)

Frontier Diversified Series —
Frontier Trading Company I LLC	$(1,104,816)	$21,062,981	$(26,932,976)	$(6,974,811)	$(691,807)	$6,685,326	$1,898,999	$7,892,518	$(61,046)	$(451,278)	$829,194	$316,870
Frontier Trading Company II LLC	(19,384)	3,076,744	(208,794)	2,848,566	(14,646)	1,838,376	587,981	2,411,711	(3,889)	220,818	(49,836)	167,093
Frontier Trading Company V LLC	(47,636)	(988,868)	86,947	(949,557)	(23,040)	357,076	102,969	437,005	(2,364)	33,096	3,645	34,377
Frontier Trading Company VI LLC	(1,069)	192,170	(95,556)	95,545	(10,342)	611,668	(135,057)	466,269	(2,433)	64,984	24,700	87,251
Frontier Trading Company VII, LLC	(440,172)	1,564,889	12,517,256	13,641,973	(606,110)	10,946,282	(6,245,452)	4,094,720	(161,540)	742,948	22,737	604,145
Frontier Trading Company IX, LLC	(20,834)	(441,236)	(165,784)	(627,854)	(18,356)	180,713	96,846	259,203	—	—	—	—
Frontier Trading Company XIII, LLC	—	—	—	—	(6,553)	(170,793)	532,671	355,325	(1,111)	50,955	(1,487)	48,357
Frontier Trading Company XIV, LLC	(163,261)	3,091,582	(179,388)	2,748,933	(67,921)	509,701	442,502	884,282	(4,279)	375,335	(405,630)	(34,574)
Frontier Trading Company XV, LLC	(135,881)	(3,655,745)	3,398,496	(393,130)	(67,020)	150,833	1,799,056	1,882,869	(5,111)	1,204,823	(1,256,422)	(56,710)
Frontier Trading Company XVIII, LLC	(13,242)	(807,647)	170,644	(650,245)	—	—	—	—	—	—	—	—
Frontier Trading Company XXI, LLC	(674)	(34,861)	7,801	(27,734)	—	—	—	—	—	—	—	—

Total	$(1,946,969)	$23,060,009	$(11,401,354)	$9,711,686	$(1,505,795)	$21,109,182	$(919,485)	$18,683,902	$(241,773)	$2,241,681	$(833,099)	$1,166,809

Frontier Masters Series —
Frontier Trading Company I LLC	$—	$—	$—	$—	$—	$—	$—	$—	$(25,646)	$267,261	$158,965	$400,580
Frontier Trading Company II LLC	(11,513)	1,821,473	(233,882)	1,576,078	(18,791)	2,637,598	314,929	2,933,736	(5,498)	187,741	125,558	307,801
Frontier Trading Company XIV, LLC	(162,921)	3,352,307	24,021	$3,213,407	(116,343)	701,209	989,008	1,573,874	(7,405)	609,453	(566,292)	35,756
Frontier Trading Company XV, LLC	(47,033)	(1,019,827)	1,001,479	$(65,381)	(54,694)	326,904	1,227,286	1,499,496	(5,179)	1,192,556	(1,248,716)	(61,339)

Total	$(221,467)	$4,153,953	$791,618	$4,724,104	$(189,828)	$3,665,711	$2,531,223	$6,007,106	$(43,728)	$2,257,011	$(1,530,485)	$682,798

(1)	Formerly known as the Berkeley/Graham/Tiverton Series

Transactions With Affiliates	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Transactions With Affiliates

6. Transactions with Affiliates

The Managing Owner contributes funds to the Series' in order to have a 1% interest in the aggregate capital, profits and losses of all Series and in return will receive units designated as general units in the Series in which the Managing Owner invests such funds. The general units may only be purchased by the Managing Owner and may be subject to no advisory fees or management advisory fees at reduced rates. Otherwise, the general units hold the same rights as the limited units. The Managing Owner is required to maintain at least a 1% interest ("Minimum Purchase Commitment") in the aggregate capital, profits and losses of all Series so long as it is acting as the Managing Owner of the Trust. Such contribution was made by the Managing Owner before trading commenced for the Trust and will be maintained throughout the existence of the Trust, and the Managing Owner will make such purchases as are necessary to effect this requirement. Additionally, the Managing Owner agreed with certain regulatory bodies to maintain a 1% interest specifically in the Balanced Series Class 1 a Units and Balanced Series Class 2a Units, aggregated, and each of the Long Only Commodity Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series. The 1% interest in these specific Series is included in computing the Minimum Purchase Commitment in aggregate capital. In addition to the general units the Managing Owner receives in respect of its Minimum Purchase Commitment, the Managing Owner may purchase Limited Units in any Series as a Limited Owner. Principals of the Managing Owner or affiliates are allowed to own beneficial interests in the Trust, as well. All Units purchased by the Managing Owner are held for investment purposes only and not for resale. The Managing Owner may make purchases or redemptions at any time on the same terms as any Limited Owner. The Trust has and will continue to have certain relationships with the Managing Owner and its affiliates.

The Balanced Series had advanced funds to the Currency Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series for the purpose of investing in the respective Trading Company for such Series on behalf of the Balanced Series. All of these advances have been repaid as of December 31, 2011.

On July 18, 2011, the Balanced Series reduced its inter-series advance to the Dynamic Series in exchange for ownership in a total return swap contract in the amount of $27,379,284 which approximated fair value in accordance with the Series' valuation policies at the date of transfer.

The following table summarizes the Balanced Series advances to and reductions from the Currency Series and Frontier Dynamic Series of the Trust for the years ended December 31, 2011 and 2010 as well as the Frontier Diversified Series and the Frontier Masters Series for the year ended December 31, 2010.

Balanced Series

Summary by Quarter

For the Year Ended December 31, 2011

		Frontier
	Currency Series	Dynamic Series	Total
Inter-series receivables January 1, 2011	$12,816,775	$28,320,283	$41,137,058
Additions during period	—	—	—
Reduction during period	—	—	—
Net change in inter-series receivables	(476,691)	(563,946)	(1,040,637)

Inter-series receivables March 31, 2011	$12,340,084	$27,756,337	$40,096,421

Additions during period	—	—	—
Reduction during period	—	—	—
Net change in inter-series receivables	(46,549)	284,461	237,912

Inter-series receivables June 30, 2011	$12,293,535	$28,040,798	$40,334,333

Additions during period	—	—	—
Reduction during period	(11,281,861)	(27,379,283)	(38,661,144)
Net change in inter-series receivables	(1,011,674)	(661,515)	(1,673,189)

Inter-series receivables September 30, 2011	$—	$—	$—

Additions during period	—	—	—
Reduction during period	—	—	—
Net change in inter-series receivables	—	—	—

Inter-series receivables December 31, 2011	$—	$—	$—

Balanced Series

Summary by Quarter

For the Year Ended December 31, 2010

	Currency	Frontier	Frontier	Frontier
	Series	Diversified Series	Dynamic Series	Masters Series	Total
Inter-series receivables January 1, 2010	$12,266,758	$10,962,073	$27,676,116	$18,184,135	$69,089,082
Additions during period	—	—	—	—	—
Reduction during period	—	—	—	—	—
Net change in inter-series receivables	329,038	(102,443)	(129,208)	125,024	222,411

Inter-series receivables March 31, 2010	$12,595,796	$10,859,630	$27,546,908	$18,309,159	$69,311,493
					—
Additions during period	—	—	—	—	—
Reduction during period	—	(11,139,253)	—	—	(11,139,253)
Net change in inter-series receivables	177,705	279,623	(130,449)	(122,674)	204,205

Inter-series receivables June 30, 2010	$12,773,501	$—	$27,416,459	$18,186,485	$58,376,445

Additions during period	—	—	—	—	—
Reduction during period	—	—	—	(19,013,476)	(19,013,476)
Net change in inter-series receivables	238,872	—	538,835	826,991	1,604,698

Inter-series receivables September 30, 2010	$13,012,373	$—	$27,955,294	$—	$40,967,667

Additions during period	—	—	—	—	—
Reduction during period	—	—	—	—	—
Net change in inter-series receivables	(195,598)	—	364,989	—	169,391

Inter-series receivables December 31, 2010	$12,816,775	$—	$28,320,283	$—	$41,137,058

Expenses

Management Fees—Each Series of Units pays to the Managing Owner a monthly management fee equal to a certain percentage of such Series' assets attributable to such Series (including notional assets), calculated on a daily basis. The annual rate of the management fee is 0.5% for the Balanced Series, 2.0% for the Winton Series, Currency Series, Long Only Commodity Series, Frontier Long/Short Commodity Series Class 1 a and Class 2a, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series, 2.5% for the Winton/Graham Series and Berkeley/Graham/Tiverton Series, and 3.5% for the Frontier Long/Short Commodity Series Class 1 and Class 2. The Managing Owner may pay all or a portion of such management fees to the Trading Advisor(s) for such Series.

Trading Fees—In connection with each Series' trading activities, the Frontier Long/Short Commodity Series (Classes 1, 2 and 3), Balanced Series, Currency Series, Berkeley/Graham/Tiverton Series, Long/Only Commodity Series, Managed Futures Index Series, Winton Series and Winton/Graham Series pays to the Managing Owner a trading fee, or FCM Fee, up to 0.75% of such Series' NAV, calculated daily. The Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series (Classes 1a and 2a) and Frontier Masters Series pays to the Managing Owner a trading fee, or FCM Fee, up to 2.25% and a custodial/due diligence fee of 0.12% of such Series' NAV, calculated daily.

Incentive Fees—Some Series pay to the Managing Owner an incentive fee of a certain percentage of new net trading profits generated by such Series, monthly or quarterly. Because the Balanced Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Currency Series and Frontier Long/Short Commodity Series may each employ multiple Trading Advisors, these Series will pay the

Managing Owner a monthly incentive fee calculated on a Trading Advisor by Trading Advisor basis. It is therefore possible that in any given period the Balanced Series or the Frontier Long/Short Commodity Series may pay incentive fees to the Managing Owner for one or more Trading Advisors while each of these Series as a whole experiences losses. The incentive fee is 25% for the Balanced Series and the Frontier Diversified Series and 20% for the Winton Series, Currency Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Frontier Long/Short Commodity Series, Frontier Dynamic Series and Frontier Masters Series. Each Series implements hurdle rates that vary between Series. New net trading Profits must exceed this hurdle rate in order to pay incentive fees to the Managing Owner. There is no incentive fee for the Long Only Commodity Series or the Managed Futures Index Series. The Managing Owner may pay all or a portion of such incentive fees to the Trading Advisor(s) for such Series.

Service Fees—In addition, with respect to Class 1 and Class 1a Units of each Series, as applicable, the Series pays monthly or quarterly to the Managing Owner a service fee at an annualized rate, as described in more detail above, which the Managing Owner pays to selling agents of the Trust.

The following table summarizes fees incurred to the Managing Owner for the year ended December 31, 2011.

Series:	Management Fee	Trading Fee	Incentive Fee	Service Fee
Frontier Diversified Series	$1,988,295	$3,469,475	$4,954,751	$1,797,911
Frontier Dynamic Series	—	376,388	—	51,746
Frontier Long/Short Commodity Series	3,607,413	768,116	2,887,684	824,266
Frontier Masters Series	1,439,579	1,411,575	805,663	809,423
Balanced Series	2,615,058	1,760,639	13,141,331	7,074,592
Berkeley/Graham/Tiverton Series	1,240,589	280,872	29,678	1,422,634
Currency Series	80,701	60,410	—	153,870
Long Only Commodity Series	37,451	14,105	—	38,421
Managed Futures Index Series	91,855	21,395	—	11,957
Winton Series	1,225,133	285,429	813,809	1,271,915
Winton/Graham Series	1,382,514	221,789	298,707	1,023,780

The following table summarizes fees incurred to the Managing Owner for the year ended December 31, 2010

Series:	Management Fee	Trading Fee	Incentive Fee	Service Fee
Frontier Diversified Series	$1,149,719	$2,734,353	$4,102,217	$1,465,769
Frontier Dynamic Series	—	687,992	—	91,089
Frontier Long/Short Commodity Series	3,355,920	425,521	3,065,308	1,174,272
Frontier Masters Series	1,093,634	1,507,560	490,628	675,234
Balanced Series	2,253,874	1,810,726	13,893,116	8,595,406
Berkeley/Graham/Tiverton Series	2,289,188	360,892	270,462	1,927,715
Currency Series	163,333	102,763	—	216,919
Long Only Commodity Series	52,798	20,116	—	65,418
Managed Futures Index Series	120,305	26,465	—	32,965
Winton Series	1,529,612	291,849	534,245	1,456,391
Winton/Graham Series	1,959,820	286,314	702,432	1,373,119

The following table summarizes fees incurred to the Managing Owner for the year ended December 31, 2009

Series:	Management Fee	Trading Fee	Incentive Fee	Service Fee
Balanced Series	$189,654	$656,932	$299,318	$179,789
Winton Series	—	391,638	—	43,521
Berkeley/Graham/Tiverton Series	2,923,989	350,577	2,135,357	1,437,570
Currency Series	336,955	444,862	9,073	95,272
Winton/Graham Series	1,555,348	1,937,150	7,386,253	9,120,995
Long Only Commodity Series	2,291,126	421,502	222,963	2,148,431
Frontier Long/Short Commodity Series	161,155	140,572	—	302,067
Managed Futures Index Series	53,403	21,077	—	68,696
Winton Series	78,544	19,812	—	41,467
Winton/Graham Series	1,430,660	331,643	(21,347)	1,634,324

The following table summarizes fees payable to the Managing Owner as of December 31, 2011

Series:	Management Fee Payable	Trading Fee Payable	Incentive Fee Payable	Service Fee Payable
Frontier Diversified Series	$180,232	$269,021	$522,033	$76,877
Frontier Dynamic Series	—	—	—	—
Frontier Long/Short Commodity Series	284,677	83,646	127,052	22,920
Frontier Masters Series	117,541	105,278	—	41,911
Balanced Series	241,525	176,398	1,195,031	435,380
Berkeley/Graham/Tiverton Series	101,400	25,212	—	87,016
Currency Series	—	2,727	—	6,285
Long Only Commodity Series	102	635	—	672
Managed Futures Index Series	4,148	1,467	—	444
Winton Series	90,559	31,302	—	78,044
Winton/Graham Series	100,311	19,427	—	57,141

The following table summarizes fees payable to the Managing Owner as of December 31, 2010

Series:	Management Fee Payable	Trading Fee Payable	Incentive Fee Payable	Service Fee Payable
Frontier Diversified Series	$139,758	$310,302	$1,453,102	$48,903
Frontier Dynamic Series	—	59,936	—	726
Frontier Long/Short Commodity Series	300,038	44,699	1,600,703	69,686
Frontier Masters Series	108,531	131,841	229,686	21,894
Balanced Series	114,145	71,087	2,688,776	196,325
Berkeley/Graham/Tiverton Series	152,455	29,714	270,557	148,307
Currency Series	13,860	8,409	—	11,273
Long Only Commodity Series	4,634	1,750	—	5,599
Managed Futures Index Series	10,789	2,154	—	2,338
Winton Series	122,675	25,245	467,341	99,085
Winton/Graham Series	138,136	24,127	623,629	103,698

With respect to the service fees, the initial service fee (for the first 12 months) relating to a purchase of Units by an investor is prepaid by the Managing Owner to the relevant selling agent in the month following such purchase and is reimbursed therefore by the Series monthly in arrears in an amount based upon a corresponding percentage of NAV, calculated daily. Consequently, the Managing Owner bears the risk and enjoys the benefit of the upside potential of any difference between the amount of the initial service fee prepaid by it and the amount of the reimbursement thereof, which may result from variations in NAV over the following 12 months. For the year ended December 31, 2011, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $2,752 for the Frontier Dynamic Series, $77 for the Long/Only Commodity Series and $81 for the Managed Futures Index Series. For the year ended December 31, 2011, amounts paid or owed to the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $34,141 for the Balanced Series, $16,508 for the Frontier Long/Short Commodity Series, $23,473 for the Frontier Diversified Series, $755 for the Currency Series, $6,607 for the Tiverton Series, $5,102 for the Winton/Graham Series, $9,011 for the Winton Series and $12,444 for the Frontier Masters Series.

For the year ended December 31, 2010, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $8,968 for the Balanced Series, $5,201 for the Frontier Long/Short Commodity Series and $1,592 for the Frontier Diversified Series. For the twelve months ended December 31, 2010, amounts paid or owing the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $983 for the Currency Series, $439 for the Winton/Graham Series, $1,115 for the Berkeley/Graham/Tiverton Series, $13,886 for the Long Only Commodity Series, $272 for the Managed Futures Index Series, $17,149 for the Winton Series, $5,965 for the Frontier Dynamic Series, and $2,011 for the Frontier Masters Series.

Aggregate interest income from all sources, including assets held at clearing brokers, up to 2% (annualized) is paid to the Managing Owner by the Balanced Series (Class 1 and Class 2 only), Winton Series, Berkeley/Graham/Tiverton Series, Currency Series and Winton/Graham Series. For the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series (Class 1a and Class 2a only), Long Only Commodity Series and Managed Futures Index Series 20% of the total interest allocated to each Series is paid to the Managing Owner. During the years ended December 31, 2011, 2010 and 2009, the Trust paid $9,330,127, $10,238,665 and $10,476,506, respectively, of such interest income to the Managing Owner. Such expenses are not included in the statements of operations of the Series.

The Managing Owner pays to The Bornhoft Group Corporation, an affiliate of the Trust, a monthly fee of 0.25% (annualized) of the NAV of the Trust, for services in connection with the daily valuation of each Series and Class. The amount paid under this agreement was $1,890,452, $2,027,849 and $1,746,079, respectively for the years ended December 31, 2011 2010 and 2009.

Solon Capital, LLC, an affiliate of the Trust, provides product development and marketing services. For these services, the Managing Owner paid Solon Capital, LLC, $3,402,814 $3,650,128 and $3,142,942, respectively, for the years ended December 31, 2011, 2010 and 2009.

Bornhoft Group Securities Corporation, a subsidiary of the Managing Owner, serves as wholesaler of the Trust by marketing to broker/dealer organizations. Its results are consolidated with the Managing Owner.

The Frontier Fund [Member]
Transactions With Affiliates

5. Transactions with Affiliates

The Managing Owner contributes funds to the Trust in order to have a 1% interest in the aggregate capital, profits and losses and in return will receive units designated as general units in the Series of the Trust in which the Managing Owner invests such funds. The general units may only be purchased by the Managing Owner and may be subject to no advisory fees or management advisory fees at reduced rates. Otherwise, the general units hold the same rights as the limited units. The Managing Owner is required to maintain at least a 1% interest ("Minimum Purchase Commitment") in the aggregate capital, profits and losses of the Trust so long as it is acting as the Managing Owner of the Trust. Such contribution was made by the Managing Owner before trading commenced for the Trust and will be maintained throughout the existence of the Trust, and the Managing Owner will make such purchases as are necessary to effect this requirement. Additionally, the Managing Owner agreed with certain regulatory bodies to maintain a 1% interest specifically in the Balanced Series Class 1 a Units and Balanced Series Class 2a Units, aggregated, and each of the Long Only Commodity Series, Frontier Long/Short Commodity Series, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series. The 1% interest in these specific Series of the Trust is included in computing the Minimum Purchase Commitment in aggregate capital. In addition to the general units the Managing Owner receives in respect of its Minimum Purchase Commitment, the Managing Owner may purchase limited units in any Series as a Limited Owner. Principals of the Managing Owner or affiliates are allowed to own beneficial interests in the Trust, as well. All units purchased by the Managing Owner are held for investment purposes only and not for resale. The Managing Owner may make purchases or redemptions at any time on the same terms as any Limited Owner. The Trust has and will continue to have certain relationships with the Managing Owner and its affiliates.

Expenses

Management Fees—Each Series of the Trust pays to the Managing Owner a monthly management fee equal to a certain percentage of such Series' assets attributable to such Series (including notional assets), calculated on a daily basis. The annual rate of the management fee is 0.5% for the Balanced Series, 2.0% for the Winton Series, Currency Series, Long Only Commodity Series, Frontier Long/Short Commodity Series Class 1 a and Class 2a, Managed Futures Index Series, Frontier Diversified Series, Frontier Dynamic Series and Frontier Masters Series, 2.5% for the Winton/Graham Series and Berkeley/Graham/Tiverton Series, and 3.5% for the Frontier Long/Short Commodity Series Class 1 and Class 2. The Managing Owner may pay all or a portion of such management fees to the Trading Advisor(s) for such Series.

Trading Fees—In connection with each Series' trading activities of the Trust, the Frontier Long/Short Commodity Series (Classes 1, 2 and 3), Balanced Series, Currency Series, Berkeley/Graham/Tiverton Series, Long/Only Commodity Series, Managed Futures Index Series, Winton Series and Winton/Graham Series pays to the Managing Owner a trading fee, or FCM Fee, up to 0.75% of such Series' NAV, calculated daily. The Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series (Classes 1a and 2a) and Frontier Masters Series pays to the Managing Owner a trading fee, or FCM Fee, up to 2.25% and a custodial/due diligence fee of 0.12% of such Series' NAV, calculated daily.

Incentive Fees—Some Series of the Trust pay to the Managing Owner an incentive fee of a certain percentage of new net trading profits generated by such Series, monthly or quarterly. Because the Balanced Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Currency Series and Frontier Long/Short Commodity Series may each employ multiple Trading Advisors, these Series will pay the Managing Owner a monthly incentive fee calculated on a Trading Advisor by Trading Advisor basis. It is therefore possible that in any given period the Balanced Series or the Frontier Long/Short Commodity Series may pay incentive fees to the Managing Owner for one or more Trading Advisors while each of these Series as a whole experiences losses. The incentive fee is 25% for the Balanced Series and the Frontier Diversified Series and 20% for the Winton Series, Currency Series, Winton/Graham Series, Berkeley/Graham/Tiverton Series, Frontier Long/Short Commodity Series, Frontier Dynamic Series and Frontier Masters Series. There is no incentive fee for the Long Only Commodity Series or the Managed Futures Index Series. The Managing Owner may pay all or a portion of such incentive fees to the Trading Advisor(s) for such Series.

Service Fees—In addition, with respect to Class 1 and Class 1a Units of each Series of the Trust, as applicable, the Series pays monthly or quarterly to the Managing Owner a service fee at an annualized rate, as described in more detail above, which the Managing Owner pays to selling agents of the Trust.

With respect to the service fees, the initial service fee (for the first 12 months) relating to a purchase of Units by an investor is prepaid by the Managing Owner to the relevant selling agent in the month following such purchase and is reimbursed therefore by the Series monthly in arrears in an amount based upon a corresponding percentage of NAV, calculated daily. Consequently, the Managing Owner bears the risk and enjoys the benefit of the upside potential of any difference between the amount of the initial service fee prepaid by it and the amount of the reimbursement thereof, which may result from variations in NAV over the following 12 months.

For the year ended December 31, 2011, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $2,910. For the year ended December 31, 2011, amounts paid or owing the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $108,041.

For the year ended December 31, 2010, amounts received or receivable from the Managing Owner for the difference in monthly service fees from the prepaid initial service fees were $8,968 for the Balanced Series, $5,201 for the Frontier Long/Short Commodity Series and $1,592 for the Frontier Diversified Series. For the twelve months ended December 31, 2010, amounts paid or owing the Managing Owner for the difference in monthly service fees from prepaid initial service fees were $983 for the Currency Series, $439 for the Winton/Graham Series, $1,115 for the Berkeley/Graham/Tiverton Series, $13,886 for the Long Only Commodity Series, $272 for the Managed Futures Index Series, $17,149 for the Winton Series, $5,965 for the Frontier Dynamic Series, and $2,011 for the Frontier Masters Series.

Aggregate interest income from all sources, including assets held at clearing brokers, up to 2% (annualized) is paid to the Managing Owner by the Balanced Series (Class 1 and Class 2 only), Winton Series, Berkeley/Graham/Tiverton Series, Currency Series and Winton/Graham Series. For the Frontier Diversified Series, Frontier Dynamic Series, Frontier Long/Short Commodity Series, Frontier Masters Series, Balanced Series (Class 1a and Class 2a only), Long Only Commodity Series and Managed Futures Index Series 20% of the total interest allocated to each Series is paid to the Managing Owner. During the years ended December 31, 2011, 2010 and 2009, the Trust paid $9,330,127, $10,238,665 and $10,476,506, respectively, of such interest income to the Managing Owner. Such expenses are not included in the statements of operations of the Series.

The Managing Owner pays to The Bornhoft Group Corporation, an affiliate of the Trust, a monthly fee of 0.25% (annualized) of the NAV of the Trust, for services in connection with the daily valuation of each Series and Class. The amount paid under this agreement was $1,890,452, $2,027,849 and $1,746,079, respectively for the years ended December 31, 2011 2010 and 2009.

Solon Capital, LLC, an affiliate of the Trust, provides product development and marketing services. For these services, the Managing Owner paid Solon Capital, LLC, $3,402,814 $3,650,128 and $3,142,942, respectively, for the years ended December 31, 2011, 2010 and 2009.

Bornhoft Group Securities Corporation, a subsidiary of the Managing Owner, serves as wholesaler of the Trust by marketing to broker/dealer organizations. Its results are consolidated with the Managing Owner.

Financial Highlights	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Financial Highlights

7. Financial Highlights

The following information presents the financial highlights of the Series for the year ended December 31, 2011. This data has been derived from the information presented in the financial statements.

	Diversified		Dynamic		Long/Short
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1a	Class 2a
Per unit operating performance (1)
Net asset value, December 31, 2010	$103.58	$106.46	$91.94	$94.40	$132.73	$153.26	$153.26	$117.96	$121.18
Net operating results:
Interest income	1.67	1.73	14.38	14.84	2.62	3.05	3.04	2.30	2.38
Expenses	(9.50)	(7.50)	(25.41)	(22.31)	(17.66)	(16.15)	(16.11)	(15.49)	(12.62)
Net gain/(loss) on investments, net of non-controlling interests	3.65	3.27	7.14	4.33	18.44	21.81	21.77	16.94	16.29

Net income/(loss)	(4.18)	(2.50)	(3.89)	(3.14)	3.40	8.71	8.70	3.75	6.05

Net asset value, December 31, 2011	$99.40	$103.96	$88.05	$91.26	$136.13	$161.97	$161.96	$121.71	$127.23

Ratios to average net assets (3)
Net investment gain/(loss)	3.52%	3.07%	14.46%	8.55%	13.89%	14.23%	14.21%	14.36%	13.44%
Expenses before incentive fees	5.82%	3.69%	51.48%	44.00%	9.47%	6.70%	6.68%	9.30%	6.58%
Expenses after incentive fees	9.17%	7.04%	51.48%	44.00%	13.30%	10.54%	10.51%	13.13%	10.41%
Total return before incentive fees (2)	-0.68%	1.00%	-4.23%	-3.33%	6.39%	9.51%	9.51%	7.01%	8.82%
Total return after incentive fees (2)	-4.04%	-2.35%	-4.23%	-3.33%	2.56%	5.68%	5.68%	3.18%	4.99%

	Masters		Balanced					BGT
	Class 1	Class 2	Class 1	Class 1a	Class 2	Class 2a	Class 3a	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2010	$102.96	$105.81	$131.95	$116.36	$159.46	$133.66	$133.66	$110.46	$131.73
Net operating results:
Interest income	1.75	1.81	0.22	0.20	0.27	0.23	0.23	0.21	0.25
Expenses	(8.42)	(6.46)	(11.28)	(9.90)	(8.98)	(7.49)	(7.49)	(6.10)	(3.63)
Net gain/(loss) on investments, net of non-controlling interests	3.96	3.67	3.61	1.79	4.27	1.95	1.96	(13.55)	(16.51)

Net income/(loss)	(2.71)	(0.98)	(7.45)	(7.91)	(4.44)	(5.31)	(5.30)	(19.44)	(19.89)

Net asset value, December 31, 2011	$100.25	$104.83	$124.50	$108.45	$155.02	$128.35	$128.36	$91.02	$111.84

Ratios to average net assets (3)
Net investment gain/(loss)	3.84%	3.47%	2.74%	1.54%	2.68%	1.46%	1.47%	-12.26%	-12.53%
Expenses before incentive fees	6.84%	4.77%	4.34%	4.30%	1.43%	1.40%	1.40%	5.47%	2.70%
Expenses after incentive fees	8.18%	6.10%	8.55%	8.50%	5.63%	5.60%	5.61%	5.52%	2.76%
Total return before incentive fees (2)	-1.29%	0.41%	-1.44%	-2.59%	1.42%	0.23%	0.24%	-17.54%	-15.04%
Total return after incentive fees (2)	-2.63%	-0.93%	-5.65%	-6.80%	-2.78%	-3.97%	-3.97%	-17.60%	-15.10%

	Currency		Long Only			MFI
	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3
Per unit operating performance (1)
Net asset value, December 31, 2010	$79.09	$95.43	$94.11	$103.71	$103.88	$117.96	$129.69	$126.73
Net operating results:
Interest income	0.84	1.05	1.99	2.20	2.11	2.24	2.47	2.47
Expenses	(4.14)	(2.39)	(3.56)	(1.89)	(1.81)	(5.29)	(3.40)	(3.40)
Net gain/(loss) on investments, net of non-controlling interests	(5.31)	(6.48)	(5.43)	(6.14)	(6.30)	(8.08)	(9.00)	(6.04)

Net income/(loss)	(8.61)	(7.82)	(7.00)	(5.83)	(6.00)	(11.13)	(9.93)	(6.97)

Net asset value, December 31, 2011	$70.48	$87.61	$87.11	$97.88	$97.88	$106.83	$119.76	$119.76

Ratios to average net assets (3)
Net investment gain/(loss)	-6.71%	-6.79%	-5.93%	-6.09%	-6.23%	-7.04%	-7.14%	-4.90%
Expenses before incentive fees	5.24%	2.51%	3.88%	1.88%	1.79%	4.61%	2.69%	2.76%
Expenses after incentive fees	5.24%	2.51%	3.88%	1.88%	1.79%	4.61%	2.69%	2.76%
Total return before incentive fees (2)	-10.89%	-8.19%	-7.44%	-5.62%	-5.78%	-9.44%	-7.66%	-5.50%
Total return after incentive fees (2)	-10.89%	-8.19%	-7.44%	-5.62%	-5.78%	-9.44%	-7.66%	-5.50%

	Winton		Winton/Graham
	Class 1	Class 2	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2010	$135.04	$153.99	$119.83	$144.04
Net operating results:
Interest income	1.17	1.35	0.60	0.73
Expenses	(10.05)	(6.87)	(8.68)	(6.35)
Net gain/(loss) on investments, net of non-controlling interests	14.97	17.35	(7.02)	(8.72)

Net income/(loss)	6.09	11.83	(15.10)	(14.34)

Net asset value, December 31, 2011	$141.13	$165.82	$104.73	$129.70

Ratios to average net assets (3)
Net investment gain/(loss)	11.09%	11.27%	-5.86%	-6.05%
Expenses before incentive fees	5.93%	2.95%	6.54%	3.70%
Expenses after incentive fees	7.44%	4.46%	7.25%	4.41%
Total return before incentive fees (2)	6.02%	9.19%	-11.90%	-9.25%
Total return after incentive fees (2)	4.51%	7.68%	-12.60%	-9.96%

(1)	Interest income and expenses per unit are calculated by dividing these amounts by the average number of units outstanding during the period.
The net gain/(loss) on investments, net of non-controlling interests is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
(2)	Computed using average net assets outstanding during the period. An owner's total returns may vary from the above returns based on the timing of contributions and withdrawals. Total returns are not annualized.
(3)	Annualized
(4)	Long Only Series Class 3 and Managed Futures Index Series Class 3 began trading operations on January 13, 2011.
(5)	Formerly the Cambell/Graham/Tiverton Series.
(6)	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains active. Net asset value per unit represents the liquidation value.
(7)	For the year ended December 31, 2011, 38.76% of the Currency Series' Class 1 total return and 33.02% of the Currency Series' Class 2 total return consists of a voluntary reimbursement by the managing owner for a realized investment loss. Excluding this item, total return would have been (14.12%) for Currency Series Class 1 and (6.58%) for Currency Series Class 2. Also for the year ended December 31, 2011, the inter-series payable and receivable was included in the above ratios to average net assets for the Dynamic Series and Currency Series. Excluding the inter-series payable/receivable, the net investment gain/(loss), expenses before incentive fees and expenses after incentive fees for Dyanmic Series Class 1 would have been 0.62%, 10.14% and 10.14%, respectively, and (5.36%), 2.44% and 2.44% for Dynamic Series Class 2. Excluding the inter-series payable/receivable, the net investment gain/(loss), expenses before incentive fees and expenses after incentive fees for Currency Series Class 1 would have been (7.46%), 3.91% and 3.91%, respectively, and (7.56%), 1.14% and 1.14% for Currency Series Class 2.
(8)	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units.
Net asset value per unit represents the liquidation value.

The following information presents the financial highlights of the Series for the year ended December 31, 2010. This data has been derived from the information presented in the financial statements.

	Frontier Diversified Series		Frontier Dynamic Series		Frontier Long/Short Commodity Series
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1a	Class 2a
Per unit operating performance (1)
Net asset value, December 31, 2009	$96.80	$97.77	$91.43	$92.25	$113.77	$127.49	$127.49	$101.49	$102.48
Net operating results:
Interest income	1.90	1.94	29.16	29.72	1.86	2.13	2.17	1.70	1.74
Expenses	(8.97)	(6.97)	(52.02)	(44.95)	(14.74)	(13.03)	(13.24)	(13.47)	(10.61)
Net gain/(loss) on investments, net of non-controlling interests	13.85	13.72	23.37	17.38	31.84	36.67	36.84	28.24	27.57

Net income/(loss)	6.78	8.69	0.51	2.15	18.96	25.77	25.77	16.47	18.70

Net asset value, December 31, 2010	$103.58	$106.46	$91.94	$94.40	$132.73	$153.26	$153.26	$117.96	$121.18

Ratios to average net assets
Net investment gain/(loss)	-7.17%	-4.98%	-25.19%	-16.46%	-11.33%	-8.39%	-8.39%	-11.33%	-8.39%
Expenses before incentive fees	5.55%	3.36%	57.32%	48.60%	8.48%	5.54%	5.54%	8.48%	5.54%
Expenses after incentive fees	9.09%	6.91%	57.32%	48.60%	12.97%	10.03%	10.03%	12.97%	10.03%
Total return before incentive fees (2)	12.71%	14.46%	1.38%	2.51%	17.47%	23.37%	30.76%	29.63%	30.88%
Total return after incentive fees (2)	9.17%	10.91%	1.38%	2.51%	12.98%	18.88%	26.27%	25.14%	26.39%

	Frontier Masters Series		Balanced Series					Berkeley/Graham/Tiverton Series (3)
	Class 1	Class 2	Class 1	Class 1a	Class 2	Class 2a	Class 3a	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2009	$94.46	$95.37	$118.54	$105.50	$139.01	$117.60	$117.60	$104.65	$121.10
Net operating results:
Interest income	1.80	1.83	0.13	0.12	0.16	0.13	0.14	0.01	0.01
Expenses	(8.13)	(6.01)	(9.60)	(8.44)	(7.07)	(5.97)	(6.03)	(7.23)	(4.85)
Net gain/(loss) on investments, net of non-controlling interests	14.83	14.62	22.88	19.18	27.36	21.90	21.95	13.04	15.47

Net income/(loss)	8.50	10.44	13.41	10.86	20.45	16.06	16.06	5.81	10.63

Net asset value, December 31, 2010	$102.96	$105.81	$131.95	$116.36	$159.46	$133.66	$133.66	$110.46	$131.73
Ratios to average net assets
Net investment gain/(loss)	-6.54%	-4.25%	-7.77%	-7.77%	-4.77%	-4.77%	-4.77%	-7.00%	-4.00%
Expenses before incentive fees	7.43%	5.14%	4.11%	4.11%	1.10%	1.10%	1.10%	6.64%	3.64%
Expenses after incentive fees	8.40%	6.11%	7.88%	7.88%	4.88%	4.88%	4.88%	7.01%	4.01%
Total return before incentive fees (2)	12.57%	13.29%	14.52%	11.01%	17.37%	16.69%	20.17%	5.46%	7.84%
Total return after incentive fees (2)	11.60%	12.32%	10.75%	7.24%	13.59%	12.91%	16.40%	5.09%	7.47%

	Currency Series		Long Only Commodity Series		Managed Futures Index Series		Winton Series		Winton/Graham Series
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2009	$78.00	$91.34	$83.59	$90.30	$112.54	$121.28	$117.57	$130.10	$110.06	$128.39
Net operating results:
Interest income	1.28	1.51	1.65	1.80	1.09	1.19	0.65	0.73	0.51	0.60
Expenses	(5.01)	(3.10)	(3.06)	(1.57)	(5.38)	(3.39)	(8.75)	(5.61)	(9.02)	(6.73)
Net gain/(loss) on investments, net of non-controlling interests	4.82	5.68	11.94	13.18	9.71	10.61	25.57	28.77	18.28	21.78

Net income/(loss)	1.09	4.09	10.52	13.41	5.42	8.41	17.47	23.89	9.77	15.65

Net asset value, December 31, 2010	$79.09	$95.43	$94.11	$103.71	$117.96	$129.69	$135.04	$153.99	$119.83	$144.04

Ratios to average net assets
Net investment gain/(loss)	-4.68%	-1.67%	-1.75%	0.25%	-3.79%	-1.79%	-6.47%	-3.46%	-7.65%	-4.65%
Expenses before incentive fees	6.27%	3.27%	3.78%	1.78%	4.75%	2.75%	6.08%	3.08%	6.89%	3.89%
Expenses after incentive fees	6.27%	3.27%	3.78%	1.78%	4.75%	2.75%	6.98%	3.98%	8.11%	5.11%
Total return before incentive fees (2)	1.84%	4.10%	11.26%	11.96%	4.60%	6.20%	14.76%	17.66%	9.66%	12.92%
Total return after incentive fees (2)	1.84%	4.10%	11.26%	11.96%	4.60%	6.20%	13.86%	16.75%	8.44%	11.70%

(1)	Interest income and expenses per unit are calculated by dividing these amounts by the weighted average number of units outstanding during the period. The net gain/(loss) on investments, net of non-controlling interests is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
(2)	Computed using weighted average net assets outstanding during the period. An owner's total returns may vary from the above returns based on the timing of contributions and withdrawals. Total returns are not annualized.
(3)	Formerly the Campbell/Grahama/Tiverton Series.

The following information presents the financial highlights of the Series for the year ended December 31, 2009. This data has been derived from the information presented in the financial statements.

	Frontier Diversified Series*		Frontier Dynamic Series*		Frontier Long/Short Commodity Series**
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1a	Class 2a
Per unit operating performance (1)
Net asset value, December 31, 2008 or beginning of operations	$100.00	$100.00	$100.00	$100.00	$100.39	$109.28	$122.70	$100.00	$100.00
Net operating results:
Interest income	2.41	2.43	72.10	72.56	1.93	2.14	2.21	1.80	1.81
Expenses	(7.23)	(5.69)	(123.88)	(105.50)	(11.85)	(9.55)	(9.85)	(11.05)	(8.08)
Net gain/(loss) on investments, net of non-controlling interests	1.62	1.03	43.21	25.19	23.30	25.62	12.43	10.74	8.75

Net income/(loss)	(3.20)	(2.23)	(8.57)	(7.75)	13.38	18.21	4.79	1.49	2.48

Net asset value, December 31, 2009	$96.80	$97.77	$91.43	$92.25	$113.77	$127.49	$127.49	$101.49	$102.48

Ratios to average net assets
Net investment gain/(loss)	-8.60%	-5.78%	-96.63%	-61.09%	-9.15%	-6.17%	-10.52%	-16.21%	-10.93%
Expenses before incentive fees	10.27%	7.45%	231.20%	195.66%	7.80%	4.81%	8.21%	13.81%	8.52%
Expenses after incentive fees	12.91%	10.08%	231.20%	195.66%	10.93%	7.95%	13.56%	19.37%	14.08%
Total return before incentive fees (2)	-5.95%	-3.80%	-10.38%	-10.27%	16.06%	18.22%	6.98%	6.30%	7.28%
Total return after incentive fees (2)	-7.44%	-5.29%	-10.38%	-10.27%	12.92%	15.08%	3.84%	3.17%	4.15%

	Frontier Masters Series***		Balanced Series****					Berkeley/Graham/Tiverton Series (3)
	Class 1	Class 2	Class 1	Class 1a	Class 2	Class 2a	Class 3a	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2008 or beginning of operations	$100.00	$100.00	$125.17	$112.09	$142.44	$121.30	$121.97	$110.54	$124.14
Net operating results:
Interest income	3.71	3.74	0.28	0.25	0.33	0.28	0.28	0.38	0.43
Expenses	(11.95)	(10.12)	(7.12)	(6.36)	(3.97)	(3.37)	(3.37)	(6.98)	(4.34)
Net gain/(loss) on investments, net of non-controlling interests	2.70	1.75	0.21	(0.48)	0.21	(0.61)	(1.28)	0.71	0.86

Net income/(loss)	(5.54)	(4.63)	(6.63)	(6.59)	(3.43)	(3.70)	(4.37)	(5.89)	(3.04)

Net asset value, December 31, 2009	$94.46	$95.37	$118.54	$105.50	$139.01	$117.60	$117.60	$104.65	$121.09

Ratios to average net assets
Net investment gain/(loss)	-14.83%	-11.42%	-5.56%	-5.56%	-2.56%	-2.56%	-4.41%	-6.24%	-3.24%
Expenses before incentive fees	21.32%	17.90%	3.90%	3.90%	0.90%	0.90%	1.55%	6.33%	3.33%
Expenses after incentive fees	21.52%	18.10%	5.79%	5.79%	2.80%	2.80%	4.81%	6.60%	3.60%
Total return before incentive fees (2)	-12.36%	-10.27%	-3.67%	-4.15%	-0.60%	-1.65%	-3.33%	-5.21%	-1.99%
Total return after incentive fees (2)	-12.47%	-10.38%	-5.56%	-6.05%	-2.50%	-3.55%	-5.23%	-5.48%	-2.27%

	Currency Series		Long Only Commodity Series		Managed Futures Index Series		Winton Series		Winton/Graham Series
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2008 or beginning of operations	$96.19	$109.30	$70.31	$74.46	$132.18	$139.70	$130.41	$140.04	$116.18	$131.49
Net operating results:
Interest income	0.61	0.70	1.31	1.41	2.03	2.16	0.67	0.73	0.48	0.55
Expenses	(4.69)	(2.38)	(2.74)	(1.37)	(5.37)	(3.12)	(6.89)	(3.53)	(7.38)	(4.68)
Net gain/(loss) on investments, net of non-controlling interests	(14.11)	(16.28)	14.71	15.80	(16.30)	(17.46)	(6.63)	(7.15)	0.79	1.03

Net income/(loss)	(18.19)	(17.96)	13.28	15.84	(19.64)	(18.42)	(12.84)	(9.94)	(6.12)	(3.10)

Net asset value, December 31, 2009	$78.00	$91.34	$83.59	$90.30	$112.54	$121.28	$117.57	$130.09	$110.07	$128.39

Ratios to average net assets
Net investment gain/(loss)	-4.68%	-1.68%	-1.95%	0.05%	-2.75%	-0.75%	-5.11%	-2.11%	-6.25%	-3.26%
Expenses before incentive fees	5.38%	2.38%	3.73%	1.74%	4.43%	2.43%	5.70%	2.70%	6.10%	3.10%
Expenses after incentive fees	5.38%	2.38%	3.73%	1.74%	4.43%	2.43%	5.66%	2.66%	6.68%	3.69%
Total return before incentive fees (2)	-20.89%	-17.92%	18.04%	20.29%	-15.53%	-12.13%	-10.77%	-7.71%	-4.57%	-2.27%
Total return after incentive fees (2)	-20.89%	-17.92%	18.04%	20.29%	-15.53%	-12.13%	-10.74%	-7.67%	-5.15%	-2.85%

(1)	Interest income and expenses per unit are calculated by dividing these amounts by the weighted average number of units outstanding during the period. The net gain/(loss) on investments, net of non-controlling interests is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
(2)	Computed using weighted average net assets outstanding during the period. An owner's total returns may vary from the above returns based on the timing of contributions and withdrawals. Total returns are not annualized.
(3)	Formerly the Campbell/Graham/Tiverton Series.
*	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009
**	The Frontier Long/Short Commodity Series Class 3 Units began trading on May 29, 2009 and Class 1a and 2a Units began trading on June 8, 2009
***	The Frontier Masters Series began trading operations on June 9, 2009
****	The Balanced Series Class 3a Units began trading on June 3, 2009

The Frontier Fund [Member]
Financial Highlights

6. Financial Highlights

The following information presents the financial highlights of the Trust for the years ended December 31, 2011, 2010 and 2009. This data has been derived from the information presented in the financial statements.

	2011	2010	2009
Ratios to average net assets
Net investment gain/(loss)	-6.98%	-6.92%	-5.61%
Expenses before incentive fees	-4.84%	-4.82%	-4.72%
Expenses after incentive fees	-7.84%	-7.65%	-6.25%

Total return before incentive fees	-0.32%	13.84%	-2.72%
Total return after incentive fees	-3.33%	11.01%	-4.24%

The Trust financial highlights are calculated based upon the Trust's financial statements. The consolidated Trust does not issue units and therefore the financial highlights do not disclose any unitized data.

The Trading Companies Of The Frontier Fund [Member]
Financial Highlights

5. Financial Highlights

The following information presents the financial highlights of the Trading Companies for the years ended December 31, 2011, 2010 and 2009.

	Frontier Trading			Frontier Trading			Frontier Trading
	Company I LLC (2)			Company II LLC (2)			Company III LLC (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	-0.07%	-0.02%	-0.03%	0.07%	0.04%	0.10%	0.04%	0.02%	0.01%
Total Return	-43.09%	30.19%	-6.36%	78.95%	239.96%	-73.23%	-31.25%	18.00%	-43.89%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company V LLC (2)			Company VI LLC (2)			Company VII, LLC (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	0.04%	0.08%	0.06%	0.14%	1.00%	0.14%	0.00%	0.02%	-0.02%
Total Return	-81.56%	19.76%	24.08%	12.56%	35.91%	-16.71%	183.54%	131.49%	408.19%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company VIII, LLC (2)			Company IX, LLC (2)			Company X, LLC (1), (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	-0.01%	0.19%	0.15%	0.28%	0.19%	0.35%	0.00%	0.00%	0.00%
Total Return	-89.74%	95.01%	327.66%	-63.08%	12.60%	-58.00%	-46.12%	2.43%	-33.17%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company XI, LLC (1), (2)			Company XII, LLC (1), (2)			Company XIV, LLC (1), (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	-0.32%	-0.14%	-0.08%
Total Return	1.75%	12.93%	-24.56%	-27.51%	9.27%	-31.23%	8.85%	-15.32%	-6.50%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company XV, LLC (1), (2)			Company XVII, LLC (2) (3)			Company XVIII, LLC (2) (3)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	0.00%	-0.01%	-0.03%	0.00%	n/a	n/a	-0.02%	n/a	n/a
Total Return	33.21%	62.82%	-13.34%	-5.89%	n/a	n/a	-32.58%	n/a	n/a

	Frontier Trading
	Company XXI, LLC (2) (3)
	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	-0.23%	n/a	n/a
Total Return	-42.12%	n/a	n/a

(1)	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
(2)	Ratio of net investment gain to average members' equity, annualized. Net investment gain is "Interest-net", only, as there are no expenses included with the Trading Companies.
(3)	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respectively.

Derivative Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Derivative Instruments And Hedging Activities

8. Derivative Instruments and Hedging Activities

The Series' primary business is to engage in speculative trading of a diversified portfolio of futures, forwards (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts). The Series do not enter into or hold positions for hedging purposes as defined under ASC 815. The detail of the fair value of the Series' derivatives by instrument types as of December 31, 2011 and 2010 is included in the Condensed Schedules of Investments. See Note 4 for further disclosure related to each Series' position in swap contracts. This activity was performed by affiliated Trading Companies and does not include activity of unaffiliated trading Company investments.

The following tables summarize the monthly averages of futures contracts bought and sold for each respective Series of the Trust:

For The Year Ended December 31, 2011

	Bought	Sold
Monthly average contracts:
Frontier Diversified Series	4,400	1,400
Frontier Long/Short Commodity Series	105,000	93,100
Balanced Series	25,300	34,300
Berkeley/Graham/Tiverton Series	5,500	2,800
Currency Series	1,650	21,400
Winton/Graham	16,500	3,500

For The Year Ended December 31, 2010

	Bought	Sold
Frontier Diversified Series	4,000	1,000
Frontier Long/Short Commodity Series	95,000	65,000
Balanced Series	23,000	24,200
Berkeley/Graham/Tiverton Series	5,000	2,000
Currency Series	1,500	15,000
Winton/Graham	15,000	2,500

The following tables summarize the trading revenues for the years ended December 31, 2011, 2010 and 2009 by contract:

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2011 (1)

Type of contract	Frontier Long/Short Commodity Series	Frontier Masters Series	Balanced Series
Metals	$(19,704,072)	$(11,149)	$5,574,604
Currencies	(92,524)	(1,465,976)	14,631,163
Energies	14,045,969	(1,134,274)	(6,415,781)
Agriculturals	10,091,145	(1,229,172)	(12,366,802)
Interest rates	211,370	1,121,985	50,568,346
Stock indices	545,082	(795,382)	391,606

Realized trading income/(loss)(2)	$5,096,970	$(3,513,968)	$52,383,136

Type of contract	Currency Series	Winton/Graham Series
Metals	$—	$1,144,332
Currencies	(142,069)	110,745
Energies	—	91,930
Agriculturals	—	1,912
Interest rates	—	391,518
Stock indices	—	(942,278)

Realized trading income/(loss)(2)	$(142,069)	$798,159

Net Change in Open Trade Equity from Futures, Forwards and Options for the Year Ended December 31, 2011 (1)

Type of contract	Frontier Long/Short Commodity Series	Frontier Masters Series	Balanced Series
Metals	$22,243,353	$17,541	$(7,332,702)
Currencies	64,835	439,872	(40,725,767)
Energies	(11,129,918)	101,217	1,141,915
Agriculturals	(7,448,903)	(204,311)	(11,128,623)
Interest rates	(709,473)	(893,143)	(5,106,082)
Stock indices	(265,307)	1,331,196	(6,925,069)

Change in unrealized trading income/(loss)(3)	$2,754,587	$792,372	$(70,076,328)

Type of contract	Currency Series	Winton/Graham Series
Metals	$—	$(619,217)
Currencies	(27,166)	(571,607)
Energies	—	12,279
Agriculturals	—	(371,424)
Interest rates	—	(285,680)
Stock indices	—	313,862

Change in unrealized trading income/(loss)(3)	$(27,166)	$(1,521,787)

(1)	The Frontier Diversified Series, Transtrend/Graham/Tiverton Series (formerly known as Berkeley/Graham/Tiverton Series), Currency Series, Winton/Graham Series, Frontier Long/Short Commodity Series, Managed Futures Index Series and Winton Series participate in trading activities through equity in earnings/(loss) from trading companies. The Long Only Commodity Series participates in trading activities through realized gain/(loss) on swap contracts. The Balanced Series consolidated Frontier Trading Company XIV, LLC since June 20, 2011, Frontier Trading Company XVII, LLC since September 9, 2011, and Frontier Trading Company XVIII, LLC since October 24, 2011. The Frontier Long/Short Series consolidated Frontier Trading Company VII, LLC since September 28, 2011. The Frontier Masters Series consolidated Frontier Trading Company XXI, LLC since March 1, 2011.
(2)	Amounts recorded in the Statements of Operations under Net realized gain(loss) on futures, forwards and options.
(3)	Amounts recorded in the Statements of Operations under Net change in open trade equity (deficit), at fair value.

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2010 (1)

Type of contract	Frontier Diversified Series	Frontier Long/Short Commodity Series	Balanced Series
Metals	$906,825	$334,220	$8,897,940
Currencies	224,608	619,216	6,609,167
Energies	(725,644)	(32,272,414)	(1,878,859)
Agriculturals	(1,060,508)	6,407,717	607,231
Interest rates	1,444,587	(497,654)	10,538,167
Stock indices	(730,345)	1,379,261	2,968,760

Realized trading income/(loss)(2)	$59,523	$(24,029,654)	$27,742,406

Type of contract	Berkeley/Graham/ Tiverton Series	Currency Series	Winton/Graham Series
Metals	$644,922	$—	$410,013
Currencies	(2,509,333)	290,954	3,469,334
Energies	(77,310)	—	(3,365,670)
Agriculturals	1,932,614	—	1,842,657
Interest rates	5,148,691	—	8,589,224
Stock indices	(638,620)	—	(5,464,152)

Realized trading income/(loss)(2)	$4,500,964	$290,954	$5,481,406

Net Change in Open Trade Equity from Futures, Forwards and Options for the Year Ended December 31, 2010 (1)

Type of contract	Frontier Diversified Series	Frontier Long/Short Commodity Series	Balanced Series
Metals	$(1,808,138)	$282,667	$6,894,319
Currencies	842,676	(69,820)	(3,152,713)
Energies	(4,250)	24,029,702	3,465,690
Agriculturals	(390,911)	(5,585,339)	5,371,647
Interest rates	883,518	(201,571)	5,952,513
Stock indices	(227,989)	31,629	(1,071,787)

Unrealized trading income/(loss)(3)	$(705,094)	$18,487,268	$17,459,669

Type of contract	Berkeley/Graham/ Tiverton Series	Currency Series	Winton/Graham Series
Metals	$(2,788,785)	$—	$(2,364,922)
Currencies	6,807,535	54,015	8,948,879
Energies	(444,048)	—	(1,159,361)
Agriculturals	(791,698)	—	(1,491,247)
Interest rates	(357,453)	—	(1,541,855)
Stock indices	(80,013)	—	(1,774,544)

Unrealized trading income/(loss)(3)	$2,345,538	$54,015	$616,950

(1)	The Frontier Diversified Series, Frontier Masters Series, Berkeley/Graham/Tiverton Series, Managed Futures Index Series and Winton Series participate in trading activities through equity in earnings/(loss) from trading companies. The Dynamic Series and Long Only Commodity Series participates in trading activities through realized gain/(loss) on swap contracts. Frontier Long/Short Commodity Series deconsolidated Frontier Trading Company VII, LLC as of January 31, 2010. The Balanced Series deconsolidated Frontier Trading Company XIV, LLC as of January 25, 2010 and Frontier Trading Company VI, LLC as of March 19, 2010. The Berkeley/Graham/Tiverton Series consolidated Frontier Trading Company VI, LLC on March 19, 2010 and thereafter. The Frontier Diversified Series, Balanced Series and Long/Short Series participate in trading activities through equity in earnings(loss) from the aforementioned deconsolidated trading companies.
(2)	In the Statements of Operations under Net realized gain(loss) on futures, forwards and options.
(3)	In the Statements of Operations under Net change in open trade equity (deficit), at fair value.

Realized Trading Revenue from Futures, Forwards and Options

for the Twelve Months Ended December 31, 2009 (1)

Type of contract	Frontier Long/Short Commodity Series	Balanced Series	Berkeley/Graham/ Tiverton Series
Metals	$19,615,278	$(5,239,299)	$383,614
Currencies	3,599,861	6,732,973	1,140,115
Energies	20,547,042	(13,532,062)	(660,395)
Agriculturals	9,409,345	10,327,412	(1,379,700)
Interest rates	2,539,200	(25,905,939)	(585,739)
Stock indices	4,578,201	52,565,778	(515,373)

Realized trading income/(loss)(2)	$60,288,927	$24,948,863	$(1,617,478)

Type of contract	Currency Series	Winton Series	Winton/Graham Series
Metals	$—	$1,427,741	$1,470,562
Currencies	(178,743)	(1,770,778)	1,214,077
Energies	—	(2,503,289)	(2,353,206)
Agriculturals	—	(2,116,386)	(774,992)
Interest rates	—	1,325,304	(3,550,512)
Stock indices	—	(1,047,591)	9,847,851

Realized trading income/(loss)(2)	$(178,743)	$(4,684,999)	$5,853,780

Net Change in Open Trade Equity from Futures, Forwards and Options for the Twelve Months Ended December 31, 2009 (1)

Type of contract	Frontier Long/Short Commodity Series	Balanced Series	Berkeley/Graham/ Tiverton Series
Metals	$(15,338,074)	$(1,597,128)	$187,751
Currencies	(141,604)	(25,601,772)	(885,245)
Energies	1,796,390	1,165,825	397,133
Agriculturals	(15,751,965)	2,978,506	(74,899)
Interest rates	440,666	2,244,443	(844,133)
Stock indices	678,338	3,786,085	459,162

Unrealized trading income/(loss)(2)	$(28,316,249)	$(17,024,041)	$(760,231)

Type of contract	Currency Series	Winton Series	Winton/Graham Series
Metals	$—	$(1,596,179)	$(647,951)
Currencies	2,985	166,923	7,035,862
Energies	—	860,728	(1,024,357)
Agriculturals	—	2,077,665	(895,567)
Interest rates	—	(7,272,548)	(1,762,016)
Stock indices	—	2,154,604	(1,023,980)

Unrealized trading income/(loss)(2)	$2,985	$(3,608,807)	$1,681,991

(1)	The Frontier Diversified Series, Frontier Masters Series and Managed Futures Index Series participate in trading activities through equity in earnings/(loss) from trading companies. The Long Only Commodity Series participates in trading activities through realized gain/(loss) on swap contracts. Berkeley/Graham/Tiverton Series deconsolidated Frontier Trading Company V LLC as of April 23, 2009, and thereafter participates in trading activities through equity in earnings/(loss) from trading companies. Winton Series deconsolidated Frontier Trading Company II LLC as of May 28, 2009, and thereafter participates in trading activities through equity in earnings/(loss) from Frontier Trading Company II LLC.
(2)	In the Statements of Operations under Net change in open trade equity (deficit), at fair value.

The Frontier Fund [Member]
Derivative Instruments And Hedging Activities
7. Derivative Instruments and Hedging Activities

The Trust's primary business is to engage in speculative trading of a diversified portfolio of futures, forwards (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts). The Trust does not enter into or hold positions for hedging purposes as defined under ASC 815. The detail of the fair value of the Trust's derivatives by instrument types as of December 31, 2011 and 2010 is included in the Consolidated Condensed Schedules of Investments. See Note 4 for further disclosure related to the Trust's positions in swap contracts.

For the year ended December 31, 2011and 2010, the monthly average of futures contracts bought was approximately 154,390 and 143,500, respectively and sold was approximately 156,500 and 109,700, respectively. The following tables summarize the trading revenues for the years ended December 31, 2011 and 2010 approximately by contract:

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2011 (2)

Type of contract
Metals	$11,612,828
Currencies	34,838,054
Energies	35,782,228
Agriculturals	13,881,212
Interest rates	28,920,221
Stock indices	20,611,934

Realized trading income/(loss)(2)	$145,646,477

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2011 (1)

Type of contract
Metals	$(9,104,684)
Currencies	(39,279,686)
Energies	611,935
Agriculturals	(18,764,970)
Interest rates	(8,749,367)
Stock indices	(11,265,448)

Unrealized trading income/(loss)(1)	$(86,552,220)

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2010 (2)

Type of contract
Metals	$14,579,597
Currencies	19,812,288
Energies	2,633,175
Agriculturals	46,752,288
Interest rates	14,743,765
Stock indices	7,201,121

Realized trading income/(loss)(2)	$105,722,234

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2010 (1)

Type of contract
Metals	$4,546,830
Currencies	12,256,088
Energies	25,386,546
Agriculturals	(11,784,078)
Interest rates	1,744,734
Stock indices	2,413,750

Unrealized trading income/(loss)(1)	$34,563,870

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2009 (2)

Type of contract	The Frontier Fund
Metals	$23,231,667
Currencies	4,706,930
Energies	21,870,383
Agriculturals	14,079,154
Interest rates	3,053,132
Stock indices	18,630,922

Realized trading income/(loss)(2)	$85,572,188

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2009(1)

Type of contract	The Frontier Fund
Metals	$18,646,859
Currencies	(21,046,593)
Energies	(6,894,149)
Agriculturals	(21,638,396)
Interest rates	(2,323,143)
Stock indices	(12,673,852)

Unrealized trading income/(loss)(1)	$(45,929,274)

(1)	In the Consolidated Statements of Operations under net change in open trade equity (deficit), at fair value.
(2)	In the Consolidated Statements of Operations under Net realized gain/(loss) on futures, forwards and options.

The Trading Companies Of The Frontier Fund [Member]
Derivative Instruments And Hedging Activities

6. Derivative Instruments and Hedging Activities

The Trading Companies' primary business is to engage in speculative trading of a diversified portfolio of futures, forwards (including interbank foreign currencies), options contracts and other derivative instruments (including swap contracts). The Trading Companies do not enter into or hold positions for hedging purposes as defined under ASC 815. The detail of the fair value of the Trading Companies' derivatives by instrument types as of December 31, 2011 and 2010 is included in the Condensed Schedules of Investments. See Note 4 for further disclosure related to the Trading Companies' positions in swap contracts.

The following tables summarize the monthly averages of futures contracts bought and sold for each respective Series of the Trust:

For The Year Ended December 31, 2011

Monthly average contracts:	Bought	Sold
Frontier Trading Company I LLC	23,080	27,586
Frontier Trading Company II LLC	11,812	13,315
Frontier Trading Company III LLC	990	12,840
Frontier Trading Company V LLC	13,735	10,528
Frontier Trading Company VII, LLC	64,453	60,410
Frontier Trading Company IX, LLC	18,510	23,611
Frontier Trading Company XIV, LLC	15,486	19,780
Frontier Trading Company XV, LLC	15,452	19,220
Frontier Trading Company XVIII, LLC	31,110	33,620
Frontier Trading Company XXI, LLC	44	14

For The Year Ended December 31, 2010

Monthly average contracts:	Bought	Sold
Frontier Trading Company I LLC	21,823	22,763
Frontier Trading Company II LLC	10,303	8,108
Frontier Trading Company III LLC	1,500	15,000
Frontier Trading Company V LLC	10,548	2,270
Frontier Trading Company VI LLC	14,702	13,976
Frontier Trading Company VII, LLC	58,233	43,465
Frontier Trading Company IX, LLC	11,958	12,582
Frontier Trading Company XIV, LLC	15,969	16,405
Frontier Trading Company XV, LLC	15,937	15,859

The following tables summarize the trading revenues for the years ended December 31, 2011, 2010 and 2009, approximately by sector:

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2011 (2)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$(2,270,390)	$4,435,105	$—	$1,183,539
Currencies	44,028,692	4,867,863	(142,069)	(3,657,845)
Energies	(1,736,606)	5,462,294	—	(1,816,066)
Agriculturals	(7,153,482)	2,782,578	—	(649,094)
Interest rates	24,250,819	3,347,851	—	267,832
Stock indices	3,937,098	548,500	—	(4,983,252)

Realized trading income/(loss)(2)	$61,056,131	$21,444,191	$(142,069)	$(9,654,886)

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$179,921	$18,975,003	$(233,668)	$(821,080)
Currencies	(66,738)	711,906	(2,437,287)	(5,562,322)
Energies	315,168	37,449,900	(594,882)	518,390
Agriculturals	370,166	20,969,699	497,822	(2,100,179)
Interest rates	(88,900)	1,473,698	2,174,958	(2,565,463)
Stock indices	412,236	707,133	(1,125,390)	23,804,712

Realized trading income/(loss)(2)	$1,121,853	$80,287,339	$(1,718,447)	$13,274,058

Type of contract	Frontier Trading Company XV, LLC	Frontier Trading Company XVIII, LLC (3)	Frontier Trading Company XXI, LLC (4)
Metals	$(9,001,350)	$(823,103)	$(11,149)
Currencies	(1,344,598)	(93,572)	(1,465,976)
Energies	(2,254,523)	(396,663)	(1,134,274)
Agriculturals	1,418,651	(1,025,777)	(1,229,172)
Interest rates	(1,014,199)	(48,360)	1,121,985
Stock indices	(1,438,218)	(455,503)	(795,382)

Realized trading income/(loss)(2)	$(13,634,237)	$(2,842,978)	$(3,513,968)

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2011 (1)

	Frontier Trading	Frontier Trading	Frontier Trading	Frontier Trading
Type of contract	Company I LLC	Company II LLC	Company III LLC	Company V LLC
Metals	$(10,273,731)	$(4,201,484)	$—	$(233,946)
Currencies	(44,048,926)	2,882,661	(27,098)	77,124
Energies	(2,185,091)	(1,208,319)	—	302,829
Agriculturals	(4,320,827)	(2,048,480)	—	(1,325,915)
Interest rates	(7,491,321)	1,330,714	—	723,544
Stock indices	(12,787,873)	1,054,447	—	467,568

Unrealized trading income/(loss)(1)	$(81,107,769)	$(2,190,461)	$(27,098)	$11,204

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$(40,954)	$(11,439,472)	$(512,090)	$(1,373,977)
Currencies	(539,672)	(35,834)	419,982	(684,637)
Energies	(28,579)	4,399,950	(186,397)	586,823
Agriculturals	(69,240)	(7,454,852)	(958,808)	588,490
Interest rates	2,236	(642,498)	298,931	683,742
Stock indices	138,539	286,181	(147,899)	(363,234)

Unrealized trading income/(loss)(1)	$(537,670)	$(14,886,525)	$(1,086,281)	$(562,793)

	Frontier Trading	Frontier Trading	Frontier Trading
Type of contract	Company XV, LLC	Company XVIII, LLC (3)	Company XXI, LLC (4)
Metals	$19,006,684	$(53,255)	$17,541
Currencies	2,020,971	63,271	439,872
Energies	(1,101,151)	(69,347)	101,217
Agriculturals	(2,927,624)	(43,403)	(204,311)
Interest rates	(3,413,034)	651,462	(893,143)
Stock indices	(1,291,838)	47,465	1,331,196

Unrealized trading income/(loss)(1)	$12,294,008	$596,193	$792,372

(1)	In the Statements of Operations under net change in open trade equity (deficit), at fair value.
(2)	In the Statements of Operations under Net realized gain/(loss) on futures, forwards and options.
(3)	Frontier Trading Company XVIII, LLC commenced operations in October 2011.
(4)	Frontier Trading Company XXI, LLC commenced operations in March 2011.

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2010 (2)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$7,072,534	$5,503,516	$—	$410,013
Currencies	7,774,727	3,798,329	290,954	3,469,334
Energies	(130,447)	3,319,469	—	(3,365,670)
Agriculturals	4,354,478	4,770,663	—	1,842,657
Interest rates	(547,946)	4,405,255	—	8,589,224
Stock indices	4,970,040	4,637,289	—	(5,464,152)

Realized trading income/(loss)(2)	$23,493,386	$26,434,521	$290,954	$5,481,406

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$1,279,208	$3,435,419	$425,278	$509,045
Currencies	(215,576)	603,604	(61,362)	(504,367)
Energies	160,430	3,185,822	134,906	(543,552)
Agriculturals	908,815	30,624,139	1,056,061	266,192
Interest rates	10,419	701,354	(857,722)	(653,108)
Stock indices	1,167,169	1,280,686	318,805	691,008

Realized trading income/(loss)(2)	$3,310,465	$39,831,024	$1,015,966	$(234,782)

Type of contract	Frontier Trading Company XV, LLC
Metals	$(4,305,416)
Currencies	4,156,645
Energies	(127,783)
Agriculturals	1,471,974
Interest rates	2,846,289
Stock indices	(399,724)

Realized trading income/(loss)(2)	$3,641,985

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2010 (1)

	Frontier Trading	Frontier Trading	Frontier Trading	Frontier Trading
Type of contract	Company I LLC	Company II LLC	Company III LLC	Company V LLC
Metals	$301,912	$744,333	$—	$(2,364,922)
Currencies	2,424,817	645,472	54,015	8,948,879
Energies	3,386,563	889,357	—	(1,159,361)
Agriculturals	3,412,782	2,641,055	—	(1,491,247)
Interest rates	3,103,488	(706,213)	—	(1,541,855)
Stock indices	1,374,012	1,753,276	—	(1,774,544)

Unrealized trading income/(loss)(1)	$14,003,574	$5,967,280	$54,015	$616,950

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIV, LLC
Metals	$5,210	$256,571	$(148,416)	$59,801
Currencies	(736,347)	(225,639)	1,693,130	(39,060)
Energies	757,738	27,567,517	73,155	204,825
Agriculturals	478,475	(22,437,145)	323,105	1,956,523
Interest rates	148,180	(2,612)	(334,538)	(564,098)
Stock indices	651,649	(170,263)	(113,620)	1,204,678

Unrealized trading income/(loss)(1)	$1,304,905	$4,988,429	$1,492,816	$2,822,669

Type of contract	Frontier Trading Company XV, LLC
Metals	$6,826,650
Currencies	2,548,379
Energies	—
Agriculturals	392,571
Interest rates	2,077,645
Stock indices	90,726

Unrealized trading income/(loss)(1)	$11,935,971

(1)	In the Statements of Operations under net change in open trade equity (deficit), at fair value.
(2)	In the Statements of Operations under Net realized gain/(loss) on futures, forwards and options.

Realized Trading Revenue from Futures, Forwards and Options

for the Year Ended December 31, 2009 (2)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$3,475,246	$1,588,047	$—	$1,200,986
Currencies	3,170,040	(1,610,472)	(178,743)	944,497
Energies	286,142	(2,342,983)	—	(2,622,786)
Agriculturals	62,398	(1,956,080)	—	(1,044,572)
Interest rates	(741,506)	1,485,612	—	(3,820,092)
Stock indices	2,463,165	(887,285)	—	9,578,269

Realized trading income/(loss)(2)	$8,715,485	$(3,723,161)	$(178,743)	$4,236,302

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIII, LLC
Metals	$3,441,595	$19,615,278	$(88,155)	$3,142,777
Currencies	(169,551)	3,599,861	(192,123)	(443,885)
Energies	(1,689,573)	20,547,042	162,890	(1,017,693)
Agriculturals	(517,887)	9,409,345	(311,339)	(1,719,906)
Interest rates	78,737	2,539,200	(47,574)	1,167,187
Stock indices	(1,354,053)	4,578,201	(578,678)	(669,543)

Realized trading income/(loss)(2)	$(210,732)	$60,288,927	$(1,054,979)	$458,937

Type of contract	Frontier Trading Company XIV, LLC	Frontier Trading Company XV, LLC
Metals	$(2,942,602)	$(6,201,505)
Currencies	(1,728,629)	1,315,935
Energies	4,484,267	4,063,077
Agriculturals	(2,238,895)	12,396,090
Interest rates	2,574,598	(183,030)
Stock indices	2,772,166	2,728,681

Realized trading income/(loss)(2)	$2,920,905	$14,119,248

Unrealized Trading Revenue from Futures, Forwards and Options for the Year Ended December 31, 2009 (1)

Type of contract	Frontier Trading Company I LLC	Frontier Trading Company II LLC	Frontier Trading Company III LLC	Frontier Trading Company V LLC
Metals	$1,800,573	$1,956,286	$—	$648,562
Currencies	(555,213)	(1,242,233)	2,985	392,073
Energies	2,526,944	(1,974,744)	—	(3,175,210)
Agriculturals	1,886,477	(1,587,841)	—	(1,596,996)
Interest rates	252,323	1,853,851	—	(4,372,516)
Stock indices	(5,006,125)	(519,048)	—	9,025,847

Unrealized trading income/(loss)(1)	$904,979	$(1,513,729)	$2,985	$921,760

Type of contract	Frontier Trading Company VI LLC	Frontier Trading Company VII, LLC	Frontier Trading Company IX, LLC	Frontier Trading Company XIII, LLC
Metals	$551,242	$(15,338,074)	$(361,205)	$1,058,999
Currencies	(956,054)	(141,604)	(148,544)	33,463
Energies	4,730	1,796,390	(187,104)	304,177
Agriculturals	(889,051)	(15,751,965)	(129,226)	(720,468)
Interest rates	3,115,915	440,666	712,669	(481,812)
Stock indices	(2,703,947)	678,338	(51,776)	500,869

Unrealized trading income/(loss)(1)	$(877,165)	$(28,316,249)	$(165,186)	$695,228

Type of contract	Frontier Trading Company XIV, LLC	Frontier Trading Company XV, LLC
Metals	$2,005,875	$26,324,601
Currencies	237,027	(3,668,493)
Energies	(3,960,994)	(2,228,338)
Agriculturals	2,757,764	(5,607,090)
Interest rates	(4,088,349)	244,110
Stock indices	62,462	(468,370)

Unrealized trading income/(loss)(1)	$(2,986,215)	$14,596,420

(1)	In the Statements of Operations under net change in open trade equity (deficit), at fair value
(2)	In the Statements of Operations under Net realized gain/(loss) on futures, forwards and options.

Trading Activities And Related Risks	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Trading Activities And Related Risks

9. Trading Activities and Related Risks

The purchase and sale of futures and options on futures contracts require margin deposits with Futures Commission Merchants (each, an "FCM"). Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited.

The term "off-balance sheet risk" refers to an unrecorded potential liability that, even though it does not appear on the statements of financial condition, may result in future obligation or loss in excess of the amount paid by the Series for a particular investment. Each Trading Company expects to trade in futures, options, forward and swap contracts and will therefore be a party to financial instruments with elements of off-balance sheet market and credit risk. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures positions held by a Trading Company in respect of any Series at the same time, and if the Trading Advisor(s) of such Trading Company are unable to offset such futures interests positions, such Trading Company could lose all of its assets and the holders of Units of such Series would realize a 100% loss. The Managing Owner will seek to minimize market risk through real-time monitoring of open positions and the level of diversification of each Trading Advisor's portfolio. It is anticipated that any Trading Advisor's margin-to-equity ratio will typically not exceed approximately 35% although the actual ratio could be higher or lower from time to time.

In addition to market risk, trading futures, forward and swap contracts entails credit risk in that a counterparty will not be able to meet its obligations to a Trading Company. The counterparty for futures contracts traded in the United States and on most foreign exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members, like some foreign exchanges, it is normally backed by a consortium of banks or other financial institutions. Some non-U.S. exchanges, in contrast to U.S. exchanges, are principals' markets in which performance is the responsibility only of the individual counterparty with whom the Trading Company has entered into the transaction, and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

In the case of forward contracts traded on the interbank market and swaps, neither is traded on exchanges. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Managing Owner expects the Trading Advisors to trade only with those counterparties which it believes to be creditworthy. All positions of each Trading Company will be valued each day on a mark-to-market basis. There can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to any Trading Company.

The Managing Owner has established procedures to actively monitor and minimize market and credit risks. The Limited Owners bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

The Frontier Fund [Member]
Trading Activities And Related Risks

8. Trading Activities and Related Risks

The purchase and sale of futures and options on futures contracts require margin deposits with Futures Commission Merchants (each, an "FCM"). Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited.

The term "off-balance sheet risk" refers to an unrecorded potential liability that, even though it does not appear on the statements of financial condition, may result in future obligation or loss in excess of the amount paid by the Series for a particular investment. Each Trading Company expects to trade in futures, options, forward and swap contracts and will therefore be a party to financial instruments with elements of off-balance sheet market and credit risk. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures positions held by a Trading Company in respect of any Series at the same time, and if the Trading Advisor(s) of such Trading Company are unable to offset such futures interests positions, such Trading Company could lose all of its assets and the holders of Units of such Series would realize a 100% loss. The Managing Owner will seek to minimize market risk through real-time monitoring of open positions and the level of diversification of each Trading Advisor's portfolio. It is anticipated that any Trading Advisor's margin-to-equity ratio will typically not exceed approximately 35% although the actual ratio could be higher or lower from time to time.

In addition to market risk, trading futures, forward and swap contracts entails credit risk in that a counterparty will not be able to meet its obligations to a Trading Company. The counterparty for futures contracts traded in the United States and on most foreign exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members, like some foreign exchanges, it is normally backed by a consortium of banks or other financial institutions. Some non-U.S. exchanges, in contrast to U.S. exchanges, are principals' markets in which performance is the responsibility only of the individual counterparty with whom the Trading Company has entered into the transaction, and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

In the case of forward contracts traded on the interbank market and swaps, neither is traded on exchanges. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Managing Owner expects the Trading Advisors to trade only with those counterparties which it believes to be creditworthy. All positions of each Trading Company will be valued each day on a mark-to-market basis. There can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to any Trading Company.

The Managing Owner has established procedures to actively monitor and minimize market and credit risks. The Limited Owners bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

The Trading Companies Of The Frontier Fund [Member]
Trading Activities And Related Risks
 7. Trading Activities and Related Risks

The purchase and sale of futures and options on futures contracts require margin deposits with Futures Commodities Merchants (each, an "FCM"). Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than the total of cash and other property deposited.

The term "off-balance sheet risk" refers to an unrecorded potential liability that, even though it does not appear on the Statement of Financial Condition, may result in future obligation or loss in excess of the amount paid by the Series for a particular investment. Each Trading Company expects to trade in futures, options, forward and swap contracts and will therefore be a party to financial instruments with elements of off-balance sheet market and credit risk. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures positions held by a Trading Company in respect of any Series at the same time, and if the Trading Advisor(s) of such Trading Company are unable to offset such futures interests positions, such Trading Company could lose all of its assets and the holders of Units of such Series would realize a 100% loss. Management will seek to minimize market risk through real-time monitoring of open positions and the level of diversification of each Trading Advisor's portfolio. It is anticipated that any Trading Advisor's margin-to-equity ratio will typically not exceed approximately 35% although the actual ratio could be higher or lower from time to time.

In addition to market risk, trading futures, forward and swap contracts entails credit risk in that a counterparty will not be able to meet its obligations to a Trading Company. The counterparty for futures contracts traded in the United States and on most foreign exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members, like some foreign exchanges, it is normally backed by a consortium of banks or other financial institutions. Some non-U.S. exchanges, in contrast to U.S. exchanges, are principals' markets in which performance is the responsibility only of the individual counterparty with whom the Trading Company has entered into the transaction, and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

In the case of forward contracts traded on the interbank market and swaps, neither is traded on exchanges. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. Management expects the Trading Advisors to trade only with those counterparties which it believes to be creditworthy. All positions of each Trading Company will be valued each day on a mark-to-market basis. There can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to any Trading Company.

Management has established procedures to actively monitor and minimize market and credit risks. Investors in units of the Frontier Fund Series bear the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

Indemnifications	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Indemnifications

10. Indemnifications

The Series have entered into agreements, which provide for the indemnification of futures clearing brokers, and commodity trading advisers, among others, against losses, costs, claims and liabilities arising from the performance of their individual obligations under such agreements, except for gross negligence or bad faith. The Trust has had no prior claims or payments pursuant to these agreements. The Trust's individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

The Frontier Fund [Member]
Indemnifications

9. Indemnifications

The Trust has entered into agreements, which provide for the indemnification of futures clearing brokers, and commodity trading advisers, among others, against losses, costs, claims and liabilities arising from the performance of their individual obligations under such agreements, except for gross negligence or bad faith. The Trust has had no prior claims or payments pursuant to these agreements. The Trust's individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

The Trading Companies Of The Frontier Fund [Member]
Indemnifications
 8. Indemnifications

The Trading Companies have entered into agreements, which provide for the indemnification of futures clearing brokers, currency trading companies, and commodity trading advisers, among others, against losses, costs, claims and liabilities arising from the performance of their individual obligations under such agreements, except for gross negligence or bad faith. The Trading Companies have had no prior claims or payments pursuant to these agreements. The Trading Companies' individual maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trading Companies that have not yet occurred. However, based on experience the Trading Companies expect the risk of loss to be remote.

Subsequent Events	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Subsequent Events

11. Subsequent Events

Effective as of March 1, 2012, the Berkeley/Graham/Tiverton Series of the Frontier Fund became known as the Tiverton/Graham/Transtrend Series. The TBG Institutional Series became a new Series of the Trust on January 20, 2012.

The Frontier Fund [Member]
Subsequent Events

10. Subsequent Events

Effective as of March 1, 2012, the Berkeley/Graham/Tiverton Series of the Trust became known as the Tiverton/Graham/Transtrend Series. The TBG Institutional Series became a new Series of the Trust on January 20, 2012.

The Trading Companies Of The Frontier Fund [Member]
Subsequent Events
 9. Subsequent Events

The Trading Companies evaluated subsequent events through the date of the financial statements were available to be issued and not identify any events or transactions that would require recognition or disclosure.